   As filed with the Securities and Exchange Commission on October 3, 2005.
                                                             File No. 333-119418
                                                                       811-08580

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                     -----
         Post-Effective Amendment No.  3                                     [X]
                                     -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 90                                                    [X]
                      -----

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT THREE
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445
               (Depositor's Telephone Number, Including Area Code)

                             Christopher M. Grinnell
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:
___ immediately upon filing pursuant to paragraph (b) of Rule 485
_X_ on November 1, 2005 pursuant to paragraph (b) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ on __________, 2005 pursuant to paragraph (a)(1) of Rule 485
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

THE DIRECTOR M
SEPARATE ACCOUNT THREE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085


[ICON]      1-800-862-6668 (CONTRACT OWNERS)
            1-800-862-7155 (REGISTERED REPRESENTATIVES)
[ICON]      WWW.HARTFORDINVESTOR.COM


                                                             [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase
Series I of The Director M variable annuity or make subsequent premium payments. Please read it carefully and keep it for your records.



This annuity is a contract between you and Hartford Life and Annuity Insurance Company ("us", "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


X  Flexible, because you may add Premium Payments at any time.


X Tax-deferred, which means you may not have to pay taxes until you take money out or until we start to make Annuity Payouts.


X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.


You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products, Hartford HLS Series Fund II, Inc., Hartford Series Fund, Inc., Lord Abbett Series Fund, Inc., Oppenheimer Variable Accounts Funds, Putnam Variable Trust, The Universal Institutional Funds, Inc. and Van Kampen Life Investment Trust. The Funds are described in greater detail in Section 3.



You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our assets like the assets of the Separate Account.



You should keep this prospectus for your records. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov). You may also obtain a copy of this prospectus and the Statement of Additional Information, as amended from time to time, in a compact disk by contacting us.



This Contract IS NOT:



- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency



This Contract and its features may not be available for sale in all states. Please refer to the "State Variations" discussion in Section 7 for additional information about variations in fees and features based on specific state requirements.

--------------------------------------------------------------------------------

PROSPECTUS DATED: NOVEMBER 1, 2005
STATEMENT OF ADDITIONAL INFORMATION DATED: NOVEMBER 1, 2005

2
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


TABLE OF CONTENTS



                                                                            PAGE
--------------------------------------------------------------------------------
1. HIGHLIGHTS                                                                 3
--------------------------------------------------------------------------------
2. SYNOPSIS                                                                   5
--------------------------------------------------------------------------------
3. GENERAL CONTRACT INFORMATION                                               8
--------------------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                                 8
--------------------------------------------------------------------------------
  The Separate Account                                                        8
--------------------------------------------------------------------------------
  The Funds                                                                   8
--------------------------------------------------------------------------------
  Fixed Accumulation Feature                                                 14
--------------------------------------------------------------------------------
4. PERFORMANCE RELATED INFORMATION                                           15
--------------------------------------------------------------------------------
5. THE CONTRACT                                                              16
--------------------------------------------------------------------------------
  a.  Purchases and Contract Value                                           16
--------------------------------------------------------------------------------
  b. Charges and Fees                                                        20
--------------------------------------------------------------------------------
  c.  The Hartford's Principal First and The Hartford's Principal First
  Preferred                                                                  23
--------------------------------------------------------------------------------
  d. Death Benefits                                                          27
--------------------------------------------------------------------------------
  e.  The Hartford's Lifetime Income Builder                                 30
--------------------------------------------------------------------------------
  f.  Surrenders                                                             34
--------------------------------------------------------------------------------
  g.  Annuity Payouts                                                        36
--------------------------------------------------------------------------------
  h.  Other Programs Available                                               40
--------------------------------------------------------------------------------
6. DEFINITIONS                                                               42
--------------------------------------------------------------------------------
7. OTHER INFORMATION                                                         44
--------------------------------------------------------------------------------
  Legal Matters                                                              46
--------------------------------------------------------------------------------
  More Information                                                           47
--------------------------------------------------------------------------------
  Financial Statements                                                       47
--------------------------------------------------------------------------------
  State Variations                                                           47
--------------------------------------------------------------------------------
8. FEDERAL TAX CONSIDERATIONS                                                48
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     54
--------------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           55
--------------------------------------------------------------------------------
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                     61
--------------------------------------------------------------------------------
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                   66
--------------------------------------------------------------------------------
APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES          67
--------------------------------------------------------------------------------
APPENDIX V -- ACCUMULATION UNIT VALUES                                       68
--------------------------------------------------------------------------------
APPENDIX VI -- THE HARTFORD'S LIFETIME INCOME BUILDER -- EXAMPLES            69
--------------------------------------------------------------------------------

                                                                               3
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


1. HIGHLIGHTS



Below is some important information about your variable annuity Contract. To purchase a Contract you must complete our application or order request and submit it to us for approval with your first Premium Payment.



A. MAXIMUM ISSUE AGE:



Subject to State variations (see Section 7), the Annuitant, Contract Owner or Joint Contract owner cannot be older than age 85 on the date your Contract is issued. For more information, see Sections 1(h) and 5(a). We, or any financial adviser, may refuse to sell a Contract to any person based on age and other relevant criteria.



B. INITIAL INVESTMENT: For more information, see Section 5(a).



- $1,000 minimum investment.



- $500 with enrollment in the InvestEase-Registered Trademark- Program.



- Premium Payments may not exceed $1 million without our prior approval.



MINIMUM ADDITIONAL INVESTMENTS: $500 (other than investments made through InvestEase Program)



INVESTEASE PROGRAM: This program allows systematic additional investments of as little as $50 from a checking or savings account into your Contract monthly or quarterly.



RIGHT TO CANCEL PERIOD: For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without a Contingent Deferred Sales Charge. This "free look" period may be from ten to thirty-five days depending on your state. You may be subject to market losses or gains prior to our receipt of your request for cancellation. See "State Variations" in
Section 7 for more information.



C. IS THE FIXED ACCUMULATION FEATURE AVAILABLE? /X/ Yes / / No [see Section 3]



D. CONTINGENT DEFERRED SALES CHARGES:



There may be a variety of sales arrangements available for you to purchase a contract from us. These choices may range from contracts with no sales charges, front-end or Contingent Deferred Sales Charges, and contracts that offer Payment Enhancements (bonus feature). This Contract is subject to a Contingent Deferred Sales Charge when you make a full or partial Surrender of your Contract, subject to certain exceptions. The percentage used to determine your Contingent Deferred Sales Charge is:



YEAR                       1   2   3   4   5   6   7   8
---------------------------------------------------------
CHARGE                     7%  7%  7%  6%  5%  4%  3%  0%
---------------------------------------------------------



For more information, see Sections 2, 5(b) and 7.



NURSING HOME SALES CHARGE WAIVER: Should the need arise for the Annuitant, Owner or Joint Owner to enter a nursing home or hospital, you can access money from your Contract -- with no Contingent Deferred Sales Charges -- to help pay these expenses. Certain requirements must be met, including:



- The benefit will only apply to Premium Payments made prior to the nursing home or hospital stay;



- The nursing home or hospital stay must be prescribed by a physician; and



- The stay in the nursing home or hospital must exceed 180 consecutive days.



See "State Variations" in Section 7 for more information.



ANNUAL WITHDRAWAL AMOUNT: This is the amount we will allow you to receive annually without a Contingent Deferred Sales Charge.



- YEARS 1-7: 10% of total Premium Payments per Contract year on a non-cumulative basis.



- AFTER YEAR 7: 100% of any earnings, and Premium Payments invested more than 7 years plus 10% of Premium Payments invested for less than 7 years.



While we provide several ways for you to access your money, not all of your Premiums may be easily accessible. For instance, if you are less than 59 1/2 when you make a Surrender, you may have to pay a federal income tax penalty on the money you take out. Your Premiums are also subject to market risk based on the sub-account performance. See Section 1(h) for more information.



E. CONTRACT CHARGES:



- MORTALITY AND EXPENSE RISK CHARGE: 0.95% annually, charged daily from Sub-Account Value.



- ADMINISTRATIVE CHARGE: 0.20% annually, charged daily from Sub-Account Value.



- ANNUAL MAINTENANCE FEE: $30, waived for Contract Anniversary and Surrender values of $50,000 and over.



- PREMIUM TAXES: These are taxes paid to state or municipal authorities and range up to 3.5% of Premiums paid.



OPTIONAL BENEFIT CONTRACT CHARGES:



- MAV PLUS DEATH BENEFIT: 0.30% annually, charged daily from Sub-Account Value. [Not available if the Owner(s) or Annuitant is age 76 or older]



- THE HARTFORD'S PRINCIPAL FIRST: 0.50% annually, charged daily from Sub-Account Value. [Limited in qualified Contracts to Owner/Annuitants age 80 or younger]



- THE HARTFORD'S PRINCIPAL FIRST PREFERRED: 0.20% annually, charged daily from Sub-Account Value. [Limited to Contracts issued after 11/1/04 and in qualified Contracts to Owner/ Annuitants age 70 or younger]



- THE HARTFORD'S LIFETIME INCOME BUILDER: The initial charge is 0.40% of your then current Benefit Amount (as compared to Sub-Account Value) but may be increased to a total maximum charge of .75%. This additional charge will automatically be deducted from your Contract Value each Contract Anniversary (as compared to daily deductions).



  See Section 5(b) for more information.

4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


F. ANNUITY PAYOUT OPTIONS: You must begin to take Annuity Payouts by the later of the Annuitant's 90th birthday or the end of the 10th Contract Year. Your Annuity Payout Options are:



- Payments for a Period Certain                     -Life Annuity with Payments for a Period Certain
------------------------------------------------------------------------------------------------------
- Life Annuity                                      -Joint and Last Survivor Annuity
------------------------------------------------------------------------------------------------------
- Life Annuity with a Cash Refund                   -Joint and Last Survivor Annuity with Payments for
                                                     a Period Certain
------------------------------------------------------------------------------------------------------



G. DEATH BENEFITS: A Death Benefit is the amount we will pay if the annuitant, Contract owner, or joint Contract owner dies before we begin to make Annuity Payouts. All Death Benefits are calculated when we receive a certified death certificate or other legal document acceptable to us. We offer two standard Death Benefits. The Death Benefit issued with your Contract is based on the age of the Annuitant, Contract Owner or Joint Contract Owner. You may also choose to add an optional Death Benefit to your Contract for an additional charge. See
Section 5(d) for more information.



STANDARD DEATH BENEFITS -- AVAILABLE FOR NO ADDITIONAL CHARGE



- PREMIUM SECURITY DEATH BENEFIT: This benefit is available if both you and your Annuitant are younger than age 81 on the date we issue this Contract. The Death Benefit is the higher of (i) Contract Value, (ii) total Premiums adjusted for Surrenders, or (iii) the lesser of your Maximum Anniversary Value or your Contract Value plus 25% of your Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death). Once issued, this Death Benefit doesn't change for as long as you own your Contract.



- ASSET PROTECTION DEATH BENEFIT: This benefit is available if either you or your Annuitant are age 81 or older on the date we issue this Contract. The Death Benefit is the greatest of (i), (ii) or (iii):



  (i)  Contract Value, or



  (ii) Contract Value plus 25% of total Premium Payments adjusted for Surrenders (excluding Premium Payments we receive within 12 months of or after death) or Premium Payments adjusted for Surrenders, whichever is less; or



  (iii) Contract Value plus 25% of your Maximum Anniversary Value (excluding subsequent Premium Payments we receive within 12 months of or after death) or Maximum Anniversary Value, whichever is less.



STANDARD DEATH BENEFIT -- IF YOU ELECT THE HARTFORD'S LIFETIME INCOME BUILDER



- The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit: This benefit replaces the standard Premium Security Death Benefit if you elect The Hartford's Lifetime Income Builder. This Death Benefit guarantees that we will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date proof of death is received by us.



OPTIONAL DEATH BENEFIT -- AVAILABLE FOR AN ADDITIONAL DAILY CHARGE EQUAL TO 0.30% ANNUALLY



- MAV PLUS -- Subject to State variations, this optional Death Benefit may be added to the Contract if both you and your Annuitant are younger than age 76. If you elect MAV Plus, the benefit that we pay upon death will be the greater of the Standard Death Benefit or Maximum Anniversary Value or the Earnings Protection Benefit. See Sections 2, 5(c) & 5(d) for more information.



H. THINGS TO CONSIDER BEFORE YOU BUY A VARIABLE ANNUITY



You should work with a financial adviser that you trust (along with a family member or friend, if needed), read all sales and disclosure materials thoroughly, and ask questions to ensure that you understand what you are buying. Owning an annuity represents a long-term financial commitment that can offer real benefits. However, a variable annuity may not be right for everyone. BEFORE YOU INVEST, YOU SHOULD THEREFORE CONSIDER WHETHER, AMONG OTHER THINGS:



- Generally, if you have a long term investment horizon.



- You can afford to make the initial and any subsequent Premium Payments based on your other assets and income.



- You thoroughly understand how this product works and how charges may affect your investments.



- You are able to tolerate market fluctuations based on underlying Fund performance.



- You have a need for tax-deferral or a Death Benefit.



- Investing in a variable annuity through an IRA is the right investment decision even though a variable annuity will provide no additional tax advantages.



- If you are an older person, you may not necessarily have a need for long-term income, tax deferral or a Death Benefit.



- If you want to make frequent Sub-Account transfers, you should not invest in this variable annuity.



For more information about variable annuities, see http://www.nasd.com/web/idcplg?IdcService=SS_GET_PAGE&nodeId=1232



I. WILL MY REGISTERED REPRESENTATIVE BE PAID A COMMISSION OR RECEIVE ANY TYPE OF A COMPENSATION FOR SELLING THIS VARIABLE ANNUITY? [see Section 7]



Yes. Upfront commissions paid by us will not be more than 7% of Premium Payments. Trail commissions will not be more than 1% of Contract Value. From time to time we may also pay or permit other promotional incentives, in cash or credit or other compensation. Check with your Registered Representative about specific compensation arrangements.

                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


2. SYNOPSIS



THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.



CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         7%
---------------------------------------------------------
    Third Year                                          7%
---------------------------------------------------------
    Fourth Year                                         6%
---------------------------------------------------------
    Fifth Year                                          5%
---------------------------------------------------------
    Sixth Year                                          4%
---------------------------------------------------------
    Seventh Year                                        3%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2) Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.



ANNUAL MAINTENANCE FEE (3)                                  $30
-----------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
-----------------------------------------------------------------
    Mortality and Expense Risk Charge                      0.95%
-----------------------------------------------------------------
    Administrative Charge                                  0.20%
-----------------------------------------------------------------
    Total Separate Account Annual Expenses                 1.15%
-----------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
-----------------------------------------------------------------
    MAV Plus Death Benefit Charge (4)                      0.30%
-----------------------------------------------------------------
    The Hartford's Principal First Charge (5)(6)           0.75%
-----------------------------------------------------------------
    The Hartford's Principal First Preferred
     Charge (5)                                            0.20%
-----------------------------------------------------------------
    Total Separate Account Annual Expenses with
     optional charges (4)(7)                               2.20%
-----------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of the Benefit
  Amount)
    The Hartford's Lifetime Income Builder (as a
     percentage of the Benefit Amount) (5)(6)(8)           0.75%
-----------------------------------------------------------------


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.


(4) See "State Variations" under Section 7 for additional information.



(5) You may choose only one of the following: The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder.



(6) While the maximum charges for The Hartford's Lifetime Income Builder and The Hartford's Principal First are 0.75%, the current fees for these benefits are 0.40% and 0.50%, respectively. These fees may increase on or after the 5th anniversary of election. See sections 5(c) and 5(e) for additional information.

6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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(7) Total Separate Account Annual Expenses with optional Separate Account based charges includes charges for the highest combination of optional charges. In addition to separate account benefit charges, you may also incur Benefit Amount based charges if you elect The Hartford's Lifetime Income Builder.



(8) The annual charge is deducted on each Contract Anniversary or upon Surrender. If you Surrender your Contract prior to your first Contract Anniversary from the initial offering of this rider, we reserve the right to waive the rider charge.



THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.43%      3.34%
--------------------------------------------------------------

                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, WE ASSUME A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, WE WAIVE THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.


THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                                                   $1,238
-------------------------------------------------------------------------------
3 years                                                                  $2,365
-------------------------------------------------------------------------------
5 years                                                                  $3,292
-------------------------------------------------------------------------------
10 years                                                                 $5,564
-------------------------------------------------------------------------------


(2) If you annuitize at the end of the applicable time period:


1 year                                                                   $  568
-------------------------------------------------------------------------------
3 years                                                                  $1,706
-------------------------------------------------------------------------------
5 years                                                                  $2,827
-------------------------------------------------------------------------------
10 years                                                                 $5,556
-------------------------------------------------------------------------------


(3) If you do not Surrender your Contract:


1 year                                                                   $  576
-------------------------------------------------------------------------------
3 years                                                                  $1,714
-------------------------------------------------------------------------------
5 years                                                                  $2,835
-------------------------------------------------------------------------------
10 years                                                                 $5,564
-------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" in Section 5. Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


3. GENERAL CONTRACT INFORMATION


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT


The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1994 and is registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or us. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:


- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.


- Is not subject to the liabilities arising out of any other business we may conduct. However, all obligations under the Contract are our general corporate obligations.


- Is not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.


- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.


- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to our other income, gains or losses.


We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


SUB-ACCOUNT/FUND                                          ADVISOR                              OBJECTIVE SUMMARY
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP BALANCED WEALTH      Alliance Capital Management, L.P.         The highest total return consistent with
  STRATEGY PORTFOLIO SUB-ACCOUNT which                                              Alliance's determination of reasonable
  purchases Class B shares of the                                                   risk
  Balanced Wealth Strategy Portfolio of
  AllianceBernstein Variable Products
  Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP GLOBAL RESEARCH      Alliance Capital Management, L.P.         Long-term growth of capital
  GROWTH PORTFOLIO SUB-ACCOUNT which
  purchases Class B shares of the
  Global Research Growth Portfolio of
  AllianceBernstein Variable Products
  Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP INTERNATIONAL VALUE  Alliance Capital Management, L.P.         Long-term growth of capital
  PORTFOLIO SUB-ACCOUNT which purchases
  Class B shares of the International
  Value Portfolio of AllianceBernstein
  Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP SMALL/MID CAP VALUE  Alliance Capital Management, L.P.         Long-term growth of capital
  PORTFOLIO SUB-ACCOUNT which purchases
  Class B shares of the Small/ Mid Cap
  Value Portfolio of AllianceBernstein
  Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------

                                                                               9
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUB-ACCOUNT/FUND                                          ADVISOR                              OBJECTIVE SUMMARY
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP VALUE PORTFOLIO      Alliance Capital Management, L.P.         Long-term growth of capital
  SUB-ACCOUNT which purchases Class B
  shares of the Value Portfolio of
  AllianceBernstein Variable Products
  Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- VIP        Fidelity Management & Research Company    Long-term capital appreciation
  CONTRAFUND-REGISTERED TRADEMARK- SUB-
  ACCOUNT which purchases Service
  Class 2 shares of Fidelity VIP
  Contrafund-Registered Trademark-
  Portfolio of Fidelity Variable
  Insurance Products
----------------------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- VIP        Fidelity Management & Research Company    Income
  EQUITY-INCOME SUB-ACCOUNT which
  purchases Service Class 2 shares of
  Fidelity VIP Equity-Income Portfolio
  of Fidelity Variable Insurance
  Products
----------------------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- VIP        Fidelity Management & Research Company    Capital appreciation
  GROWTH SUB-ACCOUNT which purchases
  Service Class 2 shares of Fidelity
  VIP Growth Portfolio of Fidelity
  Variable Insurance Products
----------------------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- VIP MID    Fidelity Management & Research Company    Long-term growth
  CAP SUB-ACCOUNT which purchases
  Service Class 2 shares of Fidelity
  VIP Mid Cap Portfolio of Fidelity
  Variable Insurance Products
----------------------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- VIP VALUE  Fidelity Management & Research Company    Capital appreciation
  STRATEGIES SUB-ACCOUNT which purchases
  Service Class 2 shares of Fidelity VIP
  Value Strategies Portfolio of Fidelity
  Variable Insurance Products
----------------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND SUB-ACCOUNT    HL Investment Advisors, LLC., a Hartford  Long-term total return
  which purchases Class IA shares of      subsidiary, sub-advised by Wellington
  Hartford Advisers HLS Fund of Hartford  Management Company, LLP.
  Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND      HL Investment Advisors, LLC., sub-        Growth of capital
  SUB-ACCOUNT which purchases Class IA    advised by Wellington Management
  shares of Hartford Disciplined Equity   Company, LLP.
  HLS Fund of Hartford Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND     HL Investment Advisors, LLC., sub-        High level of current income consistent
  SUB-ACCOUNT which purchases Class IA    advised by Wellington Management          with growth of capital
  shares of Hartford Dividend and Growth  Company, LLP.
  HLS Fund of Hartford Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND           HL Investment Advisors, LLC., sub-        High level of current income consistent
  SUB-ACCOUNT which purchases Class IA    advised by Wellington Management          with growth of capital
  shares of Hartford Equity Income HLS    Company, LLP.
  Fund of Hartford Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND SUB-ACCOUNT       HL Investment Advisors, LLC., sub-        Long-term capital appreciation
  which purchases Class IA shares of      advised by Wellington Management
  Hartford Focus HLS Fund of Hartford     Company, LLP.
  Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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
SUB-ACCOUNT/FUND                                          ADVISOR                              OBJECTIVE SUMMARY
----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISORS HLS FUND         HL Investment Advisors, LLC., sub-        Maximum long-term total rate of return
  SUB-ACCOUNT which purchases Class IA    advised by Wellington Management
  shares of Hartford Global Advisors HLS  Company, LLP.
  Fund of Hartford Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND          HL Investment Advisors, LLC., sub-        Growth of capital growth
  SUB-ACCOUNT which purchases Class IA    advised by Wellington Management
  shares of Hartford Global Leaders HLS   Company, LLP.
  Fund of Hartford Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND SUB-ACCOUNT      HL Investment Advisors, LLC., sub-        Long-term capital appreciation
  which purchases Class IA shares of      advised by Wellington Management
  Hartford Growth HLS Fund of Hartford    Company, LLP.
  Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND    HL Investment Advisors, LLC., sub-        Short- and long-term capital
  SUB-ACCOUNT which purchases Class IA    advised by Wellington Management          appreciation
  shares of Hartford Growth               Company, LLP.
  Opportunities HLS Fund of Hartford HLS
  Series Fund II, Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND SUB-         HL Investment Advisors, LLC., sub-        High current income. Growth of capital
  ACCOUNT which purchases Class IA        advised by Hartford Investment            is a secondary objective
  shares of Hartford High Yield HLS Fund  Management Company, a Hartford
  of Hartford Series Fund, Inc.           subsidiary
----------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-ACCOUNT       HL Investment Advisors, LLC., sub-        Match performance of publicly traded
  which purchases Class IA shares of      advised by Hartford Investment            common stocks
  Hartford Index HLS Fund of Hartford     Management Company
  Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL            HL Investment Advisors, LLC., sub-        Capital appreciation
  APPRECIATION HLS FUND SUB-ACCOUNT       advised by Wellington Management
  which purchases Class IA shares of      Company, LLP.
  Hartford International Capital
  Appreciation HLS Fund of Hartford
  Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS  HL Investment Advisors, LLC., sub-        Growth of capital
  FUND SUB-ACCOUNT which purchases        advised by Wellington Management
  Class IA shares of Hartford             Company, LLP.
  International Opportunities HLS Fund
  of Hartford Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS  HL Investment Advisors, LLC., sub-        Capital appreciation
  FUND SUB-ACCOUNT which purchases        advised by Wellington Management
  Class IA shares of Hartford             Company, LLP.
  International Small Company HLS Fund
  of Hartford Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND            HL Investment Advisors, LLC., sub-        Maximum current income consistent with
  SUB-ACCOUNT which purchases Class IA    advised by Hartford Investment            liquidity and preservation of capital
  shares of Hartford Money Market HLS     Management Company
  Fund of Hartford Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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
SUB-ACCOUNT/FUND                                          ADVISOR                              OBJECTIVE SUMMARY
----------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND     HL Investment Advisors, LLC., sub-        Maximum current income consistent with
  SUB-ACCOUNT which purchases Class IA    advised by Hartford Investment            safety of principal and maintenance of
  shares of Hartford Mortgage Securities  Management Company                        liquidity
  HLS Fund of Hartford Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND         HL Investment Advisors, LLC., sub-        Short- and long-term capital
  SUB-ACCOUNT which purchases Class IA    advised by Wellington Management          appreciation
  shares of Hartford SmallCap Growth HLS  Company, LLP.
  Fund of Hartford HLS Series Fund II,
  Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-ACCOUNT       HL Investment Advisors, LLC., sub-        Long-term growth of capital, with income
  which purchases Class IA shares of      advised by Wellington Management          as a secondary consideration
  Hartford Stock HLS Fund of Hartford     Company, LLP.
  Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND       HL Investment Advisors, LLC., sub-        Competitive total return, with income as
  SUB-ACCOUNT (formerly Hartford Bond     advised by Hartford Investment            a secondary objective
  HLS Fund Sub-Account) which purchases   Management Company
  Class IA shares of Hartford Total
  Return Bond HLS Fund of Hartford
  Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS   HL Investment Advisors, LLC., sub-        Maximum total return while providing
  FUND SUB-ACCOUNT which purchases        advised by Hartford Investment            high level of current income
  Class IA shares of Hartford U.S.        Management Company
  Government Securities HLS Fund of
  Hartford HLS Series Fund II, Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND SUB-ACCOUNT       HL Investment Advisors, LLC., sub-        Long-term total return
  which purchases Class IA shares of      advised by Wellington Management
  Hartford Value HLS Fund of Hartford     Company, LLP.
  Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND     HL Investment Advisors, LLC., sub-        Short- and long-term capital
  SUB-ACCOUNT which purchases Class IA    advised by Wellington Management          appreciation
  shares of Hartford Value Opportunities  Company, LLP.
  HLS Fund of Hartford HLS Series Fund
  II, Inc.
----------------------------------------------------------------------------------------------------------------------------
LORD ABBETT ALL VALUE PORTFOLIO SUB-      Lord Abbett & Co. LLC                     Long-term growth of capital and income
  ACCOUNT which purchases Class VC
  shares of the Lord Abbett All Value
  Portfolio of the Lord Abbett Series
  Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
LORD ABBETT AMERICA'S VALUE PORTFOLIO     Lord Abbett & Co. LLC                     Current income and capital appreciation
  SUB-ACCOUNT which purchases Class VC
  shares of the Lord Abbett America's
  Value Portfolio of the Lord Abbett
  Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO      Lord Abbett & Co. LLC                     Current income and capital appreciation
  SUB-ACCOUNT which purchases Class VC
  shares of the Lord Abbett
  Bond-Debenture Portfolio of the Lord
  Abbett Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------


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12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUB-ACCOUNT/FUND                                          ADVISOR                              OBJECTIVE SUMMARY
----------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO   Lord Abbett & Co. LLC                     Long-term growth of capital and income
  SUB-ACCOUNT which purchases Class VC
  shares of the Lord Abbett Growth and
  Income Portfolio of the Lord Abbett
  Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
LORD ABBETT LARGE-CAP CORE PORTFOLIO      Lord Abbett & Co. LLC                     Growth and Income
  SUB-ACCOUNT which purchases Class VC
  shares of the Lord Abbett Large-Cap
  Core Portfolio of the Lord Abbett
  Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH FUND        OppenheimerFunds, Inc.                    Capital appreciation
  SUB-ACCOUNT which purchases Service
  Shares of Oppenheimer Aggressive
  Growth Fund/VA
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND     OppenheimerFunds, Inc.                    Capital appreciation
  SUB-ACCOUNT which purchases Service
  Shares of Oppenheimer Capital
  Appreciation Fund/VA
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND        OppenheimerFunds, Inc.                    Long-term capital appreciation
  SUB-ACCOUNT which purchases Service
  Shares of Oppenheimer Global
  Securities Fund/VA
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND SUB-         OppenheimerFunds, Inc.                    Total return
  ACCOUNT which purchases Service Shares
  of Oppenheimer Main Street
  Fund-Registered Trademark-/VA
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND    OppenheimerFunds, Inc.                    Capital appreciation
  SUB-ACCOUNT which purchases Service
  Shares of Oppenheimer Main Street
  Small Cap Fund-Registered
  Trademark-/VA
----------------------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT     Putnam Investment Management, LLC.        Current income
  which purchases Class IB shares of
  Putnam VT Diversified Income Fund of
  Putnam Variable Trust
----------------------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION SUB-       Putnam Investment Management, LLC.        Long-term total return
  ACCOUNT which purchases Class IB
  shares of Putnam VT Global Asset
  Allocation Fund of Putnam Variable
  Trust
----------------------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME SUB-ACCOUNT      Putnam Investment Management, LLC.        Capital growth and current income
  which purchases Class IB shares of
  Putnam VT Growth and Income Fund of
  Putnam Variable Trust
----------------------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY SUB-ACCOUNT   Putnam Investment Management, LLC.        Capital appreciation
  which purchases Class IB shares of
  Putnam VT International Equity Fund of
  Putnam Variable Trust
----------------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT which        Putnam Investment Management, LLC.        Long-term growth of capital and income
  purchases Class IB shares of Putnam VT
  Investors Fund of Putnam Variable
  Trust
----------------------------------------------------------------------------------------------------------------------------

                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUB-ACCOUNT/FUND                                          ADVISOR                              OBJECTIVE SUMMARY
----------------------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT which        Putnam Investment Management, LLC.        Long-term capital appreciation
  purchases Class IB shares of Putnam VT
  New Value Fund of Putnam Variable
  Trust
----------------------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE SUB-ACCOUNT which  Putnam Investment Management, LLC.        Capital appreciation
  purchases Class IB shares of Putnam
  VT Small Cap Value Fund of Putnam
  Variable Trust
----------------------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF BOSTON   Putnam Investment Management, LLC.        Balanced growth and income
  SUB-ACCOUNT which purchases Class IB
  shares of Putnam VT The George Putnam
  Fund of Boston of Putnam Variable
  Trust
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VISTA SUB-ACCOUNT which purchases  Putnam Investment Management, LLC.        Capital appreciation
  Class IB shares of Putnam VT Vista
  Fund of Putnam Variable Trust
----------------------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT which          Putnam Investment Management, LLC.        Capital appreciation
  purchases Class IB shares of Putnam VT
  Voyager Fund of Putnam Variable Trust
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT       Van Kampen Asset Management               Capital growth and income
  which purchases Class II shares of
  Comstock Portfolio of the Van Kampen
  Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME          Van Kampen Asset Management               Long-term growth of capital and income
  SUB-ACCOUNT which purchases Class II
  shares of Growth and Income Portfolio
  of the Van Kampen Life Investment
  Trust
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS EQUITY    Morgan Stanley Investment Management      Long-term capital appreciation
  SUB-ACCOUNT which purchases Class II    Inc.
  shares of Emerging Markets Equity
  Portfolio of The Universal
  Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH             Morgan Stanley Investment Management      Long-term capital growth
  SUB-ACCOUNT which purchases Class II    Inc.
  shares of Mid Cap Growth Portfolio of
  The Universal Institutional
  Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE         Morgan Stanley Investment Management      Total return
  SUB-ACCOUNT which purchases Class II    Inc.
  shares of U.S. Mid Cap Value Portfolio
  of The Universal Institutional Funds,
  Inc.
----------------------------------------------------------------------------------------------------------------------------

14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


Each Fund has varying degrees of risk depending on their portfolio. Funds are also subject to separate fees and expenses such as portfolio management fees, distribution fees and operating expenses that affect investment returns. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING.



We do not guarantee the investment results of any of the underlying Funds.


The Funds may not be available in all states.


Mixed and Shared Funding -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding.



Certain underlying Fund shares may also be sold to "Qualified Plans" pursuant to an exemptive order and applicable tax laws. If recognized for federal income tax purposes, the ownership of these shares by nonqualified plans could cause affected Funds to fail the diversification requirements under Section 817 of the Code, which in turn could have adverse consequences for variable life and annuity owners invested in that Fund. Under the Code, these adverse consequences may be the responsibility (i) in the first instance, of the affected Owners, and
(ii) secondarily, of us as the issuer of the Contracts, pursuant to our reporting and withholding obligations.


VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. We may liquidate one or more Sub-Accounts if the board of directors of any underlying Fund determines that such actions are prudent.



We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.


In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


ADMINISTRATIVE AND DISTRIBUTION SERVICES -- We or our affiliates have entered into agreements with the investment advisers or distributors of the Funds. Under the terms of these agreements, we or our affiliates provide administrative and distribution related services and the Funds pay fees to us or our affiliates that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the 1940 Act.



FIXED ACCUMULATION FEATURE



THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE

                                                                              15
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.



Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.



We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your State's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable State insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.



We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a 'first-in first-out' basis. The Fixed Accumulation Feature interest rates may vary by State.



ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.



From time to time, we may credit increased interest rates under certain programs established in our sole discretion.



We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.



4. PERFORMANCE RELATED INFORMATION


The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

16
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


5. THE CONTRACT



A. PURCHASES AND CONTRACT VALUE


WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.


HOW DO I PURCHASE A CONTRACT?



You may purchase a Contract by completing and submitting an application or an order request along with the minimum initial Premium Payment. Additional Premium Payments are also subject to minimum and maximum thresholds discussed in the Highlights Section.



You and your Annuitant must not be older than the maximum age as described in the Highlights or State Variation Sections on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf.


HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Premium Payment will be invested within two Valuation Days of our actual receipt at our Administrative Offices of a properly completed application or an order request and the Premium Payment is in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.



If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.


CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.


Unless otherwise required by state law, we will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.


HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?


The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.


When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

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The Net Investment Factor is used to measure the investment performance of a
Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.


WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.


You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received in good order on a Valuation Day before the end of any Valuation Day. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?


When you request a Sub-Account transfer, we sell shares of the underlying Fund that makes up the Sub-Account you are transferring from and buy shares of the underlying Fund that makes up the Sub-Account you want to transfer into.



Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Sub-Account's underlying Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Sub-Account's underlying Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.



We take advantage of our size and available technology to combine sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by us or our affiliates. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within our accounts rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then we would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.


WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.


FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. We limit each Contract Owner to one Sub-Account Transfer each day. We count all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.


For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer

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all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Hartford Stock HLS Fund Sub-Account into another Sub-Account.


SECOND, WE HAVE IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, we do not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.



We attempt to curb frequent transfers in the following ways:



X  20 Transfer Rule; and


X  Abusive Transfer Policy.


THE 20 TRANSFER RULE -- We employ the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, voice recording unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.


We actively monitor Contract Owner's compliance with this policy. Our computer system will automatically send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, the computer system will not allow you to do another Sub-Account transfer by telephone, voice recording unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.


We may make changes to this policy at any time.


ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;


- the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



- the policies and procedures of a potentially affected underlying Fund regarding frequent trading.


If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.


Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.



Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.



THIRD PARTY TRANSFER SERVICE AGREEMENTS -- In the past, Contract Owners that made an initial Premium Payment of $1 million or more, or who were acting on behalf of multiple Contract Owners with aggregate Contract values of $2 million or more, were required to sign a separate agreement with us that included additional restrictions on their ability to request Sub-Account transfers. We do not currently require Contract Owners or others to sign these agreements. However, if we believe that these agreements may help curb frequent transfers, or for any other reason, we may, without notice, begin requiring these agreements again. In the event such separate agreements are required, the terms and conditions of these agreements may vary from one agreement to the next but all of these agreements, without exception, would be more restrictive than our regular policies that restrict excessive Sub-Account transfers.


ARE THERE ANY EXCEPTIONS TO THESE POLICIES?


INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, we do not make any exceptions to our policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account


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transfer that would violate any of these policies, we will refuse your request.



SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Transfer Policy do not apply to all Contract Owners and do not apply in all circumstances, which we describe here:



- The 20 Transfer Rule and the Abusive Transfer Policy do not apply to certain Contracts serviced by Windsor Securities, Inc., a registered broker-dealer firm, that sued us in the 1990's for a variety of issues, including our attempt to limit its Contract Owners' Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million.



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We do not apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.


Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule. There are also some Third Party Transfer Service Agreements that are customized for certain brokers that contain transfer limitations that are also more restrictive than the 20 Transfer Rule.


POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that we are not able to detect and prevent, which we describe here:



- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that do not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.



- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then we cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. We have been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. We have had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by us could have the same abusive affect as frequent Sub-Account transfers done by other Contract Owners.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?


While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be


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different from those described in this variable annuity prospectus, the policies and procedures described in this variable annuity prospectus control how we administer Sub-Account transfers.



We will continue to monitor transfer activity and we may modify these restrictions at any time.


FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.



Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of any Valuation Day on the next Valuation Day.



Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of any Valuation Day or the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.


We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.



We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.


B. CHARGES AND FEES



Specific charges and fees are described in the Highlights Section.



THE CONTINGENT DEFERRED SALES CHARGE


The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.


SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.



Thereafter, Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings and then from Premium Payments on a first-in-first-out basis. Only Premium Payments


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invested for less than the requisite holding period are subject to a Contingent
Deferred Sales Charge.



For the examples below, assume that you made an initial Premium Payment of $10,000 and, on the fourth Contract Anniversary, you made an additional Premium Payment of $20,000.



In Contract Year 6, when your Contract Value is $34,000, you make a partial Surrender of $15,000. Because the initial premium is still subject to a Contingent Deferred Sales Charge, we will determine the Contingent Deferred Sales Charge for your partial surrender as follows:



- We will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.


- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 5% on that amount, or $500.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $2,000, or $140.

- Your Contingent Deferred Sales Charge is $640.


In Contract Year 8 when your Contract Value is $37,000, you make a partial Surrender of $25,000. Because the initial Premium Payment of $10,000 is not subject to a Contingent Deferred Sales Charge, but the additional Premium Payment of $20,000 is, we will determine the Contingent Deferred Sales Charge for your partial surrender as follows:



- We will surrender the Annual Withdrawal Amount which is 10% of Premium Payments subject to a Contingent Deferred Sales Charge, or $2,000, without charging a Contingent Deferred Sales Charge



- We will then next surrender earnings, which is the Contract Value after surrender of the Annual Withdrawal Amount ($37,000 - $2,000 = $35,000) less your Premium Payments ($30,000), or $5,000.



- We will next surrender Premium Payments in the order in which they were made. Therefore, the next $10,000 will be from the surrender of the initial Premium Payment, which has no Contingent Deferred Sales Charge.



- The final $8,000 will be surrendered from the additional Premium Payment. The Contingent Deferred Sales Charge is 6% of the amount of that premium that is surrendered, or $480.



- Your Contingent Deferred Sales Charge is $480.



If you have any questions about these charges, please contact us or your financial adviser.


THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:


- Annual Withdrawal Amount -- During the Contract Years when a Contingent Deferred Sales Charge applies, you may take partial Surrenders up to 10% of the total Premium Payments subject to a Contingent Deferred Sales Charge. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.


- If you are a patient in a certified long-term care facility or other eligible facility -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

- have owned the Contract continuously since it was issued,

- provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.

This waiver may not be available in all states.


- Upon death of the Annuitant or any Contract Owner(s) -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or any Contract Owner(s) dies.


- Upon Annuitization -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- For The Hartford's Principal First Benefit Payments -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any

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  applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit
  Payment amount.

- For The Hartford's Principal First Preferred Benefit Payments -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.


- For The Hartford's Lifetime Income Builder Payments -- If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.


- For Required Minimum Distributions -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- Upon cancellation during the Right to Cancel Period -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE


For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate specified above. This charge is deducted from your Sub-Account Value.


The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE


The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.


WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE


For administration, we apply a daily charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.


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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS


Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.


CHARGES FOR OPTIONAL BENEFITS


- MAV Plus or MAV/EPB Death Benefit Charge -- You may elect an optional Death Benefit called "MAV Plus Death Benefit" or "MAV Death Benefit" depending on state availability for an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may only elect this benefit at the time you purchase your Contract.



- The Hartford's Principal First Charge -- The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



- The Hartford's Principal First Preferred Charge -- The Hartford's Principal First Preferred is an option that can be elected for an additional annual charge. We will deduct the charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts or when you cancel it.



- The Hartford's Lifetime Income Builder Charge -- The Hartford's Lifetime Income Builder is an option that can be elected at an additional charge based on your then current Benefit Amount. This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make annuity payouts. This charge is not applied to the DCA Plus feature. The rider charge may be limited on Fixed Accounts based on state specific regulations.



  We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase The Hartford's Lifetime Income Builder charge on any Contract Anniversary, you will receive advance notice of the increase and will be given the opportunity to suspend the charge increase. If you suspend The Hartford's Lifetime Income Builder charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. In the case of a Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number days since the last charge was assessed, divided by 365.


REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.


C. THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED


ELECTING THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED


You may elect either The Hartford's Principal First or The Hartford's Principal First Preferred. This means if you elect The Hartford's Principal First you will never be able to elect The Hartford's Principal First Preferred. Likewise, if you elect The Hartford's Principal First Preferred you will never be able to elect The Hartford's Principal First. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older. The Hartford's Principal First Preferred cannot be elected if the Contract Owner or Annuitant is age 71 or older.


Once you elect The Hartford's Principal First you cannot cancel it and we will continue to deduct The Hartford's Principal First Charge until we begin to make Annuity Payouts.

You may cancel The Hartford's Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract. If you cancel The Hartford's Principal First Preferred, all Benefit

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Payments and charges for The Hartford's Principal First Preferred will terminate. Once The Hartford's Principal First Preferred is cancelled it cannot be reinstated.

OVERVIEW

The Hartford's Principal First and The Hartford's Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elect your optional benefit. The amount that is protected is your "Benefit Amount." In other words, The Hartford's Principal First and The Hartford's Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.

DETERMINING YOUR BENEFIT AMOUNT


The initial Benefit Amount for both The Hartford's Principal First and The Hartford's Principal First Preferred depends on when you elect your optional benefit. If you elect your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.



- Your Benefit Amount can never be more than $5 million.


- Your Benefit Amount is reduced as you take withdrawals.


Once the initial Benefit Amount has been determined, we calculate the maximum guaranteed payment that may be made each year ("Benefit Payment").



The Benefit Payment is 7% or 5% of your Benefit Amount for The Hartford's Principal First and The Hartford's Principal First Preferred, respectively.


BENEFIT PAYMENTS

Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford's Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.


If you elect your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish your optional benefit any time after you purchase your Contract, we count one year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.


The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.


Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.


If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Any time we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford's Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For The Hartford's Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.


If you change the ownership or assign this Contract to someone other than your spouse after 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.


The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment; or

- The Contract Value at the time of the ownership change or assignment.


Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium


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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by a percentage of the amount of the subsequent Premium Payment.


SURRENDERING YOUR CONTRACT

You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First or The Hartford's Principal First Preferred.

If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annuity payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.

While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

ANNUITIZING YOUR CONTRACT

If you elect The Hartford's Principal First or The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.

Under both of these Annuity Payout Options, we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.



If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.



If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary.


KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED
While The Hartford's Principal First and The Hartford's Principal First Preferred share many of the same characteristics, there are some important differences you should consider when deciding which benefit to choose.

      FEATURES                    THE HARTFORD'S PRINCIPAL FIRST                     THE HARTFORD'S PRINCIPAL FIRST PREFERRED
------------------------------------------------------------------------------------------------------------------------------------
Charge                0.50% of Sub-Account Value                              0.20% of Sub-Account Value
------------------------------------------------------------------------------------------------------------------------------------
Benefit Payment       7% of Benefit Amount                                    5% of Benefit Amount
------------------------------------------------------------------------------------------------------------------------------------
Revocability          - Irrevocable.                                          - Revocable anytime after the 5th Contract Year or the
                                                                                5th anniversary of the date you added The Hartford's
                                                                                Principal First Preferred to your Contract
                                                                              - Charge will terminate if The Hartford's Principal
                                                                                First Preferred is cancelled.
                      - Charge continues to be deducted until we begin to
                        make annuity payouts.
------------------------------------------------------------------------------------------------------------------------------------
Step Up               - After the 5th Contract Year, every five years         - Not Available.
                        thereafter.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Issue Age     - Non-Qualified & Roth IRA -- same as maximum Contract  - Non-Qualified & Roth IRA -- same as maximum Contract
                        issue age.*                                             issue age.*
                      - IRA/Qualified -- Age 80                               - IRA/Qualified -- Age 70
------------------------------------------------------------------------------------------------------------------------------------
Investment            - None                                                  - You are not permitted to transfer more than 10% of
Restrictions                                                                    your Contract Value as of your last Contract
                                                                                Anniversary between certain investment options. This
                                                                                restriction is not currently enforced.
------------------------------------------------------------------------------------------------------------------------------------
Spousal Continuation  - Available                                             - Available
------------------------------------------------------------------------------------------------------------------------------------


* For more information on the maximum Contract issue age please see the Section "How do I purchase the Contract?"


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THE HARTFORD'S PRINCIPAL FIRST -- STEP-UP

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the Benefit Amount. There is no "step-up" available for The Hartford's Principal First Preferred. If you choose to "step-up" the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford's Principal First "step-up" has been in place, you may choose to "step-up" the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.



We currently allow you to "step-up" The Hartford's Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. AT THE TIME YOU ELECT TO "STEP-UP," WE MAY BE CHARGING MORE FOR THE HARTFORD'S PRINCIPAL FIRST BUT IN NO EVENT WILL THIS CHARGE EXCEED 0.75% ANNUALLY. REGARDLESS OF WHEN YOU BOUGHT YOUR CONTRACT, UPON "STEP-UP" WE WILL CHARGE YOU THE CURRENT CHARGE. BEFORE YOU DECIDE TO "STEP-UP," YOU SHOULD REQUEST A CURRENT PROSPECTUS WHICH WILL DESCRIBE THE CURRENT CHARGE FOR THIS BENEFIT.


THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- INVESTMENT RESTRICTIONS


If you elect The Hartford's Principal First Preferred you are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary from the Non-Growth Sub-Accounts to the Growth Sub-Accounts in any one Contract Year. If you transfer more than 10% of your Contract Value The Hartford's Principal First Preferred will automatically terminate and all Benefit Payments and The Hartford's Principal First Preferred charge will cease. We may add or delete Sub-Accounts from the Non-Growth and Growth sub-account lists at any time. Currently, we do not enforce this investment transfer restriction. We will provide you 30 days written notice when we elect to enforce this investment transfer restriction.



NON-GROWTH SUB-ACCOUNTS                                            GROWTH SUB-ACCOUNTS
------------------------------------------------------------------------------------------------------
AllianceBernstein VP Balanced                       AllianceBernstein VP Global
  Wealth Strategy                                   Research Growth
AllianceBernstein VP International                  Fidelity VIP Contrafund
  Value                                             Fidelity VIP Growth
AllianceBernstein VP Small/Mid Cap                  Fidelity VIP Mid Cap
  Value                                             Hartford Global Advisers HLS Fund
AllianceBernstein VP Value                          Hartford Global Leaders HLS Fund
Fidelity VIP Equity-Income                          Hartford Growth HLS Fund
Fidelity VIP Value Strategies                       Hartford Growth Opportunities HLS
Hartford Advisers HLS Fund                          Fund
Hartford Disciplined Equity HLS                     Hartford International Capital
  Fund                                              Appreciation HLS Fund
Hartford Dividend and Growth HLS                    Hartford Small Cap Growth HLS
  Fund                                              Fund
Hartford Equity Income HLS Fund                     Oppenheimer Aggressive Growth
Hartford Focus HLS Fund                             Oppenheimer Capital Appreciation
Hartford High Yield HLS Fund                        Oppenheimer Global Securities
Hartford Index HLS Fund                             Putnam Vista
Hartford International Opportunities                Putnam Voyager
  HLS Fund                                          Van Kampen UIF
Hartford International Small                        Emerging Markets Equity
  Company HLS Fund                                  Van Kampen UIF
Hartford Money Market HLS Fund                      Mid Cap Growth
Hartford Mortgage Securities
  HLS Fund
Hartford Stock HLS Fund
Hartford Total Return Bond HLS
  Fund
Hartford U.S. Government Securities
  HLS Fund
Hartford Value HLS Fund
Hartford Value Opportunities
  HLS Fund
Lord Abbett All Value
Lord Abbett America's Value
Lord Abbett Bond-Debenture
Lord Abbett Growth and Income
Lord Abbett Large Cap Core
Oppenheimer Main Street
Oppenheimer Main Street Small Cap
Putnam Diversified Income
Putnam Global Asset Allocation
Putnam Growth and Income
Putnam International Equity
Putnam Investors
Putnam New Value
Putnam Small Cap Value
Putnam the George Putnam Fund of
  Boston
Van Kampen LIT Comstock
Van Kampen LIT Growth and
  Income
Van Kampen UIF U.S.
  Mid Cap
------------------------------------------------------------------------------------------------------


REQUIRED MINIMUM DISTRIBUTIONS

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

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For purposes of The Hartford's Principal First Preferred, if you enroll in our
Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.

OTHER INFORMATION

The Hartford's Principal First and The Hartford's Principal First Preferred may not be available in all states or through all broker-dealers.


We reserve the right to treat all Contracts issued to you by us or one of our affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First and The Hartford's Principal First Preferred. This means that if you purchase two Contracts from us in any twelve month period and elect either The Hartford's Principal First or The Hartford's Principal First Preferred on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.


For examples on how The Hartford's Principal First is calculated, please see "Appendix III." For examples on how The Hartford's Principal First Preferred is calculated, please see "Appendix IV."


D. DEATH BENEFITS



In most cases, we have used the same terminology in the Contract and in this prospectus. However, when describing the Death Benefits, we have used different terms in this prospectus than in the Contract. When you receive your Contract after purchase, it will include Contract riders that describe your Death Benefit. For the standard Death Benefit, called Premium Security Death Benefit in your prospectus, for age 80 and under, you will receive riders entitled "Asset Protection Death Benefit" and "Premium Protection Death Benefit." Together, these riders make up the Premium Security Death Benefit. For the Asset Protection Death Benefit, you will receive a Contract rider with the same name. If you elect the MAV Plus Death Benefit, you will receive a rider entitled the "Maximum Anniversary Value/Earnings Protection Benefit" rider. If, after you receive your Contract you have any questions about terminology of the names of the riders, please call your Registered Representative or Hartford.


WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

This Contract comes with a standard Death Benefit, which depends on the age of you and your Annuitant. This minimum guaranteed Death Benefit is at no additional cost. If you and your Annuitant are younger than age 81 on the issue date, your Death Benefit is the Premium Security Death Benefit. If you or your Annuitant are age 81 or older, your Death Benefit is the APB Death Benefit, which is short for Asset Protection Death Benefit.


This minimum guaranteed Death Benefit is offered at no additional cost. If you elect the The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit will replace the Premium Security Death Benefit as the standard Death Benefit. The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit is described later in this prospectus.


THE PREMIUM SECURITY DEATH BENEFIT

If both you and your Annuitant are younger than age 81 on the date we issue this Contract, your Death Benefit is the greatest of:

- Your Contract Value on the date we receive due proof of death;

- Your Total Premium Payments adjusted for any partial Surrenders; or

- The lesser of:

X  Your Maximum Anniversary Value described below; or

X Your Contract Value on the date we receive due proof of death plus 25% of your Maximum Anniversary Value excluding subsequent Premium Payments we receive within 12 months of death.

THE ASSET PROTECTION DEATH BENEFIT

If you or your Annuitant are age 81 or older on the date we issue this Contract, the Death Benefit is the greatest of:

- Your Contract Value on the date we receive due proof of death;

- The lesser of:

X  Total Premium Payments adjusted for any partial Surrenders; or

X Your Contract Value on the date we receive due proof of death plus 25% of total Premium Payments adjusted for partial Surrenders and excluding subsequent Premium Payments we receive within 12 months of death.

- The lesser of:

X  Your Maximum Anniversary Value described below; or

X Your Contract Value on the date we receive proof of death plus 25% of your Maximum Anniversary Value excluding subsequent Premium Payments we receive within 12 months of death.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced for any partial Surrenders as shown below.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

OPTIONAL DEATH BENEFIT

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV Plus Death Benefit," which is short for "Maximum Anniversary Value Plus Death Benefit." The name of the rider for the MAV Plus Death Benefit is called the "Maximum Anniversary Value/Earnings Protection Benefit" rider. If you elect MAV Plus, the benefit that we pay upon death will be the greater of the Premium Security Death Benefit and MAV Plus Death Benefit.


In states where the MAV Plus Death Benefit is not available, we offer the "MAV Death Benefit," which stands for "Maximum Anniversary Value Death Benefit." Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, see State Variations in Section 7 or call your Registered Representative or contact us.



THE MAV PLUS DEATH BENEFIT



You may elect the "MAV Plus Death Benefit" or "Maximum Anniversary Value Plus Death Benefit" for an additional charge. If you elect MAV Plus, the benefit that we pay upon death will be the greater of the Standard Death Benefit and MAV Plus Death Benefit. In states where the MAV Plus Death Benefit is not available, we offer the "MAV Death Benefit," which stands for "Maximum Anniversary Value Death Benefit." Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, contact us or your Registered Representative.



The MAV Plus Death Benefit is available for an additional annual charge, deducted daily, based on your Contract Value invested in the Sub-Accounts. You cannot choose this Death Benefit if you and/or your Annuitant are age 76 or older on the issue date. You can only choose this Death Benefit at the time of issue.



The MAV Plus Death Benefit is the greatest of:



- Your Contract Value on the date we receive due proof of death;



- Total Premium Payments adjusted for any partial Surrender;



- Your Maximum Anniversary Value; or



- Your Earnings Protection Benefit described below.



EARNINGS PROTECTION BENEFIT


The Death Benefit depends on the age of you and your Annuitant on the date the MAV Plus Death Benefit is added to your Contract. If each age is 69 or younger, the benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap. The terms "gain" and "cap" are described below.

If you and/or your Annuitant are age 70 or older on the date the MAV Plus Death Benefit is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.


We determine Contract gain by subtracting your Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value on the calculation date. We then deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.


We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

The Contract gain that is used to determine your Death Benefit has a limit or "cap." The cap is 200% of the following:

- The Contract Value on the date the MAV Plus Death Benefit was added to your Contract; plus

- Premium Payments made after the MAV Plus Death Benefit was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

- Any adjustments for partial Surrenders.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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We impose a limit on total death benefits if:


- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by us or our affiliates, and


- Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

Required Distributions -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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If your spouse continues any portion of the Contract as Contract Owner and elects the MAV Plus Death Benefit, we will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV Plus Death Benefit. The percentage used for the MAV Plus Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.


WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Contract Owner is living              Contract Owner receives the payout at
                                                                        death, if any.
----------------------------------------------------------------------------------------------------------------
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the payout at death, if any.
----------------------------------------------------------------------------------------------------------------

These are the most common scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options that may not result in a payout at death please see the section entitled "Annuity Payouts." If you have questions about these and any other scenarios, please contact your Registered Representative or us.


E. THE HARTFORD'S LIFETIME INCOME BUILDER



OVERVIEW



The Hartford's Lifetime Income Builder is an optional rider that is intended to help protect your Contract investment from poor market performance. The Hartford's Lifetime Income Builder provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, The Hartford's Lifetime Income Builder is a guarantee of the Benefit Amount that you can access two ways:



- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit


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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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  Amount is reduced to zero or (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner(s) if the oldest Owner(s) is age 60 or older. You may elect to receive either a Benefit Payment or a Lifetime Benefit Payment at one time. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; or



- GUARANTEED MINIMUM DEATH BENEFIT a Death Benefit equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. The Death Benefit is payable at the death of any Contract Owner or Annuitant. DEPLETING THE BENEFIT AMOUNT BY TAKING WITHDRAWAL BENEFITS OR SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. IF THE CONTRACT VALUE IS ZERO AS OF THE DATE THAT DUE PROOF OF DEATH IS RECEIVED BY US, THERE WILL BE NO DEATH BENEFIT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER RIDER.



ELECTING THE HARTFORD'S LIFETIME INCOME BUILDER



You may elect The Hartford's Lifetime Income Builder only at the time of purchase and once you do so, your choice is irrevocable. The benefits comprising The Hartford's Lifetime Income Builder may not be purchased separately.



The Hartford's Lifetime Income Builder is only available if the oldest Contract Owner or Annuitant is age 75 or younger at Contract issue.



If you elect The Hartford's Lifetime Income Builder, you may not elect The Hartford's Principal First or The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit will replace the Premium Security Death Benefit as the standard Death Benefit.



DETERMINING YOUR BENEFIT AMOUNT



The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of any subsequent Premium Payments and automatic Benefit Amount increases. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.



- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value, less 1. In no event will this ratio be less than 0% or greater than 10%. Automatic Benefit Amount increases will continue until the Contract Anniversary immediately following the oldest Owner's or Annuitant's 75th birthday.



- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment.



- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:



  A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.



  B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.



  C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:



      (i)  the Contract Value immediately following the Surrender; or



      (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.



- Benefit Amount Limits. Your Benefit Amount cannot be less than $0 or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under The Hartford's Lifetime Income Builder.



If your automatic Benefit Amount increases have been suspended as a result of your declining an automatic Benefit Amount increase, you will have the option to elect the automatic Benefit Amount increase again 30 days prior to each Contract Anniversary at the then current charge. If you decide to elect the automatic Benefit Amount increase on a future Contract Anniversary, we will thereafter resume automatic Benefit Amount increases.



Since the Benefit Amount is a central source for both benefits under The Hartford's Lifetime Income Builder, taking withdrawals will ultimately lessen or eliminate the Guaranteed Minimum Death Benefit.



Please refer to the Examples included in Appendix VI for a more complete description of these effects.



WITHDRAWAL BENEFIT



The following Section describes both BENEFIT PAYMENTS and LIFETIME BENEFIT PAYMENTS which together comprise the Withdrawal Benefit.



BENEFIT PAYMENTS



Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through


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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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our General Account which is subject to our claims paying ability and other liabilities as a company.



The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.



Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:



  A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the Benefit Payment immediately prior to the Surrender.



  B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.



  C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender times 5%.



If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.



If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.



If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase times 5%.



If Surrenders are less than or equal to the Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.



LIFETIME BENEFIT PAYMENT



Under this option, Surrenders may be taken as a Lifetime Benefit Payment that is initially set equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the oldest Owner's 60th birthday or 5% of the initial Benefit Amount if the oldest Owner is 60 or older at the rider's effective date. In other words, you may elect to go from Benefit Payments to Lifetime Benefit Payments once the oldest Contract Owner turns 60 provided that your Contract Value at the time of election is greater than zero. The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.



Lifetime Benefit Payments can be divided up and taken on any payment schedule that you request.



Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment include any applicable Contingent Deferred Sales Charge.



Whenever a Surrender is taken after the Contract Anniversary immediately following the oldest Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:



  A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.



  B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of
      (A) will apply.



  C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be re-calculated to equal the Benefit Amount immediately following the partial
      Surrender times 5%.



If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.



Lifetime Benefit Payments will be available until the first death of any Contract Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout.


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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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If you make a subsequent Premium Payment after the Contract Anniversary immediately following the oldest Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated on the next Contract Anniversary to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.



If Surrenders are not taken prior to the Contract Anniversary immediately following the oldest Contract Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the oldest Contract Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment.



If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the oldest Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase times 5%.



If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the contract and pay the Surrender Value.



Please refer to the Examples included in Appendix VI for a more complete description of these effects.



SURRENDERING YOUR CONTRACT UNDER THE HARTFORD'S
LIFETIME INCOME BUILDER



You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request this Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under The Hartford's Lifetime Income Builder.



If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, we will issue a payout annuity. If the Contract Owner is a natural person we will treat the Contract Owner(s) as the Annuitant(s) for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either The Hartford's Lifetime Income Builder Fixed Period Certain Payout or The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout Option described in the Annuity Payout Section. The election is irrevocable. You may elect to defer the Annuity Commencement Date until you are eligible for The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout, described below.



GUARANTEED MINIMUM DEATH BENEFIT PROVISION



The Hartford's Lifetime Income Builder includes a Guaranteed Minimum Death Benefit ("GMDB") that replaces the standard Premium Security Death Benefit described in this prospectus. This Death Benefit guarantees that we will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us. IF THE CONTRACT VALUE IS ZERO AS OF THE DATE THAT DUE PROOF OF DEATH IS RECEIVED BY US, THERE WILL BE NO DEATH BENEFIT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER.



OWNERSHIP CHANGE



We reserve the right to approve all ownership changes. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under The Hartford's Lifetime Income Builder so long as the change in ownership does not affect the life on which the Contract is based and does not result in a change in the tax identification number under the Contract.



Any ownership change made prior to the first Contract Anniversary will have no impact on The Hartford's Lifetime Income Builder rider or the benefits thereunder as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change.



An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the oldest Owner(s) or Annuitant after the change are less than age 76 at the time of the change will automatically result in either (A) or (B):



  (A) If The Hartford's Lifetime Income Builder rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate. The charge will discontinue.



  (B) If The Hartford's Lifetime Income Builder rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.



If the oldest Owner(s) or Annuitant is age 76 or greater at the time of an ownership change, The Hartford's Lifetime Income Builder rider will continue with respect to the Guaranteed Minimum Death Benefit only and the Withdrawal Benefit will terminate. The Guaranteed Minimum Death Benefit will be modified to equal Contract Value only. The Hartford's Lifetime Income Builder charge will terminate.



In addition, we reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value


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according to an asset allocation model or to allocate your Contract Value to a fund-of-funds Sub-Account. If you violate the restrictions, then the rider, its benefits and its charges will terminate.



SPOUSAL CONTRACT CONTINUATION



If the Contract Owner dies and the Beneficiary is the deceased Contract Owner's spouse at the time of death, the spouse may continue the Contract, and we will adjust the Contract Value to the Death Benefit value (the greater of the Death Benefit and the Benefit Amount).



If the spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:



  (A) If The Hartford's Lifetime Income Builder is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate. The charge will discontinue.



  (B) If The Hartford's Lifetime Income Builder is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.



If the spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, The Hartford's Lifetime Income Builder will continue with respect to the Guaranteed Minimum Death Benefit only and the Withdrawal Benefit will terminate. The Guaranteed Minimum Death Benefit will be modified to equal Contract Value only. The Hartford's Lifetime Income Builder charge will terminate.



ANNUITY COMMENCEMENT DATE



If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, the Contract must be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.



OTHER INFORMATION



The Hartford's Lifetime Income Builder may not be available in all states or through all broker-dealer firms.



For purposes of determining the Benefit Amount under The Hartford's Lifetime Income Builder, we reserve the right to treat one or more Contracts issued by us to you with The Hartford's Lifetime Income Builder in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.



The Hartford's Lifetime Income Builder may not be appropriate for all investors. Several factors, among others, should be considered:



- Inasmuch as these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. IF THE CONTRACT VALUE IS ZERO AS OF THE DATE THAT DUE PROOF OF DEATH IS RECEIVED BY US, THERE WILL BE NO DEATH BENEFIT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER RIDER.



- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing The Hartford's Lifetime Income Builder rider as part of an investment program involving an IRA may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to underlying Funds, outweigh the absence of additional tax advantages from a variable annuity.



- Purchasing The Hartford's Lifetime Income Builder rider is a one time only event and cannot be undone later. If you elect The Hartford's Lifetime Income Builder you will also forfeit other benefits such as The Hartford's Principal First and The Hartford's Principal First Preferred. A comparison table is provided below for ease of reference.



- Withdrawals are taxable as ordinary income to the extent of earnings and may also be subject to a 10% federal income tax penalty. Such withdrawals may have state income tax implications.



- Spouses who are not a Joint Owner may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner-spouse. Continuation of all of the options available in The Hartford's Lifetime Income Builder is dependent upon its availability at the time of death of the first Contract Owner-spouse and will be subject to then prevailing charges.



- Certain ownership changes may result in a reduction of benefits.



- We may not allow assignments under The Hartford's Lifetime Income Builder.



- Finally, we may increase the charge for this rider on or after the fifth Contract Anniversary or five years since your last increase notification.



For examples on how The Hartford's Lifetime Income Builder is calculated, please see Appendix VI.



F. SURRENDERS


WHAT KINDS OF SURRENDERS ARE AVAILABLE?


Full Surrenders before the Annuity Commencement Date -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be


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made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges, a pro-rated portion of The Hartford's Lifetime Income Builder Charge, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.


Partial Surrenders before the Annuity Commencement Date -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Full Surrenders after the Annuity Commencement Date -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders after the Annuity Commencement Date -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.


If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.



These options may not be available if the contract is issued to qualify under
Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.


Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.


Telephone Requests -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone Surrenders, please call us with any questions.


We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

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Telephone Surrender instructions received before the close of the New York Stock
Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

Prior to age 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

More than one Contract issued in the same calendar year -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

Internal Revenue Code section 403(b) annuities -- As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see the "Federal Tax Considerations" section for more information.


G. ANNUITY PAYOUTS


This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?


Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Lifetime Income Builder Fixed Period Certain Payout Option and The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout Option are available only to Contract Owners who elect The Hartford's Lifetime Income Builder rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.


LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

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LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION


If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


THE HARTFORD'S PRINCIPAL FIRST PREFERRED PAYOUT OPTION


If you elect The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Preferred Payout Option, we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.



The Hartford's Lifetime Income Builder Fixed Period Certain Payout -- If your Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment.



The total amount payable under this option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of any Annuitant, payments have been made for less than the stated


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number of years, the remaining scheduled payments will be made to the
Beneficiary as scheduled payments.



The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain
Payout -- If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the calculation date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant, in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments.


IMPORTANT INFORMATION:

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.


Subject to the approval of your State, you can select one of three AIRs described in the Highlights Section. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.


For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

Variable Dollar Amount Annuity Payouts -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A

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variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.


The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.



ASSUMED INVESTMENT RETURNS ("AIR") -- The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.



           ANNUITY             ANNUITY             ANNUITY
 AIR   UNIT FACTOR   AIR   UNIT FACTOR   AIR   UNIT FACTOR
----------------------------------------------------------
  3%     0.999919%    5%     0.999866%    6%     0.999840%
----------------------------------------------------------


Combination Annuity Payout -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.


Transfer of Annuity Units -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under Section 5.


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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST, THE HARTFORD'S PRINCIPAL
FIRST PREFERRED AND THE HARTFORD'S LIFETIME INCOME BUILDER


                                                                          THE HARTFORD'S PRINCIPAL FIRST
        FEATURES                THE HARTFORD'S PRINCIPAL FIRST                      PREFERRED
-------------------------------------------------------------------------------------------------------------
Charge                     0.50% of Sub-Account Value                0.20% of Sub-Account Value
-------------------------------------------------------------------  ----------------------------------------
Benefit Payment            7% of Benefit Amount                      5% of Benefit Amount
-------------------------------------------------------------------  ----------------------------------------
Revocability               - Irrevocable                             - Revocable anytime after the 5th
                                                                     Contract Year or the 5th Anniversary of
                                                                     the date you added The Hartford's
                                                                     Principal First Preferred to your
                                                                     Contract
                                                                     - Charge will terminate if The
                           - Charge continues to be deducted until     Hartford's Principal First Preferred
                             we begin to make annuity payouts          is cancelled
-------------------------------------------------------------------  ----------------------------------------
Step Up                    - After the 5th Contract Year, every      - Not Available
                             five years thereafter, optional
-------------------------------------------------------------------  ----------------------------------------
Lifetime Benefit Payments  - Not Available                           - Not Available
-------------------------------------------------------------------  ----------------------------------------
Death Benefit              - Premium Security or Asset Protection    - Premium Security or Asset Protection
                             Death Benefit                             Death Benefit
-------------------------------------------------------------------  ----------------------------------------
Maximum Issue Age          - Non-Qualified & Roth IRA -- same as     - Non-Qualified & Roth IRA -- same as
                             maximum Contract issue age*               maximum Contract issue age*
                           - IRA/Qualified -- Age 80.                - IRA/Qualified -- Age 70.
-------------------------------------------------------------------  ----------------------------------------
Investment Restrictions    - None                                    - You are not permitted to transfer more
                                                                       than 10% of your Contract Value as of
                                                                       your last Contract Anniversary between
                                                                       certain investment options. This
                                                                       restriction is not currently enforced
-------------------------------------------------------------------  ----------------------------------------
Spousal Continuation       - Available                               - Available
-------------------------------------------------------------------  ----------------------------------------

                                THE HARTFORD'S LIFETIME INCOME
        FEATURES                           BUILDER
-------------------------
Charge                     0.40% of the Benefit Amount
-------------------------  ----------------------------------------
Benefit Payment            5% of Benefit Amount
-------------------------  ----------------------------------------
Revocability               - Irrevocable
                           - Charge continues to be deducted until
                             we begin to make Annuity Payouts
-------------------------  ----------------------------------------
Step Up                    - Annual, automatically calculated,
                             unless opted out
-------------------------  ----------------------------------------
Lifetime Benefit Payments  - Available
-------------------------  ----------------------------------------
Death Benefit              - The Hartford's Lifetime Income Builder
                             Guaranteed Minimum Death Benefit
-------------------------  ----------------------------------------
Maximum Issue Age          - Age 75
-------------------------  ----------------------------------------
Investment Restrictions    - None, unless approved ownership
                             change.
-------------------------  ----------------------------------------
Spousal Continuation       - Available
-------------------------  ----------------------------------------



* For more information on the maximum Contract issue age please see the Section "How do I purchase the Contract?"



H. OTHER PROGRAMS AVAILABLE


We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program or fund closure, will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these Programs.


Dollar Cost Averaging Plus ("DCA Plus") Programs -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.



The pre-authorized transfers will begin within 15 days of receipt of the Program Payment provided we receive complete enrollment instructions. If we do not receive complete Program


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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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enrollment instructions within 15 days of receipt of the initial Program
Payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program Payment to you for further instruction. If your Program Payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.



Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.



All Program Payments, including any subsequent Program Payment, must meet the Program minimum. Any subsequent Program Payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program Payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program Payments to the same Sub-Accounts.



The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets. Continuous or periodic investment programs neither insure a profit nor protect against a loss in declining markets. Because this program involves continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.



We may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time. We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.



You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.



We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program. However, if an underlying fund closes to new Premium Payments and subsequent Premium Payments, it may also be closed to all Dollar Cost Averaging programs including the DCA Plus Program. In the event of a fund closure, We will contact you to determine your instructions as to future Program allocations. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.



Other Dollar Cost Averaging Programs -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


InvestEase Program -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

Automatic Income Program -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

Asset Allocation Program -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the

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42
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.


Asset Rebalancing -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.


Dollar Cost Averaging Programs -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/ Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


Continuous or periodic investment programs neither insure a profit nor protect against a loss in declining markets. Because this program involves continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.



6. DEFINITIONS



Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:



ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.



ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.



ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.



ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.



ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.



ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.



ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.



ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.



ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.



ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.



ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.



ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.



ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.



BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner, joint Contract Owner or Annuitant.



BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder.



BENEFIT PAYMENT: The maximum guaranteed Payment that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder.

                                                                              43
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.



CODE: The Internal Revenue Code of 1986, as amended.



COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.



CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitants death.



CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.



CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.



CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.



CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.



CONTRACT VALUE: The total value of the Accounts on any Valuation Day.



CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.



DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.



DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.



FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.



GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.



THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First in any Contract Year is 7% of the guaranteed amount.



THE HARTFORD'S PRINCIPAL FIRST PREFERRED: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First Preferred in any Contract Year is 5% of the guaranteed amount.



JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.



LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year until the first death of the any natural Owner (or Annuitant if a non-natural Owner), under The Hartford's Lifetime Income Builder The Lifetime Benefit Payment is available at the Contract Anniversary on or after the oldest Owner's 60th birthday.



MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.



MAXIMUM CONTRACT VALUE: Under The Hartford's Lifetime Income Builder, the greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.



NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.



1933 ACT: The Securities Act of 1933, as amended.



1934 ACT: The Securities Exchange Act of 1934, as amended.



1940 ACT: The Investment Company Act of 1940, as amended.



NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.



PAYEE: The person or party you designate to receive Annuity Payouts.



PREMIUM PAYMENT: Money sent to us to be invested in your Contract.



PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.



REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must


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44
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.



SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.



SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.



SURRENDER: A complete or partial withdrawal from your Contract.



SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.



THE HARTFORD'S LIFETIME INCOME BUILDER: An option that can be added for an additional charge that provides a minimum withdrawal benefit and a minimum Death Benefit. This benefit is called the Unified Benefit Design in your Contract.



VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.



VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.



WE, US OR OUR: Hartford Life and Annuity Insurance Company.



7. OTHER INFORMATION



ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract. If you elect The Hartford's Lifetime Income Builder, the benefits thereunder cannot be assigned.



A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law. Please consult a qualified tax adviser before assigning your Contract.


CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are Registered Representatives of Broker-Dealers that have entered into distribution agreements with HSD.


Upfront commissions paid by Hartford will not be more than 7% of Premium Payments. Trail commissions will not be more than 1% of Contract Value. From time to time Hartford may also pay or permit other promotional incentives, in cash or credit or other compensation.


Additional Compensation to Broker-Dealers, Financial Institutions and Other Persons ("Financial Intermediaries") -- In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and 12b-1 fees, the distributor or its affiliates pay, out of their own assets, significant additional compensation ("Additional Payments") to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the variable annuity contracts ("Contracts") based on a number of factors. While this additional compensation is not paid directly by you, it could or might be assumed to have impact on recommendations made by these Financial Intermediaries.


With the exception of certain compensation arrangements discussed herein, and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets I.E., assets held over one year) and on sales of the Contracts attributable to a particular Financial Intermediary, may, but are normally not expected to, exceed, in the aggregate 0.12% of the average net assets of the Contracts attributable to a particular Financial Intermediary. A listing of Financial Intermediaries to whom the distributor makes such Additional Payments is provided below. Separate Additional Payments may also be made in connection with the sale and distribution of the Contracts in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail below. With the exception of certain Negotiated Additional Amounts specifically discussed herein, payments of Negotiated Additional Amounts did not exceed $12 million per Financial Intermediary for the calendar year ended December 31, 2004. These Additional Payments and Negotiated Additional

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                                                                              45
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one Contract over another Contract. Please consult your Financial Intermediary for more information.

Distribution Arrangements -- Contracts issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively "Hartford Life") are continuously offered and sold by selected broker-dealers who have selling agreements with Hartford Life. Except as discussed below, Hartford Life bears all the expenses of providing services pursuant to Contracts including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature.

In addition to the commissions described herein, Hartford Life and its affiliates pay, out of their own assets, Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts. Certain Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses. Such Additional Payments are generally made for the placement of the Contracts on a Financial Intermediary's list of annuity products available for purchase by its customers. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the annuity products and payments for providing training and information relating to the annuity product and (2) "marketing support" fees for providing assistance in promoting the sale of the annuity product. (Negotiated Additional Amounts). Subject to NASD regulations, Hartford Life and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of the Contracts, as well as sponsor various annuity product educational programs, sales contests and/or promotions in which Financial Intermediaries that participate may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. Hartford Life and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for the Contracts or the amount that a registered representative will receive from such sale. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one annuity product over another annuity product. Please consult your Financial Intermediary for more information.

As of December 31, 2004 Hartford Life has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses to A.G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, AMSouth Investment Services, Inc., Bancwest Investment Services, Inc., Cadaret Grant & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Cuso Financial Services, L.P., Duerr Financial Corporation, Edward D. Jones & Co., L.P., FFP Securities, Inc., Fifth Third Securities, First Citizens Investor Services, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., Heim & Young Securities, The Huntington Investment Company, Infinex Financial Group, ING Advisors Network, Investacorp, Inc., Investment Professionals, Inc., James T. Borello & Co., Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., Legg Mason Wood Walker, Incorporated, Lincoln Financial, Linsco/Private Ledger Corp., M&T Securities, Merrill Lynch Pierce Fenner & Smith, First Montauk Securities Corp., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Incorporated, Mutual Service Corporation, National Planning Holding, NEXT Financial Group, Inc., NFP Securities, Inc., Parker/Hunter Incorporated, Pension Planners, PFIC Securities Corporation, Piper Jaffray & Co., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James Financial Services, RBC Dain Rauscher Inc., Securities America, Inc., Sigma Financial Corporation, Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, TFS Securities, Inc., The Investment Center, Inc., Triad Advisors, Inc., UBS Financial Services, Inc., Uvest Financial Services Group Inc., Wachovia Securities, LLC., Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WM Financial Services, Inc., Woodbury Financial Services, Inc., XCU Capital Corporation, Inc. Hartford Life may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts are negotiated based on a range of qualitative factors, including, but not limited to, access and opportunity to provide product education and training, assistance with the development and implementation of joint marketing and business plans, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.

For the fiscal year ended December 31, 2004, Hartford Life or its affiliates paid approximately $50 million in total Additional Payments, including Negotiated Additional Amounts to Financial Intermediaries.

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The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a Registered Representative. In such case, we will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and Registered Representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


LEGAL MATTERS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. In February 2005, The Hartford agreed in principle with the Boards of Directors of the funds to indemnify the funds for any material harmed caused to the funds from frequent trading by these owners. The specific terms of the indemnification have not been determined. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.



To date, neither the SEC's and New York Attorney General's market timing investigation nor the SEC's directed brokerage investigation has resulted in either regulator initiating any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The potential timing of any such action is difficult to predict. Based on The Hartford's discussions with the SEC and the New York Attorney General's Office and its own analysis, Hartford Life, Inc. ("Hartford Life"), an indirect subsidiary of The Hartford, recorded a charge of $66 million to establish a reserve for these matters during the first quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the timing and outcome of any payments relating to these types of regulatory investigations, as well as the tax-deductibility, if any, and any potential deferred acquisition cost effects (though no deferred acquisition cost effects are included in this estimate) that may be applicable, it is possible that the ultimate cost to Hartford Life of these matters may exceed or be below the reserve amount, perhaps by a significant amount. It is reasonably possible that HLIC, an indirect subsidiary of Hartford Life, may ultimately be liable for all or a portion of the ultimate cost to Hartford Life. However, the ultimate liability of the Company, if any, is not reasonably estimable at this time.



The Hartford has received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. Additionally, The Hartford has received a subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in connection with these matters.



Also, The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. Further, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The


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Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters. The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.


In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.
MORE INFORMATION


You may call your Registered Representative if you have any questions or write or call us at the address above.


FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.


STATE VARIATIONS



The following section describes modifications to this prospectus required by one or more state insurance departments:



- ALABAMA -- We will accept subsequent Premium Payments only during the first Contract Year.



- CALIFORNIA -- Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either: Elect the Senior Protection program, or elect to immediately allocate the initial Premium Payments to the other investment options.



Under the Senior Protection Program we will allocate your initial Premium Payment to the Hartford Money Market HLS Fund Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.



If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Hartford Money Market HLS Fund Sub-Account unless you direct otherwise.



You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from the Hartford Money Market HLS Fund Sub-Account to another investment option.



When you terminate your participation in the Senior Protection Program:



- you may reallocate your Contract Value in the Program to other investment options; or



- we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.



- CONNECTICUT -- For Contracts issued in the state of Connecticut, there are no investment restrictions on the Sub-Accounts you may invest in while subject to The Hartford's Principal First Preferred benefit.



If you elect The Hartford's Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equals or exceeds $100,000.



- OREGON -- If you purchase your Contract in Oregon, we will accept subsequent Premium Payments only during the first three Contract Years. Oregon Contract Owners may only sign up for DCA Plus Programs that are 6 months or longer.



- MASSACHUSETTS -- If you purchase your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitants 63rd birthday or the third Contract Anniversary, whichever is later.



- MINNESOTA AND WASHINGTON -- The MAV Plus Death Benefit is not available for Contracts issued in Washington or Minnesota.


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  There is a different optional Death Benefit called the Maximum Anniversary
  Value Death Benefit for Contracts issued in Washington or Minnesota. The charge is 0.30% of average daily Sub-Account Value.


The optional Death Benefit is different for Contracts issued in Washington or Minnesota. We call this optional Death Benefit the "Maximum Anniversary Value Death Benefit."



There is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts for this benefit. You cannot choose this Death Benefit if you and/or your Annuitant are age 76 or older on the issue date. You can only choose this Death Benefit at the time of issue.



The Maximum Anniversary Value Death Benefit is described below. It is the greatest of:



- Your Contract Value on the date we receive proof of death;



- Total Premium Payments adjusted for any partial Surrenders; or



- Your Maximum Anniversary Value.



- SOUTH CAROLINA AND WASHINGTON -- We do not deduct an Annual Maintenance Fee for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.



- NEW JERSEY, OKLAHOMA AND OREGON -- AIRS are the following: 3% and 5%.



- MASSACHUSETTS AND NEW JERSEY -- The Nursing Home Waiver is not approved.



8. FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to the Contracts.

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C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN
TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "owner" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of an "owner." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "owner." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if

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    any, will be treated as an amount received for purposes of this subparagraph
     a. and the next subparagraph b.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such

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pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

    g. ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered intofor tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

    h. PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the

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taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING


The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:



    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner generally, we are required to withhold 10 percent of the includable amount of distribution.



    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.



Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.


E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

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F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.


G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is
(1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.


The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/ OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")



In addition to "traditional" IRAs governed by Code Sections 408(a) and
(b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A , SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code
Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or
457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



TRADITIONAL IRAS Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code
Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated


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below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SEP IRAS Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SIMPLE IRAS The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code
Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



[A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



We currently do not serve as the Designated Financial Institution for any employer's SIMPLE Plan. Accordingly, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan, and if you choose, arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.]



ROTH IRAS Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the amount held in the converted Traditional IRA to federal income tax. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(K) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described


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below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(B) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $40,000) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



    a.  after the employee reaches age 59 1/2;



    b.  upon the employee's separation from service;



    c.  upon the employee's death or disability; or



    d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type


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of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



A. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



- made to a beneficiary (or to the employee's estate) on or after the employee's death;



- attributable to the employee's becoming disabled under Code Section 72(m)(7);



- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



- (except for IRAs) made to an employee after separation from service after reaching age 55; or



- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



- for a qualified first-time home buyer and meets the requirements of Code
  Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and
(b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



B. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2, or



- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth


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IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:



    a.  an RMD amount;



    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



    c.  any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct


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rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a
"direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.


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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

PREMIUM SECURITY DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000]

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903]; the lesser
  (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)]

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a)
  and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

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ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903]; the lesser
  (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

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MAV PLUS DEATH BENEFIT WITH PREMIUM SECURITY DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000
  - $0 + $0 = $9,273]

Since the Contract gain at the time of partial Surrender [$9,273]exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

- Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

PREMIUM SECURITY DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the death benefit.

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EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below))

- On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000
  - $0 + $0 = $50,000]

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

- Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 - $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                              67
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX IV-- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

68
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX V -- ACCUMULATION UNIT VALUES

There is no information available for the Sub-Accounts because as of December 31, 2004, the Sub-Accounts had not commenced operations.

                                                                              69
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX VI -- THE HARTFORD'S LIFETIME INCOME BUILDER -- EXAMPLES



FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.



EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.



- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be set equal to the Benefit Amount on the Contract Anniversary immediately following the Oldest Owner's 60th birthday.



EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.



- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value (105,000) divided by the Maximum Contract Value (100,000), less 1 subject to a minimum of 0% and a maximum of 10%.
    - (105,000 / 100,000) -1 = .05 = 5%



- Your Benefit Amount is $105,000, which is your previous Benefit Amount multiplied by the automatic Benefit Amount increase.



- Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.



- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.
    - $105,000 * .004 = $420, this amount is deducted from the Contract Value.



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.



- Your initial Benefit Amount is $100,000.



- Your Benefit Payment is $5,000.



- After the partial Surrender of $1,000, your Benefit Amount is $99,000.



- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.



- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value (95,000) divided by the Maximum Contract Value (100,000), less 1 subject to a minimum of 0% and a maximum of 10%.
    - (95,000 / 100,000) -1 = -.05 subject to the minimum of 0%



- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.



- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.



- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.
    - $99,000 * .004 = $396, this amount is deducted from the Contract Value.



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.



- At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.



- Your Benefit Payment is $5,000.



- Your Benefit Amount after the premium payment is $119,000.



- Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

70
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT ON THE FOLLOWING ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.



- After Premium Payment, your Benefit Amount is $119,000.



- Your Benefit Payment is $5,950.



- At the anniversary, we calculate the automatic Benefit Amount increase. The ratio is the Contract Value (118,000) divided by the Maximum Contract Value (120,000), less 1 subject to a minimum of 0% and a maximum of 10%.
    - (118,000 / 120,000) -1 = -.01667 subject to a minimum of 0%



- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.



- Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.



- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.
    - $119,000 * .004 = $476, this amount is deducted from the Contract Value.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES CDSC. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.



- At the beginning of Contract Year 3, your initial Benefit Amount is $119,000.



- Your Benefit Payment is $5,950.



- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows
    - (i) the Contract Value immediately following the partial withdrawal:
80,000
    - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: 119,000 -- 35,000 = 84,000



- Your new Benefit Amount is $80,000.



- Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.



EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDEST OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.



- Your Benefit Amount after the automatic increase calculation is $200,000.



- Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount



- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.
    - $200,000 * .004 = $800, this amount is deducted from the Contract Value.



EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.



- Your Benefit Amount is $80,000 before the partial Surrender.



- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.



- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.



- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.



EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.



- Your Benefit Amount is $80,000 before the partial Surrender.



- Your Benefit Amount after the partial Surrender is $68,000.



- It is the lesser of Contract Value after the partial Surrender (73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.



- Your Benefit Amount will reset to $3,400, which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.



- Your Lifetime Benefit Payment will reset to $3,400, which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series I of The Director M variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                       Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
                           SERIES I OF THE DIRECTOR M

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: November 1, 2005
Date of Statement of Additional Information: November 1, 2005


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-2
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2005 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2004: $34,476,995; 2003: $34,140,574; and 2002: $29,496,173.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

There is no information available for the Sub-Accounts because as of December 31, 2004, the Sub-Accounts had not commenced operations.

                                    PART A

WELLS FARGO DIRECTOR M
SEPARATE ACCOUNT THREE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085


[ICON] 1-800-862-6668 (CONTRACT OWNERS)
    1-800-862-7155 (REGISTERED REPRESENTATIVES)

[ICON] WWW.HARTFORDINVESTOR.COM


                                                             [THE HARTFORD LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase Series I of Wells Fargo Director M variable annuity or make subsequent premium payments. Please read it carefully and keep it for your records.



This annuity is a contract between you and Hartford Life and Annuity Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


X  Flexible, because you may add Premium Payments at any time.


X Tax-deferred, which means you may not have to pay taxes until you take money out or until we start to make Annuity Payouts.


X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.


You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance.



The Funds are part of the following portfolio companies: Wells Fargo Variable Trust Funds, AllianceBernstein Variable Products Series Fund, Inc., Fidelity Variable Insurance Products, Hartford HLS Series Fund II, Inc., Hartford Series Fund, Inc., Lord Abbett Series Fund, Inc., Oppenheimer Variable Accounts Funds, Putnam Variable Trust, The Universal Institutional Funds, Inc. and Van Kampen Life Investment Trust. The Funds are described in greater detail in Section 3.



You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our assets like the assets of the Separate Account.



You should keep this prospectus for your records. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov). You may also obtain a copy of this prospectus and the Statement of Additional Information, as amended from time to time, in a compact disk by contacting us.



This Contract IS NOT:


- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency


This Contract and its features may not be available for sale in all states. Please refer to the "State Variations" discussion in Section 7 for additional information about variations in fees and features based on specific state requirements.

--------------------------------------------------------------------------------

PROSPECTUS DATED: NOVEMBER 1, 2005
STATEMENT OF ADDITIONAL INFORMATION DATED: NOVEMBER 1, 2005

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS



                                                                  PAGE
------------------------------------------------------------------------
1. HIGHLIGHTS                                                       3
------------------------------------------------------------------------
2. SYNOPSIS                                                         6
------------------------------------------------------------------------
3. GENERAL CONTRACT INFORMATION                                     9
------------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                       9
------------------------------------------------------------------------
  The Separate Account                                              9
------------------------------------------------------------------------
  The Funds                                                         9
------------------------------------------------------------------------
  Fixed Accumulation Feature                                       17
------------------------------------------------------------------------
4. PERFORMANCE RELATED INFORMATION                                 17
------------------------------------------------------------------------
5. THE CONTRACT                                                    18
------------------------------------------------------------------------
  a.  Purchases and Contract Value                                 18
------------------------------------------------------------------------
  b.  Charges and Fees                                             23
------------------------------------------------------------------------
  c.  The Hartford's Principal First and The Hartford's
  Principal First Preferred                                        26
------------------------------------------------------------------------
  d. Death Benefits                                                30
------------------------------------------------------------------------
  e.  The Hartford's Lifetime Income Builder                       34
------------------------------------------------------------------------
  f.  Surrenders                                                   38
------------------------------------------------------------------------
  g.  Annuity Payouts                                              39
------------------------------------------------------------------------
  h.  Other Programs Available                                     43
------------------------------------------------------------------------
6. DEFINITIONS                                                     45
------------------------------------------------------------------------
7. OTHER INFORMATION                                               47
------------------------------------------------------------------------
  Legal Matters                                                    48
------------------------------------------------------------------------
  More Information                                                 50
------------------------------------------------------------------------
  Financial Statements                                             50
------------------------------------------------------------------------
  State Variations                                                 50
------------------------------------------------------------------------
8. FEDERAL TAX CONSIDERATIONS                                      51
------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION           57
------------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
PLANS                                                              58
------------------------------------------------------------------------
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                           64
------------------------------------------------------------------------
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES         69
------------------------------------------------------------------------
APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED --
EXAMPLES                                                           70
------------------------------------------------------------------------
APPENDIX V -- ACCUMULATION UNIT VALUES                             71
------------------------------------------------------------------------
APPENDIX VI -- THE HARTFORD'S LIFETIME INCOME BUILDER --
EXAMPLES                                                           72
------------------------------------------------------------------------


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                                                                               3
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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1. HIGHLIGHTS



Below is some important information about your variable annuity Contract. To purchase a Contract you must complete our application or order request and submit it to us for approval with your first Premium Payment.



A. MAXIMUM ISSUE AGE:



Subject to State variations (see Section 7), the Annuitant, Contract Owner or Joint Contract owner cannot be older than age 85 on the date your Contract is issued. For more information, see Sections 1(h) and 5(a). We, or any financial adviser, may refuse to sell a Contract to any person based on age and other relevant criteria.



B. INITIAL INVESTMENT: For more information, see Section 5(a).



- $1,000 minimum investment.



- $500 with enrollment in the InvestEase-Registered Trademark- Program.



- Premium Payments may not exceed $1 million without our prior approval.



MINIMUM ADDITIONAL INVESTMENTS: $500 (other than investments made through InvestEase Program)



INVESTEASE PROGRAM: This program allows systematic additional investments of as little as $50 from a checking or savings account into your Contract monthly or quarterly.



RIGHT TO CANCEL PERIOD: For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without a Contingent Deferred Sales Charge. This "free look" period may be from ten to thirty-five days depending on your state. You may be subject to market losses or gains prior to our receipt of your request for cancellation. See "State Variations" in
Section 7 for more information.



C. IS THE FIXED ACCUMULATION FEATURE AVAILABLE? /X/ YES / / NO [see Section 3]



D. CONTINGENT DEFERRED SALES CHARGES:



There may be a variety of sales arrangements available for you to purchase a contract from us. These choices may range from contracts with no sales charges, front-end or Contingent Deferred Sales Charges, and contracts that offer Payment Enhancements (bonus feature). This Contract is subject to a Contingent Deferred Sales Charge when you make a full or partial Surrender of your Contract, subject to certain exceptions. The percentage used to determine your Contingent Deferred Sales Charge is:



YEAR                      1      2      3      4      5      6      7      8
-----------------------------------------------------------------------------
CHARGE                   7%     7%     7%     6%     5%     4%     3%     0%
-----------------------------------------------------------------------------



For more information, see Sections 2, 5(b) and 7.



NURSING HOME SALES CHARGE WAIVER: Should the need arise for the Annuitant, Owner or Joint Owner to enter a nursing home or hospital, you can access money from your Contract -- with no Contingent Deferred Sales Charges -- to help pay these expenses. Certain requirements must be met, including:



- The benefit will only apply to Premium Payments made prior to the nursing home or hospital stay;



- The nursing home or hospital stay must be prescribed by a physician; and



- The stay in the nursing home or hospital must exceed 180 consecutive days.



See "State Variations" in Section 7 for more information.



ANNUAL WITHDRAWAL AMOUNT: This is the amount we will allow you to receive annually without a Contingent Deferred Sales Charge.



- YEARS 1-7: 10% of total Premium Payments per Contract year on a non-cumulative basis.



- AFTER YEAR 7: 100% of any earnings, and Premium Payments invested more than 7 years plus 10% of Premium Payments invested for less than 7 years.



While we provide several ways for you to access your money, not all of your Premiums may be easily accessible. For instance, if you are less than 59 1/2 when you make a Surrender, you may have to pay a federal income tax penalty on the money you take out. Your Premiums are also subject to market risk based on the sub-account performance. See Section 1(h) for more information.



E. CONTRACT CHARGES:



- MORTALITY AND EXPENSE RISK CHARGE: 0.95% annually, charged daily from Sub-Account Value.



- ADMINISTRATIVE CHARGE: 0.20% annually, charged daily from Sub-Account Value.



- ANNUAL MAINTENANCE FEE: $30, waived for Contract Anniversary and Surrender values of $50,000 and over.



- PREMIUM TAXES: These are taxes paid to state or municipal authorities and range up to 3.5% of Premiums paid.



OPTIONAL BENEFIT CONTRACT CHARGES:



- MAV PLUS DEATH BENEFIT: 0.30% annually, charged daily from Sub-Account Value. [Not available if the Owner(s) or Annuitant is age 76 or older]



- THE HARTFORD'S PRINCIPAL FIRST: 0.50% annually, charged daily from Sub-Account Value. [Limited in qualified Contracts to Owner/Annuitants age 80 or younger]



- THE HARTFORD'S PRINCIPAL FIRST PREFERRED: 0.20% annually, charged daily from Sub-Account Value. [Limited to Contracts issued after 11/1/04 and in qualified Contracts to Owner/ Annuitants age 70 or younger]



- THE HARTFORD'S LIFETIME INCOME BUILDER: The initial charge is 0.40% of your then current Benefit Amount (as compared

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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  to Sub-Account Value) but may be increased to a total maximum charge of .75%.
  This additional charge will automatically be deducted from your Contract Value each Contract Anniversary (as compared to daily deductions).



  See Section 5(b) for more information.



F. ANNUITY PAYOUT OPTIONS: You must begin to take Annuity Payouts by the later of the Annuitant's 90th birthday or the end of the 10th Contract Year. Your Annuity Payout Options are:



- Payments for a Period      -Life Annuity with
 Certain                     Payments for a Period
                              Certain
------------------------------------------------------
- Life Annuity               -Joint and Last Survivor
                              Annuity
------------------------------------------------------
- Life Annuity with a        -Joint and Last Survivor
  Cash Refund                 Annuity with Payments
                              for a Period Certain
------------------------------------------------------



G. DEATH BENEFITS: A Death Benefit is the amount we will pay if the annuitant, Contract owner, or joint Contract owner dies before we begin to make Annuity Payouts. All Death Benefits are calculated when we receive a certified death certificate or other legal document acceptable to us. We offer two standard Death Benefits. The Death Benefit issued with your Contract is based on the age of the Annuitant, Contract Owner or Joint Contract Owner. You may also choose to add an optional Death Benefit to your Contract for an additional charge. See
Section 5(d) for more information.



STANDARD DEATH BENEFITS -- AVAILABLE FOR NO ADDITIONAL CHARGE



- PREMIUM SECURITY DEATH BENEFIT: This benefit is available if both you and your Annuitant are younger than age 81 on the date we issue this Contract. The Death Benefit is the higher of (i) Contract Value, (ii) total Premiums adjusted for Surrenders, or (iii) the lesser of your Maximum Anniversary Value or your Contract Value plus 25% of your Maximum Anniversary Value (excluding Premium Payments we receive within 12 months of death). Once issued, this Death Benefit doesn't change for as long as you own your Contract.



- ASSET PROTECTION DEATH BENEFIT: This benefit is available if either you or your Annuitant are age 81 or older on the date we issue this Contract. The Death Benefit is the greatest of (i), (ii) or (iii):



   (i) Contract Value, or



   (ii) Contract Value plus 25% of total Premium Payments adjusted for Surrenders (excluding Premium Payments we receive within 12 months of or after death) or Premium Payments adjusted for Surrenders, whichever is less; or



   (iii) Contract Value plus 25% of your Maximum Anniversary Value (excluding subsequent Premium Payments we receive within 12 months of or after death) or Maximum Anniversary Value, whichever is less.



STANDARD DEATH BENEFIT -- IF YOU ELECT THE HARTFORD'S LIFETIME INCOME BUILDER



- The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit: This benefit replaces the standard Premium Security Death Benefit if you elect The Hartford's Lifetime Income Builder. This Death Benefit guarantees that we will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date proof of death is received by us.



OPTIONAL DEATH BENEFIT -- AVAILABLE FOR AN ADDITIONAL DAILY CHARGE EQUAL TO 0.30% ANNUALLY



- MAV PLUS -- Subject to State variations, thisoptional Death Benefit may be added to the Contract if both you and your Annuitant are younger than age 76. If you elect MAV Plus, the benefit that we pay upon death will be the greater of the Standard Death Benefit or Maximum Anniversary Value or the Earnings Protection Benefit. See Sections 2, 5(c) & 5(d) for more information.



H. THINGS TO CONSIDER BEFORE YOU BUY A VARIABLE ANNUITY



You should work with a financial adviser that you trust (along with a family member or friend, if needed), read all sales and disclosure materials thoroughly, and ask questions to ensure that you understand what you are buying. Owning an annuity represents a long-term financial commitment that can offer real benefits. However, a variable annuity may not be right for everyone. BEFORE YOU INVEST, YOU SHOULD THEREFORE CONSIDER WHETHER, AMONG OTHER THINGS:



- Generally, If you have a long term investment horizon.



- You can afford to make the initial and any subsequent Premium Payments based on your other assets and income.



- You thoroughly understand how this product works and how charges may affect your investments.



- You are able to tolerate market fluctuations based on underlying Fund performance.



- You have a need for tax-deferral or a Death Benefit.



- Investing in a variable annuity through an IRA is the right investment decision even though a variable annuity will provide no additional tax advantages.



- If you are an older person, you may not necessarily have a need for long-term income, tax deferral or a Death Benefit.



- If you want to make frequent Sub-Account transfers, you should not invest in this variable annuity.



For more information about variable annuities, see http://www.nasd.com/web/idcplg?IdcService=SS_GET_PAGE&nodeId=1232


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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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I. WILL MY REGISTERED REPRESENTATIVE BE PAID A COMMISSION OR RECEIVE ANY TYPE OF
A COMPENSATION FOR SELLING THIS VARIABLE ANNUITY? [see Section 7]



Yes. Upfront commissions paid by us will not be more than 7% of Premium Payments. Trail commissions will not be more than 1% of Contract Value. From time to time we may also pay or permit other promotional incentives, in cash or credit or other compensation. Check with your Registered Representative about specific compensation arrangements.


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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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2. SYNOPSIS



THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.



CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                              None
---------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                  7%
---------------------------------------------------------------------
    Second Year                                                     7%
---------------------------------------------------------------------
    Third Year                                                      7%
---------------------------------------------------------------------
    Fourth Year                                                     6%
---------------------------------------------------------------------
    Fifth Year                                                      5%
---------------------------------------------------------------------
    Sixth Year                                                      4%
---------------------------------------------------------------------
    Seventh Year                                                    3%
---------------------------------------------------------------------
    Eighth Year                                                     0%
---------------------------------------------------------------------


(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2) Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.



ANNUAL MAINTENANCE FEE (3)                                           $30
---------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
---------------------------------------------------------------------------
    Mortality and Expense Risk Charge                               0.95%
---------------------------------------------------------------------------
    Administrative Charge                                           0.20%
---------------------------------------------------------------------------
    Total Separate Account Annual Expenses                          1.15%
---------------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
---------------------------------------------------------------------------
    MAV Plus Death Benefit Charge (4)                               0.30%
---------------------------------------------------------------------------
    The Hartford's Principal First Charge (5)(6)                    0.75%
---------------------------------------------------------------------------
    The Hartford's Principal First Preferred Charge (5)             0.20%
---------------------------------------------------------------------------
    Total Separate Account Annual Expenses with optional
     charges (4)(7)                                                 2.20%
---------------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of the Benefit Amount)
---------------------------------------------------------------------------
    The Hartford's Lifetime Income Builder (as a percentage
     of the Benefit Amount) (5)(6)(8)                               0.75%
---------------------------------------------------------------------------


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.


(4) See "State Variations" under Section 7 for additional information.



(5) You may choose only one of the following: The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder.



(6) While the maximum charges for The Hartford's Lifetime Income Builder and The Hartford's Principal First are 0.75%, the current fees for these benefits are 0.40% and 0.50%, respectively. These fees may increase on or after the 5th anniversary of election. See sections 5(c) and 5(e) for additional information.



(7) Total Separate Account Annual Expenses with optional Separate Account based charges includes charges for the highest combination of optional charges. In addition to separate account benefit charges, you may also incur Benefit Amount based charges if you elect The Hartford's Lifetime Income Builder.



(8) The annual charge is deducted on each Contract Anniversary or upon Surrender. If you Surrender your Contract prior to your first Contract Anniversary from the initial offering of this rider, we reserve the right to waive the rider charge.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES
CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                Minimum       Maximum
----------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                           0.43%         3.34%
----------------------------------------------------------------------------------------


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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EXAMPLE


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.



THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, WE ASSUME A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, WE WAIVE THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.


THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:


1 year                                                          $1,238
----------------------------------------------------------------------
3 years                                                         $2,365
----------------------------------------------------------------------
5 years                                                         $3,292
----------------------------------------------------------------------
10 years                                                        $5,564
----------------------------------------------------------------------


(2) If you annuitize at the end of the applicable time period:


1 year                                                          $  568
----------------------------------------------------------------------
3 years                                                         $1,706
----------------------------------------------------------------------
5 years                                                         $2,827
----------------------------------------------------------------------
10 years                                                        $5,556
----------------------------------------------------------------------


(3) If you do not Surrender your Contract:


1 year                                                          $  576
----------------------------------------------------------------------
3 years                                                         $1,714
----------------------------------------------------------------------
5 years                                                         $2,835
----------------------------------------------------------------------
10 years                                                        $5,564
----------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" in Section 5. Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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3. GENERAL CONTRACT INFORMATION


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY


Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


THE SEPARATE ACCOUNT


The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1994 and is registered as a unit investment trust under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or us. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:


- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.


- Is not subject to the liabilities arising out of any other business we may conduct. However, all obligations under the Contract are our general corporate obligations.



- Is not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.


- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.


- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to our other income, gains or losses.


We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


SUB-ACCOUNT/FUND                                     ADVISOR                           OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ASSET            Wells Fargo Fund Management, LLC.,     Long-term total return, consistent
  ALLOCATION FUND SUB-ACCOUNT          sub-advised by Wells Capital           with reasonable risk
  (formerly Wells Fargo Asset          Management Incorporated
  Allocation Fund Sub-Account)
  which purchases shares of the
  Wells Fargo Advantage Asset
  Allocation Fund of Wells Fargo
  Variable Trust Funds
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE C&B LARGE CAP    Wells Fargo Fund Management, LLC,      Maximum long-term total return,
  VALUE FUND SUB-ACCOUNT (formerly     sub-advised by Cooke & Bieler, L.P.    consistent with minimizing risk of
  Wells Fargo Equity Value Fund                                               principal
  Sub-Account) which purchases
  shares of the Wells Fargo
  Advantage C&B Large Cap Value
  Fund of Wells Fargo Variable
  Trust Funds
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE DISCOVERY        Wells Fargo Fund Management, LLC,      Long-term capital appreciation
  FUND SUB-ACCOUNT which purchases     sub-advised by Wells Capital
  shares of the Wells Fargo            Management Incorporated
  Advantage Discovery Fund of Wells
  Fargo Variable Trust Funds
-----------------------------------------------------------------------------------------------------------------


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
SUB-ACCOUNT/FUND                                     ADVISOR                           OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE EQUITY INCOME    Wells Fargo Fund Management, LLC,      Long-term capital appreciation and
  FUND SUB-ACCOUNT (formerly Wells     sub-advised by Wells Capital           above-average dividend income
  Fargo Equity Income Fund             Management Incorporated
  Sub-Account) which purchases
  shares of the Wells Fargo
  Advantage Equity Income Fund of
  Wells Fargo Variable Trust Funds
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE INTERNATIONAL    Wells Fargo Fund Management, LLC,      Long-term capital appreciation
  CORE FUND SUB-ACCOUNT (formerly      sub-advised by New Star
  Wells Fargo International Equity     International Managers Limited
  Fund Sub-Account) which purchases
  shares of the Wells Fargo
  Advantage International Core Fund
  of Wells Fargo Variable Trust
  Funds
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE COMPANY    Wells Fargo Fund Management, LLC,      Total return comprised of long-term
  CORE FUND SUB-ACCOUNT (formerly      sub-advised by Matrix Asset            capital appreciation
  Wells Fargo Growth Fund              Advisors, Inc.
  Sub-Account) which purchases
  shares of the Wells Fargo
  Advantage Large Company Core Fund
  of Wells Fargo Variable Trust
  Funds
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE LARGE COMPANY    Wells Fargo Fund Management, LLC,      Long-term capital appreciation
  GROWTH FUND SUB-ACCOUNT (formerly    sub-advised by Peregrine Capital
  Wells Fargo Large Company Growth     Management, Inc., a wholly owned
  Fund Sub-Account) which purchases    subsidiary of Wells Fargo Bank
  shares of the Wells Fargo
  Advantage Large Company Growth
  Fund of Wells Fargo Variable
  Trust Funds
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MONEY MARKET     Wells Fargo Fund Management, LLC,      Current income, while preserving
  FUND SUB-ACCOUNT (formerly Wells     sub-advised by Wells Capital           capital and liquidity
  Fargo Money Market Fund              Management Incorporated
  Sub-Account) which purchases
  shares of the Wells Fargo
  Advantage Money Market Fund of
  Wells Fargo Variable Trust Funds
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MULTI CAP        Wells Fargo Fund Management, LLC,      Long-term capital appreciation
  VALUE FUND SUB-ACCOUNT which         sub-advised by Wells Capital
  purchases shares of the Wells        Management Incorporated
  Fargo Advantage Multi Cap Value
  Fund of Wells Fargo Variable
  Trust Funds
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE OPPORTUNITY      Wells Fargo Fund Management, LLC,      Long-term capital appreciation
  FUND SUB-ACCOUNT which purchases     sub-advised by Wells Capital
  shares of the Wells Fargo            Management Incorporated
  Advantage Opportunity Fund of
  Wells Fargo Variable Trust Funds
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL CAP        Wells Fargo Fund Management, LLC,      Long-term capital appreciation
  GROWTH FUND SUB-ACCOUNT (formerly    sub-advised by Wells Capital
  Wells Fargo Small Cap Growth Fund    Management Incorporated
  Sub-Account) which purchases
  shares of the Wells Fargo
  Advantage Small Cap Growth Fund
  of Wells Fargo Variable Trust
  Funds
-----------------------------------------------------------------------------------------------------------------


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
SUB-ACCOUNT/FUND                                     ADVISOR                           OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE TOTAL RETURN     Wells Fargo Fund Management, LLC,      Total return consisting of income
  BOND FUND SUB-ACCOUNT (formerly      sub-advised by Wells Capital           and capital appreciation
  Wells Fargo Total Return Bond        Management Incorporated
  Fund Sub-Account) which purchases
  shares of the Wells Fargo
  Advantage Total Return Bond Fund
  of Wells Fargo Variable Trust
  Funds
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP BALANCED          Alliance Capital Management, L.P.      The highest total return consistent
  WEALTH STRATEGY PORTFOLIO SUB-                                              with Alliance's determination of
  ACCOUNT which purchases Class B                                             reasonable risk
  shares of the Balanced Wealth
  Strategy Portfolio of
  AllianceBernstein Variable
  Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP GLOBAL            Alliance Capital Management, L.P.      Long-term growth of capital
  RESEARCH GROWTH PORTFOLIO SUB-
  ACCOUNT which purchases Class B
  shares of the Global Research
  Growth Portfolio of
  AllianceBernstein Variable
  Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP INTERNATIONAL     Alliance Capital Management, L.P.      Long-term growth of capital
  VALUE PORTFOLIO SUB-ACCOUNT which
  purchases Class B shares of the
  International Value Portfolio of
  AllianceBernstein Variable
  Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP SMALL/MID CAP     Alliance Capital Management, L.P.      Long-term growth of capital
  VALUE PORTFOLIO SUB-ACCOUNT which
  purchases Class B shares of the
  Small/ Mid Cap Value Portfolio of
  AllianceBernstein Variable
  Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VP VALUE             Alliance Capital Management, L.P.      Long-term growth of capital
  PORTFOLIO SUB-ACCOUNT which
  purchases Class B shares of the
  Value Portfolio of
  AllianceBernstein Variable
  Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- VIP     Fidelity Management & Research         Long-term capital appreciation
  CONTRAFUND-REGISTERED TRADEMARK-     Company
  SUB-ACCOUNT which purchases
  Service Class 2 shares of
  Fidelity VIP
  Contrafund-Registered Trademark-
  Portfolio of Fidelity Variable
  Insurance Products
-----------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- VIP     Fidelity Management & Research         Income
  EQUITY-INCOME SUB-ACCOUNT which      Company
  purchases Service Class 2 shares
  of Fidelity VIP Equity-Income
  Portfolio of Fidelity Variable
  Insurance Products
-----------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- VIP     Fidelity Management & Research         Capital appreciation
  GROWTH SUB-ACCOUNT which             Company
  purchases Service Class 2 shares
  of Fidelity VIP Growth Portfolio
  of Fidelity Variable Insurance
  Products
-----------------------------------------------------------------------------------------------------------------


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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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
SUB-ACCOUNT/FUND                                     ADVISOR                           OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- VIP     Fidelity Management & Research         Long-term growth
  MID CAP SUB-ACCOUNT which            Company
  purchases Service Class 2 shares
  of Fidelity VIP Mid Cap Portfolio
  of Fidelity Variable Insurance
  Products
-----------------------------------------------------------------------------------------------------------------
FIDELITY-REGISTERED TRADEMARK- VIP     Fidelity Management & Research         Capital appreciation
  VALUE STRATEGIES SUB-ACCOUNT         Company
  which purchases Service Class 2
  shares of Fidelity VIP Value
  Strategies Portfolio of Fidelity
  Variable Insurance Products
-----------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND SUB-        HL Investment Advisors, LLC., a        Long-term total return
  ACCOUNT which purchases Class IA     Hartford subsidiary, sub-advised by
  shares of Hartford Advisers HLS      Wellington Management Company, LLP.
  Fund of Hartford Series
  Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS        HL Investment Advisors, LLC., sub-     Growth of capital
  FUND SUB-ACCOUNT which purchases     advised by Wellington Management
  Class IA shares of Hartford          Company, LLP.
  Disciplined Equity HLS Fund of
  Hartford Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS       HL Investment Advisors, LLC., sub-     High level of current income
  FUND SUB-ACCOUNT which purchases     advised by Wellington Management       consistent with growth of capital
  Class IA shares of Hartford          Company, LLP.
  Dividend and Growth HLS Fund of
  Hartford Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND        HL Investment Advisors, LLC., sub-     High level of current income
  SUB-ACCOUNT which purchases          advised by Wellington Management       consistent with growth of capital
  Class IA shares of Hartford          Company, LLP.
  Equity Income HLS Fund of
  Hartford Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND SUB-           HL Investment Advisors, LLC., sub-     Long-term capital appreciation
  ACCOUNT which purchases Class IA     advised by Wellington Management
  shares of Hartford Focus HLS Fund    Company, LLP.
  of Hartford Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISORS HLS FUND      HL Investment Advisors, LLC., sub-     Maximum long-term total rate of
  SUB-ACCOUNT which purchases          advised by Wellington Management       return
  Class IA shares of Hartford          Company, LLP.
  Global Advisors HLS Fund of
  Hartford Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND       HL Investment Advisors, LLC., sub-     Growth of capital growth
  SUB-ACCOUNT which purchases          advised by Wellington Management
  Class IA shares of Hartford          Company, LLP.
  Global Leaders HLS Fund of
  Hartford Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND SUB-          HL Investment Advisors, LLC., sub-     Long-term capital appreciation
  ACCOUNT which purchases Class IA     advised by Wellington Management
  shares of Hartford Growth HLS        Company, LLP.
  Fund of Hartford Series
  Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS      HL Investment Advisors, LLC., sub-     Short- and long-term capital
  FUND SUB-ACCOUNT which purchases     advised by Wellington Management       appreciation
  Class IA shares of Hartford          Company, LLP.
  Growth Opportunities HLS Fund of
  Hartford HLS Series Fund II, Inc.
-----------------------------------------------------------------------------------------------------------------


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
SUB-ACCOUNT/FUND                                     ADVISOR                           OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND SUB-      HL Investment Advisors, LLC., sub-     High current income. Growth of
  ACCOUNT which purchases Class IA     advised by Hartford Investment         capital is a secondary objective
  shares of Hartford High Yield HLS    Management Company, a Hartford
  Fund of Hartford Series              subsidiary
  Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND SUB-           HL Investment Advisors, LLC., sub-     Match performance of publicly
  ACCOUNT which purchases Class IA     advised by Hartford Investment         traded common stocks
  shares of Hartford Index HLS Fund    Management Company
  of Hartford Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL         HL Investment Advisors, LLC., sub-     Capital appreciation
  APPRECIATION HLS FUND SUB-           advised by Wellington Management
  ACCOUNT which purchases Class IA     Company, LLP.
  shares of Hartford International
  Capital Appreciation HLS Fund of
  Hartford Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL                 HL Investment Advisors, LLC., sub-     Growth of capital
  OPPORTUNITIES HLS FUND               advised by Wellington Management
  SUB-ACCOUNT which purchases          Company, LLP.
  Class IA shares of Hartford
  International Opportunities HLS
  Fund of Hartford Series
  Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL           HL Investment Advisors, LLC., sub-     Capital appreciation
  COMPANY HLS FUND SUB-ACCOUNT         advised by Wellington Management
  which purchases Class IA shares      Company, LLP.
  of Hartford International Small
  Company HLS Fund of Hartford
  Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND         HL Investment Advisors, LLC., sub-     Maximum current income consistent
  SUB-ACCOUNT which purchases          advised by Hartford Investment         with liquidity and preservation of
  Class IA shares of Hartford Money    Management Company                     capital
  Market HLS Fund of Hartford
  Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS       HL Investment Advisors, LLC., sub-     Maximum current income consistent
  FUND SUB-ACCOUNT which purchases     advised by Hartford Investment         with safety of principal and
  Class IA shares of Hartford          Management Company                     maintenance of liquidity
  Mortgage Securities HLS Fund of
  Hartford Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND      HL Investment Advisors, LLC., sub-     Short- and long-term capital
  SUB-ACCOUNT which purchases          advised by Wellington Management       appreciation
  Class IA shares of Hartford          Company, LLP.
  SmallCap Growth HLS Fund of
  Hartford HLS Series Fund II, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND SUB-           HL Investment Advisors, LLC., sub-     Long-term growth of capital, with
  ACCOUNT which purchases Class IA     advised by Wellington Management       income as a secondary consideration
  shares of Hartford Stock HLS Fund    Company, LLP.
  of Hartford Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND    HL Investment Advisors, LLC., sub-     Competitive total return, with
  SUB-ACCOUNT (formerly Hartford       advised by Hartford Investment         income as a secondary objective
  Bond HLS Fund Sub-Account) which     Management Company
  purchases Class IA shares of
  Hartford Total Return Bond HLS
  Fund of Hartford Series
  Fund, Inc.
-----------------------------------------------------------------------------------------------------------------


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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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
SUB-ACCOUNT/FUND                                     ADVISOR                           OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES    HL Investment Advisors, LLC., sub-     Maximum total return while
  HLS FUND SUB-ACCOUNT which           advised by Hartford Investment         providing high level of current
  purchases Class IA shares of         Management Company                     income
  Hartford U.S. Government
  Securities HLS Fund of Hartford
  HLS Series Fund II, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND SUB-           HL Investment Advisors, LLC., sub-     Long-term total return
  ACCOUNT which purchases Class IA     advised by Wellington Management
  shares of Hartford Value HLS Fund    Company, LLP.
  of Hartford Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS       HL Investment Advisors, LLC., sub-     Short- and long-term capital
  FUND SUB-ACCOUNT which purchases     advised by Wellington Management       appreciation
  Class IA shares of Hartford Value    Company, LLP.
  Opportunities HLS Fund of
  Hartford HLS Series Fund II, Inc.
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT ALL VALUE PORTFOLIO        Lord Abbett & Co. LLC                  Long-term growth of capital and
  SUB-ACCOUNT which purchases                                                 income
  Class VC shares of the Lord
  Abbett All Value Portfolio of the
  Lord Abbett Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT AMERICA'S VALUE            Lord Abbett & Co. LLC                  Current income and capital
  PORTFOLIO SUB-ACCOUNT which                                                 appreciation
  purchases Class VC shares of the
  Lord Abbett America's Value
  Portfolio of the Lord Abbett
  Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE             Lord Abbett & Co. LLC                  Current income and capital
  PORTFOLIO SUB-ACCOUNT which                                                 appreciation
  purchases Class VC shares of the
  Lord Abbett Bond-Debenture
  Portfolio of the Lord Abbett
  Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME          Lord Abbett & Co. LLC                  Long-term growth of capital and
  PORTFOLIO SUB-ACCOUNT which                                                 income
  purchases Class VC shares of the
  Lord Abbett Growth and Income
  Portfolio of the Lord Abbett
  Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
LORD ABBETT LARGE-CAP CORE             Lord Abbett & Co. LLC                  Growth and Income
  PORTFOLIO SUB-ACCOUNT which
  purchases Class VC shares of the
  Lord Abbett Large-Cap Core
  Portfolio of the Lord Abbett
  Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER AGGRESSIVE GROWTH FUND     OppenheimerFunds, Inc.                 Capital appreciation
  SUB-ACCOUNT which purchases
  Service Shares of Oppenheimer
  Aggressive Growth Fund/VA
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION       OppenheimerFunds, Inc.                 Capital appreciation
  FUND SUB-ACCOUNT which purchases
  Service Shares of Oppenheimer
  Capital Appreciation Fund/VA
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND     OppenheimerFunds, Inc.                 Long-term capital appreciation
  SUB-ACCOUNT which purchases
  Service Shares of Oppenheimer
  Global Securities Fund/VA
-----------------------------------------------------------------------------------------------------------------


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
SUB-ACCOUNT/FUND                                     ADVISOR                           OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND SUB-      OppenheimerFunds, Inc.                 Total return
  ACCOUNT which purchases Service
  Shares of Oppenheimer Main Street
  Fund-Registered Trademark-/VA
-----------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP      OppenheimerFunds, Inc.                 Capital appreciation
  FUND SUB-ACCOUNT which purchases
  Service Shares of Oppenheimer
  Main Street Small Cap
  Fund-Registered Trademark-/VA
-----------------------------------------------------------------------------------------------------------------
PUTNAM DIVERSIFIED INCOME SUB-         Putnam Investment Management, LLC.     Current income
  ACCOUNT which purchases Class IB
  shares of Putnam VT Diversified
  Income Fund of Putnam Variable
  Trust
-----------------------------------------------------------------------------------------------------------------
PUTNAM GLOBAL ASSET ALLOCATION SUB-    Putnam Investment Management, LLC.     Long-term total return
  ACCOUNT which purchases Class IB
  shares of Putnam VT Global Asset
  Allocation Fund of Putnam
  Variable Trust
-----------------------------------------------------------------------------------------------------------------
PUTNAM GROWTH AND INCOME SUB-          Putnam Investment Management, LLC.     Capital growth and current income
  ACCOUNT which purchases Class IB
  shares of Putnam VT Growth and
  Income Fund of Putnam Variable
  Trust
-----------------------------------------------------------------------------------------------------------------
PUTNAM INTERNATIONAL EQUITY SUB-       Putnam Investment Management, LLC.     Capital appreciation
  ACCOUNT which purchases Class IB
  shares of Putnam VT International
  Equity Fund of Putnam Variable
  Trust
-----------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS SUB-ACCOUNT which     Putnam Investment Management, LLC.     Long-term growth of capital and
  purchases Class IB shares of                                                income
  Putnam VT Investors Fund of
  Putnam Variable Trust
-----------------------------------------------------------------------------------------------------------------
PUTNAM NEW VALUE SUB-ACCOUNT which     Putnam Investment Management, LLC.     Long-term capital appreciation
  purchases Class IB shares of
  Putnam VT New Value Fund of
  Putnam Variable Trust
-----------------------------------------------------------------------------------------------------------------
PUTNAM SMALL CAP VALUE SUB-ACCOUNT     Putnam Investment Management, LLC.     Capital appreciation
  which purchases Class IB shares
  of Putnam VT Small Cap Value Fund
  of Putnam Variable Trust
-----------------------------------------------------------------------------------------------------------------
PUTNAM THE GEORGE PUTNAM FUND OF       Putnam Investment Management, LLC.     Balanced growth and income
  BOSTON SUB-ACCOUNT which
  purchases Class IB shares of
  Putnam VT The George Putnam Fund
  of Boston of Putnam Variable
  Trust
-----------------------------------------------------------------------------------------------------------------
PUTNAM VISTA SUB-ACCOUNT which         Putnam Investment Management, LLC.     Capital appreciation
  purchases Class IB shares of
  Putnam VT Vista Fund of Putnam
  Variable Trust
-----------------------------------------------------------------------------------------------------------------
PUTNAM VOYAGER SUB-ACCOUNT which       Putnam Investment Management, LLC.     Capital appreciation
  purchases Class IB shares of
  Putnam VT Voyager Fund of Putnam
  Variable Trust
-----------------------------------------------------------------------------------------------------------------


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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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
SUB-ACCOUNT/FUND                                     ADVISOR                           OBJECTIVE SUMMARY
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK SUB-           Van Kampen Asset Management            Capital growth and income
  ACCOUNT which purchases Class II
  shares of Comstock Portfolio of
  the Van Kampen Life Investment
  Trust
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME       Van Kampen Asset Management            Long-term growth of capital and
  SUB-ACCOUNT which purchases                                                 income
  Class II shares of Growth and
  Income Portfolio of the Van
  Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF EMERGING MARKETS        Morgan Stanley Investment              Long-term capital appreciation
  EQUITY SUB-ACCOUNT which             Management Inc.
  purchases Class II shares of
  Emerging Markets Equity Portfolio
  of The Universal Institutional
  Funds, Inc.
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH          Morgan Stanley Investment              Long-term capital growth
  SUB-ACCOUNT which purchases          Management Inc.
  Class II shares of Mid Cap Growth
  Portfolio of The Universal
  Institutional Funds, Inc.
-----------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. MID CAP VALUE      Morgan Stanley Investment              Total return
  SUB-ACCOUNT which purchases          Management Inc.
  Class II shares of U.S. Mid Cap
  Value Portfolio of The Universal
  Institutional Funds, Inc.
-----------------------------------------------------------------------------------------------------------------



Each Fund has varying degrees of risk depending on their portfolio. Funds are also subject to separate fees and expenses such as portfolio management fees, distribution fees and operating expenses that affect investment returns. PLEASE CONTACT US TO OBTAIN A COPY OF THE PROSPECTUSES FOR EACH FUND. YOU SHOULD READ THESE PROSPECTUSES CAREFULLY BEFORE INVESTING.



We do not guarantee the investment results of any of the underlying Funds.



The Funds may not be available in all states.



Mixed and Shared Funding -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding.



Certain underlying fund shares may also be sold to "Qualified Plans" pursuant to an exemptive order and applicable tax laws. If recognized for federal income tax purposes, the ownership of these shares by nonqualified plans could cause affected Funds to fail the diversification requirements under Section 817 of the Code, which in turn could have adverse consequences for variable life and annuity owners invested in that Fund. Under the Code, these adverse consequences may be the responsibility (i) in the first instance, of the affected Owners, and
(ii) secondarily, of us as the issuer of the Contracts, pursuant to our reporting and withholding obligations.


VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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After we begin to make Annuity Payouts to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. We may liquidate one or more Sub-Accounts if the board of directors of any underlying Fund determines that such actions are prudent.



We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.


In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


ADMINISTRATIVE AND DISTRIBUTION SERVICES -- We or our affiliates have entered into agreements with the investment advisers or distributors of the Funds. Under the terms of these agreements, we or our affiliates provide administrative and distribution related services and the Funds pay fees to us or our affiliates that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the 1940 Act.



FIXED ACCUMULATION FEATURE



THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.



Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.



We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your State's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable State insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.



We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by State.



ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.



From time to time, we may credit increased interest rates under certain programs established in our sole discretion.



We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.



4. PERFORMANCE RELATED INFORMATION


The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the

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relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.


We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.



5. THE CONTRACT



A. PURCHASES AND CONTRACT VALUE


WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.


HOW DO I PURCHASE A CONTRACT?



You may purchase a Contract by completing and submitting an application or an order request along with the minimum initial Premium Payment. Additional Premium Payments are also subject to minimum and maximum thresholds discussed in the Highlights Section.



You and your Annuitant must not be older than the maximum age as described in the Highlights or State Variation Sections on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf.


HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Premium Payment will be invested within two Valuation Days of our actual receipt at our Administrative Offices of a properly completed application or an order request and the Premium Payment is in good order. If we receive your subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your Premium Payment after the end of a Valuation Day, it will be


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invested on the next Valuation Day. If we receive your subsequent Premium
Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.



If the request or other information accompanying the initial Premium Payment is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.


CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.


Unless otherwise required by state law, we will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.


HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?


The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.


When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily deductions for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?


You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.


WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.


You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received in good order on a Valuation Day before the end of any Valuation Day. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?


When you request a Sub-Account transfer, we sell shares of the underlying Fund that makes up the Sub-Account you are transferring from and buy shares of the underlying Fund that makes up the Sub-Account you want to transfer into.



Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Sub-Account's underlying Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the requests to


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transfer into a particular Sub-Account or new Premium Payments allocated to that
Sub-Account and determine how many shares of that Sub-Account's underlying Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.



We take advantage of our size and available technology to combine sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by us or our affiliates. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within our accounts rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then we would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.


WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.


FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. We limit each Contract Owner to one Sub-Account Transfer each day. We count all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.


For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Hartford Stock HLS Fund Sub-Account into another Sub-Account.


SECOND, WE HAVE IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, we do not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.



We attempt to curb frequent transfers in the following ways:



X  20 Transfer Rule; and


X  Abusive Transfer Policy.


THE 20 TRANSFER RULE -- We employ the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, voice recording unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.


We actively monitor Contract Owner's compliance with this policy. Our computer system will automatically send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, the computer system will not allow you to do another Sub-Account transfer by telephone, voice recording unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.


We may make changes to this policy at any time.


ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

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Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;


- the number of transfers completed in the current calendar quarter;



- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies; or



- the policies and procedures of a potentially affected underlying Fund regarding frequent trading.



If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.



Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.



Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.



THIRD PARTY TRANSFER SERVICE AGREEMENTS -- In the past, Contract Owners that made an initial Premium Payment of $1 million or more, or who were acting on behalf of multiple Contract Owners with aggregate Contract values of $2 million or more, were required to sign a separate agreement with us that included additional restrictions on their ability to request Sub-Account transfers. We do not currently require Contract Owners or others to sign these agreements. However, if we believe that these agreements may help curb frequent transfers, or for any other reason, we may, without notice, begin requiring these agreements again. In the event such separate agreements are required, the terms and conditions of these agreements may vary from one agreement to the next but all of these agreements, without exception, would be more restrictive than our regular policies that restrict excessive Sub-Account transfers.


ARE THERE ANY EXCEPTIONS TO THESE POLICIES?


INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, we do not make any exceptions to our policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, we will refuse your request.



SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Transfer Policy do not apply to all Contract Owners and do not apply in all circumstances, which we describe here:



- The 20 Transfer Rule and the Abusive Transfer Policy do not apply to certain Contracts serviced by Windsor Securities, Inc., a registered broker-dealer firm, that sued us in the 1990's for a variety of issues, including our attempt to limit its Contract Owners' Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million.



- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We do not apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.


Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule. There are also some Third Party Transfer Service Agreements that are customized for certain brokers that contain transfer limitations that are also more restrictive than the 20 Transfer Rule.

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POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that we are not able to detect and prevent, which we describe here:



- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that do not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.



- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then we cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. We have been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. We have had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by us could have the same abusive affect as frequent Sub-Account transfers done by other Contract Owners.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?


While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in this variable annuity prospectus, the policies and procedures described in this variable annuity prospectus control how we administer Sub-Account transfers.



We will continue to monitor transfer activity and we may modify these restrictions at any time.


FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

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TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.



Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of any Valuation Day on the next Valuation Day.



Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of any Valuation Day or the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.


We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.



We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.


POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.


B. CHARGES AND FEES



Specific charges and fees are described in the Highlights Section.



THE CONTINGENT DEFERRED SALES CHARGE


The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.


We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.



SURRENDER ORDER -- During the Contract Years when a Contingent Deferred Sales Charge applies, to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.



Thereafter, Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings and then from Premium Payments on a first-in-first-out basis. Only Premium Payments invested for less than the requisite holding period are subject to a Contingent Deferred Sales Charge.


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For the examples below, assume that you made an initial Premium Payment of
$10,000 and, on the fourth Contract Anniversary, you made an additional Premium Payment of $20,000.



In Contract Year 6, when your Contract Value is $34,000, you make a partial Surrender of $15,000. Because the initial premium is still subject to a Contingent Deferred Sales Charge, we will determine the Contingent Deferred Sales Charge for your partial surrender as follows:



- We will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.


- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 5% on that amount, or $500.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $2,000, or $140.
- Your Contingent Deferred Sales Charge is $640.


In Contract Year 8 when your Contract Value is $37,000, you make a partial Surrender of $25,000. Because the initial Premium Payment of $10,000 is not subject to a Contingent Deferred Sales Charge, but the additional Premium Payment of $20,000 is, we will determine the Contingent Deferred Sales Charge for your partial surrender as follows:



- We will surrender the Annual Withdrawal Amount which is 10% of Premium Payments subject to a Contingent Deferred Sales Charge, or $2,000, without charging a Contingent Deferred Sales Charge.



- We will then next surrender earnings, which is the Contract Value after surrender of the Annual Withdrawal Amount ($37,000 - $2,000 = $35,000) less your Premium Payments ($30,000), or $5,000.



- We will next surrender Premium Payments in the order in which they were made. Therefore, the next $10,000 will be from the surrender of the initial Premium Payment, which has no Contingent Deferred Sales Charge.



- The final $8,000 will be surrendered from the additional Premium Payment. The Contingent Deferred Sales Charge is 6% of the amount of that premium that is surrendered, or $480.



- Your Contingent Deferred Sales Charge is $480.



If you have any questions about these charges, please contact us or your financial adviser.


THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:


- Annual Withdrawal Amount -- During the Contract Years when a Contingent Deferred Sales Charge applies, you may take partial Surrenders up to 10% of the total Premium Payments subject to a Contingent Deferred Sales Charge. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.


- If you are a patient in a certified long-term care facility or other eligible facility -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

- have owned the Contract continuously since it was issued,

- provide written proof of your eligibility satisfactory to us, and

- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.

This waiver may not be available in all states.


- Upon death of the Annuitant or any Contract Owner(s) -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or any Contract Owner(s) dies.


- Upon Annuitization -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- For The Hartford's Principal First Benefit Payments -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- For The Hartford's Principal First Preferred Benefit Payments -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount,

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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  we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.


- For The Hartford's Lifetime Income Builder Payments -- If your Benefit Payment or your Lifetime Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.


- For Required Minimum Distributions -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- Upon cancellation during the Right to Cancel Period -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE


For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate specified above. This charge is deducted from your Sub-Account Value.


The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE


The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.


WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE


For administration, we apply a daily charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.


PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the

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26
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS


Annual Fund Operating Expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory, distribution fees, operating expenses fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses.


CHARGES FOR OPTIONAL BENEFITS


- MAV Plus or MAV/EPB Death Benefit Charge -- You may elect an optional Death Benefit called "MAV Plus Death Benefit" or "MAV Death Benefit" depending on state availability for an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. You may only elect this benefit at the time you purchase your Contract.



- The Hartford's Principal First Charge -- The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, we will continue to deduct the charge until we begin to make Annuity Payouts or when you cancel it.



- The Hartford's Principal First Preferred Charge -- The Hartford's Principal First Preferred is an option that can be elected for an additional annual charge. We will deduct the charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.



- The Hartford's Lifetime Income Builder Charge -- The Hartford's Lifetime Income Builder is an option that can be elected at an additional charge based on your then current Benefit Amount. This additional charge will automatically be deducted from your Contract Value on each Contract Anniversary. The charge is withdrawn from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account bears to the total Contract Value. The charge is deducted after all other financial transactions and any Benefit Amount increases are made. Once you elect this benefit, we will continue to deduct the charge until we begin to make annuity payouts. This charge is not applied to the DCA Plus feature. The rider charge may be limited on Fixed Accounts based on state specific regulations.



  We reserve the right to increase the charge up to a maximum rate of 0.75% any time on or after your fifth Contract Anniversary or five years from the date from which we last notified you of a fee increase, whichever is later. If we increase The Hartford's Lifetime Income Builder charge on any Contract Anniversary, you will receive advance notice of the increase and will be given the opportunity to suspend the charge increase. If you suspend The Hartford's Lifetime Income Builder charge increase, you will no longer receive automatic Benefit Amount increases. If we do not receive notice from you to suspend the increase, we will automatically assume that automatic Benefit Amount increases will continue and the new charge will apply. Within 30 days prior to subsequent Contract Anniversaries, you may re-start automatic Benefit Amount increases at the charge in effect since your most recent notification. In the case of a Surrender prior to a Contract Anniversary, a pro rata share of the charge will be assessed and will be equal to the charge multiplied by the Benefit Amount prior to the Surrender, multiplied by the number days since the last charge was assessed, divided by 365.


REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the Mortality and Expense Risk Charge, the Annual Maintenance Fee, and charges for optional benefits, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.


C. THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED


ELECTING THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED


You may elect either The Hartford's Principal First or The Hartford's Principal First Preferred. This means if you elect The Hartford's Principal First you will never be able to elect The Hartford's Principal First Preferred. Likewise, if you elect The Hartford's Principal First Preferred you will never be able to elect The Hartford's Principal First. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older. The Hartford's Principal First Preferred cannot be elected if the Contract Owner or Annuitant is age 71 or older.


Once you elect The Hartford's Principal First you cannot cancel it and we will continue to deduct The Hartford's Principal First Charge until we begin to make Annuity Payouts.

You may cancel The Hartford's Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract. If you cancel The Hartford's Principal First Preferred, all Benefit Payments and charges for The Hartford's Principal First Preferred will terminate. Once The Hartford's Principal First Preferred is cancelled it cannot be reinstated.

OVERVIEW

The Hartford's Principal First and The Hartford's Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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poor market performance will be different depending on when you elect your optional benefit. The amount that is protected is your "Benefit Amount." In other words, The Hartford's Principal First and The Hartford's Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.

DETERMINING YOUR BENEFIT AMOUNT


The initial Benefit Amount for both The Hartford's Principal First and The Hartford's Principal First Preferred depends on when you elect your optional benefit. If you elect your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.



- Your Benefit Amount can never be more than $5 million.


- Your Benefit Amount is reduced as you take withdrawals.


Once the initial Benefit Amount has been determined, we calculate the maximum guaranteed payment that may be made each year ("Benefit Payment").



The Benefit Payment is 7% or 5% of your Benefit Amount for The Hartford's Principal First and The Hartford's Principal First Preferred, respectively.


BENEFIT PAYMENTS

Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford's Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.


If you elect your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish your optional benefit any time after you purchase your Contract, we count one year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.


The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.


Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.


If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Any time we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford's Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For The Hartford's Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.


If you change the ownership or assign this Contract to someone other than your spouse after 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.


The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment; or

- The Contract Value at the time of the ownership change or assignment.


Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by a percentage of the amount of the subsequent Premium Payment.


SURRENDERING YOUR CONTRACT

You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Amount or the Benefit Payment amount you would have received under The
Hartford's Principal First or The Hartford's Principal First Preferred.

If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annuity payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.

While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

ANNUITIZING YOUR CONTRACT

If you elect The Hartford's Principal First or The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.


Under both of these Annuity Payout Options, we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.



If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.


If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary.


KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

While The Hartford's Principal First and The Hartford's Principal First Preferred share many of the same characteristics, there are some important differences you should consider when deciding which benefit to choose.

                                                                                THE HARTFORD'S PRINCIPAL FIRST
             FEATURES                    THE HARTFORD'S PRINCIPAL FIRST                    PREFERRED
-----------------------------------------------------------------------------------------------------------------
Charge                                 0.50% of Sub-Account Value             0.20% of Sub-Account Value
-----------------------------------------------------------------------------------------------------------------
Benefit Payment                        7% of Benefit Amount                   5% of Benefit Amount
-----------------------------------------------------------------------------------------------------------------
Revocability                           - Irrevocable.                         - Revocable anytime after the 5th
                                                                                Contract Year or the 5th
                                                                                anniversary of the date you added
                                                                                The Hartford's Principal First
                                                                                Preferred to your Contract
                                       - Charge continues to be deducted      - Charge will terminate if The
                                       until we begin to make annuity         Hartford's Principal First
                                         payouts.                               Preferred is cancelled.
-----------------------------------------------------------------------------------------------------------------
Step Up                                - After the 5th Contract Year,         - Not Available.
                                       every five years thereafter.
-----------------------------------------------------------------------------------------------------------------
Maximum Issue Age                      - Non-Qualified & Roth IRA -- same     - Non-Qualified & Roth IRA -- same
                                       as maximum Contract issue age.*        as maximum Contract issue age.*
                                       - IRA/Qualified -- Age 80              - IRA/Qualified -- Age 70
-----------------------------------------------------------------------------------------------------------------
Investment Restrictions                - None                                 - You are not permitted to transfer
                                                                                more than 10% of your Contract
                                                                                Value as of your last Contract
                                                                                Anniversary between certain
                                                                                investment options. This
                                                                                restriction is not currently
                                                                                enforced.
-----------------------------------------------------------------------------------------------------------------
Spousal Continuation                   - Available                            - Available
-----------------------------------------------------------------------------------------------------------------


* For more information on the maximum Contract issue age please see the Section "How do I purchase the Contract?"


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THE HARTFORD'S PRINCIPAL FIRST -- STEP-UP

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the Benefit Amount. There is no "step-up" available for The Hartford's Principal First Preferred. If you choose to "step-up" the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford's Principal First "step-up" has been in place, you may choose to "step-up" the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step-up" without waiting for the 5th year their Contract has been in force.



We currently allow you to "step-up" The Hartford's Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. AT THE TIME YOU ELECT TO "STEP-UP," WE MAY BE CHARGING MORE FOR THE HARTFORD'S PRINCIPAL FIRST BUT IN NO EVENT WILL THIS CHARGE EXCEED 0.75% ANNUALLY. REGARDLESS OF WHEN YOU BOUGHT YOUR CONTRACT, UPON "STEP-UP" WE WILL CHARGE YOU THE CURRENT CHARGE. BEFORE YOU DECIDE TO "STEP-UP," YOU SHOULD REQUEST A CURRENT PROSPECTUS WHICH WILL DESCRIBE THE CURRENT CHARGE FOR THIS BENEFIT.


THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- INVESTMENT RESTRICTIONS


If you elect The Hartford's Principal First Preferred you are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary from the Non-Growth Sub-Accounts to the Growth Sub-Accounts in any one Contract Year. If you transfer more than 10% of your Contract Value The Hartford's Principal First Preferred will automatically terminate and all Benefit Payments and The Hartford's Principal First Preferred charge will cease. We may add or delete Sub-Accounts from the Non-Growth and Growth sub-account lists at any time. Currently, we do not enforce this investment transfer restriction. We will provide you 30 days written notice when we elect to enforce this investment transfer restriction.



NON-GROWTH SUB-ACCOUNTS         GROWTH SUB-ACCOUNTS
------------------------------------------------------
AllianceBernstein VP         AllianceBernstein VP
Balanced                     Global
  Wealth Strategy            Research Growth
AllianceBernstein VP         Fidelity VIP Contrafund
International                Fidelity VIP Growth
  Value                      Fidelity VIP Mid Cap
AllianceBernstein VP         Hartford Global Advisers
Small/Mid Cap                HLS Fund
  Value                      Hartford Global Leaders
AllianceBernstein VP         HLS Fund
Value                        Hartford Growth HLS Fund
Fidelity VIP                 Hartford Growth
Equity-Income                Opportunities HLS
Fidelity VIP Value           Fund
Strategies                   Hartford International
Hartford Advisers HLS        Capital
Fund                         Appreciation HLS Fund
Hartford Disciplined         Hartford Small Cap Growth
Equity HLS                   HLS
  Fund                       Fund
Hartford Dividend and        Oppenheimer Aggressive
Growth HLS                   Growth
  Fund                       Oppenheimer Capital
Hartford Equity Income       Appreciation
HLS Fund                     Oppenheimer Global
Hartford Focus HLS Fund      Securities
Hartford High Yield HLS      Putnam Vista
Fund                         Putnam Voyager
Hartford Index HLS Fund      Van Kampen UIF
Hartford International       Emerging Markets Equity
Opportunities                Van Kampen UIF
  HLS Fund                   Mid Cap Growth
Hartford International       Wells Fargo Advantage
Small                        Discovery
  Company HLS Fund           Fund
Hartford Money Market HLS    Wells Fargo Advantage
Fund                         Large Company Growth
Hartford Mortgage            Wells Fargo Advantage
Securities                   Small Cap Growth
  HLS Fund
Hartford Stock HLS Fund
Hartford Total Return
Bond HLS
  Fund
Hartford U.S. Government
Securities
  HLS Fund
Hartford Value HLS Fund
Hartford Value
Opportunities
  HLS Fund
Lord Abbett All Value
Lord Abbett America's
Value
Lord Abbett
Bond-Debenture
Lord Abbett Growth and
Income
Lord Abbett Large Cap
Core
Oppenheimer Main Street
Oppenheimer Main Street
Small Cap
Putnam Diversified Income
Putnam Global Asset
Allocation
Putnam Growth and Income
Putnam International
Equity
Putnam Investors
Putnam New Value
Putnam Small Cap Value
Putnam The George Putnam
Fund of
  Boston
Van Kampen LIT Comstock
Van Kampen LIT Growth and
  Income
Van Kampen UIF U.S.
  Mid Cap
Wells Fargo Advantage C&B
Large
  Cap Value
Wells Fargo Advantage
Asset
  Allocation
Wells Fargo Advantage
Equity
  Income
Wells Fargo Advantage
  International Core
Wells Fargo Advantage
  Large Company Core
Wells Fargo Advantage
Money
  Market
Wells Fargo Advantage
Multi Cap
  Value Fund
Wells Fargo Advantage
Opportunity
  Fund
Wells Fargo Advantage
Total Return
  Bond
------------------------------------------------------


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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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REQUIRED MINIMUM DISTRIBUTIONS

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

For purposes of The Hartford's Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.

OTHER INFORMATION


The Hartford's Principal First and The Hartford's Principal First Preferred may not be available in all states or through all broker-dealers.



We reserve the right to treat all Contracts issued to you by us or one of our affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First and The Hartford's Principal First Preferred. This means that if you purchase two Contracts from us in any twelve month period and elect either The Hartford's Principal First or The Hartford's Principal First Preferred on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.


For examples on how The Hartford's Principal First is calculated, please see "Appendix III." For examples on how The Hartford's Principal First Preferred is calculated, please see "Appendix IV."


D. DEATH BENEFITS



In most cases, we have used the same terminology in the Contract and in this prospectus. However, when describing the Death Benefits, we have used different terms in this prospectus than in the Contract. When you receive your Contract after purchase, it will include Contract riders that describe your Death Benefit. For the standard Death Benefit, called Premium Security Death Benefit in your prospectus, for age 80 and under, you will receive riders entitled "Asset Protection Death Benefit" and "Premium Protection Death Benefit." Together, these riders make up the Premium Security Death Benefit. For the Asset Protection Death Benefit, you will receive a Contract rider with the same name. If you elect the MAV Plus Death Benefit, you will receive a rider entitled the "Maximum Anniversary Value/Earnings Protection Benefit" rider. If, after you receive your Contract you have any questions about terminology of the names of the riders, please call your Registered Representative or Hartford.


WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant dies before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

This Contract comes with a standard Death Benefit, which depends on the age of you and your Annuitant. This minimum guaranteed Death Benefit is at no additional cost. If you and your Annuitant are younger than age 81 on the issue date, your Death Benefit is the Premium Security Death Benefit. If you or your Annuitant are age 81 or older, your Death Benefit is the APB Death Benefit, which is short for Asset Protection Death Benefit.


This minimum guaranteed Death Benefit is offered at no additional cost. If you elect the The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit will replace the Premium Security Death Benefit as the standard Death Benefit. The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit is described later in this prospectus.


THE PREMIUM SECURITY DEATH BENEFIT

If both you and your Annuitant are younger than age 81 on the date we issue this Contract, your Death Benefit is the greatest of:

- Your Contract Value on the date we receive due proof of death;

- Your Total Premium Payments adjusted for any partial Surrenders; or

- The lesser of:

X  Your Maximum Anniversary Value described below; or

X Your Contract Value on the date we receive due proof of death plus 25% of your Maximum Anniversary Value excluding subsequent Premium Payments we receive within 12 months of death.

THE ASSET PROTECTION DEATH BENEFIT

If you or your Annuitant are age 81 or older on the date we issue this Contract, the Death Benefit is the greatest of:

- Your Contract Value on the date we receive due proof of death;

- The lesser of:

X  Total Premium Payments adjusted for any partial Surrenders; or

X Your Contract Value on the date we receive due proof of death plus 25% of total Premium Payments adjusted for partial Surrenders and excluding subsequent Premium Payments we receive within 12 months of death.

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- The lesser of:

X  Your Maximum Anniversary Value described below; or

X Your Contract Value on the date we receive proof of death plus 25% of your Maximum Anniversary Value excluding subsequent Premium Payments we receive within 12 months of death.

MAXIMUM ANNIVERSARY VALUE

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced for any partial Surrenders as shown below.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

ADJUSTMENTS FOR SURRENDERS

We calculate the adjustments to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

OPTIONAL DEATH BENEFIT

You may elect an optional Death Benefit for an additional charge. We call the optional Death Benefit the "MAV Plus Death Benefit," which is short for "Maximum Anniversary Value Plus Death Benefit." The name of the rider for the MAV Plus Death Benefit is called the "Maximum Anniversary Value/Earnings Protection Benefit" rider. If you elect MAV Plus, the benefit that we pay upon death will be the greater of the Premium Security Death Benefit and MAV Plus Death Benefit.


In states where the MAV Plus Death Benefit is not available, we offer the "MAV Death Benefit," which stands for "Maximum Anniversary Value Death Benefit." Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, see State Variations in Section 7 or call your Registered Representative or contact us.



THE MAV PLUS DEATH BENEFIT



You may elect the "MAV Plus Death Benefit" or "Maximum Anniversary Value Plus Death Benefit" for an additional charge. If you elect MAV Plus, the benefit that we pay upon death will be the greater of the Standard Death Benefit and MAV Plus Death Benefit. In states where the MAV Plus Death Benefit is not available, we offer the "MAV Death Benefit," which stands for "Maximum Anniversary Value Death Benefit." Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, contact us or your Registered Representative.



The MAV Plus Death Benefit is available for an additional annual charge, deducted daily, based on your Contract Value invested in the Sub-Accounts. You cannot choose this Death Benefit if you and/or your Annuitant are age 76 or older on the issue date. You can only choose this Death Benefit at the time of issue.



The MAV Plus Death Benefit is the greatest of:



- Your Contract Value on the date we receive due proof of death;



- Total Premium Payments adjusted for any partial Surrender;



- Your Maximum Anniversary Value; or



- Your Earnings Protection Benefit described below.



EARNINGS PROTECTION BENEFIT


The Death Benefit depends on the age of you and your Annuitant on the date the MAV Plus Death Benefit is added to your Contract. If each age is 69 or younger, the benefit is the Contract Value on the date we receive due proof of death plus 40% of the lesser of Contract gain on that date and the cap. The terms "gain" and "cap" are described below.

If you and/or your Annuitant are age 70 or older on the date the MAV Plus Death Benefit is added to your Contract, the benefit is the Contract Value on the date we receive due proof of death plus 25% of the lesser of Contract gain on that date and the cap.


We determine Contract gain by subtracting your Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value on the calculation date. We then deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.


We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain immediately prior to the Surrender. The adjustment is the difference between the two, but not less than zero.

The Contract gain that is used to determine your Death Benefit has a limit or "cap." The cap is 200% of the following:

- The Contract Value on the date the MAV Plus Death Benefit was added to your Contract; plus

- Premium Payments made after the MAV Plus Death Benefit was added to your Contract, excluding any Premium Payments made within 12 months of the date we receive due proof of death; minus

- Any adjustments for partial Surrenders.

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ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

We impose a limit on total death benefits if:


- The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by us or our affiliates, and


- Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

Required Distributions -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

Spousal Contract Continuation -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues

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with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.


If your spouse continues any portion of the Contract as Contract Owner and elects the MAV Plus Death Benefit, we will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the MAV Plus Death Benefit. The percentage used for the MAV Plus Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE .
.. .                                 AND . . .                     AND . . .                   THEN THE . . .
------------------------------------------------------------------------------------------------------------------
Contract Owner              There is a surviving joint    The Annuitant is living or    Joint Contract Owner
                            Contract Owner                deceased                      receives the Death
                                                                                        Benefit.
------------------------------------------------------------------------------------------------------------------
Contract Owner              There is no surviving         The Annuitant is living or    Designated Beneficiary
                            joint Contract Owner          deceased                      receives the Death
                                                                                        Benefit.
------------------------------------------------------------------------------------------------------------------
Contract Owner              There is no surviving         The Annuitant is living or    Contract Owner's estate
                            joint Contract Owner and      deceased                      receives the Death
                            the Beneficiary                                             Benefit.
                            predeceases the Contract
                            Owner
------------------------------------------------------------------------------------------------------------------
Annuitant                   The Contract Owner is         There is no named             The Contract Owner becomes
                            living                        Contingent Annuitant          the Contingent Annuitant
                                                                                        and the Contract
                                                                                        continues. The Contract
                                                                                        Owner may waive this
                                                                                        presumption and receive
                                                                                        the Death Benefit.
------------------------------------------------------------------------------------------------------------------
Annuitant                   The Contract Owner is         The Contingent Annuitant      Contingent Annuitant
                            living                        is living                     becomes the Annuitant, and
                                                                                        the Contract continues.
------------------------------------------------------------------------------------------------------------------
Annuitant                   The Contract Owner is a       There is no named             The Contract Owner
                            trust or other non-natural    Contingent Annuitant          receives the Death
                            person                                                      Benefit.
------------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE .
.. .                                        AND . . .                                 THEN THE . . .
----------------------------------------------------------------------------------------------------------------
Contract Owner              The Annuitant is living                     Designated Beneficiary becomes the
                                                                        Contract Owner.
----------------------------------------------------------------------------------------------------------------
Annuitant                   The Contract Owner is living                Contract Owner receives the payout at
                                                                        death, if any.
----------------------------------------------------------------------------------------------------------------
Annuitant                   The Annuitant is also the Contract Owner    Designated Beneficiary receives the
                                                                        payout at death, if any.
----------------------------------------------------------------------------------------------------------------

These are the most common scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options that may not result in a payout at death please see the section entitled "Annuity Payouts." If you have questions about these and any other scenarios, please contact your Registered Representative or us.

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E. THE HARTFORD'S LIFETIME INCOME BUILDER



OVERVIEW



The Hartford's Lifetime Income Builder is an optional rider that is intended to help protect your Contract investment from poor market performance. The Hartford's Lifetime Income Builder provides a single Benefit Amount payable as two separate but bundled benefits which form the entire benefit. In other words, The Hartford's Lifetime Income Builder is a guarantee of the Benefit Amount that you can access two ways:



- WITHDRAWAL BENEFIT allows (a) BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the Benefit Amount is reduced to zero or
  (b) LIFETIME BENEFIT PAYMENTS: a series of withdrawals which may be paid annually until the death of any Owner(s) if the oldest Owner(s) is age 60 or older. You may elect to receive either a Benefit Payment or a Lifetime Benefit Payment at one time. The Benefit Payments and Lifetime Benefit Payments may continue even if the Contract Value is reduced to zero; or



- GUARANTEED MINIMUM DEATH BENEFIT a Death Benefit equal to the greater of the Benefit Amount or the Contract Value if the Contract Value is greater than zero. The Death Benefit is payable at the death of any Contract Owner or Annuitant. DEPLETING THE BENEFIT AMOUNT BY TAKING WITHDRAWAL BENEFITS OR SURRENDERS WILL REDUCE OR ELIMINATE THE GUARANTEED MINIMUM DEATH BENEFIT. IF THE CONTRACT VALUE IS ZERO AS OF THE DATE THAT DUE PROOF OF DEATH IS RECEIVED BY US, THERE WILL BE NO DEATH BENEFIT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER RIDER.



ELECTING THE HARTFORD'S LIFETIME INCOME BUILDER



You may elect The Hartford's Lifetime Income Builder only at the time of purchase and once you do so, your choice is irrevocable. The benefits comprising The Hartford's Lifetime Income Builder may not be purchased separately.



The Hartford's Lifetime Income Builder is only available if the oldest Contract Owner or Annuitant is age 75 or younger at Contract issue.



If you elect The Hartford's Lifetime Income Builder, you may not elect The Hartford's Principal First or The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder Guaranteed Minimum Death Benefit will replace the Premium Security Death Benefit as the standard Death Benefit.



DETERMINING YOUR BENEFIT AMOUNT



The initial Benefit Amount equals your initial Premium Payment. The Benefit Amount will be adjusted in the future through your actions as well as ours. The Benefit Amount will be increased as a result of any subsequent Premium Payments and automatic Benefit Amount increases. The Benefit Amount will be decreased as a result of any Surrenders and potentially, any changes in ownership.



- Automatic Benefit Amount increases. We may increase the Benefit Amount on each Contract Anniversary (referred to as "automatic Benefit Amount increases"), depending on the investment performance of your Contract. To compute this percentage, we will divide your Contract Value on the then current Contract Anniversary by the Maximum Contract Value, less 1. In no event will this ratio be less than 0% or greater than 10%. Automatic Benefit Amount increases will continue until the Contract Anniversary immediately following the oldest Owner's or Annuitant's 75th birthday.



- Subsequent Premium Payments. When subsequent Premium Payments are received, the Benefit Amount will be increased by the dollar amount of the subsequent Premium Payment.



- Surrenders. When a Surrender is made, the Benefit Amount will be equal to the amount determined in either (A), (B) or (C) as follows:



  A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.



  B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the Benefit Amount becomes the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.



  C. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Amount is re-calculated to the greater of zero or the lesser of (i) or (ii) as follows:



      (i)  the Contract Value immediately following the Surrender; or



      (ii) the Benefit Amount immediately prior to the Surrender, less the amount of Surrender.



- Benefit Amount Limits. Your Benefit Amount cannot be less than $0 or more than $5 million. Any sums in excess of this ceiling will not be included for any benefits under The Hartford's Lifetime Income Builder.



If your automatic Benefit Amount increases have been suspended as a result of your declining an automatic Benefit Amount increase, you will have the option to elect the automatic Benefit Amount increase again 30 days prior to each Contract Anniversary at the then current charge. If you decide to elect the automatic Benefit Amount increase on a future Contract Anniversary, we will thereafter resume automatic Benefit Amount increases.



Since the Benefit Amount is a central source for both benefits under The Hartford's Lifetime Income Builder, taking withdrawals will ultimately lessen or eliminate the Guaranteed Minimum Death Benefit.



Please refer to the Examples included in Appendix VI for a more complete description of these effects.


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WITHDRAWAL BENEFIT



The following Section describes both BENEFIT PAYMENTS and LIFETIME BENEFIT PAYMENTS which together comprise the Withdrawal Benefit.



BENEFIT PAYMENTS



Under this option, Surrenders may be taken immediately as a Benefit Payment that is initially set equal to 5% annually of the initial Benefit Amount. The Benefit Payment is the amount guaranteed for withdrawal each Contract Year until the Benefit Amount is reduced to zero (even if the Contract Value is first reduced to zero). We support this guaranteed payment through our General Account which is subject to our claims paying ability and other liabilities as a company.



The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.



Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.



Whenever a Surrender is taken during any Contract Year, the Benefit Payment will be adjusted to equal the amount in either (A), (B) or (C) as follows:



  A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Benefit Payment, the Benefit Payment until the next Contract Anniversary is equal to the Benefit Payment immediately prior to the Surrender.



  B. If total Surrenders since the most recent Contract Anniversary exceed the Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.



  C. If total Surrenders since the most recent Contract Anniversary are more than the Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Benefit Payment will be re-calculated to equal the Benefit Amount immediately following the Surrender times 5%.



If you choose an amount less than the Benefit Payment in any Contract Year, the remaining annual Benefit Payment cannot be carried forward to the next Contract Year. You may elect to take Benefit Payments at any time provided that the Benefit Amount is greater than zero.



If you make a subsequent Premium Payment, the Benefit Payment will be re-calculated to equal 5% of the Benefit Amount immediately after the subsequent Premium Payment is made.



If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary, we will automatically re-calculate the Benefit Payment to the greater of the Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase times 5%.



If Surrenders are less than or equal to the Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the Contract under our minimum amount rules if the Benefit Amount is greater than zero. However, if the Benefit Amount is zero and the Contract Value remaining after any Surrender is also less than our minimum amount rules then in effect, we may terminate the Contract and pay you the Surrender Value.



LIFETIME BENEFIT PAYMENT



Under this option, Surrenders may be taken as a Lifetime Benefit Payment that is initially set equal to 5% annually of the Benefit Amount on the Contract Anniversary immediately following the oldest Owner's 60th birthday or 5% of the initial Benefit Amount if the oldest Owner is 60 or older at the rider's effective date. In other words, you may elect to go from Benefit Payments to Lifetime Benefit Payments once the oldest Contract Owner turns 60 provided that your Contract Value at the time of election is greater than zero. The Lifetime Benefit Payment is the amount guaranteed to be available for withdrawal each Contract Year until the first death of any Owner (even if the Contract Value is reduced to zero). We support this payment through our General Account which is subject to our claims paying ability and other liabilities as a company.



Lifetime Benefit Payments can be divided up and taken on any payment schedule that you request.



Lifetime Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Lifetime Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Lifetime Benefit Payment, include any applicable Contingent Deferred Sales Charge.



Whenever a Surrender is taken after the Contract Anniversary immediately following the oldest Owner's 60th Birthday, the Lifetime Benefit Payment will be equal to the amount determined in either (A), (B) or (C) as follows:



  A. If total Surrenders since the most recent Contract Anniversary are equal to or less than the Lifetime Benefit Payment, the Lifetime Benefit Payment is equal to the Lifetime Benefit Payment immediately prior to the Surrender.



  B. If total Surrenders since the most recent Contract Anniversary exceed the Lifetime Benefit Payment as a result of enrollment in our Automatic Income Program to satisfy Required Minimum Distributions, the provisions of (A) will apply.



  C. If total Surrenders since the most recent Contract Anniversary are more than the Lifetime Benefit Payment and the Required Minimum Distribution exception in (B) does not apply, the Lifetime Benefit Payments will be


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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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     re-calculated to equal the Benefit Amount immediately following the partial
      Surrender times 5%.



If you choose an amount less than the Lifetime Benefit Payment in any Contract Year, the remaining annual Lifetime Benefit Payment cannot be carried forward to the next Contract Year.



Lifetime Benefit Payments will be available until the first death of any Contract Owner. If the Contract Value is reduced to zero, Lifetime Benefit Payments will automatically continue under The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout.



If you make a subsequent Premium Payment after the Contract Anniversary immediately following the oldest Owner's 60th birthday, the Lifetime Benefit Payment will be re-calculated on the next Contract Anniversary to equal 5% of the Benefit Amount after the subsequent Premium Payment is made.



If Surrenders are not taken prior to the Contract Anniversary immediately following the oldest Contract Owner's 60th birthday, the Lifetime Benefit Payment will equal the Benefit Payment. If Surrenders are taken prior to the Contract Anniversary immediately following the oldest Contract Owner's 60th birthday, the Lifetime Benefit Payment may be less than the Benefit Payment.



If there is an increase in the Benefit Amount due to an automatic Benefit Amount increase on any Contract Anniversary after the oldest Owner's 60th birthday, we will automatically re-calculate the Lifetime Benefit Payment to equal the greater of the Lifetime Benefit Payment immediately prior to the increase or the Benefit Amount immediately after the increase times 5%.



If a Surrender is less than or equal to the Lifetime Benefit Payment but results in the Contract Value remaining after such Surrender to be less than our minimum amount rules then in effect, we will not terminate the contract under our minimum amount rules. However, if the Contract Value remaining after any Surrender is less than our minimum amount rules then in effect and the Benefit Amount and your Lifetime Benefit Payments have been reduced to zero, we may terminate the contract and pay the Surrender Value.



Please refer to the Examples included in Appendix VI for a more complete description of these effects.



SURRENDERING YOUR CONTRACT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER



You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value at the time you request this Surrender with any applicable charges deducted and not the Benefit Amount, Lifetime Benefit Payment or the Benefit Payment amount you would have received under The Hartford's Lifetime Income Builder.



If you still have a Benefit Amount or Lifetime Benefit Payment Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, we will issue a payout annuity. If the Contract Owner is a natural person we will treat the Contract Owner(s) as the Annuitant(s) for purposes of this annuity. If there is more than one Annuitant, the annuity will be on a first-to-die basis (joint and 0% survivor annuity). You may elect to have the Benefit Amount or Lifetime Benefit Payment paid to you under either The Hartford's Lifetime Income Builder Fixed Period Certain Payout or The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout Option described in the Annuity Payout Section. The election is irrevocable. You may elect to defer the Annuity Commencement Date until you are eligible for The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout, described below.



GUARANTEED MINIMUM DEATH BENEFIT PROVISION



The Hartford's Lifetime Income Builder includes a Guaranteed Minimum Death Benefit ("GMDB") that replaces the standard Premium Security Death Benefit described in this prospectus. This Death Benefit guarantees that we will pay to the Beneficiary the greater of the Benefit Amount or the Contract Value (as long as the Contract Value is greater than zero) as of the date due proof of death is received by us. IF THE CONTRACT VALUE IS ZERO AS OF THE DATE THAT DUE PROOF OF DEATH IS RECEIVED BY US, THERE WILL BE NO DEATH BENEFIT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER.



OWNERSHIP CHANGE



We reserve the right to approve all ownership changes. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under The Hartford's Lifetime Income Builder so long as the change in ownership does not affect the life on which the Contract is based and does not result in a change in the tax identification number under the Contract.



Any ownership change made prior to the first Contract Anniversary will have no impact on The Hartford's Lifetime Income Builder rider or the benefits thereunder as long as the new Owner(s) and Annuitant are less than age 76 at the time of the change.



An ownership change after the first Contract Anniversary that causes a re-calculation in the benefits as long as the oldest Owner(s) or Annuitant after the change are less than age 76 at the time of the change will automatically result in either (A) or (B):



  (A) If The Hartford's Lifetime Income Builder rider is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate. The charge will discontinue.



  (B) If The Hartford's Lifetime Income Builder rider is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount will be re-calculated to the lesser of the Contract Value or the Benefit Amount on the date of the change. The Benefit Payment and Lifetime Benefit Payment will be re-calculated on the date of the change.



If the oldest Owner(s) or Annuitant is age 76 or greater at the time of an ownership change, The Hartford's Lifetime Income


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Builder rider will continue with respect to the Guaranteed Minimum Death Benefit only and the Withdrawal Benefit will terminate. The Guaranteed Minimum Death Benefit will be modified to equal Contract Value only. The Hartford's Lifetime Income Builder charge will terminate.



In addition, we reserve the right to limit the Sub-Accounts into which you may allocate your Contract Value on and after the ownership change effective date. We may prohibit investment in any Sub-Account, require you to allocate your Contract Value according to an asset allocation model or to allocate your Contract Value to a fund-of-funds Sub-Account. If you violate the restrictions, then the rider, its benefits and its charges will terminate.



SPOUSAL CONTRACT CONTINUATION



If the Contract Owner dies and the Beneficiary is the deceased Contract Owner's spouse at the time of death, the spouse may continue the Contract, and we will adjust the Contract Value to the Death Benefit value (the greater of the Death Benefit and the Benefit Amount).



If the spouse elects to continue the Contract and is less than age 76 at the time of the continuation, then either (A) or (B) will automatically apply:



  (A) If The Hartford's Lifetime Income Builder is not currently available for sale, we will continue the existing The Hartford's Lifetime Income Builder for the GMDB only and the Withdrawal Benefit will terminate. The charge will discontinue.



  (B) If The Hartford's Lifetime Income Builder is currently available for sale, we will continue the existing rider with respect to all benefits at the current charge. The Benefit Amount and Maximum Contract Value will be re-calculated to the Contract Value on the continuation date. The Benefit Payments and Lifetime Benefit Payments will be re-calculated on the continuation date.



If the spouse elects to continue the Contract and is age 76 or greater at the time of the continuation, The Hartford's Lifetime Income Builder will continue with respect to the Guaranteed Minimum Death Benefit only and the Withdrawal Benefit will terminate. The Guaranteed Minimum Death Benefit will be modified to equal Contract Value only. The Hartford's Lifetime Income Builder charge will terminate.



ANNUITY COMMENCEMENT DATE



If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, the Contract must be annuitized unless we and the Owner(s) agree to extend the Annuity Commencement Date. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under The Hartford's Lifetime Income Builder rules applicable when the Contract Value equals zero.



OTHER INFORMATION



The Hartford's Lifetime Income Builder may not be available in all states or through all broker-dealer firms.



For purposes of determining the Benefit Amount under The Hartford's Lifetime Income Builder, we reserve the right to treat one or more Contracts issued by us to you with The Hartford's Lifetime Income Builder in the same calendar year as one Contract. Accordingly, if we elect to aggregate Contracts, we will change the period over which we measure withdrawals against the Benefit Payment.



The Hartford's Lifetime Income Builder may not be appropriate for all investors. Several factors, among others, should be considered:



- Inasmuch as these benefits are bundled and interdependent upon one another, there is a risk that you may ultimately pay for benefits that you may never get to use. For instance, if you deplete your Benefit Amount through Surrenders, whether voluntarily or as a result of Required Minimum Distributions, you will reduce your Death Benefit. IF THE CONTRACT VALUE IS ZERO AS OF THE DATE THAT DUE PROOF OF DEATH IS RECEIVED BY US, THERE WILL BE NO DEATH BENEFIT UNDER THE HARTFORD'S LIFETIME INCOME BUILDER RIDER.



- Inasmuch as Withdrawal Benefits may reduce or eliminate the GMDB, electing The Hartford's Lifetime Income Builder rider as part of an investment program involving an IRA may not make sense unless, for instance, other features of this Contract such as Withdrawal Benefits and access to underlying Funds, outweigh the absence of additional tax advantages from a variable annuity.



- Purchasing The Hartford's Lifetime Income Builder rider is a one time only event and cannot be undone later. If you elect The Hartford's Lifetime Income Builder youwill also forfeit other benefits such as The Hartford's Principal First and The Hartford's Principal First Preferred. A comparison table is provided below for ease of reference.



- Withdrawals are taxable as ordinary income to the extent of earnings and may also be subject to a 10% federal income tax penalty. Such withdrawals may have state income tax implications.



- Spouses who are not a Joint Owner may find continuation of this rider to be unavailable or unattractive after the death of the Contract Owner-spouse. Continuation of all of the options available in The Hartford's Lifetime Income Builder is dependent upon its availability at the time of death of the first Contract Owner-spouse and will be subject to then prevailing charges.



- Certain ownership changes may result in a reduction of benefits.



- We may not allow assignments under The Hartford's Lifetime Income Builder.


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- Finally, we may increase the charge for this rider on or after the fifth
  Contract Anniversary or five years since your last increase notification.



For examples on how The Hartford's Lifetime Income Builder is calculated, please see Appendix VI.



F. SURRENDERS


WHAT KINDS OF SURRENDERS ARE AVAILABLE?


Full Surrenders before the Annuity Commencement Date -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges, a pro-rated portion of The Hartford's Lifetime Income Builder Charge, if applicable and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.


Partial Surrenders before the Annuity Commencement Date -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

Full Surrenders after the Annuity Commencement Date -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

Partial Surrenders after the Annuity Commencement Date -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.


If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.



These options may not be available if the contract is issued to qualify under
Section 401, 403, 408, or 457 of the Internal Revenue Code of 1986, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.


Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

Written Requests -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.


Telephone Requests -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you


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authorize us to accept telephone instructions for partial Surrenders from either
Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone Surrenders, please call us with any questions.


We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

Prior to age 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

More than one Contract issued in the same calendar year -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

Internal Revenue Code section 403(b) annuities -- As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see the "Federal Tax Considerations" section for more information.


G. ANNUITY PAYOUTS


This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.


WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?


You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.


WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?



Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Lifetime Income Builder Fixed Period Certain Payout Option and The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain Payout Option are available only to Contract Owners who elect The Hartford's Lifetime Income Builder rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.


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LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION


If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


THE HARTFORD'S PRINCIPAL FIRST PREFERRED PAYOUT OPTION


If you elect The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Preferred Payout Option, we will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.


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The Hartford's Lifetime Income Builder Fixed Period Certain Payout -- If your
Contract Value goes to zero, you are entitled to receive payments in a fixed dollar amount for a stated number of years. The actual number of years that payments will be made is determined by dividing the Benefit Amount by the Benefit Payment.



The total amount payable under this option will equal the Benefit Amount. This annualized amount will be paid over the determined number of years in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequently than annually. The amount payable in the final year of payments may be less than the prior year's annual amount payable so that the total amount of the payouts will be equal to the Benefit Amount. If, at the death of any Annuitant, payments have been made for less than the stated number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments.



The Hartford's Lifetime Income Builder Fixed Lifetime and Period Certain
Payout -- If your Contract Value goes to zero and the Owner(s) are alive and age 60 or older, you are entitled to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years. The minimum number of years that payments will be made is determined on the calculation date by dividing the Benefit Amount by the Lifetime Benefit Payment. The total minimum amount payable under this option will equal the Benefit Amount. This Lifetime Benefit Payment amount will be paid over the greater of the minimum number of years, or until the death of any Annuitant, in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequently than annually. If, at the death of any Annuitant, payments have been made for less than the minimum number of years, the remaining scheduled payments will be made to the Beneficiary as scheduled payments.


IMPORTANT INFORMATION:

YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

Automatic Annuity Payouts -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.


HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?


In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.


WHAT IS THE ASSUMED INVESTMENT RETURN?


The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.


Subject to the approval of your State, you can select one of three AIRs described in the Highlights section. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.


For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.


DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?


You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

Fixed Dollar Amount Annuity Payouts -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

Variable Dollar Amount Annuity Payouts -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.


The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.



ASSUMED INVESTMENT RETURNS ("AIR") -- The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.



        ANNUITY             ANNUITY             ANNUITY
         UNIT                UNIT                UNIT
AIR     FACTOR      AIR     FACTOR      AIR     FACTOR
--------------------------------------------------------
3%     0.999919%    5%     0.999866%    6%     0.999840%
--------------------------------------------------------


Combination Annuity Payout -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.


Transfer of Annuity Units -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under section 5.


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KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST, THE HARTFORD'S PRINCIPAL
FIRST PREFERRED AND THE HARTFORD'S LIFETIME INCOME BUILDER


                                                                    THE HARTFORD'S PRINCIPAL FIRST
      FEATURES              THE HARTFORD'S PRINCIPAL FIRST                    PREFERRED
-----------------------------------------------------------------------------------------------------
Charge                   0.50% of Sub-Account Value              0.20% of Sub-Account Value
-------------------------------------------------------------    ------------------------------------
Benefit Payment          7% of Benefit Amount                    5% of Benefit Amount
-------------------------------------------------------------    ------------------------------------
Revocability             - Irrevocable                           - Revocable anytime after the 5th
                                                                 Contract Year or the 5th Anniversary
                                                                 of the date you added The Hartford's
                                                                 Principal First Preferred to your
                                                                 Contract
                                                                 - Charge will terminate if The
                         - Charge continues to be deducted         Hartford's Principal First
                           until we begin to make annuity          Preferred is cancelled
                           payouts
-------------------------------------------------------------    ------------------------------------
Step Up                  - After the 5th Contract Year, every    - Not Available
                           five years thereafter, optional
-------------------------------------------------------------    ------------------------------------
Lifetime Benefit         - Not Available                         - Not Available
Payments
-------------------------------------------------------------    ------------------------------------
Death Benefit            - Premium Security or Asset             - Premium Security or Asset
                           Protection Death Benefit                Protection Death Benefit
-------------------------------------------------------------    ------------------------------------
Maximum Issue Age        - Non-Qualified & Roth IRA -- same      - Non-Qualified & Roth IRA -- same
                           as maximum Contract issue age*          as maximum Contract issue age*
                         - IRA/Qualified -- Age 80.              - IRA/Qualified -- Age 70.
-------------------------------------------------------------    ------------------------------------
Investment               - None                                  - You are not permitted to transfer
Restrictions                                                       more than 10% of your Contract
                                                                   Value as of your last Contract
                                                                   Anniversary between certain
                                                                   investment options. This
                                                                   restriction is not currently
                                                                   enforced
-------------------------------------------------------------    ------------------------------------
Spousal Continuation     - Available                             - Available
-------------------------------------------------------------    ------------------------------------

                          THE HARTFORD'S LIFETIME INCOME
      FEATURES                       BUILDER
---------------------
Charge                 0.40% of the Benefit Amount
---------------------  ------------------------------------
Benefit Payment        5% of Benefit Amount
---------------------  ------------------------------------
Revocability           - Irrevocable
                       - Charge continues to be deducted
                         until we begin to make Annuity
                         Payouts
---------------------  ------------------------------------
Step Up                - Annual, automatically calculated,
                         unless opted out
---------------------  ------------------------------------
Lifetime Benefit       - Available
Payments
---------------------  ------------------------------------
Death Benefit          - The Hartford's Lifetime Income
                         Builder Guaranteed Minimum Death
                         Benefit
---------------------  ------------------------------------
Maximum Issue Age      - Age 75
---------------------  ------------------------------------
Investment             - None, unless approved ownership
Restrictions             change.
---------------------  ------------------------------------
Spousal Continuation   - Available
---------------------  ------------------------------------



* For more information on the maximum Contract issue age please see the Section "How do I purchase the Contract?"



H. OTHER PROGRAMS AVAILABLE


We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program or fund closure, will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these Programs.


Dollar Cost Averaging Plus ("DCA Plus") Programs -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.



The pre-authorized transfers will begin within 15 days of receipt of the Program Payment provided we receive complete enrollment instructions. If we do not receive complete Program


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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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enrollment instructions within 15 days of receipt of the initial Program
Payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program Payment to you for further instruction. If your Program Payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.



Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.



All Program Payments, including any subsequent Program Payment, must meet the Program minimum. Any subsequent Program Payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program Payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program Payments to the same Sub-Accounts.



The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets. Continuous or periodic investment programs neither insure a profit nor protect against a loss in declining markets. Because this program involves continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.



We may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time. We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.



You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.



We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program. However, if an underlying fund closes to new Premium Payments and subsequent Premium Payments, it may also be closed to all Dollar Cost Averaging programs including the DCA Plus Program. In the event of a fund closure, We will contact you to determine your instructions as to future Program allocations. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.



Other Dollar Cost Averaging Programs -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.



Continuous or periodic investment programs neither insure a profit nor protect against a loss in declining markets. Because this program involves continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.


InvestEase Program -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

Automatic Income Program -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

Asset Allocation Program -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static

                                                                              45
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.


Asset Rebalancing -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.



6. DEFINITIONS



Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:



ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.



ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.



ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.



ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.



ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.



ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.



ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.



ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.



ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.



ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.



ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.



ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.



ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.



BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner, joint Contract Owner or Annuitant.



BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First, The Hartford's Principal First Preferred and The Hartford's Lifetime Income Builder.



BENEFIT PAYMENT: The maximum guaranteed Payment that may be withdrawn each Contract Year under The Hartford's Principal First, The Hartford's Principal First Preferred or The Hartford's Lifetime Income Builder.



CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.



CODE: The Internal Revenue Code of 1986, as amended.



COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.



CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitants death.



CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.



CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

46
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.



CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.



CONTRACT VALUE: The total value of the Accounts on any Valuation Day.



CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.



DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.



DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.



FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.



GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.



THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First in any Contract Year is 7% of the guaranteed amount.



THE HARTFORD'S PRINCIPAL FIRST PREFERRED: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First Preferred in any Contract Year is 5% of the guaranteed amount.



JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.



LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year until the first death of the any natural Owner (or Annuitant if a non-natural Owner), under The Hartford's Lifetime Income Builder The Lifetime Benefit Payment is available at the Contract Anniversary on or after the oldest Owner's 60th birthday.



MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.



MAXIMUM CONTRACT VALUE: Under The Hartford's Lifetime Income Builder, the greatest of: (i) the Contract Value on the rider issue date, plus Premium Payments received after such date or (ii) the Contract Value on each subsequent Contract Anniversary, excluding the current Contract Anniversary, plus Premium Payments received after such Contract Anniversary date.



NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.



1933 ACT: The Securities Act of 1933, as amended.



1934 ACT: The Securities Exchange Act of 1934, as amended.



1940 ACT: The Investment Company Act of 1940, as amended.



NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.



PAYEE: The person or party you designate to receive Annuity Payouts.



PREMIUM PAYMENT: Money sent to us to be invested in your Contract.



PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.



REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.



SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.



SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.



SURRENDER: A complete or partial withdrawal from your Contract.



SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.



THE HARTFORD'S LIFETIME INCOME BUILDER: An option that can be added for an additional charge that provides a minimum withdrawal benefit and a minimum Death Benefit. This benefit is called the Unified Benefit Design in your Contract.

                                                                              47
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.



VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.



WE, US OR OUR: Hartford Life and Annuity Insurance Company.



7. OTHER INFORMATION



ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract. If you elect The Hartford's Lifetime Income Builder, the benefits thereunder cannot be assigned.



A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law. Please consult a qualified tax adviser before assigning your Contract.


CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are Registered Representatives of Broker-Dealers that have entered into distribution agreements with HSD.


Upfront commissions paid by Hartford will not be more than 7% of Premium Payments. Trail commissions will not be more than 1% of Contract Value. From time to time Hartford may also pay or permit other promotional incentives, in cash or credit or other compensation.


Additional Compensation to Broker-Dealers, Financial Institutions and Other Persons ("Financial Intermediaries") -- In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and 12b-1 fees, the distributor or its affiliates pay, out of their own assets, significant additional compensation ("Additional Payments") to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the variable annuity contracts ("Contracts") based on a number of factors. While this additional compensation is not paid directly by you, it could or might be assumed to have impact on recommendations made by these Financial Intermediaries.


With the exception of certain compensation arrangements discussed herein, and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets I.E., assets held over one year) and on sales of the Contracts attributable to a particular Financial Intermediary, may, but are normally not expected to, exceed, in the aggregate 0.12% of the average net assets of the Contracts attributable to a particular Financial Intermediary. A listing of Financial Intermediaries to whom the distributor makes such Additional Payments is provided below. Separate Additional Payments may also be made in connection with the sale and distribution of the Contracts in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail below. With the exception of certain Negotiated Additional Amounts specifically discussed herein, payments of Negotiated Additional Amounts did not exceed $12 million per Financial Intermediary for the calendar year ended December 31, 2004. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one Contract over another Contract. Please consult your Financial Intermediary for more information.

Distribution Arrangements -- Contracts issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively "Hartford Life") are continuously offered and sold by selected broker-dealers who have selling agreements with Hartford Life. Except as discussed below, Hartford Life bears all the expenses of providing services pursuant to Contracts including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature.

In addition to the commissions described herein, Hartford Life and its affiliates pay, out of their own assets, Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts. Certain Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses. Such Additional Payments are generally made for the placement

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of the Contracts on a Financial Intermediary's list of annuity products available for purchase by its customers. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the annuity products and payments for providing training and information relating to the annuity product and (2) "marketing support" fees for providing assistance in promoting the sale of the annuity product. (Negotiated Additional Amounts). Subject to NASD regulations, Hartford Life and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of the Contracts, as well as sponsor various annuity product educational programs, sales contests and/or promotions in which Financial Intermediaries that participate may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. Hartford Life and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for the Contracts or the amount that a registered representative will receive from such sale. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one annuity product over another annuity product. Please consult your Financial Intermediary for more information.

As of December 31, 2004 Hartford Life has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses to A.G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, AMSouth Investment Services, Inc., Bancwest Investment Services, Inc., Cadaret Grant & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Cuso Financial Services, L.P., Duerr Financial Corporation, Edward D. Jones & Co., L.P., FFP Securities, Inc., Fifth Third Securities, First Citizens Investor Services, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., Heim & Young Securities, The Huntington Investment Company, Infinex Financial Group, ING Advisors Network, Investacorp, Inc., Investment Professionals, Inc., James T. Borello & Co., Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., Legg Mason Wood Walker, Incorporated, Lincoln Financial, Linsco/Private Ledger Corp., M&T Securities, Merrill Lynch Pierce Fenner & Smith, First Montauk Securities Corp., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Incorporated, Mutual Service Corporation, National Planning Holding, NEXT Financial Group, Inc., NFP Securities, Inc., Parker/Hunter Incorporated, Pension Planners, PFIC Securities Corporation, Piper Jaffray & Co., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James Financial Services, RBC Dain Rauscher Inc., Securities America, Inc., Sigma Financial Corporation, Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, TFS Securities, Inc., The Investment Center, Inc., Triad Advisors, Inc., UBS Financial Services, Inc., Uvest Financial Services Group Inc., Wachovia Securities, LLC., Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WM Financial Services, Inc., Woodbury Financial Services, Inc., XCU Capital Corporation, Inc. Hartford Life may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts are negotiated based on a range of qualitative factors, including, but not limited to, access and opportunity to provide product education and training, assistance with the development and implementation of joint marketing and business plans, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.

For the fiscal year ended December 31, 2004, Hartford Life or its affiliates paid approximately $50 million in total Additional Payments, including Negotiated Additional Amounts to Financial Intermediaries.


The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a Registered Representative. In such case, we will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and Registered Representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.


LEGAL MATTERS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has


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received requests for information and subpoenas from the Securities and Exchange
Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments
Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. In February 2005, The Hartford agreed in principle with the Boards of Directors of the funds to indemnify the funds for any material harmed caused to the funds from frequent trading by these owners. The specific terms of the indemnification have not been determined. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.



To date, neither the SEC's and New York Attorney General's market timing investigation nor the SEC's directed brokerage investigation has resulted in either regulator initiating any formal action against The Hartford. However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The potential timing of any such action is difficult to predict. Based on The Hartford's discussions with the SEC and the New York Attorney General's Office and its own analysis, Hartford Life, Inc. ("Hartford Life"), an indirect subsidiary of The Hartford, recorded a charge of $66 million to establish a reserve for these matters during the first quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the timing and outcome of any payments relating to these types of regulatory investigations, as well as the tax-deductibility, if any, and any potential deferred acquisition cost effects (though no deferred acquisition cost effects are included in this estimate) that may be applicable, it is possible that the ultimate cost to Hartford Life of these matters may exceed or be below the reserve amount, perhaps by a significant amount. It is reasonably possible that HLIC, an indirect subsidiary of Hartford Life, may ultimately be liable for all or a portion of the ultimate cost to Hartford Life. However, the ultimate liability of the Company, if any, is not reasonably estimable at this time.



The Hartford has received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. Additionally, The Hartford has received a subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in connection with these matters.



Also, The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. Further, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters. The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.


In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all

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fees which would otherwise apply and recovery of fees paid; an accounting of all
Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.
MORE INFORMATION


You may call your Registered Representative if you have any questions or write or call us at the address above.


FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.


STATE VARIATIONS



The following section describes modifications to this prospectus required by one or more state insurance departments:



- ALABAMA -- We will accept subsequent Premium Payments only during the first Contract Year.



- CALIFORNIA -- Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either: Elect the Senior Protection program, or elect to immediately allocate the initial Premium Payments to the other investment options.



Under the Senior Protection Program we will allocate your initial Premium Payment to the Hartford Money Market HLS Fund Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.



If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Hartford Money Market HLS Fund Sub-Account unless you direct otherwise.



You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account Value from the Hartford Money Market HLS Fund Sub-Account to another investment option.



When you terminate your participation in the Senior Protection Program:



- you may reallocate your Contract Value in the Program to other investment options; or



- we will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested.



- CONNECTICUT -- For Contracts issued in the state of Connecticut, there are no investment restrictions on the Sub-Accounts you may invest in while subject to The Hartford's Principal First Preferred benefit.



If you elect The Hartford's Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity Contracts issued by us or our affiliates to you equals or exceeds $100,000.



- OREGON -- If you purchase your Contract in Oregon, we will accept subsequent Premium Payments only during the first three Contract Years. Oregon Contract Owners may only sign up for DCA Plus Programs that are 6 months or longer.



- MASSACHUSETTS -- If you purchase your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitants 63rd birthday or the third Contract Anniversary, whichever is later.



- MINNESOTA AND WASHINGTON -- The MAV Plus Death Benefit is not available for Contracts issued in Washington or Minnesota. There is a different optional Death Benefit called the Maximum Anniversary Value Death Benefit for Contracts issued in Washington or Minnesota. The charge is 0.30% of average daily Sub-Account Value.



The optional Death Benefit is different for Contracts issued in Washington or Minnesota. We call this optional Death Benefit the "Maximum Anniversary Value Death Benefit."



There is an additional charge we deduct on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts for this benefit. You cannot choose this Death Benefit if you and/or your Annuitant are age 76 or older on the issue date. You can only choose this Death Benefit at the time of issue.



The Maximum Anniversary Value Death Benefit is described below. It is the greatest of:



- Your Contract Value on the date we receive proof of death;



- Total Premium Payments adjusted for any partial Surrenders; or



- Your Maximum Anniversary Value.


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- SOUTH CAROLINA AND WASHINGTON -- We do not deduct an Annual Maintenance Fee for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.



- NEW JERSEY, OKLAHOMA AND OREGON -- AIRS ARE THE FOLLOWING: 3% AND 5%.



- MASSACHUSETTS AND NEW JERSEY: THE NURSING HOME WAIVER IS NOT APPROVED.



8. FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to the Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

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- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "owner" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of an "owner." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "owner." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

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 iii. Generally, nonperiodic amounts received or deemed received after the
      Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as

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      under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

    g. ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered intofor tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

    h. PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of

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ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING


The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:



    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution.



    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.



Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.


E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.


G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the

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payment of any amount from the Contract, or the transfer of any interest in the
Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code
Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code
Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or
Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

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GENERAL INFORMATION
--------------------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------------------
    Experts
--------------------------------------------------------------------
    Non-Participating
--------------------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------------------
    Additional Materials
--------------------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/ OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")



In addition to "traditional" IRAs governed by Code Sections 408(a) and
(b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A , SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code
Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or
457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



TRADITIONAL IRAS Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code
Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated


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below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SEP IRAS Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



SIMPLE IRAS The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code
Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



[A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



We currently do not serve as the Designated Financial Institution for any employer's SIMPLE Plan. Accordingly, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan, and if you choose, arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.]



ROTH IRAS Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the amount held in the converted Traditional IRA to federal income tax. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(K) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described


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below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(B) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $40,000) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



    a.  after the employee reaches age 59 1/2;



    b.  upon the employee's separation from service;



    c.  upon the employee's death or disability; or



    d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a
Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type


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of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



A. PENALTY TAXES ON PREMATURE DISTRIBUTIONS Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



- made to a beneficiary (or to the employee's estate) on or after the employee's death;



- attributable to the employee's becoming disabled under Code Section 72(m)(7);



- part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



- (except for IRAs) made to an employee after separation from service after reaching age 55; or



- not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



- made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



- for a qualified first-time home buyer and meets the requirements of Code
  Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied RETROACTIVELY TO ALL THE PRIOR PERIODIC PAYMENTS (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and
(b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



B. RMDS AND 50% PENALTY TAX If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2, or



- (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth


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IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either:



    a.  an RMD amount;



    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



    c.  any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct


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rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a
"direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.


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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

PREMIUM SECURITY DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $106,000.

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- Total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000]

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903]; the lesser
  (a) and (b) is $106,000.

The Premium Security Death Benefit is the greatest of these three values, which is $117,403.

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Security Death Benefit, because You and Your Annuitant were both no older than age 80 on the issue date,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF PREMIUM SECURITY DEATH BENEFIT

To calculate the Premium Security Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- Total Premium Payments adjusted for any partial Surrenders [$57,857 (see below)]

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see below)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a)
  and (b) is $83,571.

The Premium Security Death Benefit is the greatest of these three values, which is $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $140,000 - $10,000 = $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

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ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit, because You and/or Your Annuitant were over age 80 on the issue date,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $106,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$117,403],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$100,000 - $8,000 = $92,000] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $92,000 = $140,403]; the lesser of (a) and (b) is $92,000.

- The lesser of (a) Your Maximum Anniversary Value [$106,000] and (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$117,403 + 25% x $106,000 = $143,903]; the lesser
  (a) and (b) is $106,000.

The Asset Protection Death Benefit is the greatest of these three values, which is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit because You and/or Your Annuitant were over age 80 on the issue date,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we receive proof of Death, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below)).

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we receive proof of Death [$120,000],

- The lesser of (a) total Premium Payments adjusted for any partial Surrenders [$57,857 (see Example 1 under Premium Security Death Benefit)] or (b) Your Contract Value on the day we calculate the Death Benefit, plus 25% of Your total Premium Payments adjusted for any partial Surrenders and excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% x $57,857 = $134,464]; the lesser (a) and (b) is $57,857.

- The lesser of (a) Your Maximum Anniversary Value [$83,571 (see Example 1 under Premium Security Death Benefit)] and (b) Your Contract Value on the day we receive proof of Death plus 25% of Your Maximum Anniversary Value excluding any subsequent Premium Payments we receive within 12 months of death [$120,000 + 25% (83,571) = $140,893]; the lesser (a) and (b) is $83,571.

The Asset Protection Death Benefit is the greatest of these three values, which is $120,000.

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MAV PLUS DEATH BENEFIT WITH PREMIUM SECURITY DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we receive proof of Death, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $106,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Premium Security Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$109,273 - $100,000
  - $0 + $0 = $9,273]

Since the Contract gain at the time of partial Surrender [$9,273]exceeds the partial Surrender [$8,000], there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the day we receive proof of Death [$117,403],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

- Add any adjustments for partial Surrenders [$0],

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

PREMIUM SECURITY DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Premium Security Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Premium Security Death Benefit for details of calculation.)

MAV PLUS DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes the Contract Value on the date we receive proof of death and adds 40% of gain [$117,403 + 40% (17,403)] which totals $124,364. This is the greatest of the four values compared, and so is the death benefit.

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EXAMPLE 2

Assume that:

- You elected the MAV Plus Death Benefit when you purchased your Contract with the Premium Security Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $83,571 (based on an adjustment to an anniversary value that was $140,000 before the partial Surrender (see below))

- On the day we receive proof of Death, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- We determine Contract gain by subtracting the Contract Value on the date you added the MAV Plus Death Benefit from the Contract Value immediately before the partial surrender, then deduct any premium payments and add any adjustments for partial Surrenders made during that time [$150,000 - $100,000
  - $0 + $0 = $50,000]

Since the partial Surrender [$60,000] exceeds the Contract gain at the time of partial Surrender [$50,000], the adjustment for the partial Surrender is the difference, or $10,000.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the day we receive proof of Death [$120,000],

- Subtract the Contract Value on the date the MAV Plus Death Benefit was added to your Contract [$100,000],

- Add any adjustments for partial Surrenders [$10,000],

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV Plus Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date excluding Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $140,000 - $10,000 = $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 - $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of Contract gain on the day we receive proof of death $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death. Therefore, the Earnings Protection Benefit is [40% ($30,000) + $120,000], which equals $132,000.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX IV-- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX V -- ACCUMULATION UNIT VALUES

There is no information available for the Sub-Accounts because as of December 31, 2004, the Sub-Accounts had not commenced operations.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX VI -- THE HARTFORD'S LIFETIME INCOME BUILDER -- EXAMPLES



FOR ALL EXAMPLES YOUR GUARANTEED MINIMUM DEATH IS THE GREATER OF THE BENEFIT AMOUNT AND THE CONTRACT VALUE ON THE DATE OF DUE PROOF OF DEATH.



EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S LIFETIME INCOME BUILDER WHEN YOU PURCHASE YOUR CONTRACT, YOU ARE YOUNGER THAN AGE 60, AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.



- Your Benefit Amount is $100,000, which is your initial Premium Payment.



- Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.



- Your Lifetime Benefit Payment is not calculated. The Lifetime Benefit Payment will be set equal to the Benefit Amount on the Contract Anniversary immediately following the Oldest Owner's 60th birthday.



EXAMPLE 2: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU MAKE NO ADDITIONAL PREMIUM PAYMENTS AND TAKE NO WITHDRAWALS DURING THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $105,000.



- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value (105,000) divided by the Maximum Contract Value (100,000), less 1 subject to a minimum of 0% and a maximum of 10%.
    - (105,000 / 100,000) -1 = .05 = 5%



- Your Benefit Amount is $105,000, which is your previous Benefit Amount multiplied by the automatic Benefit Amount increase.



- Your Benefit Payment is $5,250, which is 5% of your Benefit Amount.



- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.
    - $105,000 * .004 = $420, this amount is deducted from the Contract Value.



EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. ALSO ASSUME THAT YOU TAKE A $1,000 PARTIAL SURRENDER IN THE FIRST CONTRACT YEAR AND THAT THE CONTRACT VALUE ON YOUR FIRST ANNIVERSARY IS $95,000.



- Your initial Benefit Amount is $100,000.



- Your Benefit Payment is $5,000.



- After the partial Surrender of $1,000, your Benefit Amount is $99,000.



- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.



- At the anniversary, we calculate the automatic Benefit Amount Increase. The ratio is the Contract Value (95,000) divided by the Maximum Contract Value (100,000), less 1 subject to a minimum of 0% and a maximum of 10%.
    - (95,000 / 100,000) -1 = -.05 subject to the minimum of 0%



- Your Benefit Amount is $99,000, which is your previous Benefit Amount since the automatic Benefit Amount increase was 0%.



- Your Benefit Payment will remain at $5,000. Because your Benefit Amount did not increase because of the automatic Benefit Amount increase provision on the anniversary, the Benefit Payment will not increase. And because the remaining Benefit Amount ($99,000) is not less than the Benefit Payment immediately prior to the anniversary, the Benefit Payment will not be reduced.



- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.
    - $99,000 * .004 = $396, this amount is deducted from the Contract Value.



EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 3. ASSUME THAT AN ADDITIONAL PREMIUM PAYMENT OF $20,000 IS MADE IN CONTRACT YEAR 2 AND THAT, JUST PRIOR TO THE PAYMENT, THE CONTRACT VALUE WAS $96,000.



- At the beginning of Contract Year 2, your initial Benefit Amount is $99,000.



- Your Benefit Payment is $5,000.



- Your Benefit Amount after the premium payment is $119,000.



- Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 4. ASSUME THAT ON THE FOLLOWING
ANNIVERSARY (THE END OF CONTRACT YEAR 2) THE CONTRACT VALUE IS $118,000 AND THAT NO WITHDRAWALS WERE TAKEN IN CONTRACT YEAR 2.



- After Premium Payment, your Benefit Amount is $119,000.



- Your Benefit Payment is $5,950.



- At the anniversary, we calculate the automatic Benefit Amount increase. The ratio is the Contract Value (118,000) divided by the Maximum Contract Value (120,000), less 1 subject to a minimum of 0% and a maximum of 10%.
    - (118,000 / 120,000) -1 = -.01667 subject to a minimum of 0%



- Your Benefit Amount is $119,000, which is your previous Benefit Amount since the automatic Benefit Amount increase is 0%.



- Your Benefit Payment is $5,950, which is 5% of your Benefit Amount.



- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.
    - $119,000 * .004 = $476, this amount is deducted from the Contract Value.



EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 5. ASSUME THAT IN THE THIRD CONTRACT YEAR, A $35,000 PARTIAL SURRENDER IS TAKEN. THE PARTIAL SURRENDER INCLUDES CDSC. THE WITHDRAWAL LOWERED THE CONTRACT VALUE FROM $115,000 TO $80,000.



- At the beginning of Contract Year 3, your initial Benefit Amount is $119,000.



- Your Benefit Payment is $5,950.



- Since the total partial Surrender exceeds the Benefit Payment, the Benefit Amount is reset to the lesser of (i) or (ii) as follows
    - (i) the Contract Value immediately following the partial withdrawal:
80,000
    - (ii) the Benefit Amount prior to the partial Surrender, less the amount of the Surrender: 119,000 - 35,000 = 84,000



- Your new Benefit Amount is $80,000.



- Your new Benefit Payment is $4,000, which is 5% of the new Benefit Amount.



EXAMPLE 7: ASSUME THAT ON THE CONTRACT ANNIVERSARY IMMEDIATELY FOLLOWING THE OLDEST OWNER'S 60TH BIRTHDAY, THE CONTRACT VALUE IS $200,000.



- Your Benefit Amount after the automatic increase calculation is $200,000.



- Your Lifetime Benefit Payment is $10,000 which is 5% of your Benefit Amount



- The annual charge for The Hartford's Lifetime Income Builder is 40 bps of the Benefit Amount after the automatic increase calculation.
    - $200,000 * .004 = $800, this amount is deducted from the Contract Value.



EXAMPLE 8: ASSUME THE OWNER WITHDRAWS $9,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.



- Your Benefit Amount is $80,000 before the partial Surrender.



- Your Benefit Amount after the partial Surrender is $71,000, since the partial Surrender is less than your Benefit Payment.



- There is no change to the annual Benefit Payment since the partial Surrender is less than the Benefit Payment.



- Your Lifetime Benefit Payment will be reset to $3,550 which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.



EXAMPLE 9: ASSUME THE OWNER WITHDRAWS $12,000 WHEN, JUST PRIOR TO THE PARTIAL SURRENDER, THE BENEFIT PAYMENT IS $10,000; THE LIFETIME BENEFIT PAYMENT IS $7,000; THE BENEFIT AMOUNT $80,000 AND THE CONTRACT VALUE IS $85,000.



- Your Benefit Amount is $80,000 before the partial Surrender.



- Your Benefit Amount after the partial Surrender is $68,000.



- It is the lesser of Contract Value after the partial Surrender (73,000) and the Benefit Amount immediately prior the partial Surrender, less the partial Surrender amount ($68,000). This comparison is done because the partial Surrender is greater than your Benefit Payment.



- Your Benefit Amount will reset to $3,400, which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because the partial Surrender is greater than the annual Benefit Payment.



- Your Lifetime Benefit Payment will reset to $3,400, which is 5% of the Benefit Amount after the partial Surrender. This reset occurs because partial Surrender is greater that the annual Lifetime Benefit Payment.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series I of Wells Fargo Director M variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                       Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
                       SERIES I OF WELLS FARGO DIRECTOR M

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: November 1, 2005
Date of Statement of Additional Information: November 1, 2005


TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-2
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2005 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2004: $34,476,995; 2003: $34,140,574; and 2002: $29,496,173.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

There is no information available for the Sub-Accounts because as of December 31, 2004, the Sub-Accounts had not commenced operations.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Three (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Three as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --              --              --
      Class 1............       --              --              --
      Class II...........       --              --              --
      Class 2............     3,065,045        7,465,191      11,231,951
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............       --              --              --
                            ===========     ============    ============
    Cost:
      Class I............       --              --              --
      Class 1............       --              --              --
      Class II...........       --              --              --
      Class 2............   $42,440,664     $320,571,343    $343,582,556
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............       --              --              --
                            ===========     ============    ============
    Market Value:
      Class I............       --              --              --
      Class 1............       --              --              --
      Class II...........       --              --              --
      Class 2............   $52,810,730     $381,471,247    $411,538,690
      Class X............       --              --              --
      Class Y............       --              --              --
      Other..............       --              --              --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               174,097         126,320
  Receivable from fund
   shares sold...........           877         --              --
  Other assets...........            17         --                    37
                            -----------     ------------    ------------
  Total Assets...........    52,811,624      381,645,344     411,665,047
                            -----------     ------------    ------------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...           877         --              --
    Payable for fund
     shares purchased....       --               174,097         126,320
    Other liabilities....       --                    10        --
                            -----------     ------------    ------------
    Total Liabilities....           877          174,107         126,320
                            -----------     ------------    ------------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........   $52,810,747     $381,471,237    $411,538,727
                            ===========     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                           AMERICAN FUNDS                                                        TEMPLETON
                           AMERICAN FUNDS   GLOBAL SMALL                       FRANKLIN                         DEVELOPING
                           INTERNATIONAL   CAPITALIZATION  FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES       MARKETS
                                FUND            FUND          CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  ----------------  ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --              --              --              --                --               --
      Class 1............       --              --              --             6,074,434          --              1,988,637
      Class II...........       --              --              --              --                --               --
      Class 2............     5,255,482       1,844,590       2,667,818         --               8,919,964         --
      Class X............       --              --              --              --                --               --
      Class Y............       --              --              --              --                --               --
      Other..............       --              --              --              --                --               --
                            ===========     ===========     ===========      ===========      ============      ===========
    Cost:
      Class I............       --              --              --              --                --               --
      Class 1............       --              --              --           $69,058,254          --            $12,519,147
      Class II...........       --              --              --              --                --               --
      Class 2............   $69,600,405     $23,396,757     $43,486,796         --            $122,822,964         --
      Class X............       --              --              --              --                --               --
      Class Y............       --              --              --              --                --               --
      Other..............       --              --              --              --                --               --
                            ===========     ===========     ===========      ===========      ============      ===========
    Market Value:
      Class I............       --              --              --              --                --               --
      Class 1............       --              --              --           $78,481,681          --            $17,360,800
      Class II...........       --              --              --              --                --               --
      Class 2............   $82,984,055     $31,394,913     $51,835,697         --            $148,428,196         --
      Class X............       --              --              --              --                --               --
      Class Y............       --              --              --              --                --               --
      Other..............       --              --              --              --                --               --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        87,251           3,876          31,464           28,968           197,733         --
  Receivable from fund
   shares sold...........       --              --              --              --                --                    327
  Other assets...........       --              --              --                    15          --               --
                            -----------     -----------     -----------      -----------      ------------      -----------
  Total Assets...........    83,071,306      31,398,789      51,867,161       78,510,664       148,625,929       17,361,127
                            -----------     -----------     -----------      -----------      ------------      -----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...       --              --              --              --                --                    327
    Payable for fund
     shares purchased....        87,252           3,876          31,464           28,968           197,733         --
    Other liabilities....       --                    7         --              --                --               --
                            -----------     -----------     -----------      -----------      ------------      -----------
    Total Liabilities....        87,252           3,883          31,464           28,968           197,733              327
                            -----------     -----------     -----------      -----------      ------------      -----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........   $82,984,054     $31,394,906     $51,835,697      $78,481,696      $148,428,196      $17,360,800
                            ===========     ===========     ===========      ===========      ============      ===========


                           TEMPLETON GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --
      Class 1............       --
      Class II...........       --
      Class 2............      3,435,135
      Class X............       --
      Class Y............       --
      Other..............       --
                             ===========
    Cost:
      Class I............       --
      Class 1............       --
      Class II...........       --
      Class 2............    $35,871,190
      Class X............       --
      Class Y............       --
      Other..............       --
                             ===========
    Market Value:
      Class I............       --
      Class 1............       --
      Class II...........       --
      Class 2............    $44,072,780
      Class X............       --
      Class Y............       --
      Other..............       --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         37,406
  Receivable from fund
   shares sold...........       --
  Other assets...........       --
                             -----------
  Total Assets...........     44,110,186
                             -----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...       --
    Payable for fund
     shares purchased....         37,406
    Other liabilities....              9
                             -----------
    Total Liabilities....         37,415
                             -----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........    $44,072,771
                             ===========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING   GROWTH STOCK
                              SERIES      GROWTH SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --             --            --
      Class 1............       --             --            --
      Class II...........       --             --            --
      Class 2............       --             --            --
      Class X............       --             --            --
      Class Y............       --             --            --
      Other..............       724,493        619,994       935,638
                            ===========    ===========    ==========
    Cost:
      Class I............       --             --            --
      Class 1............       --             --            --
      Class II...........       --             --            --
      Class 2............       --             --            --
      Class X............       --             --            --
      Class Y............       --             --            --
      Other..............   $10,741,629    $11,975,899    $8,866,212
                            ===========    ===========    ==========
    Market Value:
      Class I............       --             --            --
      Class 1............       --             --            --
      Class II...........       --             --            --
      Class 2............       --             --            --
      Class X............       --             --            --
      Class Y............       --             --            --
      Other..............   $ 9,831,365    $10,862,299    $8,897,915
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              30,389        33,252
  Receivable from fund
   shares sold...........           974        --            --
  Other assets...........       --             --            --
                            -----------    -----------    ----------
  Total Assets...........     9,832,339     10,892,688     8,931,167
                            -----------    -----------    ----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...           974        --            --
    Payable for fund
     shares purchased....       --              30,389        33,252
    Other liabilities....       --             --                  4
                            -----------    -----------    ----------
    Total Liabilities....           974         30,389        33,256
                            -----------    -----------    ----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........   $ 9,831,365    $10,862,299    $8,897,911
                            ===========    ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________


                           MFS INVESTORS    MFS TOTAL     CORE PLUS      EMERGING       EMERGING
                           TRUST SERIES   RETURN SERIES  FIXED INCOME  MARKETS DEBT  MARKETS EQUITY  TECHNOLOGY   HIGH YIELD
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  ------------  ------------  --------------  -----------  -----------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --             --             --           --             --             --           --
      Class 1............       --             --             --           --             --             --           --
      Class II...........       --             --             --           --             --             --           --
      Class 2............       --             --             --           --             --             --           --
      Class X............       --             --             --           --             --             --           --
      Class Y............       --             --             --           --             --             --           --
      Other..............     1,204,849      9,674,442     12,252,354    1,243,951      1,137,649     1,842,323     4,866,964
                            ===========   ============   ============  ===========    ===========    ==========   ===========
    Cost:
      Class I............       --             --             --           --             --             --           --
      Class 1............       --             --             --           --             --             --           --
      Class II...........       --             --             --           --             --             --           --
      Class 2............       --             --             --           --             --             --           --
      Class X............       --             --             --           --             --             --           --
      Class Y............       --             --             --           --             --             --           --
      Other..............   $19,613,782   $178,011,604   $137,588,676  $ 9,610,268    $11,804,131    $7,184,012   $40,410,250
                            ===========   ============   ============  ===========    ===========    ==========   ===========
    Market Value:
      Class I............       --             --             --           --             --             --           --
      Class 1............       --             --             --           --             --             --           --
      Class II...........       --             --             --           --             --             --           --
      Class 2............       --             --             --           --             --             --           --
      Class X............       --             --             --           --             --             --           --
      Class Y............       --             --             --           --             --             --           --
      Other..............   $21,783,663   $207,323,280   $141,637,208  $11,058,724    $12,571,021    $6,613,941   $35,431,495
  Due from Hartford Life
   and Annuity Insurance
   Company...............        78,066        177,436         26,523      --                 495        --           --
  Receivable from fund
   shares sold...........       --             --             --               321        --                401        22,171
  Other assets...........             2        --             --           --             --                 10             8
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
  Total Assets...........    21,861,731    207,500,716    141,663,731   11,059,045     12,571,516     6,614,352    35,453,674
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...       --             --             --               321        --                401        22,171
    Payable for fund
     shares purchased....        78,066        177,436         26,522      --                 494        --           --
    Other liabilities....       --                  50        --           --             --             --           --
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
    Total Liabilities....        78,066        177,486         26,522          321            494           401        22,171
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........   $21,783,665   $207,323,230   $141,637,209  $11,058,724    $12,571,022    $6,613,951   $35,431,503
                            ===========   ============   ============  ===========    ===========    ==========   ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                               U.S.         AMERICAN
                           MID CAP VALUE  OPPORTUNITIES  BALANCED GROWTH
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ---------------
ASSETS:
  Investments:
    Number of Shares
      Class I............       --             --             --
      Class 1............       --             --             --
      Class II...........       --             --             --
      Class 2............       --             --             --
      Class X............       --          12,749,901       3,996,457
      Class Y............       --           2,660,261       1,597,649
      Other..............     4,112,521        --             --
                            ===========   ============     ===========
    Cost:
      Class I............       --             --             --
      Class 1............       --             --             --
      Class II...........       --             --             --
      Class 2............       --             --             --
      Class X............       --        $205,383,150     $50,037,753
      Class Y............       --          48,720,147      22,475,710
      Other..............   $58,379,239        --             --
                            ===========   ============     ===========
    Market Value:
      Class I............       --             --             --
      Class 1............       --             --             --
      Class II...........       --             --             --
      Class 2............       --             --             --
      Class X............       --        $193,033,498     $63,743,486
      Class Y............       --          40,036,925      25,434,574
      Other..............   $69,871,731        --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............        10,288        --             --
  Receivable from fund
   shares sold...........       --              83,650          23,524
  Other assets...........            15        --                    7
                            -----------   ------------     -----------
  Total Assets...........    69,882,034    233,154,073      89,201,591
                            -----------   ------------     -----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...       --              83,650          23,524
    Payable for fund
     shares purchased....        10,288        --             --
    Other liabilities....       --                   5        --
                            -----------   ------------     -----------
    Total Liabilities....        10,288         83,655          23,524
                            -----------   ------------     -----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........   $69,871,746   $233,070,418     $89,178,067
                            ===========   ============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                           CAPITAL OPPORTUNITIES  DEVELOPING GROWTH  FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                                SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------------  -----------------  ---------------  ---------------  -------------  -----------
ASSETS:
  Investments:
    Number of Shares
      Class I............         --                    --                --               --               --            --
      Class 1............         --                    --                --               --               --            --
      Class II...........         --                    --                --               --               --            --
      Class 2............         --                    --                --               --               --            --
      Class X............         2,307,109            2,355,367         5,069,019       17,162,897       4,200,313     2,012,714
      Class Y............         1,243,909              405,524         3,077,723        3,534,133         503,714       664,157
      Other..............         --                    --                --               --               --            --
                                ===========          ===========       ===========     ============     ===========   ===========
    Cost:
      Class I............         --                    --                --               --               --            --
      Class 1............         --                    --                --               --               --            --
      Class II...........         --                    --                --               --               --            --
      Class 2............         --                    --                --               --               --            --
      Class X............       $27,195,625          $39,385,426       $50,836,673     $252,228,960     $48,938,767   $27,262,189
      Class Y............        14,732,862            7,097,101        22,497,993       50,194,287       7,002,987    10,045,911
      Other..............         --                    --                --               --               --            --
                                ===========          ===========       ===========     ============     ===========   ===========
    Market Value:
      Class I............         --                    --                --               --               --            --
      Class 1............         --                    --                --               --               --            --
      Class II...........         --                    --                --               --               --            --
      Class 2............         --                    --                --               --               --            --
      Class X............       $22,032,891          $47,130,887       $38,930,069     $271,345,398     $64,222,788   $30,613,380
      Class Y............        11,754,939            8,021,263        23,544,583       55,803,958       7,651,416    10,015,480
      Other..............         --                    --                --               --               --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         --                    --                --               --                16,225       --
  Receivable from fund
   shares sold...........             7,078                8,431            10,092          255,281         --              1,678
  Other assets...........         --                    --                       8               62              39            26
                                -----------          -----------       -----------     ------------     -----------   -----------
  Total Assets...........        33,794,908           55,160,581        62,484,752      327,404,699      71,890,468    40,630,564
                                -----------          -----------       -----------     ------------     -----------   -----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...             7,078                8,431            10,092          255,281         --              1,678
    Payable for fund
     shares purchased....         --                    --                --               --                16,225       --
    Other liabilities....                 3                    8          --               --               --            --
                                -----------          -----------       -----------     ------------     -----------   -----------
    Total Liabilities....             7,081                8,439            10,092          255,281          16,225         1,678
                                -----------          -----------       -----------     ------------     -----------   -----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........       $33,787,827          $55,152,142       $62,474,660     $327,149,418     $71,874,243   $40,628,886
                                ===========          ===========       ===========     ============     ===========   ===========


                           MONEY MARKET
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Number of Shares
      Class I............      --
      Class 1............      --
      Class II...........      --
      Class 2............      --
      Class X............   61,954,891
      Class Y............   29,618,197
      Other..............      --
                           ===========
    Cost:
      Class I............      --
      Class 1............      --
      Class II...........      --
      Class 2............      --
      Class X............  $61,954,891
      Class Y............   29,618,197
      Other..............      --
                           ===========
    Market Value:
      Class I............      --
      Class 1............      --
      Class II...........      --
      Class 2............      --
      Class X............  $61,954,891
      Class Y............   29,618,197
      Other..............      --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --
  Receivable from fund
   shares sold...........       87,446
  Other assets...........           30
                           -----------
  Total Assets...........   91,660,564
                           -----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...       87,446
    Payable for fund
     shares purchased....      --
    Other liabilities....      --
                           -----------
    Total Liabilities....       87,446
                           -----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........  $91,573,118
                           ===========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004


                                        EQUALLY WEIGHTED   SMALL COMPANY
                            UTILITIES       S&P 500       GROWTH PORTFOLIO  GLOBAL FRANCHISE
                           SUB-ACCOUNT   SUB-ACCOUNT(A)   SUB-ACCOUNT (B)     SUB-ACCOUNT
                           -----------  ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............      --             --               --                --
      Class 1............      --             --               --                --
      Class II...........      --             --                185,837           869,008
      Class 2............      --             --               --                --
      Class X............    3,041,685       4,883,245         --                --
      Class Y............      770,931       2,880,340         --                --
      Other..............      --             --               --                --
                           ===========    ============       ==========       ===========
    Cost:
      Class I............      --             --               --                --
      Class 1............      --             --               --                --
      Class II...........      --             --             $2,684,837       $10,640,322
      Class 2............      --             --               --                --
      Class X............  $39,311,766    $ 64,291,851         --                --
      Class Y............   15,132,720      55,622,855         --                --
      Other..............      --             --               --                --
                           ===========    ============       ==========       ===========
    Market Value:
      Class I............      --             --               --                --
      Class 1............      --             --               --                --
      Class II...........      --             --             $2,874,894       $12,001,005
      Class 2............      --             --               --                --
      Class X............  $57,244,513    $119,395,332         --                --
      Class Y............   14,501,213      69,848,240         --                --
      Other..............      --             --               --                --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --              147,285            9,357            13,677
  Receivable from fund
   shares sold...........       51,988        --               --                --
  Other assets...........            6              12         --                       3
                           -----------    ------------       ----------       -----------
  Total Assets...........   71,797,720     189,390,869        2,884,251        12,014,685
                           -----------    ------------       ----------       -----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...       51,988        --               --                --
    Payable for fund
     shares purchased....      --              147,285            9,357            13,677
    Other liabilities....      --             --               --                --
                           -----------    ------------       ----------       -----------
    Total Liabilities....       51,988         147,285            9,357            13,677
                           -----------    ------------       ----------       -----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........  $71,745,732    $189,243,584       $2,874,894       $12,001,008
                           ===========    ============       ==========       ===========

(a)  Formerly Value-Added Market Sub-Account. Change effective November 1, 2004.
(b)  From inception, May 3, 2004 to Decemer 31, 2004

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                               GROWTH AND                                    AGGRESSIVE GROWTH
                           EQUITY AND INCOME   ENTERPRISE        INCOME        COMSTOCK     EMERGING GROWTH      PORTFOLIO
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (B)
                           -----------------  -------------  --------------  -------------  ---------------  -----------------
ASSETS:
  Investments:
    Number of Shares
      Class I............        --                833,132       1,664,358        --             --               --
      Class 1............        --                --             --              --             --               --
      Class II...........       1,738,285          414,736       4,406,277      5,251,687        168,882          107,685
      Class 2............        --                --             --              --             --               --
      Class X............        --                --             --              --             --               --
      Class Y............        --                --             --              --             --               --
      Other..............        --                --             --              --             --               --
                              ===========      ===========    ============    ===========     ==========         ========
    Cost:
      Class I............        --            $18,200,573    $ 26,167,156        --             --               --
      Class 1............        --                --             --              --             --               --
      Class II...........     $19,933,388        6,435,921      69,020,235    $62,020,313     $3,978,490         $472,974
      Class 2............        --                --             --              --             --               --
      Class X............        --                --             --              --             --               --
      Class Y............        --                --             --              --             --               --
      Other..............        --                --             --              --             --               --
                              ===========      ===========    ============    ===========     ==========         ========
    Market Value:
      Class I............        --            $11,330,599    $ 32,155,397        --             --               --
      Class 1............        --                --             --              --             --               --
      Class II...........     $22,545,562        5,640,410      84,997,070    $71,895,598     $4,363,901         $523,349
      Class 2............        --                --             --              --             --               --
      Class X............        --                --             --              --             --               --
      Class Y............        --                --             --              --             --               --
      Other..............        --                --             --              --             --               --
  Due from Hartford Life
   and Annuity Insurance
   Company...............           4,491          --               27,215        150,611        --               --
  Receivable from fund
   shares sold...........        --                  2,877        --              --                 138               31
  Other assets...........        --                      2        --              --             --               --
                              -----------      -----------    ------------    -----------     ----------         --------
  Total Assets...........      22,550,053       16,973,888     117,179,682     72,046,209      4,364,039          523,380
                              -----------      -----------    ------------    -----------     ----------         --------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...        --                  2,877        --              --                 139               31
    Payable for fund
     shares purchased....           4,490          --               27,215        150,611        --               --
    Other liabilities....        --                --                    5              5        --               --
                              -----------      -----------    ------------    -----------     ----------         --------
    Total Liabilities....           4,490            2,877          27,220        150,616            139               31
                              -----------      -----------    ------------    -----------     ----------         --------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........     $22,545,563      $16,971,011    $117,152,462    $71,895,593     $4,363,900         $523,349
                              ===========      ===========    ============    ===========     ==========         ========


                               GOVERNMENT
                               PORTFOLIO
                            SUB-ACCOUNT (B)
                           ------------------
ASSETS:
  Investments:
    Number of Shares
      Class I............        --
      Class 1............        --
      Class II...........         518,114
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............        --
                               ==========
    Cost:
      Class I............        --
      Class 1............        --
      Class II...........      $4,859,308
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............        --
                               ==========
    Market Value:
      Class I............        --
      Class 1............        --
      Class II...........      $4,911,721
      Class 2............        --
      Class X............        --
      Class Y............        --
      Other..............        --
  Due from Hartford Life
   and Annuity Insurance
   Company...............          28,820
  Receivable from fund
   shares sold...........        --
  Other assets...........        --
                               ----------
  Total Assets...........       4,940,541
                               ----------
LIABILITIES:
    Due to Hartford Life
     and Annuity
     Insurance Company...        --
    Payable for fund
     shares purchased....          28,821
    Other liabilities....        --
                               ----------
    Total Liabilities....          28,821
                               ----------
NET ASSETS:
    For Variable Annuity
     Contract
     Liabilities.........      $4,911,720
                               ==========

(b)  From inception, May 3, 2004 to Decemer 31, 2004

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
American Funds Global Growth
 Fund -- Class 2..............     1.30%      168,147   $ 1.244884  $      209,323
American Funds Global Growth
 Fund -- Class 2..............     1.40%      329,091    11.887898       3,912,200
American Funds Global Growth
 Fund -- Class 2..............     1.50%    1,137,888     8.409843       9,569,459
American Funds Global Growth
 Fund -- Class 2..............     1.55%       50,695    11.790179         597,698
American Funds Global Growth
 Fund -- Class 2..............     1.60%      124,275    11.794979       1,465,819
American Funds Global Growth
 Fund -- Class 2..............     1.65%      314,149     8.354008       2,624,407
American Funds Global Growth
 Fund -- Class 2..............     1.70%      264,497     8.344106       2,206,987
American Funds Global Growth
 Fund -- Class 2..............     1.80%       44,838    11.688279         524,080
American Funds Global Growth
 Fund -- Class 2..............     1.85%    1,539,812     8.288746      12,763,113
American Funds Global Growth
 Fund -- Class 2..............     1.90%       81,028     11.65568         944,435
American Funds Global Growth
 Fund -- Class 2..............     1.95%      229,391    11.641618       2,670,483
American Funds Global Growth
 Fund -- Class 2..............     2.00%      231,265     8.258749       1,909,963
American Funds Global Growth
 Fund -- Class 2..............     2.05%       63,642     8.248773         524,971
American Funds Global Growth
 Fund -- Class 2..............     2.10%      315,699    11.599446       3,661,929
American Funds Global Growth
 Fund -- Class 2..............     2.15%      146,059    11.589771       1,692,790
American Funds Global Growth
 Fund -- Class 2..............     2.20%      189,808     8.218901       1,560,016
American Funds Global Growth
 Fund -- Class 2..............     2.25%      132,379     8.212034       1,087,099
American Funds Global Growth
 Fund -- Class 2..............     2.30%      298,217     8.951838       2,669,588
American Funds Global Growth
 Fund -- Class 2..............     2.40%      121,859     8.926886       1,087,824
American Funds Global Growth
 Fund -- Class 2..............     2.45%       48,861     8.184662         399,910
American Funds Global Growth
 Fund -- Class 2..............     2.60%       82,862     8.172367         677,180
American Funds Growth Fund --
 Class 2......................     1.30%    1,184,708     1.117260       1,323,628
American Funds Growth Fund --
 Class 2......................     1.40%    2,631,473    11.603152      30,533,385
American Funds Growth Fund --
 Class 2......................     1.50%    6,014,764     8.046678      48,398,866
American Funds Growth Fund --
 Class 2......................     1.55%      266,109    11.507743       3,062,313
American Funds Growth Fund --
 Class 2......................     1.60%      787,802    11.512438       9,069,521
American Funds Growth Fund --
 Class 2......................     1.65%    2,279,502     7.993282      18,220,702
American Funds Growth Fund --
 Class 2......................     1.70%    2,074,483     7.983767      16,562,188
American Funds Growth Fund --
 Class 2......................     1.75%        6,675    11.417752          76,213
American Funds Growth Fund --
 Class 2......................     1.80%      303,761    11.408233       3,465,380
American Funds Growth Fund --
 Class 2......................     1.85%   10,376,150     7.930772      82,290,879
American Funds Growth Fund --
 Class 2......................     1.90%      462,080    11.376414       5,256,814
American Funds Growth Fund --
 Class 2......................     1.95%    2,727,596    11.362684      30,992,816
American Funds Growth Fund --
 Class 2......................     2.00%    1,891,308     7.902052      14,945,211
American Funds Growth Fund --
 Class 2......................     2.05%      634,460     7.892498       5,007,472
American Funds Growth Fund --
 Class 2......................     2.10%    2,603,010    11.321555      29,470,125
American Funds Growth Fund --
 Class 2......................     2.15%    1,873,646    11.312082      21,194,835
American Funds Growth Fund --
 Class 2......................     2.20%    1,026,012     7.863923       8,068,476
American Funds Growth Fund --
 Class 2......................     2.25%      983,315     7.857367       7,726,265
American Funds Growth Fund --
 Class 2......................     2.30%    3,226,012     7.827485      25,251,557
American Funds Growth Fund --
 Class 2......................     2.35%        7,207    11.171043          80,509
American Funds Growth Fund --
 Class 2......................     2.40%    1,000,672     7.805651       7,810,898
American Funds Growth Fund --
 Class 2......................     2.45%      640,091     7.831177       5,012,667
American Funds Growth Fund --
 Class 2......................     2.60%      961,708     7.819403       7,519,980
American Funds Growth-Income
 Fund -- Class 2..............     1.30%    1,227,457     1.124557       1,380,346
American Funds Growth-Income
 Fund -- Class 2..............     1.40%    2,887,613    11.817193      34,123,478
American Funds Growth-Income
 Fund -- Class 2..............     1.50%    4,918,770    12.038364      59,213,942
American Funds Growth-Income
 Fund -- Class 2..............     1.55%      253,374    11.720052       2,969,551
American Funds Growth-Income
 Fund -- Class 2..............     1.60%      737,594    11.724892       8,648,212

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
American Funds Growth-Income
 Fund -- Class 2..............     1.65%    2,147,097   $11.958482  $   25,676,025
American Funds Growth-Income
 Fund -- Class 2..............     1.70%    1,556,194    11.944278      18,587,611
American Funds Growth-Income
 Fund -- Class 2..............     1.75%        3,178    11.628492          36,956
American Funds Growth-Income
 Fund -- Class 2..............     1.80%      246,774    11.618799       2,867,216
American Funds Growth-Income
 Fund -- Class 2..............     1.85%    7,855,741    11.865058      93,208,820
American Funds Growth-Income
 Fund -- Class 2..............     1.90%      455,935    11.586387       5,282,637
American Funds Growth-Income
 Fund -- Class 2..............     1.95%    2,761,458    11.572399      31,956,690
American Funds Growth-Income
 Fund -- Class 2..............     2.00%    1,485,045    11.822096      17,556,343
American Funds Growth-Income
 Fund -- Class 2..............     2.05%      420,661    11.807827       4,967,092
American Funds Growth-Income
 Fund -- Class 2..............     2.10%    2,487,828    11.530506      28,685,917
American Funds Growth-Income
 Fund -- Class 2..............     2.15%    1,591,117    11.520882      18,331,073
American Funds Growth-Income
 Fund -- Class 2..............     2.20%      877,010    11.765071      10,318,084
American Funds Growth-Income
 Fund -- Class 2..............     2.25%      679,451    11.755253       7,987,114
American Funds Growth-Income
 Fund -- Class 2..............     2.30%    1,856,389    11.586062      21,508,242
American Funds Growth-Income
 Fund -- Class 2..............     2.35%        7,208    11.377256          82,003
American Funds Growth-Income
 Fund -- Class 2..............     2.40%      691,383    11.553751       7,988,068
American Funds Growth-Income
 Fund -- Class 2..............     2.45%      432,018    11.716059       5,061,543
American Funds Growth-Income
 Fund -- Class 2..............     2.60%      427,197    11.698456       4,997,550
American Funds International
 Fund -- Class 2..............     1.30%      355,702     1.268031         451,041
American Funds International
 Fund -- Class 2..............     1.40%      736,959     11.69653       8,619,868
American Funds International
 Fund -- Class 2..............     1.50%    1,223,356     8.098834       9,907,756
American Funds International
 Fund -- Class 2..............     1.55%       60,856    11.579141         704,659
American Funds International
 Fund -- Class 2..............     1.60%      188,252    11.605113       2,184,682
American Funds International
 Fund -- Class 2..............     1.65%      403,550     8.045058       3,246,586
American Funds International
 Fund -- Class 2..............     1.70%      421,597     8.035556       3,387,764
American Funds International
 Fund -- Class 2..............     1.80%      109,510    11.500121       1,259,376
American Funds International
 Fund -- Class 2..............     1.85%    2,078,856     7.982226      16,593,898
American Funds International
 Fund -- Class 2..............     1.90%      110,243    11.468042       1,264,271
American Funds International
 Fund -- Class 2..............     1.95%      521,099    11.454187       5,968,762
American Funds International
 Fund -- Class 2..............     2.00%      374,140     7.953330       2,975,657
American Funds International
 Fund -- Class 2..............     2.05%      127,486     7.943710       1,012,709
American Funds International
 Fund -- Class 2..............     2.10%      620,995    11.412712       7,087,236
American Funds International
 Fund -- Class 2..............     2.15%      293,148    11.403186       3,342,823
American Funds International
 Fund -- Class 2..............     2.20%      142,428     7.914953       1,127,308
American Funds International
 Fund -- Class 2..............     2.25%      137,523     7.908356       1,087,579
American Funds International
 Fund -- Class 2..............     2.30%      797,453     8.650218       6,898,139
American Funds International
 Fund -- Class 2..............     2.35%           53     11.26104             595
American Funds International
 Fund -- Class 2..............     2.40%      268,522     8.626119       2,316,305
American Funds International
 Fund -- Class 2..............     2.45%       93,916     7.882012         740,244
American Funds International
 Fund -- Class 2..............     2.60%      354,898     7.870167       2,793,105
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.30%       44,145     1.361722          60,113
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.40%      211,134    14.045346       2,965,446
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.50%      356,934    10.170302       3,630,125
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.55%       35,910    13.929904         500,220
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.60%       77,294    13.935574       1,077,132
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.65%      134,199    10.102802       1,355,788
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.70%      115,778    10.090827       1,168,301
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.75%        1,583    13.821020          21,872
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.80%       27,544    13.809508         380,370
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.85%      601,813    10.023816       6,032,464

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.90%       55,310   $13.770991  $      761,676
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.95%      206,763    13.754346       2,843,888
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.00%      144,053     9.987546       1,438,739
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.05%       31,889     9.975501         318,112
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.10%      159,072    13.704582       2,180,018
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.15%      113,165    13.693146       1,549,587
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.20%       41,565     9.939380         413,127
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.25%       81,574     9.931072         810,121
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.30%      165,272    10.060752       1,662,759
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.35%           49    13.522404             660
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.40%      130,295    10.032697       1,307,213
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.45%       34,909     9.898005         345,531
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.60%       57,840     9.883142         571,644
Franklin Small Cap Fund --
 Class 2......................     1.30%      314,240     1.068933         335,901
Franklin Small Cap Fund --
 Class 2......................     1.40%      427,111    12.241196       5,228,351
Franklin Small Cap Fund --
 Class 2......................     1.50%    1,269,107     7.007253       8,892,952
Franklin Small Cap Fund --
 Class 2......................     1.55%       84,645    12.140557       1,027,643
Franklin Small Cap Fund --
 Class 2......................     1.60%      100,897    12.145513       1,225,450
Franklin Small Cap Fund --
 Class 2......................     1.65%      349,487     6.960726       2,432,682
Franklin Small Cap Fund --
 Class 2......................     1.70%      235,068      6.95249       1,634,305
Franklin Small Cap Fund --
 Class 2......................     1.75%        3,807    12.045644          45,854
Franklin Small Cap Fund --
 Class 2......................     1.80%       18,960    12.035601         228,200
Franklin Small Cap Fund --
 Class 2......................     1.85%    1,420,405     6.906343       9,809,801
Franklin Small Cap Fund --
 Class 2......................     1.90%       42,392    12.002052         508,794
Franklin Small Cap Fund --
 Class 2......................     1.95%      346,374    11.987535       4,152,166
Franklin Small Cap Fund --
 Class 2......................     2.00%      216,406     6.881313       1,489,156
Franklin Small Cap Fund --
 Class 2......................     2.05%       68,407     6.872999         470,163
Franklin Small Cap Fund --
 Class 2......................     2.10%      257,593    11.944148       3,076,727
Franklin Small Cap Fund --
 Class 2......................     2.15%      212,208    11.934164       2,532,524
Franklin Small Cap Fund --
 Class 2......................     2.20%      185,135     6.848124       1,267,830
Franklin Small Cap Fund --
 Class 2......................     2.25%      131,290     6.842409         898,341
Franklin Small Cap Fund --
 Class 2......................     2.30%      615,574     6.872827       4,230,736
Franklin Small Cap Fund --
 Class 2......................     2.35%           52    11.785344             609
Franklin Small Cap Fund --
 Class 2......................     2.40%      138,427     6.853671         948,731
Franklin Small Cap Fund --
 Class 2......................     2.45%      119,047     6.819597         811,851
Franklin Small Cap Fund --
 Class 2......................     2.60%       85,472     6.809347         582,006
Franklin Strategic Income
 Securities Fund -- Class 1...     1.30%       97,713     1.325500         129,518
Franklin Strategic Income
 Securities Fund -- Class 1...     1.40%      483,550    14.502377       7,012,629
Franklin Strategic Income
 Securities Fund -- Class 1...     1.50%      765,584    13.900634      10,642,100
Franklin Strategic Income
 Securities Fund -- Class 1...     1.55%       30,650    14.383202         440,843
Franklin Strategic Income
 Securities Fund -- Class 1...     1.60%      186,534    14.389106       2,684,050
Franklin Strategic Income
 Securities Fund -- Class 1...     1.65%      198,745    13.808427       2,744,356
Franklin Strategic Income
 Securities Fund -- Class 1...     1.70%      144,466    13.792099       1,992,493
Franklin Strategic Income
 Securities Fund -- Class 1...     1.80%       42,976    14.258968         612,790
Franklin Strategic Income
 Securities Fund -- Class 1...     1.85%      806,026    13.700613      11,043,048
Franklin Strategic Income
 Securities Fund -- Class 1...     1.90%       60,448    14.219217         859,521
Franklin Strategic Income
 Securities Fund -- Class 1...     1.95%      601,970    14.202025       8,549,195
Franklin Strategic Income
 Securities Fund -- Class 1...     2.00%      211,066    13.651006       2,881,265
Franklin Strategic Income
 Securities Fund -- Class 1...     2.05%       52,864    13.634501         720,770
Franklin Strategic Income
 Securities Fund -- Class 1...     2.10%      673,802    14.150605       9,534,713

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Franklin Strategic Income
 Securities Fund -- Class 1...     2.15%      258,371   $14.138796  $    3,653,056
Franklin Strategic Income
 Securities Fund -- Class 1...     2.20%      181,088    13.585154       2,460,104
Franklin Strategic Income
 Securities Fund -- Class 1...     2.25%      108,306    13.573800       1,470,130
Franklin Strategic Income
 Securities Fund -- Class 1...     2.30%      542,405    13.484736       7,314,188
Franklin Strategic Income
 Securities Fund -- Class 1...     2.35%           58    13.962653             803
Franklin Strategic Income
 Securities Fund -- Class 1...     2.40%      106,192    13.447148       1,427,976
Franklin Strategic Income
 Securities Fund -- Class 1...     2.45%       83,425    13.528520       1,128,617
Franklin Strategic Income
 Securities Fund -- Class 1...     2.60%       87,320    13.508186       1,179,531
Mutual Shares Securities Fund
 -- Class 2...................     1.30%      238,827     1.173480         280,259
Mutual Shares Securities Fund
 -- Class 2...................     1.40%      951,863    13.764052      13,101,495
Mutual Shares Securities Fund
 -- Class 2...................     1.50%    1,486,558    13.607363      20,228,140
Mutual Shares Securities Fund
 -- Class 2...................     1.55%       86,490    13.650916       1,180,674
Mutual Shares Securities Fund
 -- Class 2...................     1.60%      235,739    13.656519       3,219,372
Mutual Shares Securities Fund
 -- Class 2...................     1.65%      623,590    13.517118       8,429,137
Mutual Shares Securities Fund
 -- Class 2...................     1.70%      503,092    13.501081       6,792,282
Mutual Shares Securities Fund
 -- Class 2...................     1.75%        3,829    13.544291          51,857
Mutual Shares Securities Fund
 -- Class 2...................     1.80%       66,320    13.532966         897,504
Mutual Shares Securities Fund
 -- Class 2...................     1.85%    2,323,090    13.411478      31,156,074
Mutual Shares Securities Fund
 -- Class 2...................     1.90%      144,370    13.495246       1,948,313
Mutual Shares Securities Fund
 -- Class 2...................     1.95%      768,687    13.478928      10,361,074
Mutual Shares Securities Fund
 -- Class 2...................     2.00%      455,060    13.362930       6,080,933
Mutual Shares Securities Fund
 -- Class 2...................     2.05%      124,532     13.34678       1,662,103
Mutual Shares Securities Fund
 -- Class 2...................     2.10%      764,578    13.430117      10,268,377
Mutual Shares Securities Fund
 -- Class 2...................     2.15%      680,251    13.418900       9,128,224
Mutual Shares Securities Fund
 -- Class 2...................     2.20%      285,505    13.298446       3,796,775
Mutual Shares Securities Fund
 -- Class 2...................     2.25%      212,870    13.287352       2,828,477
Mutual Shares Securities Fund
 -- Class 2...................     2.30%      701,750    12.783218       8,970,627
Mutual Shares Securities Fund
 -- Class 2...................     2.35%        1,065    13.251681          14,118
Mutual Shares Securities Fund
 -- Class 2...................     2.40%      213,633    12.747565       2,723,306
Mutual Shares Securities Fund
 -- Class 2...................     2.45%      224,314    13.243042       2,970,595
Mutual Shares Securities Fund
 -- Class 2...................     2.60%      174,975    13.223137       2,313,716
Templeton Developing Markets
 Securities Fund -- Class 1...     1.30%       27,359     1.677055          45,882
Templeton Developing Markets
 Securities Fund -- Class 1...     1.40%      183,566    12.901593       2,368,294
Templeton Developing Markets
 Securities Fund -- Class 1...     1.50%      135,309    13.650959       1,847,095
Templeton Developing Markets
 Securities Fund -- Class 1...     1.55%       30,701    12.795500         392,829
Templeton Developing Markets
 Securities Fund -- Class 1...     1.60%       31,653    12.800825         405,190
Templeton Developing Markets
 Securities Fund -- Class 1...     1.65%       35,138    13.560361         476,487
Templeton Developing Markets
 Securities Fund -- Class 1...     1.70%       11,398    13.544304         154,384
Templeton Developing Markets
 Securities Fund -- Class 1...     1.75%        1,867    12.695565          23,699
Templeton Developing Markets
 Securities Fund -- Class 1...     1.80%       10,526    12.684958         133,527
Templeton Developing Markets
 Securities Fund -- Class 1...     1.85%      301,554    13.454457       4,057,244
Templeton Developing Markets
 Securities Fund -- Class 1...     1.90%       16,926    12.649581         214,106
Templeton Developing Markets
 Securities Fund -- Class 1...     1.95%       73,510    12.634294         928,744
Templeton Developing Markets
 Securities Fund -- Class 1...     2.00%       26,788    13.405726         359,108
Templeton Developing Markets
 Securities Fund -- Class 1...     2.05%       58,303    13.389532         780,648
Templeton Developing Markets
 Securities Fund -- Class 1...     2.10%       94,621    12.588575       1,191,142
Templeton Developing Markets
 Securities Fund -- Class 1...     2.15%       68,482    12.578079         861,372
Templeton Developing Markets
 Securities Fund -- Class 1...     2.20%       13,758    13.341084         183,552
Templeton Developing Markets
 Securities Fund -- Class 1...     2.25%       27,752    13.329954         369,927
Templeton Developing Markets
 Securities Fund -- Class 1...     2.30%       97,700    15.035801       1,468,995

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Templeton Developing Markets
 Securities Fund -- Class 1...     2.35%           38   $12.421248  $          478
Templeton Developing Markets
 Securities Fund -- Class 1...     2.40%       44,200    14.993886         662,725
Templeton Developing Markets
 Securities Fund -- Class 1...     2.45%       10,363    13.285521         137,677
Templeton Developing Markets
 Securities Fund -- Class 1...     2.60%       22,441    13.265566         297,695
Templeton Growth Securities
 Fund -- Class 2..............     1.30%       20,693     1.166563          24,140
Templeton Growth Securities
 Fund -- Class 2..............     1.40%      297,806    12.390441       3,689,942
Templeton Growth Securities
 Fund -- Class 2..............     1.50%      506,642    11.858859       6,008,196
Templeton Growth Securities
 Fund -- Class 2..............     1.55%       31,868    12.288641         391,618
Templeton Growth Securities
 Fund -- Class 2..............     1.60%      105,070    12.293676       1,291,694
Templeton Growth Securities
 Fund -- Class 2..............     1.65%      160,398    11.780170       1,889,514
Templeton Growth Securities
 Fund -- Class 2..............     1.70%       74,735    11.766208         879,342
Templeton Growth Securities
 Fund -- Class 2..............     1.75%          671    12.192621           8,179
Templeton Growth Securities
 Fund -- Class 2..............     1.80%       28,177    12.182443         343,259
Templeton Growth Securities
 Fund -- Class 2..............     1.85%      733,626    11.688123       8,574,712
Templeton Growth Securities
 Fund -- Class 2..............     1.90%       39,652    12.148462         481,713
Templeton Growth Securities
 Fund -- Class 2..............     1.95%      297,584    12.133777       3,610,823
Templeton Growth Securities
 Fund -- Class 2..............     2.00%      182,794    11.645789       2,128,777
Templeton Growth Securities
 Fund -- Class 2..............     2.05%       52,105    11.631723         606,072
Templeton Growth Securities
 Fund -- Class 2..............     2.10%      319,207    12.089857       3,859,167
Templeton Growth Securities
 Fund -- Class 2..............     2.15%      256,276    12.079774       3,095,762
Templeton Growth Securities
 Fund -- Class 2..............     2.20%      102,963    11.589582       1,193,302
Templeton Growth Securities
 Fund -- Class 2..............     2.25%       44,882    11.579915         519,735
Templeton Growth Securities
 Fund -- Class 2..............     2.30%      222,584    11.844522       2,636,404
Templeton Growth Securities
 Fund -- Class 2..............     2.35%        2,942    11.929197          35,101
Templeton Growth Securities
 Fund -- Class 2..............     2.40%       98,363    11.811474       1,161,816
Templeton Growth Securities
 Fund -- Class 2..............     2.45%       66,536    11.541318         767,910
Templeton Growth Securities
 Fund -- Class 2..............     2.60%       71,355    11.523966         822,290
MFS Capital Opportunities
 Series -- Class INIT.........     1.30%       41,892     0.983525          41,202
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%       45,579     8.459697         385,583
MFS Capital Opportunities
 Series -- Class INIT.........     1.50%      354,312     6.321527       2,239,791
MFS Capital Opportunities
 Series -- Class INIT.........     1.55%       13,132     8.390117         110,182
MFS Capital Opportunities
 Series -- Class INIT.........     1.60%       24,477     8.393545         205,452
MFS Capital Opportunities
 Series -- Class INIT.........     1.65%      179,250     6.279546       1,125,612
MFS Capital Opportunities
 Series -- Class INIT.........     1.70%      123,714     6.272120         775,948
MFS Capital Opportunities
 Series -- Class INIT.........     1.75%          429     8.324528           3,572
MFS Capital Opportunities
 Series -- Class INIT.........     1.80%        5,514     8.317582          45,865
MFS Capital Opportunities
 Series -- Class INIT.........     1.85%      325,757     6.230456       2,029,617
MFS Capital Opportunities
 Series -- Class INIT.........     1.90%        1,571     8.294372          13,027
MFS Capital Opportunities
 Series -- Class INIT.........     1.95%       44,141     8.284356         365,679
MFS Capital Opportunities
 Series -- Class INIT.........     2.00%       16,299     6.207901         101,182
MFS Capital Opportunities
 Series -- Class INIT.........     2.05%        1,913     6.200372          11,862
MFS Capital Opportunities
 Series -- Class INIT.........     2.10%      125,427     8.254361       1,035,322
MFS Capital Opportunities
 Series -- Class INIT.........     2.15%       23,505     8.247480         193,856
MFS Capital Opportunities
 Series -- Class INIT.........     2.20%       29,849     6.177936         184,405
MFS Capital Opportunities
 Series -- Class INIT.........     2.25%       37,957     6.172774         234,300
MFS Capital Opportunities
 Series -- Class INIT.........     2.30%       47,699     6.198880         295,678
MFS Capital Opportunities
 Series -- Class INIT.........     2.35%           26     8.144593             211
MFS Capital Opportunities
 Series -- Class INIT.........     2.40%       44,660     6.181606         276,071
MFS Capital Opportunities
 Series -- Class INIT.........     2.45%       14,976     6.152207          92,133
MFS Capital Opportunities
 Series -- Class INIT.........     2.60%       10,498     6.142949          64,490

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
MFS Emerging Growth Series --
 Class INIT...................     1.30%       13,538   $ 0.993214  $       13,446
MFS Emerging Growth Series --
 Class INIT...................     1.40%       82,642     7.491736         619,129
MFS Emerging Growth Series --
 Class INIT...................     1.50%      434,051     4.991971       2,166,772
MFS Emerging Growth Series --
 Class INIT...................     1.55%       18,634     7.430126         138,454
MFS Emerging Growth Series --
 Class INIT...................     1.60%       26,102     7.433156         194,017
MFS Emerging Growth Series --
 Class INIT...................     1.65%      260,921     4.958786       1,293,851
MFS Emerging Growth Series --
 Class INIT...................     1.70%      114,480     4.952929         567,010
MFS Emerging Growth Series --
 Class INIT...................     1.80%        1,665     7.365885          12,266
MFS Emerging Growth Series --
 Class INIT...................     1.85%      559,311     4.920035       2,751,830
MFS Emerging Growth Series --
 Class INIT...................     1.90%       10,945     7.345332          80,397
MFS Emerging Growth Series --
 Class INIT...................     1.95%       49,000     7.336454         359,487
MFS Emerging Growth Series --
 Class INIT...................     2.00%       57,344     4.902222         281,111
MFS Emerging Growth Series --
 Class INIT...................     2.05%       84,724     4.896297         414,834
MFS Emerging Growth Series --
 Class INIT...................     2.10%       40,558     7.309877         296,473
MFS Emerging Growth Series --
 Class INIT...................     2.15%       29,896     7.303787         218,353
MFS Emerging Growth Series --
 Class INIT...................     2.20%       56,348     4.878543         274,895
MFS Emerging Growth Series --
 Class INIT...................     2.25%       43,082     4.874476         210,000
MFS Emerging Growth Series --
 Class INIT...................     2.30%       92,045     4.830273         444,602
MFS Emerging Growth Series --
 Class INIT...................     2.35%           28     7.212680             205
MFS Emerging Growth Series --
 Class INIT...................     2.40%       42,966     4.816813         206,960
MFS Emerging Growth Series --
 Class INIT...................     2.45%       12,127     4.858215          58,918
MFS Emerging Growth Series --
 Class INIT...................     2.60%       53,385     4.850916         258,968
MFS Investors Growth Stock
 Series -- Class INIT.........     1.30%        6,406     0.962851           6,168
MFS Investors Growth Stock
 Series -- Class INIT.........     1.40%       82,473     7.762533         640,203
MFS Investors Growth Stock
 Series -- Class INIT.........     1.50%      244,758     6.210656       1,520,110
MFS Investors Growth Stock
 Series -- Class INIT.........     1.55%        4,554     7.698709          35,064
MFS Investors Growth Stock
 Series -- Class INIT.........     1.60%       17,128     7.701867         131,914
MFS Investors Growth Stock
 Series -- Class INIT.........     1.65%      131,431     6.169404         810,851
MFS Investors Growth Stock
 Series -- Class INIT.........     1.70%       66,766     6.162101         411,418
MFS Investors Growth Stock
 Series -- Class INIT.........     1.80%        7,082     7.632162          54,054
MFS Investors Growth Stock
 Series -- Class INIT.........     1.85%      298,191     6.121203       1,825,285
MFS Investors Growth Stock
 Series -- Class INIT.........     1.90%        3,874     7.610865          29,481
MFS Investors Growth Stock
 Series -- Class INIT.........     1.95%       76,833     7.601666         584,055
MFS Investors Growth Stock
 Series -- Class INIT.........     2.00%       48,907     6.099022         298,286
MFS Investors Growth Stock
 Series -- Class INIT.........     2.05%        9,440     6.091654          57,506
MFS Investors Growth Stock
 Series -- Class INIT.........     2.10%       28,789     7.574124         218,054
MFS Investors Growth Stock
 Series -- Class INIT.........     2.15%       91,556     7.567817         692,876
MFS Investors Growth Stock
 Series -- Class INIT.........     2.20%       66,749     6.069585         405,141
MFS Investors Growth Stock
 Series -- Class INIT.........     2.25%       21,821     6.064512         132,332
MFS Investors Growth Stock
 Series -- Class INIT.........     2.30%       88,003     5.895131         518,787
MFS Investors Growth Stock
 Series -- Class INIT.........     2.35%           29     7.473443             214
MFS Investors Growth Stock
 Series -- Class INIT.........     2.40%       44,486     5.878665         261,516
MFS Investors Growth Stock
 Series -- Class INIT.........     2.45%       32,775     6.044293         198,099
MFS Investors Growth Stock
 Series -- Class INIT.........     2.60%       11,018     6.035213          66,497
MFS Investors Trust Series --
 Class INIT...................     1.30%       34,461     1.034845          35,661
MFS Investors Trust Series --
 Class INIT...................     1.40%      122,166     8.380645       1,023,831
MFS Investors Trust Series --
 Class INIT...................     1.50%      655,035     8.393491       5,498,027
MFS Investors Trust Series --
 Class INIT...................     1.55%       11,206     8.311730          93,139
MFS Investors Trust Series --
 Class INIT...................     1.60%       64,877     8.315153         539,460
MFS Investors Trust Series --
 Class INIT...................     1.65%      163,157     8.337775       1,360,364

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
MFS Investors Trust Series --
 Class INIT...................     1.70%      118,352   $ 8.327875  $      985,620
MFS Investors Trust Series --
 Class INIT...................     1.75%        1,966     8.246769          16,210
MFS Investors Trust Series --
 Class INIT...................     1.80%       23,335     8.239891         192,279
MFS Investors Trust Series --
 Class INIT...................     1.85%      416,557     8.272616       3,446,012
MFS Investors Trust Series --
 Class INIT...................     1.90%        7,340     8.216910          60,316
MFS Investors Trust Series --
 Class INIT...................     1.95%      358,666     8.206973       2,943,561
MFS Investors Trust Series --
 Class INIT...................     2.00%       38,409     8.242657         316,596
MFS Investors Trust Series --
 Class INIT...................     2.05%        9,307     8.232712          76,624
MFS Investors Trust Series --
 Class INIT...................     2.10%      301,126     8.177243       2,462,379
MFS Investors Trust Series --
 Class INIT...................     2.15%      118,590     8.170420         968,931
MFS Investors Trust Series --
 Class INIT...................     2.20%       50,885     8.202867         417,399
MFS Investors Trust Series --
 Class INIT...................     2.25%       10,205     8.196042          83,642
MFS Investors Trust Series --
 Class INIT...................     2.30%       97,445     8.022764         781,780
MFS Investors Trust Series --
 Class INIT...................     2.40%       22,043     8.000393         176,353
MFS Investors Trust Series --
 Class INIT...................     2.45%        8,900     8.168698          72,698
MFS Investors Trust Series --
 Class INIT...................     2.60%       28,540     8.156435         232,783
MFS Total Return Series --
 Class INIT...................     1.30%      275,820     1.153245         318,088
MFS Total Return Series --
 Class INIT...................     1.40%    1,325,814    12.917678      17,126,436
MFS Total Return Series --
 Class INIT...................     1.50%    2,750,142    12.922874      35,539,735
MFS Total Return Series --
 Class INIT...................     1.55%      125,340    12.811508       1,605,793
MFS Total Return Series --
 Class INIT...................     1.60%      254,340    12.816786       3,259,819
MFS Total Return Series --
 Class INIT...................     1.65%    1,058,293    12.837160      13,585,472
MFS Total Return Series --
 Class INIT...................     1.70%      687,314    12.821937       8,812,698
MFS Total Return Series --
 Class INIT...................     1.75%        3,480    12.711434          44,238
MFS Total Return Series --
 Class INIT...................     1.80%      131,347    12.700809       1,668,210
MFS Total Return Series --
 Class INIT...................     1.85%    3,601,747    12.736882      45,875,026
MFS Total Return Series --
 Class INIT...................     1.90%      210,079    12.665393       2,660,739
MFS Total Return Series --
 Class INIT...................     1.95%    1,194,304    12.650086      15,108,054
MFS Total Return Series --
 Class INIT...................     2.00%      567,049    12.690760       7,196,288
MFS Total Return Series --
 Class INIT...................     2.05%      141,797    12.675426       1,797,332
MFS Total Return Series --
 Class INIT...................     2.10%    1,090,078    12.604277      13,739,646
MFS Total Return Series --
 Class INIT...................     2.15%      857,992    12.593753      10,805,335
MFS Total Return Series --
 Class INIT...................     2.20%      409,182    12.629515       5,167,773
MFS Total Return Series --
 Class INIT...................     2.25%      302,463    12.618972       3,816,775
MFS Total Return Series --
 Class INIT...................     2.30%      834,771    11.837995       9,882,011
MFS Total Return Series --
 Class INIT...................     2.35%        4,001    12.436857          49,756
MFS Total Return Series --
 Class INIT...................     2.40%      304,692    11.804998       3,596,883
MFS Total Return Series --
 Class INIT...................     2.45%      228,718    12.576878       2,876,555
MFS Total Return Series --
 Class INIT...................     2.60%      217,516    12.557976       2,731,557
Core Plus Fixed Income --
 Class A......................     1.30%      983,600     1.130940       1,112,392
Core Plus Fixed Income --
 Class A......................     1.40%    2,279,611    13.358160      30,451,404
Core Plus Fixed Income --
 Class A......................     1.50%    1,840,563    12.795239      23,550,446
Core Plus Fixed Income --
 Class A......................     1.55%      203,941    13.252092       2,702,639
Core Plus Fixed Income --
 Class A......................     1.60%      163,834    13.253834       2,171,429
Core Plus Fixed Income --
 Class A......................     1.65%      656,780    13.181859       8,657,588
Core Plus Fixed Income --
 Class A......................     1.70%      225,731    12.695322       2,865,727
Core Plus Fixed Income --
 Class A......................     1.75%        2,129    13.148607          28,000
Core Plus Fixed Income --
 Class A......................     1.80%      124,726    13.080943       1,631,531
Core Plus Fixed Income --
 Class A......................     1.85%    1,882,576    13.078940      24,622,103
Core Plus Fixed Income --
 Class A......................     1.90%       65,195    13.100982         854,122

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Core Plus Fixed Income --
 Class A......................     1.95%      717,586   $13.085176  $    9,389,741
Core Plus Fixed Income --
 Class A......................     2.00%      550,626    12.978787       7,146,461
Core Plus Fixed Income --
 Class A......................     2.05%       68,978    13.015810         897,802
Core Plus Fixed Income --
 Class A......................     2.10%      465,542    13.037761       6,069,628
Core Plus Fixed Income --
 Class A......................     2.15%      328,431    12.931789       4,247,203
Core Plus Fixed Income --
 Class A......................     2.20%      235,540    12.968699       3,054,652
Core Plus Fixed Income --
 Class A......................     2.25%      116,565    12.957862       1,510,434
Core Plus Fixed Income --
 Class A......................     2.30%      576,287    12.951366       7,463,704
Core Plus Fixed Income --
 Class A......................     2.40%      117,228    12.862928       1,507,894
Core Plus Fixed Income --
 Class A......................     2.45%       67,217    12.847883         863,593
Core Plus Fixed Income --
 Class A......................     2.60%       65,379    12.828577         838,716
Emerging Markets Debt -- Class
 A............................     1.30%       21,502     1.400388          30,111
Emerging Markets Debt -- Class
 A............................     1.40%      206,326    15.142234       3,124,234
Emerging Markets Debt -- Class
 A............................     1.50%       62,406    16.078001       1,003,371
Emerging Markets Debt -- Class
 A............................     1.55%       30,927    15.014206         464,342
Emerging Markets Debt -- Class
 A............................     1.60%       10,187    15.024005         153,052
Emerging Markets Debt -- Class
 A............................     1.65%       33,961    18.537021         629,538
Emerging Markets Debt -- Class
 A............................     1.70%       23,263    15.952472         371,101
Emerging Markets Debt -- Class
 A............................     1.80%        2,536    18.391878          46,646
Emerging Markets Debt -- Class
 A............................     1.85%       87,279    18.392308       1,605,262
Emerging Markets Debt -- Class
 A............................     1.90%        8,411    14.843041         124,841
Emerging Markets Debt -- Class
 A............................     1.95%       52,289    14.825119         775,187
Emerging Markets Debt -- Class
 A............................     2.00%       15,049    18.248280         274,614
Emerging Markets Debt -- Class
 A............................     2.05%        2,923    18.303621          53,493
Emerging Markets Debt -- Class
 A............................     2.10%       35,860    14.771467         529,705
Emerging Markets Debt -- Class
 A............................     2.15%       16,096    18.182239         292,659
Emerging Markets Debt -- Class
 A............................     2.20%       20,743    18.237359         378,290
Emerging Markets Debt -- Class
 A............................     2.25%       13,119    18.222130         239,061
Emerging Markets Debt -- Class
 A............................     2.30%       29,105    18.213001         530,090
Emerging Markets Debt -- Class
 A............................     2.40%       13,350    18.085485         241,434
Emerging Markets Debt -- Class
 A............................     2.45%        3,155    18.064367          56,994
Emerging Markets Debt -- Class
 A............................     2.60%        7,468    18.037236         134,699
Emerging Markets Equity --
 Class........................     1.30%       65,220     1.443391          94,138
Emerging Markets Equity --
 Class........................     1.40%      372,182    12.835330       4,777,080
Emerging Markets Equity --
 Class........................     1.50%       92,324     9.834168         907,926
Emerging Markets Equity --
 Class........................     1.55%       71,060    12.733384         904,833
Emerging Markets Equity --
 Class........................     1.60%        6,500    12.735084          82,774
Emerging Markets Equity --
 Class........................     1.65%       58,786    12.665935         744,582
Emerging Markets Equity --
 Class........................     1.70%       24,901     9.757354         242,965
Emerging Markets Equity --
 Class........................     1.75%          508    12.633971           6,417
Emerging Markets Equity --
 Class........................     1.80%       10,181    12.568951         127,962
Emerging Markets Equity --
 Class........................     1.85%      134,236    12.567009       1,686,948
Emerging Markets Equity --
 Class........................     1.90%       11,757    12.588244         148,005
Emerging Markets Equity --
 Class........................     1.95%       48,811    12.573058         613,707
Emerging Markets Equity --
 Class........................     2.00%       14,033    12.470778         175,002
Emerging Markets Equity --
 Class........................     2.05%        4,674    12.506419          58,451
Emerging Markets Equity --
 Class........................     2.10%       38,784    12.527574         485,871
Emerging Markets Equity --
 Class........................     2.15%       19,697    12.425629         244,743
Emerging Markets Equity --
 Class........................     2.20%       23,871    12.461184         297,465
Emerging Markets Equity --
 Class........................     2.25%       18,526    12.450787         230,658

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Emerging Markets Equity --
 Class........................     2.30%       31,602   $12.444562  $      393,276
Emerging Markets Equity --
 Class........................     2.35%            4    12.365759              55
Emerging Markets Equity --
 Class........................     2.40%       19,120    12.359564         236,314
Emerging Markets Equity --
 Class........................     2.45%        4,718    12.345153          58,240
Emerging Markets Equity --
 Class........................     2.60%        4,107    12.326618          50,623
Technology -- Class...........     1.40%      275,248     2.437206         670,836
Technology -- Class...........     1.50%      263,103     2.428270         638,884
Technology -- Class...........     1.55%       75,580     2.422040         183,057
Technology -- Class...........     1.60%       19,045     2.418128          46,054
Technology -- Class...........     1.65%      100,814     2.413155         243,280
Technology -- Class...........     1.70%       81,598     2.409260         196,590
Technology -- Class...........     1.75%        2,051     2.403075           4,928
Technology -- Class...........     1.80%        8,059     2.401072          19,350
Technology -- Class...........     1.85%    1,109,884     2.394272       2,657,364
Technology -- Class...........     1.90%        6,818     2.394361          16,326
Technology -- Class...........     1.95%      241,818     2.391459         578,297
Technology -- Class...........     2.00%      122,479     2.385610         292,187
Technology -- Class...........     2.05%       36,807     2.382683          87,699
Technology -- Class...........     2.10%       39,581     2.382817          94,312
Technology -- Class...........     2.15%      144,385     2.380824         343,755
Technology -- Class...........     2.20%       96,252     2.374072         228,509
Technology -- Class...........     2.25%       60,937     2.372080         144,547
Technology -- Class...........     2.30%        3,458     2.370898           8,198
Technology -- Class...........     2.35%           29     2.368122              68
Technology -- Class...........     2.40%       23,880     2.366939          56,524
Technology -- Class...........     2.45%       38,728     2.364172          91,559
Technology -- Class...........     2.60%        4,925     2.360626          11,627
High Yield -- Class...........     1.30%      140,656     1.267156         178,234
High Yield -- Class...........     1.40%    1,081,531    10.727163      11,601,757
High Yield -- Class...........     1.50%      339,577    10.330559       3,508,015
High Yield -- Class...........     1.55%       74,431    10.636468         791,680
High Yield -- Class...........     1.60%       40,082    10.643385         426,608
High Yield -- Class...........     1.65%      181,813    10.571326       1,922,002
High Yield -- Class...........     1.70%       90,476    10.249870         927,366
High Yield -- Class...........     1.80%       17,905    10.488476         187,794
High Yield -- Class...........     1.85%      566,863    10.488745       5,945,686
High Yield -- Class...........     1.90%       13,894    10.515236         146,096
High Yield -- Class...........     1.95%      191,462    10.502524       2,010,838
High Yield -- Class...........     2.00%       89,428    10.406548         930,634
High Yield -- Class...........     2.05%       21,143    10.438155         220,692
High Yield -- Class...........     2.10%      187,510    10.464486       1,962,192
High Yield -- Class...........     2.15%      109,232    10.368894       1,132,614
High Yield -- Class...........     2.20%       63,404    10.400375         659,422
High Yield -- Class...........     2.25%       69,924    10.391682         726,631
High Yield -- Class...........     2.30%      108,457    10.386478       1,126,487
High Yield -- Class...........     2.40%       47,330    10.313698         488,150
High Yield -- Class...........     2.45%       25,556    10.301642         263,272
High Yield -- Class...........     2.60%       26,767    10.286162         275,333
U.S. Mid Cap Value -- Class
 A............................     1.30%      606,173     1.115456         676,159
U.S. Mid Cap Value -- Class
 A............................     1.40%    1,399,216    13.981589      19,563,266

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
U.S. Mid Cap Value -- Class
 A............................     1.50%      565,471   $10.940048  $    6,186,283
U.S. Mid Cap Value -- Class
 A............................     1.55%      194,184    13.863470       2,692,064
U.S. Mid Cap Value -- Class
 A............................     1.60%       96,292    13.872371       1,335,801
U.S. Mid Cap Value -- Class
 A............................     1.65%      302,934    15.258255       4,622,244
U.S. Mid Cap Value -- Class
 A............................     1.70%      200,009    10.854584       2,171,013
U.S. Mid Cap Value -- Class
 A............................     1.75%        2,214    13.755182          30,453
U.S. Mid Cap Value -- Class
 A............................     1.80%       29,972    15.138757         453,743
U.S. Mid Cap Value -- Class
 A............................     1.85%      599,056    15.139083       9,069,158
U.S. Mid Cap Value -- Class
 A............................     1.90%       46,447    13.705391         636,576
U.S. Mid Cap Value -- Class
 A............................     1.95%      310,096    13.688840       4,244,853
U.S. Mid Cap Value -- Class
 A............................     2.00%       89,029    15.020508       1,337,263
U.S. Mid Cap Value -- Class
 A............................     2.05%       32,015    15.066073         482,336
U.S. Mid Cap Value -- Class
 A............................     2.10%      221,691    13.639290       3,023,710
U.S. Mid Cap Value -- Class
 A............................     2.15%      164,874    14.966117       2,467,517
U.S. Mid Cap Value -- Class
 A............................     2.20%      123,507    15.011513       1,854,032
U.S. Mid Cap Value -- Class
 A............................     2.25%       83,748    14.998977       1,256,132
U.S. Mid Cap Value -- Class
 A............................     2.30%      310,905    14.991470       4,660,919
U.S. Mid Cap Value -- Class
 A............................     2.35%           31    14.893935             456
U.S. Mid Cap Value -- Class
 A............................     2.40%      100,627    14.886483       1,497,988
U.S. Mid Cap Value -- Class
 A............................     2.45%       44,106    14.869100         655,820
U.S. Mid Cap Value -- Class
 A............................     2.60%       63,047     14.84675         936,040
American Opportunities --
 Class X......................     1.30%    5,742,549     0.983629       5,648,538
American Opportunities --
 Class X......................     1.40%    6,720,853    25.448759     171,037,370
American Opportunities --
 Class X......................     1.55%      402,297    25.233363      10,151,303
American Opportunities --
 Class X......................     1.60%        2,198    25.249870          55,509
American Opportunities --
 Class X......................     1.65%      480,762    10.873574       5,227,600
American Opportunities --
 Class X......................     1.75%          790    25.036169          19,781
American Opportunities --
 Class X......................     1.80%       48,851    10.788258         527,022
American Opportunities --
 Class X......................     1.85%           12    10.788577             124
American Opportunities --
 Class X......................     1.90%        1,461    24.945476          36,437
American Opportunities --
 Class X......................     2.15%        1,940    10.665165          20,689
American Opportunities --
 Class Y......................     1.50%    1,959,012     6.386781      12,511,780
American Opportunities --
 Class Y......................     1.60%       55,489     6.349667         352,336
American Opportunities --
 Class Y......................     1.65%      736,079     6.344389       4,669,969
American Opportunities --
 Class Y......................     1.70%      325,586     6.336864       2,063,193
American Opportunities --
 Class Y......................     1.80%       14,548     6.300062          91,653
American Opportunities --
 Class Y......................     1.85%    1,636,278     6.294792      10,300,031
American Opportunities --
 Class Y......................     1.90%       16,941     6.289546         106,552
American Opportunities --
 Class Y......................     1.95%      365,899     6.277234       2,296,831
American Opportunities --
 Class Y......................     2.00%      294,124     6.272001       1,844,748
American Opportunities --
 Class Y......................     2.05%       52,323     6.264410         327,772
American Opportunities --
 Class Y......................     2.10%       82,147     6.259182         514,171
American Opportunities --
 Class Y......................     2.15%      135,096     6.246955         843,937
American Opportunities --
 Class Y......................     2.20%      330,653     6.241739       2,063,848
American Opportunities --
 Class Y......................     2.25%      114,418     6.236521         713,569
American Opportunities --
 Class Y......................     2.30%      108,480     6.233395         676,198
American Opportunities --
 Class Y......................     2.35%        4,587     6.230272          28,579
American Opportunities --
 Class Y......................     2.40%       65,838     6.227146         409,981
American Opportunities --
 Class Y......................     2.45%       27,272     6.215728         169,516
American Opportunities --
 Class Y......................     2.60%        8,090     6.206381          50,212

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Balanced Growth -- Class X....     1.30%    2,034,268   $ 1.113625  $    2,265,411
Balanced Growth -- Class X....     1.40%    2,598,316    21.530461      55,942,933
Balanced Growth -- Class X....     1.55%      158,577    21.348303       3,385,347
Balanced Growth -- Class X....     1.60%          140    21.362243           2,980
Balanced Growth -- Class X....     1.65%      146,066    12.826123       1,873,456
Balanced Growth -- Class X....     1.75%          436    21.181546           9,244
Balanced Growth -- Class X....     1.80%       12,650    12.725538         160,974
Balanced Growth -- Class X....     2.00%           80    12.626120           1,011
Balanced Growth -- Class X....     2.05%        2,544    12.619786          32,104
Balanced Growth -- Class X....     2.15%          217    12.580404           2,727
Balanced Growth -- Class Y....     1.50%      434,326    12.191036       5,294,885
Balanced Growth -- Class Y....     1.60%       24,308    12.120272         294,620
Balanced Growth -- Class Y....     1.65%      499,855    12.110158       6,053,327
Balanced Growth -- Class Y....     1.70%       67,086    12.095803         811,463
Balanced Growth -- Class Y....     1.80%        3,562    12.025581          42,834
Balanced Growth -- Class Y....     1.85%      418,645    12.015535       5,030,249
Balanced Growth -- Class Y....     1.90%       18,535    12.005520         222,525
Balanced Growth -- Class Y....     1.95%      128,838    11.982051       1,543,739
Balanced Growth -- Class Y....     2.00%       98,213    11.972043       1,175,810
Balanced Growth -- Class Y....     2.05%       14,686    11.957570         175,603
Balanced Growth -- Class Y....     2.10%      147,027    11.947584       1,756,615
Balanced Growth -- Class Y....     2.15%       38,060    11.924222         453,841
Balanced Growth -- Class Y....     2.20%       81,778    11.914271         974,323
Balanced Growth -- Class Y....     2.25%       17,408    11.904318         207,230
Balanced Growth -- Class Y....     2.30%       30,712    11.898361         365,425
Balanced Growth -- Class Y....     2.40%       20,172    11.886438         239,770
Balanced Growth -- Class Y....     2.45%       23,258    11.864627         275,944
Balanced Growth -- Class Y....     2.60%       43,393    11.846797         514,066
Capital Opportunities -- Class
 X............................     1.30%      508,885     0.994021         505,842
Capital Opportunities -- Class
 X............................     1.40%    1,971,347     9.456895      18,642,820
Capital Opportunities -- Class
 X............................     1.55%      192,614     9.376736       1,806,088
Capital Opportunities -- Class
 X............................     1.60%        2,781     9.382907          26,092
Capital Opportunities -- Class
 X............................     1.65%      107,916     8.204194         885,360
Capital Opportunities -- Class
 X............................     1.80%       14,836     8.139738         120,758
Capital Opportunities -- Class
 X............................     1.90%        1,451     9.269697          13,453
Capital Opportunities -- Class
 X............................     2.15%        1,936     8.046816          15,580
Capital Opportunities -- Class
 Y............................     1.50%    1,299,488     3.633484       4,721,668
Capital Opportunities -- Class
 Y............................     1.60%       70,918     3.612365         256,180
Capital Opportunities -- Class
 Y............................     1.65%      393,065     3.609337       1,418,706
Capital Opportunities -- Class
 Y............................     1.70%      138,472     3.605084         499,204
Capital Opportunities -- Class
 Y............................     1.80%       20,115     3.584100          72,095
Capital Opportunities -- Class
 Y............................     1.85%      630,641     3.581115       2,258,397
Capital Opportunities -- Class
 Y............................     1.90%       31,839     3.578114         113,924
Capital Opportunities -- Class
 Y............................     1.95%      117,709     3.571109         420,350
Capital Opportunities -- Class
 Y............................     2.00%       59,988     3.568139         214,044
Capital Opportunities -- Class
 Y............................     2.05%       14,063     3.563829          50,120
Capital Opportunities -- Class
 Y............................     2.10%       66,341     3.560868         236,230
Capital Opportunities -- Class
 Y............................     2.15%       69,265     3.553905         246,161
Capital Opportunities -- Class
 Y............................     2.20%      112,563     3.550943         399,704
Capital Opportunities -- Class
 Y............................     2.25%       42,957     3.547969         152,409

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Capital Opportunities -- Class
 Y............................     2.30%       87,291   $ 3.546183  $      309,549
Capital Opportunities -- Class
 Y............................     2.35%           74     3.544412             261
Capital Opportunities -- Class
 Y............................     2.40%       41,934     3.542646         148,556
Capital Opportunities -- Class
 Y............................     2.45%       40,667     3.536144         143,805
Capital Opportunities -- Class
 Y............................     2.60%       26,501     3.530842          93,573
Developing Growth -- Class
 X............................     1.30%    1,329,229     1.250444       1,662,127
Developing Growth -- Class
 X............................     1.40%    1,585,659     26.25339      41,628,913
Developing Growth -- Class
 X............................     1.55%       96,438    26.031134       2,510,399
Developing Growth -- Class
 X............................     1.60%          100    26.048163           2,599
Developing Growth -- Class
 X............................     1.65%       77,714    13.830117       1,074,790
Developing Growth -- Class
 X............................     1.80%        7,051    13.721562          96,751
Developing Growth -- Class
 X............................     1.90%          618    25.734166          15,903
Developing Growth -- Class
 X............................     2.15%        2,128    13.564996          28,865
Developing Growth -- Class
 Y............................     1.50%      368,533     7.497444       2,763,054
Developing Growth -- Class
 Y............................     1.60%       10,422     7.453881          77,684
Developing Growth -- Class
 Y............................     1.65%       72,909     7.447664         543,002
Developing Growth -- Class
 Y............................     1.70%       30,647     7.438827         227,980
Developing Growth -- Class
 Y............................     1.80%        7,606     7.395611          56,250
Developing Growth -- Class
 Y............................     1.85%      247,404     7.389456       1,828,179
Developing Growth -- Class
 Y............................     1.90%       12,118     7.383275          89,470
Developing Growth -- Class
 Y............................     1.95%       58,298     7.368845         429,585
Developing Growth -- Class
 Y............................     2.00%       19,096     7.362704         140,598
Developing Growth -- Class
 Y............................     2.05%       17,491     7.353790         128,624
Developing Growth -- Class
 Y............................     2.10%       50,228     7.347654         369,061
Developing Growth -- Class
 Y............................     2.15%       37,350     7.333297         273,896
Developing Growth -- Class
 Y............................     2.20%       19,239     7.327171         140,968
Developing Growth -- Class
 Y............................     2.25%       54,727     7.321061         400,658
Developing Growth -- Class
 Y............................     2.30%       51,934     7.317389         380,023
Developing Growth -- Class
 Y............................     2.35%           90     7.313735             657
Developing Growth -- Class
 Y............................     2.40%       14,292     7.310065         104,476
Developing Growth -- Class
 Y............................     2.45%        6,300     7.296658          45,965
Developing Growth -- Class
 Y............................     2.60%        2,901     7.285686          21,134
Flexible Income -- Class X....     1.30%      771,563     1.285868         992,128
Flexible Income -- Class X....     1.40%    2,516,763    13.696791      34,471,579
Flexible Income -- Class X....     1.55%       89,675    13.580879       1,217,868
Flexible Income -- Class X....     1.65%      195,716    10.705188       2,095,174
Flexible Income -- Class X....     1.80%        6,402    10.621218          67,993
Flexible Income -- Class X....     1.90%          253    13.426039           3,391
Flexible Income -- Class X....     2.15%          599    10.500112           6,294
Flexible Income -- Class Y....     1.50%      488,249    11.167464       5,452,501
Flexible Income -- Class Y....     1.60%       62,093    11.102650         689,396
Flexible Income -- Class Y....     1.65%      170,766    11.093388       1,894,377
Flexible Income -- Class Y....     1.70%      117,390    11.080220       1,300,707
Flexible Income -- Class Y....     1.80%       21,606    11.015934         238,012
Flexible Income -- Class Y....     1.85%      478,463    11.006735       5,266,312
Flexible Income -- Class Y....     1.90%       13,438    10.997531         147,788
Flexible Income -- Class Y....     1.95%      117,297    10.976042       1,287,454
Flexible Income -- Class Y....     2.00%      129,063    10.966873       1,415,419
Flexible Income -- Class Y....     2.05%       34,238    10.953609         375,025
Flexible Income -- Class Y....     2.10%      173,346    10.944469       1,897,178

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Flexible Income -- Class Y....     2.15%       96,659   $10.923075  $    1,055,811
Flexible Income -- Class Y....     2.20%       98,285    10.913957       1,072,673
Flexible Income -- Class Y....     2.25%       23,726    10.904831         258,731
Flexible Income -- Class Y....     2.30%       66,822    10.899372         728,321
Flexible Income -- Class Y....     2.40%       19,304    10.888449         210,194
Flexible Income -- Class Y....     2.45%        7,783    10.868454          84,588
Flexible Income -- Class Y....     2.60%       15,675    10.852128         170,103
Dividend Growth -- Class X....     1.30%    6,945,112     1.041591       7,233,966
Dividend Growth -- Class X....     1.40%    9,470,266    25.973103     245,972,193
Dividend Growth -- Class X....     1.55%      433,505    25.753358      11,164,217
Dividend Growth -- Class X....     1.60%          102    25.770172           2,636
Dividend Growth -- Class X....     1.65%      513,473    11.196050       5,748,866
Dividend Growth -- Class X....     1.80%       40,917    11.108224         454,519
Dividend Growth -- Class X....     1.90%          663    25.459632          16,882
Dividend Growth -- Class X....     2.00%          536    11.021448           5,911
Dividend Growth -- Class X....     2.15%          847    10.981512           9,300
Dividend Growth -- Class Y....     1.50%    1,327,439    11.239673      14,919,976
Dividend Growth -- Class Y....     1.60%      136,188    11.174415       1,521,816
Dividend Growth -- Class Y....     1.65%      475,064    11.165093       5,304,136
Dividend Growth -- Class Y....     1.70%      261,346    11.151822       2,914,487
Dividend Growth -- Class Y....     1.80%       13,410    11.087113         148,675
Dividend Growth -- Class Y....     1.85%    1,270,845    11.077859      14,078,241
Dividend Growth -- Class Y....     1.90%       58,577    11.068604         648,368
Dividend Growth -- Class Y....     1.95%      308,617    11.046964       3,409,280
Dividend Growth -- Class Y....     2.00%      157,986    11.037745       1,743,805
Dividend Growth -- Class Y....     2.05%       30,886    11.024385         340,501
Dividend Growth -- Class Y....     2.10%      242,960    11.015192       2,676,246
Dividend Growth -- Class Y....     2.15%      162,660    10.993643       1,788,230
Dividend Growth -- Class Y....     2.20%      215,011    10.984473       2,361,787
Dividend Growth -- Class Y....     2.25%       99,595    10.975309       1,093,090
Dividend Growth -- Class Y....     2.30%      106,163    10.969807       1,164,584
Dividend Growth -- Class Y....     2.35%           39    10.964316             425
Dividend Growth -- Class Y....     2.40%       65,388    10.958814         716,571
Dividend Growth -- Class Y....     2.45%       45,021    10.938705         492,477
Dividend Growth -- Class Y....     2.60%       43,862    10.922263         479,068
Global Equity -- Class X......     1.30%    2,323,692     1.125673       2,615,718
Global Equity -- Class X......     1.40%    3,273,688    17.250370      56,472,332
Global Equity -- Class X......     1.55%      166,454    17.104459       2,847,113
Global Equity -- Class X......     1.60%          499    17.115549           8,542
Global Equity -- Class X......     1.65%      162,190    11.931730       1,935,205
Global Equity -- Class X......     1.75%        1,092    16.970796          18,535
Global Equity -- Class X......     1.80%       20,302    11.838091         240,342
Global Equity -- Class X......     1.90%        1,662    16.909326          28,106
Global Equity -- Class X......     2.00%           43    11.745573             507
Global Equity -- Class X......     2.15%          719    11.703037           8,418
Global Equity -- Class Y......     1.50%      181,194     8.446494       1,530,452
Global Equity -- Class Y......     1.60%       27,783     8.397461         233,306
Global Equity -- Class Y......     1.65%      101,689     8.390449         853,217
Global Equity -- Class Y......     1.70%       57,095     8.380489         478,481
Global Equity -- Class Y......     1.80%        2,962     8.331829          24,683

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Global Equity -- Class Y......     1.85%      245,874   $ 8.324887  $    2,046,876
Global Equity -- Class Y......     1.90%       11,387     8.317939          94,720
Global Equity -- Class Y......     1.95%       73,109     8.301657         606,924
Global Equity -- Class Y......     2.00%       27,067     8.294720         224,510
Global Equity -- Class Y......     2.05%       17,891     8.284694         148,223
Global Equity -- Class Y......     2.10%       42,245     8.277784         349,692
Global Equity -- Class Y......     2.15%       20,767     8.261592         171,569
Global Equity -- Class Y......     2.20%       29,392     8.254710         242,623
Global Equity -- Class Y......     2.25%       21,862     8.247827         180,310
Global Equity -- Class Y......     2.30%       22,408     8.243688         184,723
Global Equity -- Class Y......     2.35%           64     8.239567             527
Global Equity -- Class Y......     2.40%        8,502     8.235429          70,014
Global Equity -- Class Y......     2.45%        4,896     8.220321          40,244
Global Equity -- Class Y......     2.60%       20,750     8.207970         170,319
Growth -- Class X.............     1.30%      704,230     0.977539         688,413
Growth -- Class X.............     1.40%    1,528,346    17.486413      26,725,284
Growth -- Class X.............     1.55%      102,376    17.338442       1,775,047
Growth -- Class X.............     1.60%        2,448    17.349745          42,467
Growth -- Class X.............     1.65%       96,424    10.069612         970,954
Growth -- Class X.............     1.80%       17,333     9.990589         173,169
Growth -- Class X.............     1.90%          916    17.140639          15,698
Growth -- Class X.............     2.00%           26     9.912520             256
Growth -- Class X.............     2.15%          508     9.876638           5,017
Growth -- Class Y.............     1.50%      239,651     6.281714       1,505,420
Growth -- Class Y.............     1.60%       22,633     6.245223         141,348
Growth -- Class Y.............     1.65%      144,696     6.240014         902,906
Growth -- Class Y.............     1.70%       66,087     6.232624         411,897
Growth -- Class Y.............     1.80%       58,111     6.196422         360,078
Growth -- Class Y.............     1.85%      249,672     6.191255       1,545,784
Growth -- Class Y.............     1.90%       14,144     6.186082          87,496
Growth -- Class Y.............     1.95%       82,892     6.173978         511,772
Growth -- Class Y.............     2.00%       98,289     6.168831         606,329
Growth -- Class Y.............     2.05%        1,046     6.161372           6,448
Growth -- Class Y.............     2.10%      179,038     6.156223       1,102,196
Growth -- Class Y.............     2.15%       39,835     6.144198         244,755
Growth -- Class Y.............     2.20%       47,129     6.139053         289,330
Growth -- Class Y.............     2.25%       40,991     6.133925         251,434
Growth -- Class Y.............     2.30%      189,784     6.130859       1,163,540
Growth -- Class Y.............     2.35%           62     6.127782             381
Growth -- Class Y.............     2.40%       68,077     6.124705         416,955
Growth -- Class Y.............     2.45%       36,792     6.113477         224,925
Growth -- Class Y.............     2.60%       39,724     6.104294         242,487
Money Market -- Class X.......     1.30%      633,558     0.988854         626,496
Money Market -- Class X.......     1.40%    4,378,462    12.796472      56,028,870
Money Market -- Class X.......     1.55%      221,175    12.688395       2,806,361
Money Market -- Class X.......     1.65%      196,770    10.887507       2,142,335
Money Market -- Class X.......     1.65%            7     7.288168              49
Money Market -- Class X.......     1.80%       21,921    10.802167         236,794
Money Market -- Class X.......     1.90%        1,930    12.543697          24,211
Money Market -- Class X.......     1.95%          191     7.234316           1,379

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Money Market -- Class X.......     2.15%        2,823   $10.678971  $       30,147
Money Market -- Class X.......     2.20%           15     7.170072             105
Money Market -- Class Y.......     1.50%      625,798    10.154680       6,354,778
Money Market -- Class Y.......     1.60%       96,505    10.095745         974,292
Money Market -- Class Y.......     1.65%      347,609    10.087330       3,506,448
Money Market -- Class Y.......     1.70%      191,043    10.075412       1,924,833
Money Market -- Class Y.......     1.80%        9,366    10.016915          93,820
Money Market -- Class Y.......     1.85%      678,592    10.008523       6,791,708
Money Market -- Class Y.......     1.90%       30,220    10.000183         302,203
Money Market -- Class Y.......     1.95%      188,325     9.980610       1,879,595
Money Market -- Class Y.......     2.00%      105,619     9.972304       1,053,264
Money Market -- Class Y.......     2.05%       54,267     9.960238         540,514
Money Market -- Class Y.......     2.10%      148,854     9.951902       1,481,379
Money Market -- Class Y.......     2.15%       89,208     9.932425         886,048
Money Market -- Class Y.......     2.20%       53,857     9.924143         534,486
Money Market -- Class Y.......     2.25%       48,583     9.915825         481,740
Money Market -- Class Y.......     2.30%      165,793     9.910881       1,643,151
Money Market -- Class Y.......     2.40%       64,100     9.900939         634,649
Money Market -- Class Y.......     2.45%       35,971     9.882751         355,488
Money Market -- Class Y.......     2.60%       15,700     9.867901         154,929
Utilities -- Class X..........     1.30%    1,160,935     1.173772       1,362,673
Utilities -- Class X..........     1.40%    2,152,830    23.503803      50,599,687
Utilities -- Class X..........     1.55%      130,931    23.305030       3,051,349
Utilities -- Class X..........     1.60%           92    23.320186           2,150
Utilities -- Class X..........     1.65%      151,931    12.789605       1,943,144
Utilities -- Class X..........     1.75%          176    23.122979           4,065
Utilities -- Class X..........     1.80%       11,224    12.689292         142,420
Utilities -- Class X..........     1.90%          541    23.039290          12,454
Utilities -- Class Y..........     1.50%      700,845     7.640628       5,354,892
Utilities -- Class Y..........     1.60%       15,375     7.596278         116,790
Utilities -- Class Y..........     1.65%      239,388     7.589944       1,816,938
Utilities -- Class Y..........     1.70%      143,242     7.580927       1,085,908
Utilities -- Class Y..........     1.80%        5,136     7.536932          38,712
Utilities -- Class Y..........     1.85%      402,507     7.530641       3,031,139
Utilities -- Class Y..........     1.90%        3,515     7.524335          26,449
Utilities -- Class Y..........     1.95%      102,939     7.509656         773,037
Utilities -- Class Y..........     2.00%       33,854     7.503381         254,022
Utilities -- Class Y..........     2.05%       21,114     7.494337         158,236
Utilities -- Class Y..........     2.10%       27,193     7.488076         203,622
Utilities -- Class Y..........     2.15%       58,561     7.473436         437,655
Utilities -- Class Y..........     2.20%       61,240     7.467210         457,296
Utilities -- Class Y..........     2.25%       20,786     7.460962         155,082
Utilities -- Class Y..........     2.30%       36,947     7.457224         275,522
Utilities -- Class Y..........     2.40%       15,261     7.449764         113,688
Utilities -- Class Y..........     2.45%       10,450     7.436105          77,709
Utilities -- Class Y..........     2.60%       16,771     7.424930         124,523
Equally-Weighted S&P 500 --
 Class X......................     1.30%    2,942,136     1.235637       3,635,413
Equally-Weighted S&P 500 --
 Class X......................     1.40%    3,572,573    30.236376     108,021,671
Equally-Weighted S&P 500 --
 Class X......................     1.55%      185,740    29.980678       5,568,616
Equally-Weighted S&P 500 --
 Class X......................     1.60%          463    30.000165          13,900

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Equally-Weighted S&P 500 --
 Class X......................     1.65%      112,200   $16.153487  $    1,812,419
Equally-Weighted S&P 500 --
 Class X......................     1.75%          169    29.746462           5,036
Equally-Weighted S&P 500 --
 Class X......................     1.80%       13,752    16.026796         220,403
Equally-Weighted S&P 500 --
 Class X......................     1.85%           20    16.027270             320
Equally-Weighted S&P 500 --
 Class X......................     1.90%          655    29.638766          19,415
Equally-Weighted S&P 500 --
 Class X......................     2.00%          758    15.901584          12,058
Equally-Weighted S&P 500 --
 Class X......................     2.15%        2,403    15.844018          38,069
Equally-Weighted S&P 500 --
 Class Y......................     1.50%      835,187    13.520273      11,291,961
Equally-Weighted S&P 500 --
 Class Y......................     1.60%      133,317    13.441775       1,792,021
Equally-Weighted S&P 500 --
 Class Y......................     1.65%      418,626    13.430550       5,622,371
Equally-Weighted S&P 500 --
 Class Y......................     1.70%      134,726    13.414646       1,807,300
Equally-Weighted S&P 500 --
 Class Y......................     1.80%       63,905    13.336773         852,287
Equally-Weighted S&P 500 --
 Class Y......................     1.85%    1,034,863    13.325648      13,790,220
Equally-Weighted S&P 500 --
 Class Y......................     1.90%       62,003    13.314519         825,537
Equally-Weighted S&P 500 --
 Class Y......................     1.95%      601,894    13.288491       7,998,269
Equally-Weighted S&P 500 --
 Class Y......................     2.00%      214,072    13.277392       2,842,312
Equally-Weighted S&P 500 --
 Class Y......................     2.05%       53,510    13.261354         709,617
Equally-Weighted S&P 500 --
 Class Y......................     2.10%      524,808    13.250289       6,953,853
Equally-Weighted S&P 500 --
 Class Y......................     2.15%      206,031    13.224379       2,724,630
Equally-Weighted S&P 500 --
 Class Y......................     2.20%      140,019    13.213351       1,850,122
Equally-Weighted S&P 500 --
 Class Y......................     2.25%      157,704    13.202315       2,082,056
Equally-Weighted S&P 500 --
 Class Y......................     2.30%      359,811    13.195701       4,747,961
Equally-Weighted S&P 500 --
 Class Y......................     2.35%           39    13.189095             513
Equally-Weighted S&P 500 --
 Class Y......................     2.40%      170,938    13.182489       2,253,392
Equally-Weighted S&P 500 --
 Class Y......................     2.45%       34,369    13.158298         452,240
Equally-Weighted S&P 500 --
 Class Y......................     2.60%       95,261    13.138524       1,251,585
Small Company Growth Portfolio
 -- Class II..................     1.50%        5,503    11.241435          61,863
Small Company Growth Portfolio
 -- Class II..................     1.60%        6,934    11.233004          77,888
Small Company Growth Portfolio
 -- Class II..................     1.65%        5,279    11.228779          59,276
Small Company Growth Portfolio
 -- Class II..................     1.70%        2,188    11.224564          24,558
Small Company Growth Portfolio
 -- Class II..................     1.80%       17,813    11.216139         199,795
Small Company Growth Portfolio
 -- Class II..................     1.85%        7,280    11.211919          81,621
Small Company Growth Portfolio
 -- Class II..................     1.90%        4,390    11.207727          49,204
Small Company Growth Portfolio
 -- Class II..................     1.95%        3,598    11.203507          40,306
Small Company Growth Portfolio
 -- Class II..................     2.00%       27,323    11.199300         306,003
Small Company Growth Portfolio
 -- Class II..................     2.10%       43,719    11.190895         489,252
Small Company Growth Portfolio
 -- Class II..................     2.15%        1,392    11.186696          15,574
Small Company Growth Portfolio
 -- Class II..................     2.20%        1,303    11.182493          14,575
Small Company Growth Portfolio
 -- Class II..................     2.25%          327    11.178293           3,660
Small Company Growth Portfolio
 -- Class II..................     2.30%       79,446    11.174088         887,733
Small Company Growth Portfolio
 -- Class II..................     2.40%       28,750    11.165706         321,012
Small Company Growth Portfolio
 -- Class II..................     2.45%        1,246    11.161508          13,908
Small Company Growth Portfolio
 -- Class II..................     2.60%       20,510    11.148935         228,666
Global Franchise -- Class
 II...........................     1.50%       38,080    13.590845         517,536
Global Franchise -- Class
 II...........................     1.60%       40,807    13.568212         553,676
Global Franchise -- Class
 II...........................     1.65%       15,452    13.556884         209,487
Global Franchise -- Class
 II...........................     1.70%       18,076    13.545608         244,845
Global Franchise -- Class
 II...........................     1.80%        8,734    13.523050         118,106
Global Franchise -- Class
 II...........................     1.85%       91,297    13.511771       1,233,588
Global Franchise -- Class
 II...........................     1.90%        7,375    13.500512          99,562

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Global Franchise -- Class
 II...........................     1.95%      155,869   $13.489270  $    2,102,552
Global Franchise -- Class
 II...........................     2.00%       16,248    13.478008         218,994
Global Franchise -- Class
 II...........................     2.05%        3,219    13.466788          43,353
Global Franchise -- Class
 II...........................     2.10%      140,788    13.455575       1,894,389
Global Franchise -- Class
 II...........................     2.15%       92,746    13.444368       1,246,909
Global Franchise -- Class
 II...........................     2.20%        5,927    13.433155          79,618
Global Franchise -- Class
 II...........................     2.25%       20,600    13.421973         276,492
Global Franchise -- Class
 II...........................     2.30%      167,168    13.415249       2,242,596
Global Franchise -- Class
 II...........................     2.35%            6    13.408521              86
Global Franchise -- Class
 II...........................     2.40%       23,519    13.401800         315,193
Global Franchise -- Class
 II...........................     2.45%       20,759    13.377287         277,702
Global Franchise -- Class
 II...........................     2.60%       24,431    13.357186         326,324
Equity and Income -- Class
 II...........................     1.50%      243,954    12.750251       3,110,468
Equity and Income -- Class
 II...........................     1.60%       32,148    12.729018         409,212
Equity and Income -- Class
 II...........................     1.65%       14,242    12.718396         181,141
Equity and Income -- Class
 II...........................     1.70%        8,014    12.707802         101,843
Equity and Income -- Class
 II...........................     1.80%        6,339    12.686624          80,419
Equity and Income -- Class
 II...........................     1.85%      251,883    12.676058       3,192,884
Equity and Income -- Class
 II...........................     1.90%       18,614    12.665493         235,751
Equity and Income -- Class
 II...........................     1.95%      445,882    12.654940       5,642,609
Equity and Income -- Class
 II...........................     2.00%       34,032    12.644405         430,313
Equity and Income -- Class
 II...........................     2.05%        4,914    12.633843          62,081
Equity and Income -- Class
 II...........................     2.10%      414,407    12.623325       5,231,193
Equity and Income -- Class
 II...........................     2.15%      119,498    12.612803       1,507,201
Equity and Income -- Class
 II...........................     2.20%        5,205    12.602289          65,592
Equity and Income -- Class
 II...........................     2.25%       36,307    12.591790         457,169
Equity and Income -- Class
 II...........................     2.30%       89,178    12.585474       1,122,347
Equity and Income -- Class
 II...........................     2.40%       28,720    12.572870         361,089
Equity and Income -- Class
 II...........................     2.45%        5,164    12.549855          64,807
Equity and Income -- Class
 II...........................     2.60%       23,098    12.531003         289,444
Enterprise -- Class I.........     1.30%      221,405     0.929417         205,777
Enterprise -- Class I.........     1.40%    1,093,617     7.750029       8,475,565
Enterprise -- Class I.........     1.55%      238,855     7.684460       1,835,471
Enterprise -- Class I.........     1.60%          536     7.689445           4,123
Enterprise -- Class I.........     1.65%       91,123     8.000345         729,013
Enterprise -- Class I.........     1.75%        1,185     7.624407           9,039
Enterprise -- Class I.........     1.80%        7,495     7.937627          59,490
Enterprise -- Class I.........     1.85%           16     7.937791             126
Enterprise -- Class I.........     1.90%          850     7.596761           6,460
Enterprise -- Class I.........     2.15%          622     7.847056           4,882
Enterprise -- Class II........     1.50%      251,517     5.436333       1,367,329
Enterprise -- Class II........     1.60%       20,054     5.404753         108,384
Enterprise -- Class II........     1.65%      119,152     5.400247         643,448
Enterprise -- Class II........     1.70%       56,833     5.393836         306,550
Enterprise -- Class II........     1.80%        2,938     5.362489          15,758
Enterprise -- Class II........     1.85%      370,738     5.358018       1,986,420
Enterprise -- Class II........     1.95%       48,293     5.343063         258,033
Enterprise -- Class II........     2.00%       18,989     5.338594         101,376
Enterprise -- Class II........     2.05%       21,886     5.332145         116,698
Enterprise -- Class II........     2.10%       26,740     5.327696         142,464

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Enterprise -- Class II........     2.15%       18,126   $ 5.317267  $       96,381
Enterprise -- Class II........     2.20%       23,858     5.312831         126,752
Enterprise -- Class II........     2.25%       30,829     5.308395         163,655
Enterprise -- Class II........     2.30%       17,890     5.305730          94,917
Enterprise -- Class II........     2.35%           54     5.303073             284
Enterprise -- Class II........     2.40%        6,943     5.300416          36,802
Enterprise -- Class II........     2.45%        3,769     5.290678          19,940
Enterprise -- Class II........     2.60%       10,454     5.282739          55,225
Growth and Income -- Class
 I............................     1.30%      856,405     1.156077         990,071
Growth and Income -- Class
 I............................     1.40%    1,957,446    13.084966      25,613,119
Growth and Income -- Class
 I............................     1.55%      220,544    12.974261       2,861,398
Growth and Income -- Class
 I............................     1.60%        1,067    12.982742          13,857
Growth and Income -- Class
 I............................     1.65%      152,902    13.372861       2,044,734
Growth and Income -- Class
 I............................     1.75%        5,052    12.872899          65,039
Growth and Income -- Class
 I............................     1.80%       26,633    13.268038         353,371
Growth and Income -- Class
 I............................     1.85%           22    13.268403             294
Growth and Income -- Class
 I............................     1.90%        7,546    12.826300          96,788
Growth and Income -- Class
 I............................     2.00%          758    13.164420           9,982
Growth and Income -- Class
 I............................     2.15%        1,836    13.116772          24,089
Growth and Income -- Class
 II...........................     1.50%      420,532    13.851500       5,824,993
Growth and Income -- Class
 II...........................     1.60%      134,707    13.771125       1,855,073
Growth and Income -- Class
 II...........................     1.65%      243,565    13.759638       3,351,367
Growth and Income -- Class
 II...........................     1.70%      105,070    13.743300       1,444,006
Growth and Income -- Class
 II...........................     1.80%       75,787    13.663546       1,035,514
Growth and Income -- Class
 II...........................     1.85%    1,498,043    13.652157      20,451,515
Growth and Income -- Class
 II...........................     1.90%       83,959    13.640753       1,145,258
Growth and Income -- Class
 II...........................     1.95%      620,354    13.614081       8,445,556
Growth and Income -- Class
 II...........................     2.00%      385,295    13.602715       5,241,063
Growth and Income -- Class
 II...........................     2.05%       74,612    13.586290       1,013,696
Growth and Income -- Class
 II...........................     2.10%      565,751    13.574953       7,680,041
Growth and Income -- Class
 II...........................     2.15%      596,812    13.548418       8,085,856
Growth and Income -- Class
 II...........................     2.20%      155,507    13.537096       2,105,116
Growth and Income -- Class
 II...........................     2.25%      162,609    13.525810       2,199,421
Growth and Income -- Class
 II...........................     2.30%      720,741    13.519028       9,743,713
Growth and Income -- Class
 II...........................     2.35%        2,333    13.512250          31,525
Growth and Income -- Class
 II...........................     2.40%      146,277    13.505480       1,975,542
Growth and Income -- Class
 II...........................     2.45%      101,060    13.480700       1,362,361
Growth and Income -- Class
 II...........................     2.60%      148,989    13.460455       2,005,455
Comstock -- Class II..........     1.50%      150,900    14.484780       2,185,754
Comstock -- Class II..........     1.60%      202,892    14.460619       2,933,950
Comstock -- Class II..........     1.65%      109,287    14.448547       1,579,044
Comstock -- Class II..........     1.70%       65,571    14.436491         946,613
Comstock -- Class II..........     1.80%       83,559    14.412417       1,204,280
Comstock -- Class II..........     1.85%      416,309    14.400373       5,995,008
Comstock -- Class II..........     1.90%       95,977    14.388359       1,380,951
Comstock -- Class II..........     1.95%      662,236    14.376356       9,520,547
Comstock -- Class II..........     2.00%      128,162    14.364364       1,840,972
Comstock -- Class II..........     2.05%       47,150    14.352374         676,715
Comstock -- Class II..........     2.10%      736,630    14.340397      10,563,570
Comstock -- Class II..........     2.15%      506,565    14.328404       7,258,274

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
Comstock -- Class II..........     2.20%       57,062   $14.316451  $      816,930
Comstock -- Class II..........     2.25%      225,947    14.304515       3,232,065
Comstock -- Class II..........     2.30%      878,914    14.297356      12,566,142
Comstock -- Class II..........     2.35%            6    14.290179              88
Comstock -- Class II..........     2.40%      218,631    14.283018       3,122,709
Comstock -- Class II..........     2.45%      161,410    14.256818       2,301,194
Comstock -- Class II..........     2.60%      264,888    14.235396       3,770,787
Emerging Growth -- Class II...     1.50%       19,797    12.456970         246,614
Emerging Growth -- Class II...     1.60%       23,334    12.436170         290,183
Emerging Growth -- Class II...     1.65%        2,246    12.425792          27,907
Emerging Growth -- Class II...     1.80%       14,711    12.394693         182,337
Emerging Growth -- Class II...     1.85%       22,482    12.384346         278,429
Emerging Growth -- Class II...     1.90%        3,107    12.373999          38,443
Emerging Growth -- Class II...     1.95%       62,314    12.363673         770,426
Emerging Growth -- Class II...     2.00%        8,841    12.353350         109,218
Emerging Growth -- Class II...     2.05%        3,020    12.343032          37,276
Emerging Growth -- Class II...     2.10%       45,012    12.332724         555,120
Emerging Growth -- Class II...     2.15%       47,728    12.322420         588,121
Emerging Growth -- Class II...     2.20%        5,288    12.312135          65,106
Emerging Growth -- Class II...     2.25%       12,115    12.301853         149,038
Emerging Growth -- Class II...     2.30%       24,112    12.295684         296,472
Emerging Growth -- Class II...     2.40%       27,568    12.283360         338,628
Emerging Growth -- Class II...     2.45%       14,961    12.260807         183,436
Emerging Growth -- Class II...     2.60%       16,920    12.242380         207,146
Aggressive Growth Portfolio --
 Class II.....................     1.50%        1,412    10.774757          15,210
Aggressive Growth Portfolio --
 Class II.....................     1.60%          712    10.766669           7,670
Aggressive Growth Portfolio --
 Class II.....................     1.90%          733    10.742419           7,878
Aggressive Growth Portfolio --
 Class II.....................     1.95%        6,964    10.738385          74,779
Aggressive Growth Portfolio --
 Class II.....................     2.00%          584    10.734355           6,269
Aggressive Growth Portfolio --
 Class II.....................     2.10%       11,551    10.726289         123,896
Aggressive Growth Portfolio --
 Class II.....................     2.25%          481    10.714211           5,157
Aggressive Growth Portfolio --
 Class II.....................     2.30%       17,855    10.710186         191,230
Aggressive Growth Portfolio --
 Class II.....................     2.40%        6,829    10.702148          73,084
Aggressive Growth Portfolio --
 Class II.....................     2.45%          385    10.698127           4,115
Aggressive Growth Portfolio --
 Class II.....................     2.60%        1,316    10.686077          14,061
Government Portfolio -- Class
 II...........................     1.50%        4,685    10.074295          47,197
Government Portfolio -- Class
 II...........................     1.60%        7,382    10.071757          74,352
Government Portfolio -- Class
 II...........................     1.70%        3,261    10.069228          32,834
Government Portfolio -- Class
 II...........................     1.80%       35,693    10.056629         358,955
Government Portfolio -- Class
 II...........................     1.90%        7,852    10.049081          78,908
Government Portfolio -- Class
 II...........................     1.95%        3,112    10.045299          31,261
Government Portfolio -- Class
 II...........................     2.00%       51,386    10.044043         516,126
Government Portfolio -- Class
 II...........................     2.10%      101,901    10.033993       1,022,470
Government Portfolio -- Class
 II...........................     2.15%       24,257    10.030226         243,307
Government Portfolio -- Class
 II...........................     2.25%          326    10.022690           3,266
Government Portfolio -- Class
 II...........................     2.30%      169,437    10.018925       1,697,574
Government Portfolio -- Class
 II...........................     2.40%       50,855    10.011405         509,128
Government Portfolio -- Class
 II...........................     2.60%       29,645     9.996370         296,342
                                                                    --------------
    SUB-TOTAL.................                                       3,352,986,521
                                                                    --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                             UNITS
                                  FEES      OWNED BY       UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS   PRICE #      LIABILITY
                                --------  ------------  ----------  --------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
American Funds Global Growth
 Fund -- Class 2..............     1.40%        4,330   $11.887898  $       51,473
American Funds Growth Fund --
 Class 2......................     1.40%        6,145    11.603152          71,297
American Funds Growth Fund --
 Class 2......................     1.50%        7,362     8.046678          59,240
American Funds Growth-Income
 Fund -- Class 2..............     1.40%        3,787    11.817193          44,750
American Funds Growth-Income
 Fund -- Class 2..............     1.50%        4,940    12.038364          59,464
American Funds International
 Fund -- Class 2..............     1.50%        1,691     8.098834          13,691
Franklin Small Cap Fund --
 Class 2......................     1.40%           33    12.241196             401
Franklin Small Cap Fund --
 Class 2......................     1.50%          645     7.007253           4,523
Mutual Shares Securities Fund
 -- Class 2...................     1.40%        1,799    13.764052          24,764
Templeton Growth Securities
 Fund -- Class 2..............     1.40%        4,302    12.390441          53,303
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%           38     8.459697             325
MFS Emerging Growth Series --
 Class INIT...................     1.40%           43     7.491736             321
MFS Total Return Series --
 Class INIT...................     1.40%        4,568    12.917678          59,011
Emerging Markets Equity --
 Class........................     1.40%          233     12.83533           2,987
U.S. Mid Cap Value -- Class
 A............................     1.40%        1,112    13.981589          15,549
U.S. Mid Cap Value -- Class
 A............................     1.50%          217    10.940048           2,371
American Opportunities --
 Class X......................     1.40%       12,146    25.448759         309,089
American Opportunities --
 Class Y......................     1.50%          326     6.386781           2,080
Balanced Growth -- Class X....     1.40%        3,126    21.530461          67,301
Balanced Growth -- Class Y....     1.50%          189    12.191036           2,310
Capital Opportunities -- Class
 X............................     1.40%        1,787     9.456895          16,898
Developing Growth -- Class
 X............................     1.40%        4,210    26.253390         110,531
Flexible Income -- Class X....     1.40%        5,523    13.696791          75,643
Dividend Growth -- Class X....     1.40%       28,375    25.973103         736,978
Dividend Growth -- Class Y....     1.50%          195    11.239673           2,187
Global Equity -- Class X......     1.40%        2,783    17.250370          48,012
Growth -- Class X.............     1.40%       12,415    17.486413         217,100
Money Market -- Class X.......     1.40%        4,547    12.796472          58,180
Money Market -- Class Y.......     1.50%        2,449    10.154680          24,866
Utilities -- Class X..........     1.40%        5,385    23.503803         126,570
Equally-Weighted S&P 500 --
 Class X......................     1.40%        1,588    30.236376          48,017
Enterprise -- Class I.........     1.40%           84     7.750029             649
Growth and Income -- Class
 I............................     1.40%        6,316    13.084966          82,649
                                                                    --------------
    SUB-TOTAL.................                                           2,392,530
                                                                    --------------
GRAND TOTAL...................                                      $3,355,379,051
                                                                    ==============

  #  Rounded unit prices.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............    $  192,091     $   597,768     $ 3,347,043
                             ----------     -----------     -----------
EXPENSES:
  Mortality and expense
   undertakings..........      (712,086)     (5,204,650)     (5,802,091)
                             ----------     -----------     -----------
    Net Investment income
     (loss)..............      (519,995)     (4,606,882)     (2,455,048)
                             ----------     -----------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --              --
                             ----------     -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       237,688       1,074,756       1,154,373
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     5,459,623      38,063,733      31,971,710
                             ----------     -----------     -----------
    Net gain (loss) on
     investments.........     5,697,311      39,138,489      33,126,083
                             ----------     -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $5,177,316     $34,531,607     $30,671,035
                             ==========     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                           AMERICAN FUNDS                                                        TEMPLETON
                           AMERICAN FUNDS   GLOBAL SMALL                       FRANKLIN                         DEVELOPING
                           INTERNATIONAL   CAPITALIZATION  FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES       MARKETS
                                FUND            FUND          CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  ----------------  ---------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $   931,653      $  --           $  --           $ 1,906,871       $   934,926      $  233,258
                            -----------      ----------      ----------      -----------       -----------      ----------
EXPENSES:
  Mortality and expense
   undertakings..........      (964,848)       (393,932)       (718,357)      (1,031,011)       (2,048,779)       (206,006)
                            -----------      ----------      ----------      -----------       -----------      ----------
    Net Investment income
     (loss)..............       (33,195)       (393,932)       (718,357)         875,860        (1,113,853)         27,252
                            -----------      ----------      ----------      -----------       -----------      ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --              --                76,909          --               --
                            -----------      ----------      ----------      -----------       -----------      ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       174,957         (11,054)        179,869           93,493           204,144         (15,021)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    10,528,614       4,833,288       4,780,161        4,282,297        14,498,460       2,798,249
                            -----------      ----------      ----------      -----------       -----------      ----------
    Net gain (loss) on
     investments.........    10,703,571       4,822,234       4,960,030        4,375,790        14,702,604       2,783,228
                            -----------      ----------      ----------      -----------       -----------      ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $10,670,376      $4,428,302      $4,241,673      $ 5,328,559       $13,588,751      $2,810,480
                            ===========      ==========      ==========      ===========       ===========      ==========


                           TEMPLETON GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............     $  390,422
                              ----------
EXPENSES:
  Mortality and expense
   undertakings..........       (575,167)
                              ----------
    Net Investment income
     (loss)..............       (184,745)
                              ----------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                              ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         35,360
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      5,092,026
                              ----------
    Net gain (loss) on
     investments.........      5,127,386
                              ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $4,942,641
                              ==========

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING   GROWTH STOCK
                              SERIES      GROWTH SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $   31,676     $  --           $ --
                            ----------     ----------      ---------
EXPENSES:
  Mortality and expense
   undertakings..........     (143,818)      (158,609)      (134,402)
                            ----------     ----------      ---------
    Net Investment income
     (loss)..............     (112,142)      (158,609)      (134,402)
                            ----------     ----------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --             --             --
                            ----------     ----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       72,232         11,769         73,464
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      970,132      1,224,622        668,569
                            ----------     ----------      ---------
    Net gain (loss) on
     investments.........    1,042,364      1,236,391        742,033
                            ----------     ----------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  930,222     $1,077,782      $ 607,631
                            ==========     ==========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________


                           MFS INVESTORS    MFS TOTAL     CORE PLUS      EMERGING       EMERGING
                           TRUST SERIES   RETURN SERIES  FIXED INCOME  MARKETS DEBT  MARKETS EQUITY  TECHNOLOGY   HIGH YIELD
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  ------------  ------------  --------------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............   $  111,955     $ 2,773,031   $ 5,032,648    $ 710,227      $   71,058     $  --       $2,034,889
                            ----------     -----------   -----------    ---------      ----------     ---------   ----------
EXPENSES:
  Mortality and expense
   undertakings..........     (296,179)     (2,901,064)   (2,120,657)    (159,263)       (158,261)     (112,187)    (525,237)
                            ----------     -----------   -----------    ---------      ----------     ---------   ----------
    Net Investment income
     (loss)..............     (184,224)       (128,033)    2,911,991      550,964         (87,203)     (112,187)   1,509,652
                            ----------     -----------   -----------    ---------      ----------     ---------   ----------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --            302,980      331,926         --             --           --
                            ----------     -----------   -----------    ---------      ----------     ---------   ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      133,023         430,438       674,326       72,485        (608,846)     (211,265)     455,181
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,901,985      16,867,223      (239,129)    (133,220)      2,782,970        (1,460)     574,928
                            ----------     -----------   -----------    ---------      ----------     ---------   ----------
    Net gain (loss) on
     investments.........    2,035,008      17,297,661       435,197      (60,735)      2,174,124      (212,725)   1,030,109
                            ----------     -----------   -----------    ---------      ----------     ---------   ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,850,784     $17,169,628   $ 3,650,168    $ 822,155      $2,086,921     $(324,912)  $2,539,761
                            ==========     ===========   ===========    =========      ==========     =========   ==========

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                               U.S.         AMERICAN
                           MID CAP VALUE  OPPORTUNITIES  BALANCED GROWTH
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $   14,263    $    796,128     $ 1,959,898
                            ----------    ------------     -----------
EXPENSES:
  Mortality and expense
   undertakings..........     (932,314)     (3,255,807)     (1,205,126)
                            ----------    ------------     -----------
    Net Investment income
     (loss)..............     (918,051)     (2,459,679)        754,772
                            ----------    ------------     -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --             --
                            ----------    ------------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       67,798     (34,315,887)        410,949
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    8,604,894      51,246,282       6,679,842
                            ----------    ------------     -----------
    Net gain (loss) on
     investments.........    8,672,692      16,930,395       7,090,791
                            ----------    ------------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $7,754,641    $ 14,470,716     $ 7,845,563
                            ==========    ============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                           CAPITAL OPPORTUNITIES  DEVELOPING GROWTH  FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY     GROWTH
                                SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------------  -----------------  ---------------  ---------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............       $ --                 $  --             $ 5,334,686     $  5,085,360     $  170,278    $    72,044
                                -----------          -----------       -----------     ------------     ----------    -----------
EXPENSES:
  Mortality and expense
   undertakings..........          (435,632)            (694,458)         (901,835)      (4,465,885)      (967,074)      (531,609)
                                -----------          -----------       -----------     ------------     ----------    -----------
    Net Investment income
     (loss)..............          (435,632)            (694,458)        4,432,851          619,475       (796,796)      (459,565)
                                -----------          -----------       -----------     ------------     ----------    -----------
CAPITAL GAINS INCOME
 (LOSS)..................         --                    --                --               --              --             --
                                -----------          -----------       -----------     ------------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (3,623,272)             126,403        (2,983,621)     (10,815,076)     2,143,336     (1,624,516)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        10,164,648           10,524,215         1,835,305       31,555,179      3,197,011      4,432,690
                                -----------          -----------       -----------     ------------     ----------    -----------
    Net gain (loss) on
     investments.........         6,541,376           10,650,618        (1,148,316)      20,740,103      5,340,347      2,808,174
                                -----------          -----------       -----------     ------------     ----------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 6,105,744          $ 9,956,160       $ 3,284,535     $ 21,359,578     $4,543,551    $ 2,348,609
                                ===========          ===========       ===========     ============     ==========    ===========


                           MONEY MARKET
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............  $   799,857
                           -----------
EXPENSES:
  Mortality and expense
   undertakings..........   (1,468,149)
                           -----------
    Net Investment income
     (loss)..............     (668,292)
                           -----------
CAPITAL GAINS INCOME
 (LOSS)..................      --
                           -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      --
                           -----------
    Net gain (loss) on
     investments.........      --
                           -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $  (668,292)
                           ===========

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                        EQUALLY WEIGHTED   SMALL COMPANY
                            UTILITIES       S&P 500       GROWTH PORTFOLIO  GLOBAL FRANCHISE
                           SUB-ACCOUNT  SUB-ACCOUNT (A)   SUB-ACCOUNT (B)     SUB-ACCOUNT
                           -----------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............  $ 1,473,446    $ 1,329,059         $--              $  11,798
                           -----------    -----------         --------         ---------
EXPENSES:
  Mortality and expense
   undertakings..........     (908,483)    (2,374,727)         (13,932)         (131,336)
                           -----------    -----------         --------         ---------
    Net Investment income
     (loss)..............      564,963     (1,045,668)         (13,932)         (119,538)
                           -----------    -----------         --------         ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --                 69,620            79,399
                           -----------    -----------         --------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (123,635)     6,038,641              562            (1,472)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   13,549,419     19,368,648          190,057           972,292
                           -----------    -----------         --------         ---------
    Net gain (loss) on
     investments.........   13,425,784     25,407,289          190,619           970,820
                           -----------    -----------         --------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $13,990,747    $24,361,621         $246,307         $ 930,681
                           ===========    ===========         ========         =========

(a)  Formerly Value-Added Market Sub-account. Change effective November 1, 2004.
(b)  From inception, May 3, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                                                GROWTH AND                                  AGGRESSIVE GROWTH
                           EQUITY AND INCOME    ENTERPRISE        INCOME       COMSTOCK    EMERGING GROWTH      PORTFOLIO
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT (B)
                           -----------------  --------------  --------------  -----------  ---------------  -----------------
INVESTMENT INCOME:
  Dividends..............     $ --             $    56,319     $   649,921    $  230,513      $--                $--
                              ----------       -----------     -----------    ----------      --------           -------
EXPENSES:
  Mortality and expense
   undertakings..........       (283,237)         (245,951)     (1,484,605)     (832,411)      (59,609)           (3,560)
                              ----------       -----------     -----------    ----------      --------           -------
    Net Investment income
     (loss)..............       (283,237)         (189,632)       (834,684)     (601,898)      (59,609)           (3,560)
                              ----------       -----------     -----------    ----------      --------           -------
CAPITAL GAINS INCOME
 (LOSS)..................         13,523           --              --             --           --                --
                              ----------       -----------     -----------    ----------      --------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          7,542        (2,216,903)         33,660        35,912        (2,769)              569
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      2,004,204         2,753,511      12,761,229     8,058,235       280,318            50,375
                              ----------       -----------     -----------    ----------      --------           -------
    Net gain (loss) on
     investments.........      2,011,746           536,608      12,794,889     8,094,147       277,549            50,944
                              ----------       -----------     -----------    ----------      --------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $1,742,032       $   346,976     $11,960,205    $7,492,249      $217,940           $47,384
                              ==========       ===========     ===========    ==========      ========           =======


                               GOVERNMENT
                               PORTFOLIO
                            SUB-ACCOUNT (B)
                           ------------------
INVESTMENT INCOME:
  Dividends..............       $--
                                --------
EXPENSES:
  Mortality and expense
   undertakings..........        (24,681)
                                --------
    Net Investment income
     (loss)..............        (24,681)
                                --------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                                --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            164
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         52,413
                                --------
    Net gain (loss) on
     investments.........         52,577
                                --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $ 27,896
                                ========

(b)  From inception, May 3, 2004 to December 31, 2004.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $  (519,995)    $ (4,606,882)   $ (2,455,048)
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........       237,688        1,074,756       1,154,373
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     5,459,623       38,063,733      31,971,710
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     5,177,316       34,531,607      30,671,035
                            -----------     ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     9,545,616       73,088,424      70,854,687
  Net transfers..........     5,351,537       41,843,982      39,257,671
  Surrenders for benefit
   payments and fees.....    (2,374,199)     (15,765,474)    (18,996,264)
  Net annuity
   transactions..........       (13,671)          (3,455)         54,502
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    12,509,283       99,163,477      91,170,596
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets.........    17,686,599      133,695,084     121,841,631
NET ASSETS:
  Beginning of year......    35,124,148      247,776,153     289,697,096
                            -----------     ------------    ------------
  End of year............   $52,810,747     $381,471,237    $411,538,727
                            ===========     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                           AMERICAN FUNDS                                                        TEMPLETON
                           AMERICAN FUNDS   GLOBAL SMALL                       FRANKLIN                         DEVELOPING
                           INTERNATIONAL   CAPITALIZATION  FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES       MARKETS
                                FUND            FUND          CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  ----------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................   $   (33,195)    $  (393,932)    $  (718,357)     $   875,860      $ (1,113,853)     $    27,252
  Capital gains income...       --              --              --                76,909          --               --
  Net realized gain
   (loss) on security
   transactions..........       174,957         (11,054)        179,869           93,493           204,144          (15,021)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    10,528,614       4,833,288       4,780,161        4,282,297        14,498,460        2,798,249
                            -----------     -----------     -----------      -----------      ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    10,670,376       4,428,302       4,241,673        5,328,559        13,588,751        2,810,480
                            -----------     -----------     -----------      -----------      ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............    19,759,663       6,304,794       9,759,369       15,894,545        24,276,071        3,713,733
  Net transfers..........    15,523,204       4,909,488       4,121,822       17,139,734        17,781,555        3,184,039
  Surrenders for benefit
   payments and fees.....    (3,220,961)       (904,203)     (2,359,576)      (4,038,116)       (6,558,279)        (576,055)
  Net annuity
   transactions..........         3,570         --                4,276         --                  (5,364)        --
                            -----------     -----------     -----------      -----------      ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    32,065,476      10,310,079      11,525,891       28,996,163        35,493,983        6,321,717
                            -----------     -----------     -----------      -----------      ------------      -----------
  Net increase (decrease)
   in net assets.........    42,735,852      14,738,381      15,767,564       34,324,722        49,082,734        9,132,197
NET ASSETS:
  Beginning of year......    40,248,202      16,656,525      36,068,133       44,156,974        99,345,462        8,228,603
                            -----------     -----------     -----------      -----------      ------------      -----------
  End of year............   $82,984,054     $31,394,906     $51,835,697      $78,481,696      $148,428,196      $17,360,800
                            ===========     ===========     ===========      ===========      ============      ===========


                           TEMPLETON GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment
   income................    $  (184,745)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         35,360
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      5,092,026
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      4,942,641
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      9,103,395
  Net transfers..........      6,576,764
  Surrenders for benefit
   payments and fees.....     (1,836,620)
  Net annuity
   transactions..........        (14,011)
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     13,829,528
                             -----------
  Net increase (decrease)
   in net assets.........     18,772,169
NET ASSETS:
  Beginning of year......     25,300,602
                             -----------
  End of year............    $44,072,771
                             ===========

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING   GROWTH STOCK
                              SERIES      GROWTH SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $ (112,142)    $  (158,609)   $ (134,402)
  Capital gains income...      --              --            --
  Net realized gain
   (loss) on security
   transactions..........       72,232          11,769        73,464
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      970,132       1,224,622       668,569
                            ----------     -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      930,222       1,077,782       607,631
                            ----------     -----------    ----------
UNIT TRANSACTIONS:
  Purchases..............    1,709,021       1,275,379     1,328,441
  Net transfers..........      (93,781)       (236,100)       59,280
  Surrenders for benefit
   payments and fees.....   (1,155,375)       (508,060)     (594,776)
  Net annuity
   transactions..........          288             275       --
                            ----------     -----------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      460,153         531,494       792,945
                            ----------     -----------    ----------
  Net increase (decrease)
   in net assets.........    1,390,375       1,609,276     1,400,576
NET ASSETS:
  Beginning of year......    8,440,990       9,253,023     7,497,335
                            ----------     -----------    ----------
  End of year............   $9,831,365     $10,862,299    $8,897,911
                            ==========     ===========    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________


                           MFS INVESTORS    MFS TOTAL     CORE PLUS      EMERGING       EMERGING
                           TRUST SERIES   RETURN SERIES  FIXED INCOME  MARKETS DEBT  MARKETS EQUITY  TECHNOLOGY   HIGH YIELD
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  ------------  ------------  --------------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $  (184,224)  $   (128,033)  $  2,911,991  $   550,964    $   (87,203)   $ (112,187)  $ 1,509,652
  Capital gains income...       --             --             302,980      331,926        --             --           --
  Net realized gain
   (loss) on security
   transactions..........       133,023        430,438        674,326       72,485       (608,846)     (211,265)      455,181
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     1,901,985     16,867,223       (239,129)    (133,220)     2,782,970        (1,460)      574,928
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,850,784     17,169,628      3,650,168      822,155      2,086,921      (324,912)    2,539,761
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     2,737,937     28,291,626     14,664,479    1,414,888      1,435,223       430,396     3,755,555
  Net transfers..........     2,725,750     23,715,916      6,422,967      764,272        271,380         8,305    (1,852,316)
  Surrenders for benefit
   payments and fees.....      (999,240)    (9,739,800)   (15,398,684)  (1,403,843)    (1,002,860)     (400,888)   (3,077,584)
  Net annuity
   transactions..........       --             (12,875)       --           --               2,599        --           --
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     4,464,447     42,254,867      5,688,762      775,317        706,342        37,813    (1,174,345)
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
  Net increase (decrease)
   in net assets.........     6,315,231     59,424,495      9,338,930    1,597,472      2,793,263      (287,099)    1,365,416
NET ASSETS:
  Beginning of year......    15,468,434    147,898,735    132,298,279    9,461,252      9,777,759     6,901,050    34,066,087
                            -----------   ------------   ------------  -----------    -----------    ----------   -----------
  End of year............   $21,783,665   $207,323,230   $141,637,209  $11,058,724    $12,571,022    $6,613,951   $35,431,503
                            ===========   ============   ============  ===========    ===========    ==========   ===========

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                               U.S.         AMERICAN
                           MID CAP VALUE  OPPORTUNITIES  BALANCED GROWTH
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................   $  (918,051)  $ (2,459,679)   $    754,772
  Capital gains income...       --             --             --
  Net realized gain
   (loss) on security
   transactions..........        67,798    (34,315,887)        410,949
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     8,604,894     51,246,282       6,679,842
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     7,754,641     14,470,716       7,845,563
                            -----------   ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............    10,778,552      2,688,231       2,887,435
  Net transfers..........     3,275,074    (27,369,502)       (864,299)
  Surrenders for benefit
   payments and fees.....    (5,383,386)   (34,197,332)    (13,758,651)
  Net annuity
   transactions..........        (8,904)        33,629         (11,473)
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     8,661,336    (58,844,974)    (11,746,988)
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets.........    16,415,977    (44,374,258)     (3,901,425)
NET ASSETS:
  Beginning of year......    53,455,769    277,444,676      93,079,492
                            -----------   ------------    ------------
  End of year............   $69,871,746   $233,070,418    $ 89,178,067
                            ===========   ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                           CAPITAL OPPORTUNITIES  DEVELOPING GROWTH  FLEXIBLE INCOME  DIVIDEND GROWTH  GLOBAL EQUITY    GROWTH
                                SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------------  -----------------  ---------------  ---------------  -------------  -----------
OPERATIONS:
  Net investment
   income................       $  (435,632)         $  (694,458)      $ 4,432,851     $    619,475    $   (796,796)  $  (459,565)
  Capital gains income...         --                    --                --               --               --            --
  Net realized gain
   (loss) on security
   transactions..........        (3,623,272)             126,403        (2,983,621)     (10,815,076)      2,143,336    (1,624,516)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        10,164,648           10,524,215         1,835,305       31,555,179       3,197,011     4,432,690
                                -----------          -----------       -----------     ------------    ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         6,105,744            9,956,160         3,284,535       21,359,578       4,543,551     2,348,609
                                -----------          -----------       -----------     ------------    ------------   -----------
UNIT TRANSACTIONS:
  Purchases..............         1,014,685            1,068,690         2,614,548        7,891,375       1,147,460     3,185,538
  Net transfers..........        (1,753,188)          (2,903,972)       (1,700,015)     (14,770,476)     (3,097,109)   (1,586,393)
  Surrenders for benefit
   payments and fees.....        (3,641,680)          (7,814,708)       (9,694,826)     (49,796,115)    (11,066,572)   (5,540,012)
  Net annuity
   transactions..........             2,419               34,593           (13,188)         208,106         (57,763)      (30,047)
                                -----------          -----------       -----------     ------------    ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (4,377,764)          (9,615,397)       (8,793,481)     (56,467,110)    (13,073,984)   (3,970,914)
                                -----------          -----------       -----------     ------------    ------------   -----------
  Net increase (decrease)
   in net assets.........         1,727,980              340,763        (5,508,946)     (35,107,532)     (8,530,433)   (1,622,305)
NET ASSETS:
  Beginning of year......        32,059,847           54,811,379        67,983,606      362,256,950      80,404,676    42,251,191
                                -----------          -----------       -----------     ------------    ------------   -----------
  End of year............       $33,787,827          $55,152,142       $62,474,660     $327,149,418    $ 71,874,243   $40,628,886
                                ===========          ===========       ===========     ============    ============   ===========


                           MONEY MARKET
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment
   income................  $   (668,292)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       --
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (668,292)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............     7,384,579
  Net transfers..........     1,165,404
  Surrenders for benefit
   payments and fees.....   (33,412,565)
  Net annuity
   transactions..........       (29,741)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (24,892,323)
                           ------------
  Net increase (decrease)
   in net assets.........   (25,560,615)
NET ASSETS:
  Beginning of year......   117,133,733
                           ------------
  End of year............  $ 91,573,118
                           ============

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004


                                         EQUALLY WEIGHTED   SMALL COMPANY
                            UTILITIES        S&P 500       GROWTH PORTFOLIO  GLOBAL FRANCHISE
                           SUB-ACCOUNT   SUB-ACCOUNT (A)   SUB-ACCOUNT (B)     SUB-ACCOUNT
                           ------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................  $    564,963    $ (1,045,668)      $  (13,932)      $  (119,538)
  Capital gains income...       --             --                 69,620            79,399
  Net realized gain
   (loss) on security
   transactions..........      (123,635)      6,038,641              562            (1,472)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    13,549,419      19,368,648          190,057           972,292
                           ------------    ------------       ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    13,990,747      24,361,621          246,307           930,681
                           ------------    ------------       ----------       -----------
UNIT TRANSACTIONS:
  Purchases..............       974,650      15,748,233        1,869,396         4,585,268
  Net transfers..........    (4,238,380)     10,999,570          770,351         3,181,019
  Surrenders for benefit
   payments and fees.....    (9,396,432)    (21,497,420)         (11,160)         (320,157)
  Net annuity
   transactions..........       (26,459)        (33,943)        --                --
                           ------------    ------------       ----------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (12,686,621)      5,216,440        2,628,587         7,446,130
                           ------------    ------------       ----------       -----------
  Net increase (decrease)
   in net assets.........     1,304,126      29,578,061        2,874,894         8,376,811
NET ASSETS:
  Beginning of year......    70,441,606     159,665,523         --               3,624,197
                           ------------    ------------       ----------       -----------
  End of year............  $ 71,745,732    $189,243,584       $2,874,894       $12,001,008
                           ============    ============       ==========       ===========

(a)  Formerly Value-Added Market Sub-account. Change effective November 1, 2004.
(b)  From inception, May 3, 2004 to December 31, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                                                                                                AGGRESSIVE GROWTH
                           EQUITY AND INCOME   ENTERPRISE    GROWTH AND INCOME    COMSTOCK     EMERGING GROWTH      PORTFOLIO
                              SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (B)
                           -----------------  -------------  -----------------  -------------  ---------------  -----------------
OPERATIONS:
  Net investment
   income................     $  (283,237)     $  (189,632)    $   (834,684)     $  (601,898)    $  (59,609)        $ (3,560)
  Capital gains income...          13,523          --              --                --             --               --
  Net realized gain
   (loss) on security
   transactions..........           7,542       (2,216,903)          33,660           35,912         (2,769)             569
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,004,204        2,753,511       12,761,229        8,058,235        280,318           50,375
                              -----------      -----------     ------------      -----------     ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       1,742,032          346,976       11,960,205        7,492,249        217,940           47,384
                              -----------      -----------     ------------      -----------     ----------         --------
UNIT TRANSACTIONS:
  Purchases..............       4,124,889          476,295       21,643,780       29,217,678      1,591,418          332,084
  Net transfers..........       9,099,214         (960,245)      19,939,414       17,372,807        936,456          147,579
  Surrenders for benefit
   payments and fees.....        (604,548)      (2,373,952)      (5,438,370)      (1,443,041)      (201,580)          (3,698)
  Net annuity
   transactions..........        --                   (983)         (18,054)         --             --               --
                              -----------      -----------     ------------      -----------     ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      12,619,555       (2,858,885)      36,126,770       45,147,444      2,326,294          475,965
                              -----------      -----------     ------------      -----------     ----------         --------
  Net increase (decrease)
   in net assets.........      14,361,587       (2,511,909)      48,086,975       52,639,693      2,544,234          523,349
NET ASSETS:
  Beginning of year......       8,183,976       19,482,920       69,065,487       19,255,900      1,819,666          --
                              -----------      -----------     ------------      -----------     ----------         --------
  End of year............     $22,545,563      $16,971,011     $117,152,462      $71,895,593     $4,363,900         $523,349
                              ===========      ===========     ============      ===========     ==========         ========


                               GOVERNMENT
                               PORTFOLIO
                            SUB-ACCOUNT (B)
                           ------------------
OPERATIONS:
  Net investment
   income................      $  (24,681)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........             164
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          52,413
                               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          27,896
                               ----------
UNIT TRANSACTIONS:
  Purchases..............       3,567,471
  Net transfers..........       1,342,448
  Surrenders for benefit
   payments and fees.....         (26,095)
  Net annuity
   transactions..........        --
                               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       4,883,824
                               ----------
  Net increase (decrease)
   in net assets.........       4,911,720
NET ASSETS:
  Beginning of year......        --
                               ----------
  End of year............      $4,911,720
                               ==========

(b)  From inception, May 3, 2004 to December 31, 2004.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                           AMERICAN FUNDS                  AMERICAN FUNDS
                           GLOBAL GROWTH   AMERICAN FUNDS  GROWTH-INCOME
                                FUND        GROWTH FUND         FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $  (273,791)    $ (2,303,542)   $   (594,348)
  Capital gains income...       --              --              --
  Net realized gain
   (loss) on security
   transactions..........        48,529           47,554          64,043
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     7,839,017       51,643,026      56,673,474
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     7,613,755       49,387,038      56,143,169
                            -----------     ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     6,203,842       61,615,564      62,128,780
  Net transfers..........     5,944,616       49,745,401      57,311,115
  Surrenders for benefit
   payments and fees.....      (844,275)      (6,939,277)     (9,563,992)
  Net annuity
   transactions..........        40,121           48,282          (5,512)
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    11,344,304      104,469,970     109,870,391
                            -----------     ------------    ------------
  Net increase (decrease)
   in net assets.........    18,958,059      153,857,008     166,013,560
NET ASSETS:
  Beginning of year......    16,166,089       93,919,145     123,683,536
                            -----------     ------------    ------------
  End of year............   $35,124,148     $247,776,153    $289,697,096
                            ===========     ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                           AMERICAN FUNDS                                                        TEMPLETON
                           AMERICAN FUNDS   GLOBAL SMALL                       FRANKLIN                         DEVELOPING
                           INTERNATIONAL   CAPITALIZATION  FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES       MARKETS
                                FUND            FUND          CAP FUND     SECURITIES FUND   SECURITIES FUND  SECURITIES FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  --------------  ----------------  ---------------  ---------------
OPERATIONS:
  Net investment
   income................   $    50,502     $   (93,453)    $  (358,945)     $   309,491       $  (379,031)     $  (17,227)
  Capital gains income...       --              --              --              --                --               --
  Net realized gain
   (loss) on security
   transactions..........        22,048          18,171         (22,113)          42,989            60,971           3,509
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     8,183,842       4,235,244       7,838,239        4,570,927        16,161,403       2,131,974
                            -----------     -----------     -----------      -----------       -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     8,256,392       4,159,962       7,457,181        4,923,407        15,843,343       2,118,256
                            -----------     -----------     -----------      -----------       -----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     8,715,831       4,042,873       7,704,380       10,971,459        20,985,645       2,003,566
  Net transfers..........     8,480,546       4,320,968       6,972,383       13,646,036        20,748,472       1,757,075
  Surrenders for benefit
   payments and fees.....    (1,145,213)       (584,744)     (1,158,239)      (1,825,727)       (3,422,003)       (224,062)
  Net annuity
   transactions..........          (423)        --              --              --                  21,010         --
                            -----------     -----------     -----------      -----------       -----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    16,050,741       7,779,097      13,518,524       22,791,768        38,333,124       3,536,579
                            -----------     -----------     -----------      -----------       -----------      ----------
  Net increase (decrease)
   in net assets.........    24,307,133      11,939,059      20,975,705       27,715,175        54,176,467       5,654,835
NET ASSETS:
  Beginning of year......    15,941,069       4,717,466      15,092,428       16,441,799        45,168,995       2,573,768
                            -----------     -----------     -----------      -----------       -----------      ----------
  End of year............   $40,248,202     $16,656,525     $36,068,133      $44,156,974       $99,345,462      $8,228,603
                            ===========     ===========     ===========      ===========       ===========      ==========


                           TEMPLETON GROWTH
                           SECURITIES FUND
                             SUB-ACCOUNT
                           ----------------
OPERATIONS:
  Net investment
   income................    $    (8,885)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         34,829
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      4,964,543
                             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      4,990,487
                             -----------
UNIT TRANSACTIONS:
  Purchases..............      6,574,616
  Net transfers..........      5,846,721
  Surrenders for benefit
   payments and fees.....       (997,769)
  Net annuity
   transactions..........         39,973
                             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     11,463,541
                             -----------
  Net increase (decrease)
   in net assets.........     16,454,028
NET ASSETS:
  Beginning of year......      8,846,574
                             -----------
  End of year............    $25,300,602
                             ===========

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            MFS CAPITAL                  MFS INVESTORS
                           OPPORTUNITIES  MFS EMERGING   GROWTH STOCK
                              SERIES      GROWTH SERIES     SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $  (87,778)    $ (116,450)    $  (85,063)
  Capital gains income...      --             --             --
  Net realized gain
   (loss) on security
   transactions..........      (89,516)        32,997        (32,172)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,787,838      1,926,625      1,158,254
                            ----------     ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,610,544      1,843,172      1,041,019
                            ----------     ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............    1,237,780      1,537,061      2,044,550
  Net transfers..........      365,850        716,598        999,245
  Surrenders for benefit
   payments and fees.....     (517,073)      (324,612)      (336,430)
  Net annuity
   transactions..........      --             --             --
                            ----------     ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,086,557      1,929,047      2,707,365
                            ----------     ----------     ----------
  Net increase (decrease)
   in net assets.........    2,697,101      3,772,219      3,748,384
NET ASSETS:
  Beginning of year......    5,743,889      5,480,804      3,748,951
                            ----------     ----------     ----------
  End of year............   $8,440,990     $9,253,023     $7,497,335
                            ==========     ==========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________


                           MFS INVESTORS    MFS TOTAL     CORE PLUS      EMERGING       EMERGING
                           TRUST SERIES   RETURN SERIES  FIXED INCOME  MARKETS DEBT  MARKETS EQUITY  TECHNOLOGY   HIGH YIELD
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  ------------  ------------  --------------  -----------  -----------
OPERATIONS:
  Net investment
   income................   $  (102,019)  $     22,194   $ (1,753,808)  $ (103,101)   $   (94,704)   $  (70,801)  $  (396,413)
  Capital gains income...       --             --           1,009,292      --             --             --           --
  Net realized gain
   (loss) on security
   transactions..........        14,809         74,948        108,160       51,229     (1,018,686)      (91,466)      165,409
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     2,345,605     16,401,265      4,413,214    1,634,789      3,995,920     1,682,364     5,938,781
                            -----------   ------------   ------------   ----------    -----------    ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     2,258,395     16,498,407      3,776,858    1,582,917      2,882,530     1,520,097     5,707,777
                            -----------   ------------   ------------   ----------    -----------    ----------   -----------
UNIT TRANSACTIONS:
  Purchases..............     2,517,926     29,124,032     17,804,005    1,624,994        742,347     1,347,953     5,639,282
  Net transfers..........     3,657,264     32,139,025     16,612,749    2,041,025      1,022,298     1,827,675     6,728,219
  Surrenders for benefit
   payments and fees.....      (480,385)    (5,598,119)   (12,877,693)    (711,600)      (748,216)     (275,555)   (2,316,394)
  Net annuity
   transactions..........       --              55,077        --           --             --             --           --
                            -----------   ------------   ------------   ----------    -----------    ----------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,694,805     55,720,015     21,539,061    2,954,419      1,016,429     2,900,073    10,051,107
                            -----------   ------------   ------------   ----------    -----------    ----------   -----------
  Net increase (decrease)
   in net assets.........     7,953,200     72,218,422     25,315,919    4,537,336      3,898,959     4,420,170    15,758,884
NET ASSETS:
  Beginning of year......     7,515,234     75,680,313    106,982,360    4,923,916      5,878,800     2,480,880    18,307,203
                            -----------   ------------   ------------   ----------    -----------    ----------   -----------
  End of year............   $15,468,434   $147,898,735   $132,298,279   $9,461,252    $ 9,777,759    $6,901,050   $34,066,087
                            ===========   ============   ============   ==========    ===========    ==========   ===========

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                               U.S.         AMERICAN
                           MID CAP VALUE  OPPORTUNITIES  BALANCED GROWTH
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................   $  (571,060)  $ (2,532,603)   $    936,645
  Capital gains income...       --             --             --
  Net realized gain
   (loss) on security
   transactions..........    (1,332,222)   (57,620,152)     (2,567,806)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    15,430,643    106,279,702      15,971,149
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    13,527,361     46,126,947      14,339,988
                            -----------   ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............     7,003,276      7,893,685       3,137,674
  Net transfers..........     3,305,245    (16,949,149)      3,103,892
  Surrenders for benefit
   payments and fees.....    (3,718,132)   (34,963,103)    (10,322,058)
  Net annuity
   transactions..........        (3,116)      (147,681)        (67,659)
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     6,587,273    (44,166,248)     (4,148,151)
                            -----------   ------------    ------------
  Net increase (decrease)
   in net assets.........    20,114,634      1,960,699      10,191,837
NET ASSETS:
  Beginning of year......    33,341,135    275,483,977      82,887,655
                            -----------   ------------    ------------
  End of year............   $53,455,769   $277,444,676    $ 93,079,492
                            ===========   ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                           CAPITAL OPPORTUNITIES  DEVELOPING GROWTH   FLEXIBLE INCOME    DIVIDEND GROWTH  GLOBAL EQUITY
                                SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT (C)      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------------  -----------------  ------------------  ---------------  -------------
OPERATIONS:
  Net investment
   income................       $  (368,951)         $  (615,063)       $ 2,492,008       $  1,782,293    $   (641,846)
  Capital gains income...         --                    --                 --                 --               --
  Net realized gain
   (loss) on security
   transactions..........       (11,057,855)          (3,312,648)        (1,839,099)       (29,353,491)     (1,685,922)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        20,656,287           19,942,964          6,853,560        105,069,410      22,908,546
                                -----------          -----------        -----------       ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         9,229,481           16,015,253          7,506,469         77,498,212      20,580,778
                                -----------          -----------        -----------       ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............         1,786,207            1,633,056          4,359,258          9,207,180       1,361,380
  Net transfers..........        (1,201,189)            (752,770)           711,740         (9,549,448)     (2,831,547)
  Surrenders for benefit
   payments and fees.....        (2,836,182)          (5,925,399)        (8,167,378)       (45,078,892)     (8,928,702)
  Net annuity
   transactions..........            (4,193)             (21,415)           (32,273)          (231,063)        (77,994)
                                -----------          -----------        -----------       ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (2,255,357)          (5,066,528)        (3,128,653)       (45,652,223)    (10,476,863)
                                -----------          -----------        -----------       ------------    ------------
  Net increase (decrease)
   in net assets.........         6,974,124           10,948,725          4,377,816         31,845,989      10,103,915
NET ASSETS:
  Beginning of year......        25,085,723           43,862,654         63,605,790        330,410,961      70,300,761
                                -----------          -----------        -----------       ------------    ------------
  End of year............       $32,059,847          $54,811,379        $67,983,606       $362,256,950    $ 80,404,676
                                ===========          ===========        ===========       ============    ============


                             GROWTH        MONEY MARKET
                           SUB-ACCOUNT   SUB-ACCOUNT (D)
                           -----------  ------------------
OPERATIONS:
  Net investment
   income................  $  (475,004)    $ (1,075,781)
  Capital gains income...      --             --
  Net realized gain
   (loss) on security
   transactions..........   (4,261,359)      (1,022,202)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   13,524,186        1,851,162
                           -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    8,787,823         (246,821)
                           -----------     ------------
UNIT TRANSACTIONS:
  Purchases..............    1,252,583       23,014,630
  Net transfers..........   (1,969,737)     (41,904,984)
  Surrenders for benefit
   payments and fees.....   (4,862,376)     (40,782,771)
  Net annuity
   transactions..........      (23,854)         (86,998)
                           -----------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (5,603,384)     (59,760,123)
                           -----------     ------------
  Net increase (decrease)
   in net assets.........    3,184,439      (60,006,944)
NET ASSETS:
  Beginning of year......   39,066,752      177,140,677
                           -----------     ------------
  End of year............  $42,251,191     $117,133,733
                           ===========     ============

(c)  Formerly Diversified Income Sub Account. Change effective May 1, 2003.
(d) Effective October 31, 2003, Active International Allocation merged with Money Market Sub-Account.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                                            VALUE-ADDED                      EQUITY AND INCOME
                             UTILITIES         MARKET      GLOBAL FRANCHISE        FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT (B)    SUB-ACCOUNT (B)
                           --------------  --------------  ----------------  -----------------
OPERATIONS:
  Net investment
   income................   $    806,424    $   (214,793)     $  (16,444)       $  (11,317)
  Capital gains income...       --             2,359,777           5,031            20,986
  Net realized gain
   (loss) on security
   transactions..........     (3,646,342)      1,447,811              47             1,156
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     14,713,863      37,246,323         388,391           607,970
                            ------------    ------------      ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     11,873,945      40,839,118         377,025           618,795
                            ------------    ------------      ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............      2,037,283      10,092,678       2,069,681         3,026,703
  Net transfers..........     (5,864,823)      8,345,306       1,201,939         4,602,934
  Surrenders for benefit
   payments and fees.....     (8,428,787)    (17,416,360)        (24,448)          (64,456)
  Net annuity
   transactions..........        (44,950)        (67,208)       --                --
                            ------------    ------------      ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (12,301,277)        954,416       3,247,172         7,565,181
                            ------------    ------------      ----------        ----------
  Net increase (decrease)
   in net assets.........       (427,332)     41,793,534       3,624,197         8,183,976
NET ASSETS:
  Beginning of year......     70,868,938     117,871,989        --                --
                            ------------    ------------      ----------        ----------
  End of year............   $ 70,441,606    $159,665,523      $3,624,197        $8,183,976
                            ============    ============      ==========        ==========

(b)  From inception May 1, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________


                             ENTERPRISE    GROWTH AND INCOME                                  EMERGING GROWTH
                            SUB-ACCOUNT       SUB-ACCOUNT        COMSTOCK SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           --------------  -----------------  ------------------------------  ----------------
OPERATIONS:
  Net investment
   income................   $  (164,375)      $  (387,917)             $   (94,196)              $   (9,430)
  Capital gains income...       --               --                    --                          --
  Net realized gain
   (loss) on security
   transactions..........    (2,567,185)            9,048                   10,450                     (690)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     6,587,773        11,751,755                1,817,049                  105,094
                            -----------       -----------              -----------               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     3,856,213        11,372,886                1,733,303                   94,974
                            -----------       -----------              -----------               ----------
UNIT TRANSACTIONS:
  Purchases..............       914,551        19,352,170               12,342,387                1,245,642
  Net transfers..........           478        20,544,131                5,360,979                  521,569
  Surrenders for benefit
   payments and fees.....    (1,522,923)       (3,808,673)                (180,769)                 (42,519)
  Net annuity
   transactions..........          (934)           51,327              --                          --
                            -----------       -----------              -----------               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (608,828)       36,138,955               17,522,597                1,724,692
                            -----------       -----------              -----------               ----------
  Net increase (decrease)
   in net assets.........     3,247,385        47,511,841               19,255,900                1,819,666
NET ASSETS:
  Beginning of year......    16,235,535        21,553,646              --                          --
                            -----------       -----------              -----------               ----------
  End of year............   $19,482,920       $69,065,487              $19,255,900               $1,819,666
                            ===========       ===========              ===========               ==========

(a)  From inception April 30, 2003 to December 31, 2003.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Total Return Series. The Account also invests in the following Sub-Accounts of the Universal Institutional Funds, Inc. family: Equity and Income, Core Plus Fixed Income, Emerging Markets Debt, Emerging Markets Equity, Technology, High Yield, and U.S. Mid Cap Value. Additionally, the Separate Account also invests in the Sub-Accounts of the Morgan Stanley Select Dimension fund family: American Opportunities, Balanced Growth, Capital Opportunities, Developing Growth, Flexible Income, Dividend Growth, Global Equity, Growth, Money Market, Utilities, Equally Weighted S&P 500, and Small Company Growth Portfolio. Finally, the Separate Account invests in the following Sub-Accounts within the Van Kampen fund family: Global Franchise, Enterprise, Growth and Income, Comstock, Emerging Growth, Aggressive Growth, and Government Portfolio.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE AND ADMINISTRATIVE CHARGES--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.60% of the Account's average daily net assets. The Company

_____________________________________ SA-54 ____________________________________
      also provides administrative services and receives a maximum annual fee of 0.20% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                           PURCHASES      PROCEEDS
FUND                                        AT COST      FROM SALES
----                                      ------------  ------------
American Funds Global Growth Fund.......  $ 16,729,174  $  4,739,902
American Funds Growth Fund..............   115,122,977    20,566,375
American Funds Growth-Income Fund.......   113,704,169    24,988,664
American Funds International Fund.......    36,824,496     4,792,211
American Funds Global Small
 Capitalization Fund....................    12,925,170     3,009,017
Franklin Small Cap Fund.................    16,626,385     5,818,853
Franklin Strategic Income Securities
 Fund...................................    37,962,817     8,013,894
Mutual Shares Securities Fund...........    43,850,153     9,470,021
Templeton Developing Markets Securities
 Fund...................................     8,545,403     2,196,434
Templeton Growth Securities Fund........    17,267,653     3,622,861
MFS Capital Opportunities Series........     2,599,665     2,251,653
MFS Emerging Growth Series..............     1,906,022     1,533,137
MFS Investors Growth Stock Series.......     2,099,490     1,440,944
MFS Investors Trust Series..............     6,755,995     2,475,775
MFS Total Return Series.................    57,084,585    14,957,692
Core Plus Fixed Income..................    39,976,389    31,072,666
Emerging Markets Debt...................     4,308,832     2,650,625
Emerging Markets Equity.................     3,313,169     2,694,031
Technology..............................     1,823,616     1,898,002
High Yield..............................     9,945,389     9,610,086
U.S. Mid Cap Value......................    17,330,718     9,587,447
American Opportunities..................     6,402,680    67,707,337
Balanced Growth.........................     9,382,601    20,374,826
Capital Opportunities...................     2,652,625     7,466,014
Developing Growth.......................     2,590,049    12,899,895
Flexible Income.........................    13,034,868    17,395,499
Dividend Growth.........................    19,416,095    75,263,773
Global Equity...........................     3,610,872    17,481,697
Growth..................................     5,326,541     9,757,044
Money Market............................    48,548,438    74,109,099
Utilities...............................     4,469,802    16,591,474
Equally Weighted S&P 500................    31,974,114    27,803,346
Small Company Growth Portfolio..........     2,727,696        43,421
Global Franchise........................     7,908,899       502,910
Equity and Income.......................    13,682,007     1,332,168
Enterprise..............................     1,080,351     4,128,869
Growth and Income.......................    42,599,894     7,307,799
Comstock................................    47,411,855     2,866,304
Emerging Growth.........................     2,693,459       426,772
Aggressive Growth Portfolio.............       488,037        15,632
Government Portfolio....................     4,972,725       113,581
                                          ------------  ------------
                                          $837,675,875  $530,977,750
                                          ============  ============

_____________________________________ SA-56 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 was as follows:

                                        UNITS       UNITS     NET INCREASE
FUND                                   ISSUED      REDEEMED    (DECREASE)
----                                 -----------  ----------  ------------
American Funds Global Growth
 Fund..............................    1,977,109     513,564    1,463,545
American Funds Growth Fund.........   14,189,138   2,285,055   11,904,083
American Funds Growth-Income
 Fund..............................   11,077,428   1,990,612    9,086,816
American Funds International
 Fund..............................    4,413,872     575,934    3,837,938
American Funds Global Small
 Capitalization Fund...............    1,314,173     286,645    1,027,528
Franklin Small Cap Fund............    2,287,423     739,450    1,547,973
Franklin Strategic Income
 Securities Fund...................    2,863,048     570,073    2,292,975
Mutual Shares Securities Fund......    3,706,293     676,836    3,029,457
Templeton Developing Markets
 Securities Fund...................      742,685     182,911      559,774
Templeton Growth Securities Fund...    1,573,529     300,549    1,272,980
MFS Capital Opportunities Series...      399,805     325,013       74,792
MFS Emerging Growth Series.........      378,300     282,047       96,253
MFS Investors Growth Stock
 Series............................      347,546     217,027      130,519
MFS Investors Trust Series.........      898,638     292,673      605,965
MFS Total Return Series............    4,843,508   1,120,660    3,722,848
Core Plus Fixed Income.............    3,422,656   2,620,221      802,435
Emerging Markets Debt..............      217,637     168,834       48,803
Emerging Markets Equity............      312,207     244,487       67,720
Technology.........................      755,279     774,817      (19,538)
High Yield.........................      873,793   1,127,982     (254,189)
U.S. Mid Cap Value.................    1,710,493     754,401      956,092
American Opportunities.............    2,803,802   4,752,321   (1,948,519)
Balanced Growth....................    1,494,940   1,256,687      238,253
Capital Opportunities..............      930,196   1,285,607     (355,411)
Developing Growth..................      719,647     792,347      (72,700)
Flexible Income....................    1,160,101   1,405,237     (245,136)
Dividend Growth....................    3,766,140   4,411,465     (645,325)
Global Equity......................    1,409,636   1,369,765       39,871
Growth.............................    1,187,613     769,022      418,591
Money Market.......................    4,902,730   6,796,700   (1,893,970)
Utilities..........................      872,898   1,172,559     (299,661)
Equally Weighted S&P 500...........    3,611,671   1,370,360    2,241,311
Small Company Growth Portfolio.....      260,440       3,439      257,001
Global Franchise...................      627,646      33,717      593,929
Equity and Income..................    1,174,828     100,144    1,074,684
Enterprise.........................      246,902     612,707     (365,805)
Growth and Income..................    3,877,511     554,166    3,323,345
Comstock...........................    3,663,685     194,702    3,468,983
Emerging Growth....................      231,997      32,624      199,373
Aggressive Growth Portfolio........       50,018       1,197       48,821
Government Portfolio...............      500,200      10,408      489,792

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

    The changes in units outstanding for the year ended December 31, 2003 was as follows:

                                       UNITS       UNITS     NET INCREASE
FUND                                   ISSUED     REDEEMED    (DECREASE)
----                                 ----------  ----------  ------------
American Funds Global Growth
 Fund..............................   2,001,191     348,573    1,652,618
American Funds Growth Fund.........  16,775,940   1,647,016   15,128,924
American Funds Growth-Income
 Fund..............................  13,375,660   1,245,291   12,130,369
American Funds International
 Fund..............................   3,219,709     593,747    2,625,962
American Funds Global Small
 Capitalization Fund...............   1,187,326     197,655      989,671
Franklin Small Cap Fund............   2,622,123     480,893    2,141,230
Franklin Strategic Income
 Securities Fund...................   2,360,215     445,589    1,914,626
Mutual Shares Securities Fund......   4,242,748     598,571    3,644,177
Templeton Developing Markets
 Securities Fund...................     510,578     103,477      407,101
Templeton Growth Securities Fund...   1,566,109     223,768    1,342,341
MFS Capital Opportunities Series...     502,686     314,558      188,128
MFS Emerging Growth Series.........     783,168     342,679      440,489
MFS Investors Growth Stock
 Series............................     673,313     189,059      484,254
MFS Investors Trust Series.........   1,146,793     275,537      871,256
MFS Total Return Series............   6,381,833     956,761    5,425,072
Core Plus Fixed Income.............   4,983,440   3,292,893    1,690,547
Emerging Markets Debt..............     374,216     154,923      219,293
Emerging Markets Equity............     389,192     225,946      163,246
Technology.........................   1,896,574     567,999    1,328,575
High Yield.........................   2,299,624     864,069    1,435,555
U.S. Mid Cap Value.................   1,480,573     848,777      631,796
American Opportunities.............   6,088,374   4,136,447    1,951,927
Balanced Growth....................   2,172,970   1,380,564      792,406
Capital Opportunities..............   1,560,377   1,334,039      226,338
Developing Growth..................   1,345,510     719,236      626,274
Flexible Income....................   1,420,597   1,432,936      (12,339)
Dividend Growth....................   6,102,588   4,226,085    1,876,503
Global Equity......................   1,396,504   1,367,975       28,529
Growth.............................     891,095     811,643       79,452
Money Market.......................   7,798,500  12,445,778   (4,647,278)
Utilities..........................   1,224,768   1,493,928     (269,160)
Value-Added Market.................   3,253,796   1,333,247    1,920,549
Global Franchise...................     299,242       2,073      297,169
Equity Income......................     721,690      14,777      706,913
Enterprise.........................     720,205     618,772      101,433
Growth and Income..................   4,385,245     586,536    3,798,709
Comstock...........................   1,600,774      57,658    1,543,116
Emerging Growth....................     164,384      10,199      154,185

_____________________________________ SA-58 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
2004  Lowest contract charges       168,147         $ 1.244884           $    209,323     1.29%       0.47%               12.02%
      Highest contract charges       82,862           8.172367                677,180     2.58%       0.48%               10.58%
      Remaining contract
      charges                     5,667,783         --                     51,924,244     --        --               --
2003  Lowest contract charges        18,849           1.111293                 20,947     1.30%       0.41%               33.53%
      Highest contract charges       25,084           7.390785                185,390     1.62%       0.09%               29.08%
      Remaining contract
      charges                     4,411,315         --                     34,917,811     --        --               --
2002  Lowest contract charges        18,849           0.832247                 15,687     0.93%     --                   (16.78)%
      Highest contract charges       85,435           5.594295                477,950     0.90%     --                     1.05%
      Remaining contract
      charges                     2,698,346         --                     15,672,452     --        --               --
2001  Lowest contract charges       109,993           9.460575              1,040,593     0.91%       0.66%              (12.58)%
      Highest contract charges      197,466           6.685952              1,320,245     1.64%       0.53%              (20.30)%
      Remaining contract
      charges                       973,609         --                      6,560,445     --        --               --
AMERICAN FUNDS GROWTH FUND
2004  Lowest contract charges     1,184,708           1.117260              1,323,627     1.29%       0.24%               11.04%
      Highest contract charges      961,708           7.819403              7,519,980     2.57%       0.32%                9.61%
      Remaining contract
      charges                    41,829,634         --                    372,627,630     --        --               --
2003  Lowest contract charges       426,080           1.006145                428,698     1.29%       0.16%               35.04%
      Highest contract charges      446,466           7.133854              3,185,023     1.62%       0.24%               24.34%
      Remaining contract
      charges                    31,199,420         --                    244,162,432     --        --               --
2002  Lowest contract charges       137,970           0.745063                102,796     0.95%       0.09%              (25.49)%
      Highest contract charges      317,376           5.339327              1,694,573     0.90%       0.08%               (0.02)%
      Remaining contract
      charges                    16,487,696         --                     92,121,776     --        --               --
2001  Lowest contract charges       676,086          10.407808              7,036,569     0.91%       0.29%              (14.92)%
      Highest contract charges      995,095           7.210458              7,175,089     1.65%       0.29%              (24.27)%
      Remaining contract
      charges                     5,012,451         --                     36,395,998     --        --               --
AMERICAN FUNDS GROWTH-INCOME FUND
2004  Lowest contract charges     1,227,457           1.124557              1,380,346     1.29%       1.12%                8.95%
      Highest contract charges      427,197          11.698456              4,997,550     2.57%       1.66%                7.54%
      Remaining contract
      charges                    34,360,563         --                    405,160,831     --        --               --
2003  Lowest contract charges       477,485           1.032179                492,850     1.29%       1.38%               30.72%
      Highest contract charges      315,316          10.878053              3,430,020     1.63%       1.89%               24.33%
      Remaining contract
      charges                    26,135,600         --                    285,774,226     --        --               --
2002  Lowest contract charges       148,384           0.789623                117,167     0.95%       2.84%              (21.04)%
      Highest contract charges      298,403           8.411031              2,509,879     0.90%       2.54%               (3.48)%
      Remaining contract
      charges                    14,351,246         --                    121,056,489     --        --               --
2001  Lowest contract charges       926,926          10.325741              9,571,196     0.91%       0.90%               (3.43)%
      Highest contract charges      773,686          10.508474              8,130,264     1.64%       1.10%               (3.20)%
      Remaining contract
      charges                     3,793,305         --                     39,973,908     --        --               --

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
AMERICAN FUNDS INTERNATIONAL FUND
2004  Lowest contract charges       355,702         $ 1.268031           $    451,041     1.30%       1.65%               17.78%
      Highest contract charges      354,898           7.870167              2,793,105     2.57%       2.60%               16.26%
      Remaining contract
      charges                     8,711,630         --                     79,739,908     --        --               --
2003  Lowest contract charges       208,459           1.076631                224,434     1.28%       3.10%               33.11%
      Highest contract charges       53,994           6.769614                365,518     1.62%       3.47%               33.99%
      Remaining contract
      charges                     5,321,839         --                     39,658,250     --        --               --
2002  Lowest contract charges       263,374           7.475572              1,968,869     1.40%       1.70%              (16.03)%
      Highest contract charges       53,685           5.140169                275,950     0.90%       2.26%               (2.92)%
      Remaining contract
      charges                     2,641,271         --                     13,696,250     --        --               --
2001  Lowest contract charges        80,272           8.902426                714,615     0.90%       0.32%              (16.49)%
      Highest contract charges      247,356           6.157966              1,523,207     1.66%       0.74%              (24.02)%
      Remaining contract
      charges                     1,185,261         --                      7,343,937     --        --               --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
2004  Lowest contract charges        44,145           1.361722                 60,113     1.28%     --                    19.32%
      Highest contract charges       57,840           9.883142                571,644     2.58%     --                    17.78%
      Remaining contract
      charges                     2,726,105         --                     30,763,149     --        --               --
2003  Lowest contract charges       136,573          11.782892              1,609,229     1.39%       0.44%               51.40%
      Highest contract charges       14,240           8.391207                119,492     1.64%       0.08%               46.12%
      Remaining contract
      charges                     1,649,749         --                     14,927,804     --        --               --
2002  Lowest contract charges        68,860           7.782819                535,926     1.40%       0.70%              (20.18)%
      Highest contract charges       12,731           5.596339                 71,246     0.91%     --                    (5.33)%
      Remaining contract
      charges                       729,301         --                      4,110,294     --        --               --
2001  Lowest contract charges        23,884           9.750312                232,872     0.89%       0.64%               (8.93)%
      Highest contract charges       55,629           7.053114                392,358     1.62%       0.33%              (18.01)%
      Remaining contract
      charges                       269,874         --                      1,912,900     --        --               --
FRANKLIN SMALL CAP FUND
2004  Lowest contract charges       314,240           1.068933                335,901     1.29%     --                    10.04%
      Highest contract charges       85,472           6.809347                582,006     2.57%     --                     8.61%
      Remaining contract
      charges                     6,243,069         --                     50,917,790     --        --               --
2003  Lowest contract charges        95,725           0.971452                 92,992     1.28%     --                    35.48%
      Highest contract charges       68,641           6.269322                430,335     1.62%     --                    30.99%
      Remaining contract
      charges                     4,930,443         --                     35,544,806     --        --               --
2002  Lowest contract charges        13,217           0.717070                  9,478     0.96%       0.35%              (28.29)%
      Highest contract charges       61,901           4.677277                289,529     0.90%     --                    (1.39)%
      Remaining contract
      charges                     2,878,461         --                     14,793,421     --        --               --
2001  Lowest contract charges       164,036          11.700482              1,919,301     0.89%       0.07%               (7.17)%
      Highest contract charges      189,123           6.691001              1,265,419     1.63%       0.25%              (21.16)%
      Remaining contract
      charges                     1,027,814         --                      7,008,176     --        --               --

_____________________________________ SA-60 ____________________________________

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
2004  Lowest contract charges        97,713         $ 1.325500           $    129,518     1.29%       4.17%                8.59%
      Highest contract charges       87,320          13.508186              1,179,531     2.56%       2.29%                7.19%
      Remaining contract
      charges                     5,538,524         --                     77,172,647     --        --               --
2003  Lowest contract charges       326,464          13.368091              4,364,199     1.40%       2.63%               18.68%
      Highest contract charges       40,472          12.601986                510,028     1.60%       0.13%                8.65%
      Remaining contract
      charges                     3,063,647         --                     39,282,747     --        --               --
2002  Lowest contract charges       180,195          11.263607              2,029,641     1.39%       0.05%                3.66%
      Highest contract charges       46,024          10.721323                493,437     0.90%     --                     7.93%
      Remaining contract
      charges                     1,289,738         --                     13,918,721     --        --               --
2001  Lowest contract charges        46,406          10.866369                504,265     0.91%       7.36%                1.08%
      Highest contract charges       83,375          10.405101                867,521     1.63%      13.29%               (0.96)%
      Remaining contract
      charges                       514,642         --                      5,373,440     --        --               --
MUTUAL SHARES SECURITIES FUND
2004  Lowest contract charges       238,827           1.173480                280,259     1.30%       0.78%               11.18%
      Highest contract charges      174,975          13.223137              2,313,716     2.57%       0.57%                9.74%
      Remaining contract
      charges                    10,858,987         --                    145,834,221     --        --               --
2003  Lowest contract charges       107,854           1.055500                113,840     1.30%       1.01%               23.53%
      Highest contract charges      158,853          12.049362              1,914,073     1.63%       0.16%               19.24%
      Remaining contract
      charges                     7,976,625         --                     97,317,549     --        --               --
2002  Lowest contract charges        57,085           0.854437                 48,775     0.94%     --                   (14.56)%
      Highest contract charges       85,643           9.858614                844,317     0.90%     --                    (2.86)%
      Remaining contract
      charges                     4,456,427         --                     44,275,902     --        --               --
2001  Lowest contract charges       315,610          11.547491              3,644,503     0.91%       0.39%               (1.70)%
      Highest contract charges      246,713          11.404650              2,813,678     1.64%       1.00%                0.10%
      Remaining contract
      charges                       839,615         --                      9,605,769     --        --               --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
2004  Lowest contract charges        27,359           1.677055                 45,882     1.29%       3.17%               23.22%
      Highest contract charges       22,441          13.265566                297,695     2.57%       0.78%               21.63%
      Remaining contract
      charges                     1,274,152         --                     17,017,223     --        --               --
2003  Lowest contract charges       150,240          10.480643              1,574,610     1.39%       0.79%               51.60%
      Highest contract charges        5,191          10.906370                 56,613     1.60%     --                    44.19%
      Remaining contract
      charges                       608,747         --                      6,597,380     --        --               --
2002  Lowest contract charges        65,290           6.913177                451,363     1.39%       2.32%               (1.35)%
      Highest contract charges        1,403           7.263821                 10,189     0.86%     --                    (0.71)%
      Remaining contract
      charges                       290,384         --                      2,112,215     --        --               --
2001  Lowest contract charges         9,029           7.008039                 63,275     0.91%     --                    (5.70)%
      Highest contract charges       14,256           7.407614                105,606     1.67%       1.90%              (16.77)%
      Remaining contract
      charges                        43,400         --                        321,495     --        --               --

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
TEMPLETON GROWTH SECURITIES FUND
2004  Lowest contract charges        20,693         $ 1.166563           $     24,140     1.30%       1.17%               14.53%
      Highest contract charges       71,355          11.523966                822,290     2.57%       1.07%               13.05%
      Remaining contract
      charges                     3,629,184         --                     43,226,341     --        --               --
2003  Lowest contract charges        20,232           1.018575                 20,607     1.26%     --                    30.43%
      Highest contract charges       44,570          10.193782                454,340     1.63%       0.02%               30.14%
      Remaining contract
      charges                     2,383,449         --                     24,825,655     --        --               --
2002  Lowest contract charges       163,728           8.311222              1,360,778     1.40%       2.36%              (19.62)%
      Highest contract charges       39,522           7.899306                312,195     0.91%     --                    (8.87)%
      Remaining contract
      charges                       902,661         --                      7,173,601     --        --               --
2001  Lowest contract charges        74,680          10.340363                772,223     0.90%       1.55%               (2.87)%
      Highest contract charges       66,029           9.886814                652,816     1.63%       1.42%               (3.68)%
      Remaining contract
      charges                       249,125         --                      2,475,980     --        --               --
MFS CAPITAL OPPORTUNITIES SERIES
2004  Lowest contract charges        41,892           0.983525                 41,202     1.30%       0.30%               11.01%
      Highest contract charges       10,498           6.142949                 64,490     2.59%       0.43%                9.58%
      Remaining contract
      charges                     1,460,226         --                      9,725,673     --        --               --
2003  Lowest contract charges        24,224           0.885965                 21,461     1.29%       0.19%               25.74%
      Highest contract charges        4,483           5.606041                 25,133     1.63%     --                    19.37%
      Remaining contract
      charges                     1,409,118         --                      8,394,396     --        --               --
2002  Lowest contract charges        11,669           0.704576                  8,222     0.96%     --                   (29.54)%
      Highest contract charges       13,993           4.506101                 63,056     0.91%     --                    (4.04)%
      Remaining contract
      charges                     1,224,035         --                      5,672,612     --        --               --
2001  Lowest contract charges       123,094           8.758679              1,078,138     0.92%     --                   (19.51)%
      Highest contract charges      263,714           6.538357              1,724,255     1.65%     --                   (30.71)%
      Remaining contract
      charges                       705,882         --                      4,643,973     --        --               --
MFS EMERGING GROWTH SERIES
2004  Lowest contract charges        13,538           0.993214                 13,446     1.30%     --                    11.50%
      Highest contract charges       53,385           4.850916                258,968     2.57%     --                    10.06%
      Remaining contract
      charges                     2,016,912         --                     10,589,885     --        --               --
2003  Lowest contract charges        11,368           0.890764                 10,126     1.30%     --                    28.55%
      Highest contract charges        5,293           4.407523                 23,327     1.63%     --                    19.01%
      Remaining contract
      charges                     1,970,921         --                      9,219,570     --        --               --
2002  Lowest contract charges        11,368           0.692952                  7,878     0.96%     --                   (30.71)%
      Highest contract charges       16,281           3.465490                 56,421     0.90%     --                    (5.14)%
      Remaining contract
      charges                     1,519,444         --                      5,416,506     --        --               --
2001  Lowest contract charges        52,345           8.018392                419,723     0.91%     --                   (18.33)%
      Highest contract charges      297,534           5.337510              1,588,092     1.64%     --                   (31.18)%
      Remaining contract
      charges                       898,922         --                      4,818,536     --        --               --

_____________________________________ SA-62 ____________________________________

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
MFS INVESTORS GROWTH STOCK SERIES
2004  Lowest contract charges         6,406         $ 0.962851           $      6,168     1.30%     --                     7.78%
      Highest contract charges       11,018           6.035213                 66,497     2.58%     --                     6.38%
      Remaining contract
      charges                     1,365,644         --                      8,825,246     --        --               --
2003  Lowest contract charges        18,452           0.893385                 16,484     1.28%     --                    21.44%
      Highest contract charges       15,728           5.673119                 89,227     1.62%     --                    14.24%
      Remaining contract
      charges                     1,218,367         --                      7,391,624     --        --               --
2002  Lowest contract charges        73,111           5.943046                434,503     1.40%     --                   (28.54)%
      Highest contract charges       12,484           4.721818                 58,946     0.91%     --                    (5.97)%
      Remaining contract
      charges                       682,697         --                      3,255,502     --        --               --
2001  Lowest contract charges        68,237           8.316955                567,527     0.91%     --                   (14.27)%
      Highest contract charges       76,239           6.647555                506,803     1.67%       0.06%              (26.78)%
      Remaining contract
      charges                       439,147         --                      2,931,975     --        --               --
MFS INVESTORS TRUST SERIES
2004  Lowest contract charges        34,461           1.034845                 35,661     1.30%       0.61%                9.92%
      Highest contract charges       28,540           8.156435                232,783     2.53%       0.14%                8.50%
      Remaining contract
      charges                     2,599,565         --                     21,515,221     --        --               --
2003  Lowest contract charges        23,640           0.941477                 22,257     1.29%     --                    20.57%
      Highest contract charges        4,385           7.517602                 32,966     1.60%     --                    16.14%
      Remaining contract
      charges                     2,028,576         --                     15,413,211     --        --               --
2002  Lowest contract charges        85,908           6.336303                544,340     1.40%       0.62%              (22.06)%
      Highest contract charges        8,913           6.301877                 56,172     0.92%     --                    (3.92)%
      Remaining contract
      charges                     1,090,524         --                      6,914,722     --        --               --
2001  Lowest contract charges        59,473           8.130073                483,519     0.91%     --                   (11.48)%
      Highest contract charges       80,011           8.134396                650,842     1.66%       0.27%              (16.66)%
      Remaining contract
      charges                       558,379         --                      4,555,315     --        --               --
MFS TOTAL RETURN SERIES
2004  Lowest contract charges       275,820           1.153245                318,088     1.30%       1.64%                9.88%
      Highest contract charges      217,516          12.557976              2,731,557     2.57%       0.55%                8.47%
      Remaining contract
      charges                    16,087,509         --                    204,273,585     --        --               --
2003  Lowest contract charges       229,110           1.049521                240,456     1.29%       1.66%               14.82%
      Highest contract charges      149,925          11.577974              1,735,832     1.63%     --                    11.85%
      Remaining contract
      charges                    12,478,962         --                    145,922,447     --        --               --
2002  Lowest contract charges        53,636           0.914052                 49,026     0.94%     --                    (8.60)%
      Highest contract charges      111,922          10.191712              1,140,679     0.90%     --                     0.13%
      Remaining contract
      charges                     7,267,367         --                     74,490,608     --        --               --
2001  Lowest contract charges       458,834          10.970528              5,033,647     0.91%     --                    (2.04)%
      Highest contract charges      471,737          10.964006              5,172,132     1.64%       0.66%               (1.04)%
      Remaining contract
      charges                     1,575,675         --                     17,325,761     --        --               --

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
CORE PLUS FIXED INCOME
2004  Lowest contract charges       983,600         $ 1.130940           $  1,112,392     1.30%       4.53%                3.02%
      Highest contract charges       65,379          12.828577                838,716     2.57%       3.27%                1.69%
      Remaining contract
      charges                    10,689,087         --                    139,686,101     --        --               --
2003  Lowest contract charges       616,339           1.097784                676,607     1.30%       0.08%                3.29%
      Highest contract charges       35,596          12.615510                449,061     1.62%       0.03%                0.76%
      Remaining contract
      charges                    10,283,696         --                    131,172,611     --        --               --
2002  Lowest contract charges       678,621           1.062849                721,272     0.95%      11.51%                6.29%
      Highest contract charges       82,483          12.409220              1,023,545     0.89%      10.04%                2.60%
      Remaining contract
      charges                     8,483,980         --                    105,237,542     --        --               --
2001  Lowest contract charges     1,859,998          11.885531             22,107,065     1.37%       6.77%                7.80%
      Highest contract charges      256,447          11.795226              3,024,850     1.64%      10.10%                5.86%
      Remaining contract
      charges                     1,576,501         --                     18,313,456     --        --               --
EMERGING MARKETS DEBT
2004  Lowest contract charges        21,502           1.400388                 30,111     1.30%       6.93%                8.64%
      Highest contract charges        7,468          18.037236                134,699     2.58%       9.11%                7.24%
      Remaining contract
      charges                       666,984         --                     10,893,914     --        --               --
2003  Lowest contract charges        18,776           1.289007                 24,203     1.29%     --                    26.22%
      Highest contract charges        1,567          16.819741                 26,353     1.58%     --                    12.57%
      Remaining contract
      charges                       626,810         --                      9,410,696     --        --               --
2002  Lowest contract charges         2,144           1.021279                  2,190     0.97%      28.37%                2.13%
      Highest contract charges        2,284          13.541581                 30,929     0.88%      23.48%               13.28%
      Remaining contract
      charges                       423,432         --                      4,890,797     --        --               --
2001  Lowest contract charges       231,531          10.273568              2,378,649     1.38%       8.88%                8.57%
      Highest contract charges        5,129          12.648127                 64,877     1.62%      28.52%                5.34%
      Remaining contract
      charges                       113,197         --                      1,270,363     --        --               --
EMERGING MARKETS EQUITY
2004  Lowest contract charges        65,220           1.443391                 94,138     1.30%       0.66%               21.53%
      Highest contract charges        4,107          12.326618                 50,623     2.58%       0.92%               19.96%
      Remaining contract
      charges                     1,006,507         --                     12,426,261     --        --               --
2003  Lowest contract charges        60,294           1.187725                 71,613     1.29%     --                    47.74%
      Highest contract charges        2,982          10.275795                 30,647     1.58%     --                    47.97%
      Remaining contract
      charges                       944,839         --                      9,675,499     --        --               --
2002  Lowest contract charges         2,030           0.803939                  1,632     0.94%     --                   (19.61)%
      Highest contract charges          285           7.066470                  2,012     0.89%     --                    (5.16)%
      Remaining contract
      charges                       842,555         --                      5,875,155     --        --               --
2001  Lowest contract charges       534,972           7.973825              4,265,770     1.39%     --                    (7.79)%
      Highest contract charges       35,583           7.913133                281,573     1.65%     --                   (18.02)%
      Remaining contract
      charges                       236,888         --                      1,807,425     --        --               --

_____________________________________ SA-64 ____________________________________

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
TECHNOLOGY
2004  Lowest contract charges       275,248         $ 2.437206           $    670,837     1.40%     --                    (3.01)%
      Highest contract charges        4,925           2.360626                 11,627     2.57%     --                    (4.17)%
      Remaining contract
      charges                     2,475,305         --                      5,931,487     --        --               --
2003  Lowest contract charges       329,918           2.512880                829,045     1.39%     --                    45.72%
      Highest contract charges       23,743           2.463323                 58,487     1.62%     --                    32.49%
      Remaining contract
      charges                     2,421,355         --                      6,013,518     --        --               --
2002  Lowest contract charges       136,583           1.724465                235,533     1.40%     --                   (49.68)%
      Highest contract charges       23,477           1.706889                 40,072     0.89%     --                    (4.78)%
      Remaining contract
      charges                     1,286,382         --                      2,205,274     --        --               --
2001  Lowest contract charges        86,657           3.426897                296,964     0.88%     --                   (26.91)%
      Highest contract charges      246,581           3.412337                841,419     1.64%     --                   (53.63)%
      Remaining contract
      charges                       897,586         --                      3,072,078     --        --               --
HIGH YIELD
2004  Lowest contract charges       140,656           1.267156                178,234     1.31%       4.67%                8.07%
      Highest contract charges       26,767          10.286162                275,333     2.58%       6.26%                6.68%
      Remaining contract
      charges                     3,320,017         --                     34,977,936     --        --               --
2003  Lowest contract charges       302,834           1.172526                355,081     1.29%     --                    24.09%
      Highest contract charges       11,011           9.642448                106,175     1.62%     --                    10.53%
      Remaining contract
      charges                     3,427,784         --                     33,604,831     --        --               --
2002  Lowest contract charges     1,291,815           8.015207             10,354,168     1.40%       8.83%               (8.56)%
      Highest contract charges        8,747           7.896291                 69,067     0.91%      23.66%                4.61%
      Remaining contract
      charges                     1,005,513         --                      7,883,968     --        --               --
2001  Lowest contract charges     1,528,797           8.765503             13,400,679     1.38%       9.17%               (5.80)%
      Highest contract charges       57,597           8.687139                500,353     1.66%      18.54%              (12.67)%
      Remaining contract
      charges                       663,801         --                      5,702,483     --        --               --
U.S. MID CAP VALUE
2004  Lowest contract charges       606,173           1.115456                676,159     1.29%       0.02%               13.11%
      Highest contract charges       63,047          14.846750                936,040     2.57%       0.02%               11.65%
      Remaining contract
      charges                     4,917,753         --                     68,259,547     --        --               --
2003  Lowest contract charges       263,114           0.986142                259,467     1.29%     --                    39.68%
      Highest contract charges       19,813          13.297342                263,456     1.60%     --                    33.23%
      Remaining contract
      charges                     4,347,956         --                     52,932,846     --        --               --
2002  Lowest contract charges       143,550           0.705987                101,345     0.93%     --                   (29.40)%
      Highest contract charges       45,716           9.673440                442,235     0.88%     --                    (4.12)%
      Remaining contract
      charges                     3,809,819         --                     32,797,555     --        --               --
2001  Lowest contract charges     2,193,446          12.492717             27,402,098     1.38%       0.12%               (4.50)%
      Highest contract charges      186,082          13.710758              2,551,329     1.64%       0.09%               (5.85)%
      Remaining contract
      charges                     1,096,191         --                     12,592,482     --        --               --

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
AMERICAN OPPORTUNITIES
2004  Lowest contract charges     5,742,549         $ 0.983629           $  5,648,538     1.30%       0.37%                6.90%
      Highest contract charges        8,090           6.206381                 50,212     2.59%       0.18%                5.19%
      Remaining contract
      charges                    13,996,404         --                    227,371,668     --        --               --
2003  Lowest contract charges     4,472,818           0.920177              4,115,785     1.29%       0.39%               19.01%
      Highest contract charges       27,890           5.900077                164,552     1.63%       0.02%               16.79%
      Remaining contract
      charges                    17,194,853         --                    273,164,339     --        --               --
2002  Lowest contract charges     1,533,557           0.773166              1,185,694     0.96%       0.35%              (22.68)%
      Highest contract charges      133,222           5.023876                669,289     0.90%     --                    (6.39)%
      Remaining contract
      charges                    18,076,856         --                    273,628,994     --        --               --
2001  Lowest contract charges    14,848,360          25.913246            384,769,205     1.39%       0.25%              (30.45)%
      Highest contract charges      618,014           6.548131              4,046,840     1.65%       0.20%              (26.45)%
      Remaining contract
      charges                     5,425,079         --                     55,741,244     --        --               --
BALANCED GROWTH
2004  Lowest contract charges     2,034,268           1.113625              2,265,411     1.30%       2.41%                9.50%
      Highest contract charges       43,393          11.846797                514,066     2.58%       2.51%                7.84%
      Remaining contract
      charges                     4,988,808         --                     86,398,590     --        --               --
2003  Lowest contract charges     1,265,740           1.017026              1,287,290     1.29%       2.78%               18.29%
      Highest contract charges        2,734          10.985273                 30,029     1.63%       1.91%               15.55%
      Remaining contract
      charges                     5,559,743         --                     91,762,173     --        --               --
2002  Lowest contract charges       525,300           0.859773                451,639     0.96%       2.98%              (14.02)%
      Highest contract charges       21,239           9.411947                199,897     0.90%       1.51%               (5.07)%
      Remaining contract
      charges                     5,489,272         --                     82,236,119     --        --               --
2001  Lowest contract charges     4,904,120          19.082940             93,585,020     1.38%       2.90%               (0.20)%
      Highest contract charges       97,513          10.868951              1,059,860     1.65%       3.21%               (2.22)%
      Remaining contract
      charges                       985,670         --                     12,844,042     --        --               --
CAPITAL OPPORTUNITIES
2004  Lowest contract charges       508,885           0.994021                505,842     1.30%     --                    21.01%
      Highest contract charges       26,501           3.530842                 93,573     2.58%     --                    19.27%
      Remaining contract
      charges                     5,532,055         --                     33,188,412     --        --               --
2003  Lowest contract charges       319,731           0.821432                262,637     1.29%     --                    39.81%
      Highest contract charges        8,877           2.960393                 26,280     1.70%     --                    28.07%
      Remaining contract
      charges                     6,094,246         --                     31,770,930     --        --               --
2002  Lowest contract charges        99,128           0.587529                 58,241     0.95%     --                   (41.25)%
      Highest contract charges       16,742           2.143832                 35,891     0.91%     --                    (7.84)%
      Remaining contract
      charges                     6,080,646         --                     24,991,592     --        --               --
2001  Lowest contract charges     4,083,146          10.110585             41,282,996     1.39%     --                   (37.28)%
      Highest contract charges      310,119           3.905754              1,211,247     1.64%     --                   (43.25)%
      Remaining contract
      charges                     2,684,217         --                     13,777,904     --        --               --

_____________________________________ SA-66 ____________________________________

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
DEVELOPING GROWTH
2004  Lowest contract charges     1,329,229         $ 1.250444           $  1,662,127     1.30%     --                    20.73%
      Highest contract charges        2,901           7.285686                 21,134     2.56%     --                    18.82%
      Remaining contract
      charges                     2,852,600         --                     53,468,881     --        --               --
2003  Lowest contract charges     1,031,037           1.035726              1,067,872     1.29%     --                    39.58%
      Highest contract charges        5,023           6.131732                 30,800     1.63%     --                    28.47%
      Remaining contract
      charges                     3,221,371         --                     53,712,707     --        --               --
2002  Lowest contract charges       420,551           0.742048                312,069     0.95%     --                   (25.80)%
      Highest contract charges        4,803           4.447520                 21,361     0.90%     --                    (4.41)%
      Remaining contract
      charges                     3,205,803         --                     43,529,224     --        --               --
2001  Lowest contract charges     3,280,587          21.906440             71,865,972     1.39%       1.08%              (26.53)%
      Highest contract charges       53,853           6.298723                339,207     1.63%       1.09%              (27.57)%
      Remaining contract
      charges                       636,383         --                      7,252,513     --        --               --
FLEXIBLE INCOME
2004  Lowest contract charges       771,563           1.285868                992,128     1.29%       7.63%                5.62%
      Highest contract charges       15,675          10.852128                170,103     2.57%       6.31%                3.88%
      Remaining contract
      charges                     4,933,457         --                     61,312,429     --        --               --
2003  Lowest contract charges       356,373           1.217480                433,877     1.29%       5.22%               12.08%
      Highest contract charges        6,569          10.446908                 68,631     1.62%       3.55%                6.24%
      Remaining contract
      charges                     5,602,889         --                     67,481,098     --        --               --
2002  Lowest contract charges       185,498           1.086268                201,501     0.94%       4.57%                8.63%
      Highest contract charges       39,711           9.454279                375,436     0.90%       2.57%                4.86%
      Remaining contract
      charges                     5,752,962         --                     63,028,853     --        --               --
2001  Lowest contract charges     4,391,315          10.819035             47,509,795     1.38%       6.83%               (5.40)%
      Highest contract charges       53,380           8.881650                474,102     1.65%       7.33%               (7.68)%
      Remaining contract
      charges                       760,046         --                      6,884,794     --        --               --
DIVIDEND GROWTH
2004  Lowest contract charges     6,945,112           1.041591              7,233,966     1.30%       1.62%                6.89%
      Highest contract charges       43,862          10.922263                479,068     2.58%       1.88%                5.26%
      Remaining contract
      charges                    15,466,073         --                    319,436,384     --        --               --
2003  Lowest contract charges     5,455,551           0.974474              5,316,292     1.29%       2.04%               26.09%
      Highest contract charges       33,293          10.376439                345,465     1.62%       1.36%               21.20%
      Remaining contract
      charges                    17,611,528         --                    356,595,193     --        --               --
2002  Lowest contract charges     1,948,304           0.772873              1,505,792     0.97%       2.29%              (22.71)%
      Highest contract charges       70,501           8.334566                587,597     0.90%       1.33%               (8.29)%
      Remaining contract
      charges                    19,205,064         --                    328,317,572     --        --               --
2001  Lowest contract charges    18,308,841          23.859677            436,843,022     1.38%       1.76%               (6.76)%
      Highest contract charges      398,027          10.388078              4,134,731     1.65%       1.83%               (6.59)%
      Remaining contract
      charges                     3,125,620         --                     41,764,886     --        --               --

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
GLOBAL EQUITY
2004  Lowest contract charges     2,323,692         $ 1.125673           $  2,615,718     1.30%       0.25%                6.77%
      Highest contract charges       20,750           8.207970                170,319     2.58%       0.11%                5.13%
      Remaining contract
      charges                     4,525,620         --                     69,088,206     --        --               --
2003  Lowest contract charges     1,432,825           1.054284              1,510,605     1.29%       0.42%               32.98%
      Highest contract charges        1,796           7.807799                 14,025     1.63%       0.13%               26.95%
      Remaining contract
      charges                     5,395,570         --                     78,880,046     --        --               --
2002  Lowest contract charges       682,734           0.792836                541,296     0.96%       0.03%              (20.72)%
      Highest contract charges        8,377           5.951340                 49,855     0.90%     --                    (5.08)%
      Remaining contract
      charges                     6,110,552         --                     69,709,610     --        --               --
2001  Lowest contract charges     6,482,442          14.941594             96,858,011     1.39%       0.70%              (18.37)%
      Highest contract charges       83,727           7.365630                616,702     1.66%       0.77%              (19.24)%
      Remaining contract
      charges                       986,354         --                     10,309,386     --        --               --
GROWTH
2004  Lowest contract charges       704,230           0.977539                688,413     1.30%       0.22%                6.25%
      Highest contract charges       39,724           6.104294                242,487     2.54%       0.02%                4.63%
      Remaining contract
      charges                     3,339,723         --                     39,697,986     --        --               --
2003  Lowest contract charges       419,112           0.920058                385,607     1.29%       0.09%               25.27%
      Highest contract charges       11,935           5.834486                 69,637     1.62%     --                    16.44%
      Remaining contract
      charges                     3,234,039         --                     41,795,947     --        --               --
2002  Lowest contract charges       137,741           0.734475                101,167     0.96%     --                   (26.55)%
      Highest contract charges       10,803           4.719743                 50,988     0.91%     --                    (5.52)%
      Remaining contract
      charges                     3,437,089         --                     38,914,596     --        --               --
2001  Lowest contract charges     3,457,875          18.502265             63,978,517     1.39%     --                   (16.41)%
      Highest contract charges       70,042           6.689139                468,521     1.66%     --                   (20.81)%
      Remaining contract
      charges                       861,262         --                      9,277,863     --        --               --
MONEY MARKET
2004  Lowest contract charges       633,558           0.988854                626,496     1.29%       0.91%               (0.44)%
      Highest contract charges       15,700           9.867901                154,929     2.59%       0.94%               (1.97)%
      Remaining contract
      charges                     7,763,998         --                     90,791,693     --        --               --
2003  Lowest contract charges       480,685           0.993199                477,416     1.29%       0.61%               (0.66)%
      Highest contract charges       74,541          10.066503                750,367     1.36%       0.15%               (1.42)%
      Remaining contract
      charges                     9,751,999         --                    115,905,950     --        --               --
2002  Lowest contract charges       144,622           0.999777                144,589     0.97%       0.89%               (0.02)%
      Highest contract charges       75,284          10.266963                772,934     0.89%       0.33%               (0.53)%
      Remaining contract
      charges                    14,734,598         --                    176,223,152     --        --               --
2001  Lowest contract charges    10,194,730          12.972049            132,246,539     1.38%       3.60%                2.40%
      Highest contract charges      481,582          10.361149              4,989,745     1.65%       2.22%                1.38%
      Remaining contract
      charges                     5,277,251         --                     56,315,051     --        --               --

_____________________________________ SA-68 ____________________________________

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
UTILITIES
2004  Lowest contract charges     1,160,935         $ 1.173772           $  1,362,673     1.30%       2.34%               22.83%
      Highest contract charges       16,771           7.424930                124,523     2.58%       2.31%               20.97%
      Remaining contract
      charges                     4,351,463         --                     70,258,536     --        --               --
2003  Lowest contract charges       752,912           0.955583                719,470     1.29%       2.75%               18.92%
      Highest contract charges        8,195           6.138064                 50,301     1.63%       2.12%               14.23%
      Remaining contract
      charges                     5,067,721         --                     69,671,835     --        --               --
2002  Lowest contract charges       354,156           0.803557                284,584     0.96%       4.20%              (19.64)%
      Highest contract charges       12,295           5.228893                 64,287     0.90%       2.28%               (0.12)%
      Remaining contract
      charges                     5,731,538         --                     70,520,066     --        --               --
2001  Lowest contract charges     4,829,359          20.532656             99,159,572     1.39%       2.14%              (26.55)%
      Highest contract charges      207,289           6.716823              1,392,325     1.65%       2.67%              (27.52)%
      Remaining contract
      charges                     1,995,845         --                     18,497,509     --        --               --
EQUALLY WEIGHTED S&P 500
2004  Lowest contract charges     2,942,136           1.235637              3,635,413     1.30%       0.82%               15.14%
      Highest contract charges       95,261          13.138524              1,251,585     2.57%       0.65%               13.35%
      Remaining contract
      charges                     9,036,144         --                    184,356,586     --        --               --
2003  Lowest contract charges     1,854,100           1.073160              1,989,746     1.29%       1.08%               35.38%
      Highest contract charges       19,319          11.591249                223,928     1.61%       0.30%               29.71%
      Remaining contract
      charges                     7,958,810         --                    157,451,849     --        --               --
2002  Lowest contract charges       791,613           0.792734                627,539     0.97%       0.87%              (20.73)%
      Highest contract charges       79,930           8.671603                693,117     0.90%     --                    (3.49)%
      Remaining contract
      charges                     7,040,137         --                    116,551,334     --        --               --
2001  Lowest contract charges     5,948,455          23.458092            139,539,403     1.38%       0.91%               (3.20)%
      Highest contract charges      173,379          10.557970              1,830,534     1.65%       0.75%               (4.61)%
      Remaining contract
      charges                     1,068,322         --                     14,873,436     --        --               --
SMALL COMPANY GROWTH PORTFOLIO
2004  Lowest contract charges         5,503          11.241435                 61,863     1.08%     --                    12.41%
      Highest contract charges       20,510          11.148935                228,666     1.92%     --                    11.49%
      Remaining contract
      charges                       230,988         --                      2,584,365     --        --               --
GLOBAL FRANCHISE
2004  Lowest contract charges        38,080          13.590845                517,536     1.49%       0.22%               11.09%
      Highest contract charges       24,431          13.357186                326,324     2.56%       0.26%                9.88%
      Remaining contract
      charges                       828,589         --                     11,157,148     --        --               --
2003  Lowest contract charges        11,776          12.234140                144,069     0.98%     --                    22.34%
      Highest contract charges       15,608          12.156794                189,739     1.62%     --                    21.57%
      Remaining contract
      charges                       269,786         --                      3,290,389     --        --               --
EQUITY AND INCOME
2004  Lowest contract charges       243,954          12.750251              3,110,468     1.49%     --                     9.86%
      Highest contract charges       23,098          12.531003                289,444     2.57%     --                     8.66%
      Remaining contract
      charges                     1,514,545         --                     19,145,651     --        --               --
2003  Lowest contract charges       115,900          11.606186              1,345,159     0.99%       0.89%               16.06%
      Highest contract charges        3,846          11.532775                 44,358     1.61%       1.01%               15.33%
      Remaining contract
      charges                       587,167         --                      6,794,459     --        --               --

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
ENTERPRISE
2004  Lowest contract charges       221,405         $ 0.929417           $    205,777     1.30%       0.33%                2.71%
      Highest contract charges       10,454           5.282739                 55,225     2.55%     --                     1.13%
      Remaining contract
      charges                     2,472,991         --                     16,710,009     --        --               --
2003  Lowest contract charges       163,502           0.904917                147,956     1.29%       0.25%               24.25%
      Highest contract charges        2,894           5.223695                 15,117     1.63%     --                    18.08%
      Remaining contract
      charges                     2,904,258         --                     19,319,847     --        --               --
2002  Lowest contract charges        19,241           0.728287                 14,013     0.93%     --                   (27.17)%
      Highest contract charges       10,202           4.255714                 43,417     0.91%     --                    (7.54)%
      Remaining contract
      charges                     2,939,779         --                     16,178,105     --        --               --
2001  Lowest contract charges     2,232,828           8.731900             19,496,829     1.39%       0.21%              (21.53)%
      Highest contract charges      153,524           6.165054                946,486     1.65%     --                   (22.60)%
      Remaining contract
      charges                     1,046,116         --                      7,781,347     --        --               --
GROWTH AND INCOME
2004  Lowest contract charges       856,406           1.156077                990,071     1.29%       0.73%               12.90%
      Highest contract charges      148,989          13.460455              2,005,455     2.56%       0.10%               11.19%
      Remaining contract
      charges                     8,473,137         --                    114,156,936     --        --               --
2003  Lowest contract charges       433,350           1.023978                443,741     1.29%       0.32%               26.38%
      Highest contract charges       68,068          12.105660                824,002     1.62%     --                    23.45%
      Remaining contract
      charges                     5,653,768         --                     67,797,744     --        --               --
2002  Lowest contract charges        73,132           0.810255                 59,255     0.94%     --                   (18.98)%
      Highest contract charges       33,519           9.708418                325,414     0.89%     --                    (3.43)%
      Remaining contract
      charges                     2,249,826         --                     21,168,976     --        --               --
2001  Lowest contract charges     1,184,624          10.734306             12,716,117     1.38%       1.92%               (0.33)%
      Highest contract charges          186          11.032691                  2,055     1.50%     --                    (0.21)%
      Remaining contract
      charges                       448,011         --                      5,006,001     --        --               --
COMSTOCK
2004  Lowest contract charges       150,900          14.484780              2,185,754     1.49%       0.62%               15.68%
      Highest contract charges      264,888          14.235396              3,770,787     2.57%       0.08%               14.42%
      Remaining contract
      charges                     4,596,310         --                     65,939,052     --        --               --
2003  Lowest contract charges        58,020          12.521462                726,498     0.99%     --                    25.22%
      Highest contract charges      102,532          12.441971              1,275,699     1.61%     --                    24.42%
      Remaining contract
      charges                     1,382,564         --                     17,253,703     --        --               --
EMERGING GROWTH
2004  Lowest contract charges        19,797          12.456970                246,614     1.50%     --                     5.19%
      Highest contract charges       16,920          12.242380                207,146     2.57%     --                     4.04%
      Remaining contract
      charges                       316,839         --                      3,910,140     --        --               --
2003  Lowest contract charges         9,129          11.842633                108,109     1.00%     --                    18.43%
      Highest contract charges       12,343          11.767380                145,245     1.60%     --                    17.67%
      Remaining contract
      charges                       132,713         --                      1,566,312     --        --               --
AGGRESSIVE GROWTH PORTFOLIO
2004  Lowest contract charges         1,412          10.774757                 15,210     1.10%     --                     7.75%
      Highest contract charges        1,316          10.686077                 14,061     1.93%     --                     6.86%
      Remaining contract
      charges                        46,093         --                        494,078     --        --               --

_____________________________________ SA-70 ____________________________________

                                                                                                 INVESTMENT
                                                       UNIT                CONTRACT     EXPENSE    INCOME            TOTAL
                                   UNITS           FAIR VALUE #         OWNERS' EQUITY  RATIO*    RATIO**          RETURN***
                                 ----------  -------------------------  --------------  -------  ----------  ----------------------
GOVERNMENT PORTFOLIO
2004  Lowest contract charges         4,685         $10.074295           $     47,197     0.33%     --                     0.37%
      Highest contract charges       29,645           9.996370                296,342     1.91%     --                    (0.04)%
      Remaining contract
      charges                       455,462         --                      4,568,181     --        --               --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

    Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

    MORTALITY AND EXPENSE RISK CHARGES:

    The Company, will make certain deductions ranging from 1.25% to 1.60% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

    ADMINISTRATIVE CHARGES:

    The Company, will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

    RIDERS:

    The Company will make certain deductions for various Rider charges, such as MAV/EPB Death Benefit Charge, Principal First Charge, Principal First Preferred Charge, Optional Death Benefit Charge and Earnings Protection Benefit Charge.

    These deductions range from 0.15% to 0.85%.

    These charges are a reduction in unit values.

    ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are redemption of units.

_____________________________________ SA-72 ____________________________________

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2004 and 2003 and for the Years Ended December 31, 2004, 2003 and 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS
                                  -----------

                                                              Page:
                                                              -----
Independent Auditors' Report                                   F-2

Financial Statements (Statutory Basis):

    Admitted Assets, Liabilities and Surplus                   F-3

    Statements of Operations                                   F-4

    Statements of Changes in Capital and Surplus               F-5

    Statements of Cash Flows                                   F-6

    Notes to Financial Statements                              F-7

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis statements of admitted assets, liabilities and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus and of cash flows for the years ended December 31, 2004, 2003 and 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2004 or 2003, or the results of its operations or its cash flows for the years ended
December 31, 2004, 2003 or 2002.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years ended December 31, 2004, 2003 and 2002, on the basis of accounting described in Note 2.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 29, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   AS OF DECEMBER 31,
-------------------------------------------------------------------------------------------
                                                                 2004              2003
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
  Bonds                                                       $ 5,386,024       $ 5,639,213
  Common and Preferred Stocks                                      11,255            11,194
  Mortgage Loans                                                   69,626            95,737
  Real Estate                                                      26,116            25,360
  Policy Loans                                                    310,520           294,714
  Cash and Short-Term Investments                                 431,418           392,494
  Other Invested Assets                                             2,242            22,743
-------------------------------------------------------------------------------------------
                              TOTAL CASH AND INVESTED ASSETS    6,237,201         6,481,455
-------------------------------------------------------------------------------------------
  Investment Income Due and Accrued                                64,387            69,221
  Federal Income Taxes Recoverable                                 63,729            54,470
  Deferred Tax Asset                                               97,105            55,301
  Other Assets                                                    378,495           290,043
  Separate Account Assets                                      62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                       TOTAL ADMITTED ASSETS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate Reserves for Life and Accident and Health
   Policies                                                   $ 6,161,030       $ 6,421,474
  Liability for Deposit Type Contracts                            121,745           100,128
  Policy and Contract Claim Liabilities                            26,880            27,834
  Asset Valuation Reserve                                          30,117            16,542
  Payable to Affiliates                                            37,479            29,702
  Accrued Expense Allowances and Other Amounts Due From
   Separate Accounts                                           (1,904,315)       (1,741,278)
  Other Liabilities                                             1,059,989         1,052,307
  Separate Account Liabilities                                 62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES   68,418,535        58,141,273
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common Stock -- 3,000 Shares Authorized, 2,000 Shares
   Issued and Outstanding                                           2,500             2,500
  Gross Paid-In and Contributed Surplus                         1,371,883         1,371,883
  Unassigned Funds                                                (66,391)         (330,602)
-------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS    1,307,992         1,043,781
-------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                    FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------
                                                                2004              2003             2002
-----------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and Annuity Considerations                        $11,619,788       $12,115,706      $ 4,626,830
  Considerations for Supplementary Contracts with Life
   Contingencies                                                     962              360               123
  Net Investment Income                                          324,681          330,741           241,414
  Commissions and Expense Allowances on Reinsurance Ceded         73,944           62,762           197,594
  Reserve Adjustment on Reinsurance Ceded                     (1,155,122)        (911,456)        3,403,682
  Fee Income                                                   1,200,281          963,407           829,267
  Other Revenues                                                  84,658           33,435            10,367
-----------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES  12,149,192       12,594,955         9,309,277
-----------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and Annuity Benefits                                     255,803          231,390           215,874
  Disability and Other Benefits                                   13,235           11,998            11,926
  Surrenders and Other Fund Withdrawals                        5,435,091        4,378,823         4,743,944
  Commissions                                                    821,925          753,838           583,605
  (Decrease) Increase in Aggregate Reserves for Life and
   Accident and Health Policies                                 (260,443)         290,135         1,785,002
  General Insurance Expenses                                     448,862          431,698           341,349
  Net Transfers to Separate Accounts                           5,647,980        6,601,021         2,298,625
  Modified Coinsurance Adjustment on Reinsurance Assumed        (441,048)        (420,032)         (522,245)
  Other Expenses                                                  43,678           38,492            22,715
-----------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES  11,965,083       12,317,363         9,480,795
-----------------------------------------------------------------------------------------------------------
  Net Gain (Loss) from Operations Before Federal Income Tax
   (Benefit) Expense                                             184,109          277,592          (171,518)
  Federal Income Tax (Benefit) Expense                           (87,470)         (19,953)           28,712
-----------------------------------------------------------------------------------------------------------
                             NET GAIN (LOSS) FROM OPERATIONS     271,579          297,545          (200,230)
-----------------------------------------------------------------------------------------------------------
  Net Realized Capital Losses, after tax                         (14,900)         (22,713)          (56,843)
-----------------------------------------------------------------------------------------------------------
                                           NET INCOME (LOSS) $   256,679       $  274,832       $  (257,073)
-----------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------
                                                                 2004             2003            2002
---------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED
 AND OUTSTANDING
---------------------------------------------------------------------------------------------------------
  Balance, Beginning and End of Year                          $    2,500       $    2,500       $   2,500
---------------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
---------------------------------------------------------------------------------------------------------
  Beginning of Year                                            1,371,883        1,221,883         986,883
  Capital Contribution                                                --          150,000         235,000
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR   1,371,883        1,371,883       1,221,883
---------------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, Beginning of Year                                    (330,602)        (636,114)       (318,168)

  Net Income                                                     256,679          274,832        (257,073)
  Change in Net Unrealized Capital Losses on Common Stocks
   and Other Invested Assets                                     (13,371)          (4,797)         (4,421)
  Change in Net Deferred Income Tax                               51,589          (28,483)        191,399
  Change in Asset Valuation Reserve                              (13,575)         (16,272)           (270)
  Change in Non-Admitted Assets                                  (16,965)          43,187        (210,628)
  Change in Liability for Reinsurance in Unauthorized
   Companies                                                        (146)          36,880         (36,953)
  Cummulative Effect of Change in Accounting Principles               --              165              --
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR     (66,391)        (330,602)       (636,114)
---------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
---------------------------------------------------------------------------------------------------------
  End of Year                                                 $1,307,992       $1,043,781       $ 588,269
---------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                 FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                                 2004          2003          2002
-----------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations                         $11,608,790   $12,116,359   $ 4,627,995
  Net Investment Income                                           370,945       373,648       242,062
  Miscellaneous Income                                            196,120       142,119     4,436,314
-----------------------------------------------------------------------------------------------------
    Total Income                                               12,175,855    12,632,126     9,306,371
-----------------------------------------------------------------------------------------------------
  Benefits Paid                                                 5,699,783     4,611,634     4,795,021
  Federal Income Tax (Recoveries) Payments                        (54,729)       23,421      (108,177)
  Net Transfers to Separate Accounts                            5,811,016     7,114,314     2,040,883
  Other Expenses                                                  905,742       537,701       445,677
-----------------------------------------------------------------------------------------------------
    Total Benefits and Expenses                                12,361,812    12,287,070     7,173,404
-----------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES     (185,957)      345,056     2,132,967
-----------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND MATURED
  Bonds                                                         1,584,991     2,323,921     1,623,364
  Common and Preferred Stocks                                       1,767         4,031            35
  Mortgage Loans                                                   25,752        41,395        42,133
  Other                                                            35,227        12,347       134,912
-----------------------------------------------------------------------------------------------------
    Total Investment Proceeds                                   1,647,737     2,381,694     1,800,444
-----------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                         1,351,838     3,068,077     3,956,463
  Common and Preferred Stocks                                       2,473         4,814           842
  Mortgage Loans                                                       --            --           225
  Real Estate                                                       1,482           722         1,292
  Other                                                             3,275       169,520            --
-----------------------------------------------------------------------------------------------------
    Total Investments Acquired                                  1,359,068     3,243,133     3,958,822
-----------------------------------------------------------------------------------------------------
  Net Increase in Policy Loans                                     15,806        27,958        16,536
-----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES      272,863      (889,397)   (2,174,914)
-----------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                                                 --       150,000       235,000
  Net Other Cash (Used) Provided                                  (47,982)      301,810      (129,792)
-----------------------------------------------------------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                    MISCELLANEOUS ACTIVITIES      (47,982)      451,810       105,208
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) in cash and short-term investments       38,924       (92,531)       63,261
  Cash and Short-Term Investments, Beginning of Year              392,494       485,025       421,764
-----------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $   431,418   $   392,494   $   485,025
-----------------------------------------------------------------------------------------------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
  Common and Preferred stock acquired in satisfaction of
   debt                                                             2,173         2,885           323

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

    Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2004              2003              2002
                                                                -----------------------------------------------
GAAP Net Income                                                 $   450,396       $   281,211       $   191,548
Deferral and amortization of policy acquisition costs,
 net                                                               (389,629)         (501,010)         (337,657)
Change in unearned revenue reserve                                  108,301            12,367            71,208
Deferred taxes                                                       43,719            43,304           (50,834)
Separate account expense allowance                                  168,013           511,608          (279,761)
Benefit reserve adjustment                                          (14,581)           69,470           190,796
Prepaid reinsurance premium                                          (9,068)          (11,809)           (8,564)
Administrative fees                                                 (60,183)          (48,072)               --
Reinsurance                                                          (9,123)          (54,276)               --
Dividends received from affiliates                                    2,000             9,000                --
Sales inducements                                                   (58,330)          (47,454)          (35,600)
Cumulative effect of GAAP accounting changes                         31,151                --                --
Other, net                                                           (5,987)           10,493             1,791
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   256,679       $   274,832       $  (257,073)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 3,332,247       $ 2,900,964       $ 2,242,347
Deferred policy acquisition costs                                (4,164,021)       (3,755,461)       (3,289,010)
Unearned revenue reserve                                            408,737           327,144           297,759
Deferred taxes                                                      481,245           422,680           341,130
Separate account expense allowance                                1,920,061         1,755,474         1,243,867
Unrealized (gains) losses on investments                           (226,613)         (259,293)         (178,951)
Benefit reserve adjustment                                          281,742           208,213           300,515
Asset valuation reserve                                             (30,117)          (16,542)             (270)
Interest maintenance reserve                                        (28,254)          (29,314)          (25,702)
Prepaid reinsurance premium                                         (47,089)          (38,052)          (26,243)
Goodwill                                                           (170,100)         (170,100)         (170,100)
Reinsurance ceded                                                  (200,222)         (108,922)         (189,436)
Administrative fees                                                (290,061)         (229,878)               --
Other, net                                                           40,437            36,868            42,363
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,307,992       $ 1,043,781       $   588,269
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9.25% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2004 and 2003, the Company had $4,126,520 and $2,222,511,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2004 and 2003 totaled $14,170 and $9,533, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2004 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,206         0.0%
At book value, less current surrender charge of 5% or more             1,157,626         1.9%
At market value                                                       58,449,078        92.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          59,608,910        94.7%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,093,812         4.9%
Not subject to discretionary withdrawal:                                 256,644         0.4%
                                                                     -----------------------
                                                TOTAL, GROSS          62,959,366       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------------------
                                                  TOTAL, NET         $62,759,366         N/A
                                                                     -----------------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans are stated at the aggregate carrying value less accrued interest, which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to Statement of Statutory Accounting Principle No. 43 LOANED-BACKED AND STRUCTURED SECURITIES ("SSAP 43") below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. The fair value of the other than temporarily impaired investment becomes its new cost basis.

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of its security are less than its book value then an other than temporary impairment charge is recognized equal to the difference between the book value and estimated undiscounted cash flows of the security. The total estimated undiscounted cash flows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other than temporarily impaired loan backed securities are valued using the prospective method. In 2004, 2003 and 2002, the Company changed from the retrospective to prospective methodology due to negative yields on specific loan-backed securities that were impaired totaling $4,140, $0 and $0, respectively, with an income impact of $29, $0 and $0, respectively. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued non-admitted and written off through net investment income at December 31, 2004 and 2003 was $2,067 and $2,297, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING INCOME GENERATION AND REPLICATION (SYNTHETIC ASSETS) TRANSACTIONS" ("SSAP 86"). The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $30,117 and $16,542 as of December 31, 2004 and 2003, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the admitted assets, liabilities and surplus statement. The IMR balances as of December 31, 2004 and 2003 were $28,254 and $29,314, respectively. The net capital gains captured in the IMR in 2004, 2003 and 2002 were $6,582, $9,641 and $5,078, respectively. The amount of expense amortized from the IMR in 2004, 2003 and 2002 included in the Company's Statements of Operations, was $7,642, $6,029 and $4,823, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. SSAP 86 requires that derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge shall be valued and reported in a manner that is consistent with the hedged asset or liability. SSAP 86 also requires that derivative instruments used in hedging transactions that do not meet the criteria of an effective hedge shall be accounted for at fair value and the changes in fair value shall be recorded in capital and surplus as unrealized capital gains and losses. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the Company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SSAP 88--INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES ("SSAP 88"), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force during 2004. SSAP 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It is effective on January 1, 2005, and is not expected to have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2004           2003           2002
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $294,245       $290,212       $207,585
Interest income from policy loans                                    18,432         18,620         18,947
Interest and dividends from other investments                        17,497         26,071         18,478
                                                                   --------------------------------------
Gross investment income                                             330,174        334,903        245,010
Less: investment expenses                                             5,493          4,162          3,596
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $324,681       $330,741       $241,414
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS ON BONDS AND SHORT-TERM
INVESTMENTS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $236,408       $176,924       $117,032
Gross unrealized capital losses                                     (14,758)        (8,996)       (32,336)
                                                                   --------------------------------------
Net unrealized capital gains                                        221,650        167,928         84,696
Balance, beginning of year                                          167,928         84,696            (78)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 53,722       $ 83,232       $ 84,774
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    558       $    376       $    185
Gross unrealized capital losses                                     (31,533)       (30,877)       (23,137)
                                                                   --------------------------------------
Net unrealized capital losses                                       (30,975)       (30,501)       (22,952)
Balance, beginning of year                                          (30,501)       (22,952)       (22,793)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $   (474)      $ (7,549)      $   (159)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                                     2004           2003           2002
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 21,229       $ 12,602       $(28,561)
Common stocks                                                          (266)           657           (149)
Other invested assets                                                (5,798)        (4,393)            (2)
                                                                   --------------------------------------
Realized capital gains (losses)                                      15,165          8,866        (28,712)
Capital gains tax (benefit)                                          23,483         21,938         23,053
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,318)       (13,072)       (51,765)
Less: amounts transferred to IMR                                      6,582          9,641          5,078
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(14,900)      $(22,713)      $(56,843)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,868,164, $2,523,341 and $1,691,422, gross realized capital gains of $25,465, $23,090 and $15,257, and gross realized capital losses of $2,900, $6,150 and $9,998, respectively, before transfers to the IMR. Sales of common and preferred stocks for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,814, $4,031 and $35, gross realized capital gains of $50, $715 and $0, and gross realized capital losses of $314, $5 and $7, respectively.

(e) INVESTMENTS--DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2004 and 2003, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2004 and 2003 were $1,455,253 and $1,163,355, respectively. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2004 and 2003 were $(29,914) and $820, respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2004 and 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $220,000 and $70,000, respectively, and a fair value of $(604) and $3,684, respectively.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2004 and 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $129,492 and $76,855, respectively, and a fair value of $(24,927) and $(10,282), respectively.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2004 and 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $1,189 and $6,884, respectively. As of December 31, 2004 and 2003 the average fair value for interest rate caps and swaptions was $3,619 and $7,481, respectively in asset value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2004 and 2003 total return swaps had a notional value of $40,000 and $0, respectively, and a fair value of $122 and $0, respectively. As of December 31, 2004 and 2003 the average fair value for credit default and total return swaps was $26 and $0, respectively in asset value. For the year ended December 31, 2004 credit derivatives reported a gain of $28 in realized capital gains and losses. There were no realized gains and losses during the year 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2004 and 2003, foreign currency swaps had a notional value of $49,262 and $0, respectively, and a fair value of $(5,902) and $0, respectively. As of December 31, 2004 and 2003 the average fair value for foreign currency derivatives was ($842) and $0, respectively in liability value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2004 and 2003, the warrants had a notional value of $500 and a fair value of $208 and $534, respectively. As of December 31, 2004 and 2003, the average fair value of the warrants was $313 and $290, respectively. There were no realized gains and losses during the years 2004, 2003 and 2002.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2004, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of this fixed maturity was $133,765, $1,599, and $135,364, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $   29,257        $    211         $    (98)       $   29,370
  --Guaranteed and sponsored -- asset backed            476,051           5,071           (1,180)          479,942
International governments                                41,802           4,721             (337)           46,186
Public utilities                                        326,596          15,503             (878)          341,221
All other corporate                                   2,700,917         161,356           (7,801)        2,854,472
All other corporate -- asset-backed                   1,784,676          49,546           (4,464)        1,829,758
Short-term investments                                  189,332              --               --           189,332
Parents, subsidiaries and affiliates                     26,725              --               --            26,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,575,356        $236,408         $(14,758)       $5,797,006
                                                     -------------------------------------------------------------

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    5,346             558         $    (17)       $    5,887
Common stock -- affiliated                               36,884              --          (31,516)            5,368
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   42,230        $    558         $(31,533)       $   11,255
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $  107,943        $    605         $    (47)       $  108,501
  --Guaranteed and sponsored -- asset backed            529,528              --               --           529,528
States, municipalities and political
 subdivisions                                             5,560               7               (4)            5,563
International governments                                44,569           4,201              (13)           48,757
Public utilities                                        266,866          13,955             (625)          280,196
All other corporate                                   2,779,091         150,649           (5,014)        2,924,726
All other corporate -- asset-backed                   1,863,931           7,507           (3,293)        1,868,145
Short-term investments                                  111,118              --               --           111,118
Parents, subsidiaries and affiliates                     41,725              --               --            41,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,750,331        $176,924         $ (8,996)       $5,918,259
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    4,807        $    376         $    (62)       $    5,121
Common stock -- affiliated                               36,884              --          (30,815)            6,069
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   41,691        $    376         $(30,877)       $   11,190
                                                     -------------------------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2004 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  682,447       $  702,743
Over one year through five years                        2,339,182        2,435,441
Over five years through ten years                       1,865,432        1,942,201
Over ten years                                            688,295          716,621
                                                       ---------------------------
                                         TOTAL         $5,575,356       $5,797,006
                                                       ---------------------------

Bonds with a carrying value of $3,969 and $3,612 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2004 were 9.5% and 6.53%, respectively. During 2004, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 55.9%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31, 2004, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2004 and 2003.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2004 and 2003 was $1,207 and $968, respectively. The realized capital losses related to these loans, as of December 31, 2004 and 2003 were $157 and $0, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2004 and 2003.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS ADMITTED ASSETS, LIABILITIES AND SURPLUS STATEMENT ITEMS:

                                                         2004                                2003
                                              ---------------------------------------------------------------
                                               Carrying        Estimated           Carrying        Estimated
                                                Amount         Fair Value           Amount         Fair Value
                                              ---------------------------------------------------------------
ASSETS
  Bonds and short-term investments            $5,575,356        5,797,006         $5,750,331        5,918,259
  Common stocks                                   11,255           11,255             11,190           11,190
  Preferred stocks                                    --               --                  4                4
  Policy loans                                   310,520          310,520            294,714          294,714
  Mortgage loans                                  69,626           78,851             95,737           95,737
  Derivative related assets                        1,397            1,397              7,418            7,418
  Other invested assets                           26,961           26,961             40,685           40,685
LIABILITIES
  Deposit funds and other benefits            $  121,745          121,745         $  100,128          100,128
  Derivative related liabilities                   5,780           31,011                 --            6,598
                                              ---------------------------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts. As of December 31, 2004 and 2003, the fair value of the loaned securities was approximately $180,346 and $236,373, respectively, and was included in Cash and Short Term Investments. The cash collateral received as of December 31, 2004 and 2003 of approximately $183,321 and $240,331, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents amortized cost, fair value, and unrealized losses for the Company's fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                     December 31, 2004
                                     ----------------------------------------------------------------------------------
                                            Less Than 12 Months                  12 Months or More             Total
                                     ----------------------------------------------------------------------------------
                                     Amortized     Fair     Unrealized   Amortized     Fair     Unrealized   Amortized
                                       Cost       Value       Losses       Cost       Value       Losses        Cost
                                     ----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                         $ 12,590    $ 12,492    $    (98)   $     --    $     --    $     --    $   12,590
  -- guaranteed and
   sponsored -- asset-backed          157,272     156,301        (971)      6,714       6,505        (209)      163,986
International governments                  --          --          --      10,517      10,180        (337)       10,517
Public utilities                       29,873      29,638        (235)     16,122      15,479        (643)       45,995
All other corporate
 including international              373,010     367,665      (5,345)     65,001      62,545      (2,456)      438,011
All other corporate --
 asset-backed                         423,586     419,730      (3,856)     26,610      26,002        (608)      450,196
                                     ----------------------------------------------------------------------------------
      TOTAL FIXED MATURITIES          996,331     985,826     (10,505)    124,964     120,711      (4,253)    1,121,295
Common stock -- unaffiliated               --          --          --         696         679         (17)          696
Common stock -- affiliated                 --          --          --      36,884       5,368     (31,516)       36,884
                                     ----------------------------------------------------------------------------------
                TOTAL EQUITY               --          --          --      37,580       6,047     (31,533)       37,580
                                     ----------------------------------------------------------------------------------
            TOTAL SECURITIES         $996,331    $985,826    $(10,505)   $162,544    $126,758    $(35,786)   $1,158,875
                                     ----------------------------------------------------------------------------------

                                 December 31, 2004
                              -----------------------
                                       Total
                              -----------------------
                                 Fair      Unrealized
                                Value        Losses
                              -----------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                  $   12,492    $    (98)
  -- guaranteed and
   sponsored -- asset-backed     162,806      (1,180)
International governments         10,180        (337)
Public utilities                  45,117        (878)
All other corporate
 including international         430,210      (7,801)
All other corporate --
 asset-backed                    445,732      (4,464)
                              -----------------------
      TOTAL FIXED MATURITIES   1,106,537     (14,758)
Common stock -- unaffiliated         679         (17)
Common stock -- affiliated         5,368     (31,516)
                              -----------------------
                TOTAL EQUITY       6,047     (31,533)
                              -----------------------
            TOTAL SECURITIES  $1,112,584    $(46,291)
                              -----------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2004, fixed maturities represented approximately 100% of the Company's total unrealized loss amount, which was comprised of approximately 220 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $862. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS accounted for under SSAP 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 200 securities of which 94%, or $9,823, were comprised of securities with fair value to amortized cost ratios at or greater than 90%.

The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of 30 securities. Of the twelve months or more unrealized loss amount $3,502, or 82%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                         December 31, 2003
                                          --------------------------------------------------------------------------------
                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                     December 31, 2003
                                   ---------------------
                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2004 and 2003. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,       December 31,
                                                                  2004               2003
                                                              -------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $446,816           $423,715
Total of all deferred tax liabilities                            (29,360)           (57,848)
                                                              -------------------------------
Net deferred assets/(liability)                                  417,456            365,867
Net admitted deferred asset/(liability)                           97,105             55,301
                                                              -------------------------------
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $320,351           $310,566
                                                              -------------------------------
Increase (decrease) in deferred taxes non-admitted              $  9,785           $(53,963)
                                                              -------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2004           2003          2002
                                                                     -------------------------------------
Federal                                                              $(87,470)      $(21,840)      $25,183
                                                                     -------------------------------------
Foreign                                                                    --          1,885         3,528
                                                                     -------------------------------------
Federal income tax on capital gains                                    23,483         21,940        23,053
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $(63,987)      $  1,985       $51,764
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Reserves                                                         $ 44,480           $ 23,627         $ 20,853
Fortis ceding commission                                               --             15,256          (15,256)
Tax DAC                                                           245,155            226,262           18,893
Bonds                                                               8,536             21,085          (12,549)
NOL carryforward/AMT credits                                      114,164            108,582            5,582
Software project deferral                                           2,763                 --            2,763
Other                                                              31,718             28,903            2,815
                                                               ----------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $446,816           $423,715         $ 23,101
                                                               ----------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $320,351           $310,566         $  9,785
                                                               ----------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Bonds                                                            $(15,793)          $(13,550)        $ (2,243)
Tax preferred investments                                              --            (29,655)          29,655
Accrued deferred compensation                                      (1,710)              (102)          (1,608)
Software project deferral                                              --             (1,121)           1,121
Deferred and uncollected                                          (11,237)           (10,234)          (1,003)
Other                                                                (620)            (3,186)           2,566
                                                               ----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(29,360)          $(57,848)        $ 28,488
                                                               ----------------------------------------------

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Total deferred tax assets                                        $446,816           $423,715         $ 23,101
Total deferred tax liabilities                                    (29,360)           (57,848)          28,488
                                                               ----------------------------------------------
Net deferred tax asset (liability)                               $417,456           $365,867           51,589
                                                               ----------------------------------------------
Change in net deferred income tax                                                                    $ 51,589
                                                               ----------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Tax provision at statutory rate           $  67,442      35.0%        $ 96,886      35.0%        $ (71,865)    (35.0)%
Tax preferred investments                   (78,652)    (40.8)%        (69,159)    (25.0)%         (64,562)    (31.4)%
Unrealized gains/(losses)                    (5,367)     (2.8)%             --        --                --        --
IMR adjustment                                 (369)     (0.2)%             --        --                --        --
1998-2001 IRS audit                        (102,502)    (53.2)%             --        --                --        --
Other                                         3,872       2.0%           2,741       1.0%           (3,208)     (1.6)%
                                          ----------------------------------------------------------------------------
                            TOTAL         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Federal and foreign income tax
 incurred                                 $ (63,987)    (33.2)%       $  1,985       0.7%        $  51,764      25.2%
Change in net deferred income
 taxes                                      (51,589)    (26.8)%         28,483      10.3%         (191,399)    (93.2)%
                                          ----------------------------------------------------------------------------
     TOTAL STATUTORY INCOME TAXES         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

(e) As of December 31, 2004, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2004                   $         7,825
2003                   $         1,985

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $219,998 in 2004, an increase of $9,069 from the 2003 balance of $210,929. The total amount of reinsurance credits taken for this agreement is $338,458 in 2004, an increase of $13,953 from the 2003 balance of $324,505.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. As of December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively, and the reserve credit taken was $37,018 and $3,680, respectively.

The amount of reinsurance recoverables from reinsurers was $15,488 and $16,578 at December 31, 2004 and 2003, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,626,098       $1,483,460         $  (948,528)      $ 6,161,030
Policy and Contract Claim Liabilities      $    21,331       $   14,491         $    (8,942)      $    26,880
Premium and Annuity Considerations         $11,712,335       $  259,653         $  (352,200)      $11,619,788
Death, Annuity, Disability and Other
 Benefits                                  $   196,436       $  113,044         $   (40,442)      $   269,038
Surrenders and Other Fund Withdrawals      $ 6,150,801       $  584,474         $(1,300,184)      $ 5,435,091

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,671,324       $1,511,423         $  (761,273)      $ 6,421,474
Policy and Contract Claim Liabilities      $    22,699       $   14,201         $    (9,066)      $    27,834
Premium and Annuity Considerations         $12,173,716       $  287,413         $  (345,423)      $12,115,706
Death, Annuity, Disability and Other
 Benefits                                  $   165,828       $  114,575         $   (37,015)      $   243,388
Surrenders and Other Fund Withdrawals      $ 4,904,307       $  546,275         $(1,071,759)      $ 4,378,823

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2002
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,566,253       $1,511,752         $  (946,667)      $ 6,131,338
Policy and Contract Claim Liabilities      $    26,680       $   15,825         $    (8,649)      $    33,856
Premium and Annuity Considerations         $ 8,401,771       $  371,175         $(4,146,116)      $ 4,626,830
Death, Annuity, Disability and Other
 Benefits                                  $   138,864       $  114,019         $   (25,083)      $   227,800
Surrenders and Other Fund Withdrawals      $ 4,436,989       $  766,314         $  (459,359)      $ 4,743,944

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31, 2004 and 2003:

                                                                     December 31,       December 31,
                                                                         2004               2004
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,856            $ 3,339
Ordinary Renewal                                                        18,614             29,980
Group Life                                                                  37                 68
                                                                     -------------------------------
                                                       TOTAL           $21,507            $33,387
                                                                     -------------------------------

                                                                     December 31,       December 31,
                                                                         2003               2003
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,414            $ 2,831
Ordinary Renewal                                                        16,253             25,079
Group Life                                                                  45                 80
                                                                     -------------------------------
                                                       TOTAL           $18,712            $27,990
                                                                     -------------------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. The terms of the settlement require that these amounts be settled generally within 30 days.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 4, 5 and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $31,786, $8,599 and $4,357 for 2004, 2003 and 2002, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2004, 2003 or 2002.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In 2003, The Hartford allocated 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees was increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $3.8 million, $2.7 million and $2.5 million in 2004, 2003 and 2002, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31(st) or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2004, 2003 or 2002. The amount available for dividend in 2005 is approximately $0.

The portion of unassigned funds (surplus) reduced by each item below as of December 31, is as follows:

                                                                  2004               2003
                                                              -------------------------------
Unrealized gains and losses                                    $ (46,387)         $ (32,805)
Nonadmitted asset values                                       $(351,559)         $(334,593)
Asset valuation reserves                                       $ (30,117)         $ (16,542)
Reinsurance in unauthorized companies                          $    (222)         $     (76)

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $62.9 billion and $52.2 billion as of December 31, 2004 and 2003, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $904 million, $626 million and $518 million for the years ended December 31, 2004, 2003 and 2002, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2004 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2004               $ 8,453,455
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $61,093,263
                                                                               -----------
          Total reserves                                                       $61,093,263
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       67,071
          Market value                                                          60,925,462
                                                                               -----------
          Subtotal                                                              60,992,533
          Not subject to discretionary withdrawal                                  100,730
                                                                               -----------
                                                                 TOTAL         $61,093,263
                                                                               -----------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company.

BROKER COMPENSATION LITIGATION--In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,268 and was refunded $2 in 2004 and 2003, respectively, of which $762 increased and $1 decreased in 2004 and 2003, respectively, the creditable amount against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,738 and $8,164 in 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2005                   $        13,657
2006                            12,673
2007                            11,220
2008                             9,588
2009                             8,274
Thereafter                       8,958
                       ---------------
Total                  $        64,370
                       ---------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $5,574 and $3,195 in 2004 and 2003, respectively.

(d) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2004, the IRS completed its examination and issued its Revenue Agents Report for the 1998-2001 tax years. The IRS and the Company agreed upon all adjustments, and as a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

                                     *****

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement.(2)

          (3)  (b) Form of Dealer Agreement.(2)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(3)

          (5)  Form of Application.(3)

          (6)  (a) Certificate of Incorporation of Hartford.(4)

          (6)  (b) Bylaws of Hartford.(4)

          (7)  Form of Reinsurance Agreement.(5)

          (8)  Form of Fund Participation Agreement.(6)

          (9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

          (10) Consent of Deloitte & Touche LLP.

          (11) No financial statements are omitted.

          (12) Not applicable.

          (99) Copy of Power of Attorney.

--------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80732, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated April 29, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-101923, filed on April 7, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed April 9, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(6) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed August 25, 2000.

Item 25.   Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant. Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-119414 filed on March 31, 2005.

Item 27. Number of Contract Owners

         As of July 31, 2005, there were 36,568 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to
         Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

         1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

         2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

         In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

             A.  conducted himself in good faith;
             B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and
             C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC Variable
              Account I)
         Hartford Life Insurance Company - Separate Account Two (DC Variable
              Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable
              Account)
         Hartford Life Insurance Company - Separate Account Two (Variable
              Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ Variable
              Account)
         Hartford Life Insurance Company - Separate Account Ten
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life Insurance Company - Separate Account Eleven
         Hartford Life Insurance Company - Separate Account Twelve
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Nutmeg Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

         (b)  Directors and Officers of HSD

                                               POSITIONS AND OFFICES
              NAME                                WITH UNDERWRITER
              ----                             ---------------------
         David A. Carlson                 Senior Vice President and Deputy
                                          Chief Financial Officer
         Richard G. Costello              Vice President and Secretary
         George R. Jay                    Chief Broker-Dealer Compliance
                                          Officer
         Stephen T. Joyce                 Vice President
         Thomas M. Marra                  President, Chief Executive Officer and
                                          Chairman of the Board, Director
         Martin A. Swanson                Vice President
         John C. Walters                  Executive Vice President, Director
         Neal S. Wolin                    Executive Vice President and
                                          General Counsel
         Lizabeth H. Zlatkus              Director

         Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, Connecticut 06115.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

         The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 3rd day of October, 2005.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE
          (Registrant)

By: Thomas M. Marra                             *By: /s/ Christopher M. Grinnell
    --------------------------------------------         -----------------------
    Thomas M.  Marra, President, Chief Executive         Christopher M. Grinnell
    Officer and Chairman of the Board*                   Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
    (Depositor)

By: Thomas M. Marra
    --------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael L. Kalen, Executive Vice President,
    Director*
Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President
    & Chief Accounting Officer*
John C. Walters, Executive Vice President,     *By: /s/ Christopher M. Grinnell
    Director*                                           -----------------------
Lizabeth H. Zlatkus, Executive Vice President           Christopher M. Grinnell
    and Chief Financial Officer, Director*              Attorney-in-Fact
David M. Znamierowski, Executive Vice President &
    Chief Investment Officer, Director*         Date: October 3, 2005

333-119418

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

(10) Consent of Deloitte & Touche LLP.

(99) Copy of Power of Attorney.